Schedule of Investments
Blue Chip Fund
November 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0.11% Shares Held Value (000's)
Money Market Funds - 0.11%
BlackRock Liquidity FedFund 1.53%
(a),(b)
18,676 $ 19
Principal Government Money Market Fund
1.52%
(a),(c)
5,066,667 5,067
$ 5,086
TOTAL INVESTMENT COMPANIES $ 5,086
COMMON STOCKS - 99.91% Shares Held Value (000's)
Aerospace & Defense - 4.02%
TransDigm Group Inc 328,354 186,210
Banks - 0.59%
First Republic Bank/CA 246,751 27,118
Beverages - 0.43%
Monster Beverage Corp
( d)
335,619 20,077
Biotechnology - 1.18%
Illumina Inc
( d)
170,092 54,559
Chemicals - 3.96%
Air Products & Chemicals Inc 133,505 31,551
Ecolab Inc 87,022 16,245
Linde PLC 545,086 112,402
Sherwin-Williams Co/The 39,583 23,082
$ 183,280
Commercial Services - 9.46%
Automatic Data Processing Inc 497,844 85,022
Gartner Inc
( d)
49,787 7,989
IHS Markit Ltd
( d)
310,817 22,581
Moody's Corp 255,536 57,922
PayPal Holdings Inc
( d)
1,740,361 187,976
S&P Global Inc 287,792 76,164
$ 437,654
Diversified Financial Services - 11.61%
Charles Schwab Corp/The 2,178,669 107,844
Mastercard Inc 693,818 202,754
Visa Inc 1,229,736 226,899
$ 537,497
Healthcare - Products - 3.47%
Danaher Corp 834,385 121,803
IDEXX Laboratories Inc
( d)
154,368 38,836
$ 160,639
Insurance - 8.27%
Aon PLC 105,552 21,491
Berkshire Hathaway Inc - Class B
( d)
1,203,656 265,165
Markel Corp
( d)
48,018 54,527
Progressive Corp/The 570,548 41,679
$ 382,862
Internet - 23.82%
Alphabet Inc - A Shares
( d)
13,092 17,073
Alphabet Inc - C Shares
( d)
271,399 354,165
Amazon.com Inc
( d)
219,470 395,222
Booking Holdings Inc
( d)
62,604 119,200
Facebook Inc
( d)
975,905 196,781
Shopify Inc
( d)
58,785 19,796
$ 1,102,237
Lodging - 2.12%
Hilton Worldwide Holdings Inc 935,427 98,220
Media - 4.37%
Charter Communications Inc
( d)
430,392 202,289
Private Equity - 5.44%
Brookfield Asset Management Inc 3,880,522 226,661
KKR & Co Inc 844,802 24,913
$ 251,574
REITs - 4.63%
American Tower Corp 999,962 214,022
Retail - 2.27%
Costco Wholesale Corp 98,514 29,536
Restaurant Brands International Inc 718,636 47,164
Yum! Brands Inc 280,048 28,192
$ 104,892
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 1.17%
NVIDIA Corp 250,601 $ 54,315
Software - 13.10%
Adobe Inc
( d)
533,624 165,172
Intuit Inc 147,596 38,211
Microsoft Corp 1,497,971 226,763
salesforce.com Inc
( d)
971,832 158,302
Slack Technologies Inc
( d),(e)
779,409 17,786
$ 606,234
TOTAL COMMON STOCKS $ 4,623,679
Total Investments $ 4,628,765
Other Assets and Liabilities -  (0.02)% (979)
TOTAL NET ASSETS - 100.00% $ 4,627,786
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $19 or
0.00 % of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  ( unaudited)
Sector Percent
Financial 30.54%
Communications 28.19%
Consumer, Non-cyclical 14.54%
Technology 14.27%
Consumer, Cyclical 4.39%
Industrial 4.02%
Basic Materials 3.96%
Money Market Funds 0.11%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Blue Chip Fund
November 30, 2019 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2019 Purchases Sales November 30, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.52% $ 14,510 $ 191,158 $ 200,601 $ 5,067
$ 14,510 $ 191,158 $ 200,601 $ 5,067
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.52% $ 28 $ — $ — $ —
$ 28 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Bond Market Index Fund
November 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 5.66% Shares Held Value (000's)
Exchange-Traded Funds - 1.20%
iShares MBS ETF 275,375 $ 29,779
Money Market Funds - 4.46%
BlackRock Liquidity FedFund 1.53%
(a),(b)
5,013,546 5,014
Principal Government Money Market Fund
1.52%
(a),(b),(c)
105,204,886 105,205
$ 110,219
TOTAL INVESTMENT COMPANIES $ 139,998
BONDS - 31.89%
Principal
Amount (000's) Value (000's)
Advertising - 0.03%
Interpublic Group of Cos Inc/The
4.20%, 04/15/2024 $ 50 $ 54
Omnicom Group Inc / Omnicom Capital Inc
3.60%, 04/15/2026 500 528
3.63%, 05/01/2022 75 77
WPP Finance 2010
3.75%, 09/19/2024 75 79
$ 738
Aerospace & Defense - 0.56%
Boeing Co/The
2.30%, 08/01/2021 2,210 2,221
2.70%, 02/01/2027 110 112
2.80%, 03/01/2024 200 205
2.95%, 02/01/2030 140 144
3.25%, 02/01/2035 335 350
3.50%, 03/01/2039 200 209
3.75%, 02/01/2050 310 335
3.95%, 08/01/2059 375 411
5.88%, 02/15/2040 100 135
Embraer Netherlands Finance BV
5.05%, 06/15/2025 250 273
General Dynamics Corp
2.25%, 11/15/2022 400 404
3.00%, 05/11/2021 200 203
3.50%, 05/15/2025 235 251
L3Harris Technologies Inc
2.90%, 12/15/2029 360 365
3.83%, 04/27/2025 270 288
4.95%, 02/15/2021
(d)
30 31
Lockheed Martin Corp
3.35%, 09/15/2021 500 512
3.55%, 01/15/2026 265 285
4.07%, 12/15/2042 105 121
4.09%, 09/15/2052 162 191
4.50%, 05/15/2036 685 822
4.70%, 05/15/2046 75 95
Northrop Grumman Corp
2.55%, 10/15/2022 740 750
3.20%, 02/01/2027 130 135
3.25%, 08/01/2023 75 78
3.25%, 01/15/2028 755 787
3.50%, 03/15/2021 30 31
5.05%, 11/15/2040 500 620
Raytheon Co
4.70%, 12/15/2041 350 435
Rockwell Collins Inc
3.20%, 03/15/2024 75 78
4.80%, 12/15/2043 525 643
United Technologies Corp
2.30%, 05/04/2022 300 302
2.65%, 11/01/2026 25 26
3.65%, 08/16/2023 300 316
3.75%, 11/01/2046 500 550
4.05%, 05/04/2047 300 344
4.13%, 11/16/2028 270 304
4.50%, 06/01/2042 410 495
6.13%, 07/15/2038 46 64
$ 13,921
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Agriculture - 0.32%
Altria Group Inc
3.80%, 02/14/2024 $ 500 $ 525
4.00%, 01/31/2024 500 529
4.25%, 08/09/2042 460 463
4.75%, 05/05/2021 500 519
4.80%, 02/14/2029 300 332
5.38%, 01/31/2044 25 28
6.20%, 02/14/2059 250 300
Archer-Daniels-Midland Co
4.02%, 04/16/2043 350 395
BAT Capital Corp
2.76%, 08/15/2022 535 541
2.79%, 09/06/2024 210 210
3.46%, 09/06/2029 210 208
3.56%, 08/15/2027 500 509
4.54%, 08/15/2047 300 293
Philip Morris International Inc
2.38%, 08/17/2022 90 91
2.75%, 02/25/2026 500 509
2.90%, 11/15/2021 400 407
3.25%, 11/10/2024 445 467
3.38%, 08/11/2025 350 369
4.13%, 03/04/2043 300 326
Reynolds American Inc
4.45%, 06/12/2025 220 236
5.70%, 08/15/2035 50 57
5.85%, 08/15/2045 50 56
6.15%, 09/15/2043 500 572
$ 7,942
Airlines - 0.04%
American Airlines 2014-1 Class A Pass Through
Trust
3.70%, 04/01/2028 15 15
American Airlines 2019-1 Class AA Pass Through
Trust
3.15%, 08/15/2033 140 147
Delta Air Lines Inc
2.90%, 10/28/2024 150 149
3.75%, 10/28/2029 150 148
Southwest Airlines Co
3.00%, 11/15/2026 350 360
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 70 70
$ 889
Apparel - 0.02%
NIKE Inc
3.88%, 11/01/2045 500 578
Automobile Asset Backed Securities - 0.18%
Americredit Automobile Receivables Trust 2018-1
3.07%, 12/19/2022 1,000 1,007
GM Financial Automobile Leasing Trust 2018-1
2.61%, 01/20/2021 623 624
GM Financial Automobile Leasing Trust 2018-2
3.06%, 06/21/2021 861 864
Nissan Auto Receivables 2017-B Owner Trust
1.75%, 10/15/2021 327 327
World Omni Automobile Lease Securitization
Trust 2019-A
2.94%, 05/16/2022 1,500 1,520
$ 4,342
Automobile Manufacturers - 0.53%
American Honda Finance Corp
1.70%, 09/09/2021 500 498
1.95%, 05/20/2022 150 150
2.05%, 01/10/2023 425 426
2.15%, 09/10/2024 345 344

Schedule of Investments
Bond Market Index Fund
November 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Daimler Finance North America LLC
8.50%, 01/18/2031 $ 500 $ 752
Ford Motor Co
4.75%, 01/15/2043 895 780
Ford Motor Credit Co LLC
3.34%, 03/18/2021 500 503
3.66%, 09/08/2024 725 719
4.25%, 09/20/2022 200 205
4.54%, 08/01/2026 750 755
5.11%, 05/03/2029 500 506
5.60%, 01/07/2022 450 473
5.88%, 08/02/2021 100 105
General Motors Co
4.88%, 10/02/2023 80 86
5.00%, 04/01/2035 325 335
5.15%, 04/01/2038 160 164
5.20%, 04/01/2045 425 423
5.40%, 04/01/2048 375 381
6.25%, 10/02/2043 75 83
General Motors Financial Co Inc
3.45%, 01/14/2022 1,000 1,020
3.45%, 04/10/2022 50 51
3.55%, 07/08/2022 935 960
4.00%, 10/06/2026 75 77
4.20%, 11/06/2021 250 258
4.35%, 01/17/2027 525 544
Toyota Motor Corp
3.67%, 07/20/2028 500 553
Toyota Motor Credit Corp
1.80%, 10/07/2021 150 150
1.90%, 04/08/2021 500 501
2.00%, 10/07/2024
(e)
145 145
2.75%, 05/17/2021 500 506
3.30%, 01/12/2022 500 515
$ 12,968
Automobile Parts & Equipment - 0.01%
BorgWarner Inc
4.38%, 03/15/2045 300 316
Banks - 5.79%
Australia & New Zealand Banking Group Ltd/
New York NY
2.05%, 11/21/2022 250 250
2.63%, 05/19/2022 550 559
Banco Santander SA
4.25%, 04/11/2027 650 700
Bank of America Corp
2.46%, 10/22/2025
(f)
300 301
3 Month USD LIBOR + 0.87%
2.50%, 10/21/2022 75 76
2.63%, 04/19/2021 1,175 1,186
2.82%, 07/21/2023
(f)
75 76
3 Month USD LIBOR + 0.93%
2.88%, 04/24/2023
(f)
110 112
3 Month USD LIBOR + 1.02%
3.00%, 12/20/2023
(f)
2,551 2,605
3 Month USD LIBOR + 0.79%
3.19%, 07/23/2030
(f)
285 294
3 Month USD LIBOR + 1.18%
3.25%, 10/21/2027 350 365
3.30%, 01/11/2023 1,175 1,215
3.42%, 12/20/2028
(f)
639 670
3 Month USD LIBOR + 1.04%
3.46%, 03/15/2025
(f)
500 522
3 Month USD LIBOR + 0.97%
3.50%, 04/19/2026 335 356
3.86%, 07/23/2024
(f)
200 211
3 Month USD LIBOR + 0.94%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
3.95%, 01/23/2049
(f)
$ 110 $ 125
3 Month USD LIBOR + 1.19%
3.97%, 03/05/2029
(f)
75 82
3 Month USD LIBOR + 1.07%
3.97%, 02/07/2030
(f)
1,000 1,093
3 Month USD LIBOR + 1.21%
4.00%, 04/01/2024 400 428
4.00%, 01/22/2025 90 96
4.10%, 07/24/2023 75 80
4.24%, 04/24/2038
(f)
835 965
3 Month USD LIBOR + 1.81%
4.25%, 10/22/2026 800 875
4.27%, 07/23/2029
(f)
640 712
3 Month USD LIBOR + 1.31%
4.33%, 03/15/2050
(f)
255 307
3 Month USD LIBOR + 1.52%
5.00%, 01/21/2044 75 98
5.70%, 01/24/2022 75 81
5.88%, 02/07/2042 60 85
6.11%, 01/29/2037 500 667
Bank of Montreal
2.55%, 11/06/2022 75 76
2.90%, 03/26/2022 500 510
3.30%, 02/05/2024 750 780
Bank of New York Mellon Corp/The
1.95%, 08/23/2022 740 740
2.10%, 10/24/2024 750 750
Bank of Nova Scotia/The
2.00%, 11/15/2022 150 150
2.45%, 03/22/2021 750 755
2.70%, 03/07/2022 145 147
2.70%, 08/03/2026 145 147
2.80%, 07/21/2021 500 507
3.40%, 02/11/2024 750 784
4.50%, 12/16/2025 60 65
Barclays PLC
3.68%, 01/10/2023 200 204
3.93%, 05/07/2025
(f)
915 954
3 Month USD LIBOR + 1.61%
4.38%, 01/12/2026 380 408
4.97%, 05/16/2029
(f)
200 224
3 Month USD LIBOR + 1.90%
5.25%, 08/17/2045 750 891
BB&T Corp
2.50%, 08/01/2024 340 343
BNP Paribas SA
5.00%, 01/15/2021 400 413
BPCE SA
4.00%, 04/15/2024 750 803
Branch Banking & Trust Co
2.63%, 01/15/2022 1,000 1,012
3.80%, 10/30/2026 500 537
Canadian Imperial Bank of Commerce
2.55%, 06/16/2022 575 583
2.61%, 07/22/2023
(f)
220 222
3 Month USD LIBOR + 0.79%
Capital One NA
2.15%, 09/06/2022 250 250
2.25%, 09/13/2021 650 651
Citibank NA
3.65%, 01/23/2024 750 793
Citigroup Inc
2.31%, 11/04/2022
(f)
225 225
United States Secured Overnight Financing
Rate + 0.87%
2.70%, 03/30/2021 500 504
2.75%, 04/25/2022 425 431

Schedule of Investments
Bond Market Index Fund
November 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc   (continued)
2.90%, 12/08/2021 $ 385 $ 391
2.98%, 11/05/2030
(f)
150 152
United States Secured Overnight Financing
Rate + 1.42%
3.30%, 04/27/2025 435 454
3.40%, 05/01/2026 1,110 1,166
3.52%, 10/27/2028
(f)
125 132
3 Month USD LIBOR + 1.15%
3.67%, 07/24/2028
(f)
875 929
3 Month USD LIBOR + 1.39%
3.70%, 01/12/2026 110 117
3.88%, 01/24/2039
(f)
220 241
3 Month USD LIBOR + 1.17%
4.13%, 07/25/2028 110 120
4.30%, 11/20/2026 75 82
4.45%, 09/29/2027 75 83
4.60%, 03/09/2026 1,075 1,183
4.65%, 07/30/2045 115 141
4.65%, 07/23/2048 235 292
4.75%, 05/18/2046 395 472
5.50%, 09/13/2025 845 966
6.68%, 09/13/2043 360 524
8.13%, 07/15/2039 474 785
Citizens Bank NA/Providence RI
2.55%, 05/13/2021 400 403
3.75%, 02/18/2026 250 267
Cooperatieve Rabobank UA
3.88%, 02/08/2022 535 556
5.25%, 05/24/2041 185 256
5.25%, 08/04/2045 550 700
Cooperatieve Rabobank UA/NY
2.75%, 01/10/2022 500 507
3.38%, 05/21/2025 500 532
Credit Suisse AG/New York NY
3.00%, 10/29/2021 325 331
3.63%, 09/09/2024 500 529
Credit Suisse Group Funding Guernsey Ltd
3.75%, 03/26/2025 1,250 1,319
3.80%, 09/15/2022 705 733
3.80%, 06/09/2023 750 784
Deutsche Bank AG/New York NY
3.95%, 02/27/2023 100 102
4.10%, 01/13/2026 750 753
4.25%, 10/14/2021 400 409
Development Bank of Japan Inc
2.00%, 10/19/2021 350 350
Discover Bank
3.20%, 08/09/2021 1,000 1,016
Fifth Third Bancorp
2.38%, 01/28/2025 600 601
4.30%, 01/16/2024 50 54
Fifth Third Bank/Cincinnati OH
2.25%, 06/14/2021 300 301
Goldman Sachs Group Inc/The
2.63%, 04/25/2021 500 504
3.00%, 04/26/2022 990 1,001
3.27%, 09/29/2025
(f)
75 78
3 Month USD LIBOR + 1.20%
3.63%, 01/22/2023 335 349
3.69%, 06/05/2028
(f)
500 530
3 Month USD LIBOR + 1.51%
3.75%, 02/25/2026 75 80
3.81%, 04/23/2029
(f)
75 80
3 Month USD LIBOR + 1.16%
3.85%, 01/26/2027 110 117
4.22%, 05/01/2029
(f)
505 556
3 Month USD LIBOR + 1.30%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The   (continued)
4.25%, 10/21/2025 $ 575 $ 621
4.41%, 04/23/2039
(f)
175 199
3 Month USD LIBOR + 1.43%
4.75%, 10/21/2045 150 183
5.15%, 05/22/2045 375 461
5.25%, 07/27/2021 1,375 1,445
5.95%, 01/15/2027 700 839
6.13%, 02/15/2033 850 1,140
6.25%, 02/01/2041 220 309
6.75%, 10/01/2037 210 289
HSBC Holdings PLC
2.63%, 11/07/2025
(f)
725 723
3 Month USD LIBOR + 1.14%
3.26%, 03/13/2023
(f)
500 510
3 Month USD LIBOR + 1.06%
3.40%, 03/08/2021 750 762
3.90%, 05/25/2026 500 532
3.97%, 05/22/2030
(f)
300 321
3 Month USD LIBOR + 1.61%
4.25%, 08/18/2025 750 797
4.58%, 06/19/2029
(f)
240 266
3 Month USD LIBOR + 1.53%
6.10%, 01/14/2042 600 846
6.50%, 05/02/2036 700 947
6.50%, 09/15/2037 100 136
6.80%, 06/01/2038 500 707
HSBC USA Inc
3.50%, 06/23/2024 500 527
Industrial & Commercial Bank of China Ltd/New
York NY
2.45%, 10/20/2021 350 349
ING Groep NV
3.15%, 03/29/2022 400 409
3.55%, 04/09/2024 300 313
4.55%, 10/02/2028 300 340
JPMorgan Chase & Co
2.30%, 08/15/2021 860 862
2.30%, 10/15/2025
(f)
320 319
United States Secured Overnight Financing
Rate + 1.16%
2.40%, 06/07/2021 500 503
2.55%, 03/01/2021 1,500 1,510
2.74%, 10/15/2030
(f)
625 624
United States Secured Overnight Financing
Rate + 1.51%
2.78%, 04/25/2023
(f)
250 253
3 Month USD LIBOR + 0.94%
3.20%, 01/25/2023 2,667 2,758
3.21%, 04/01/2023
(f)
500 511
3 Month USD LIBOR + 0.70%
3.51%, 01/23/2029
(f)
200 212
3 Month USD LIBOR + 0.95%
3.54%, 05/01/2028
(f)
500 530
3 Month USD LIBOR + 1.38%
3.56%, 04/23/2024
(f)
75 78
3 Month USD LIBOR + 0.73%
3.63%, 12/01/2027 500 528
3.80%, 07/23/2024
(f)
180 189
3 Month USD LIBOR + 0.89%
3.88%, 02/01/2024 85 90
3.88%, 09/10/2024 75 80
3.88%, 07/24/2038
(f)
750 825
3 Month USD LIBOR + 1.36%
3.90%, 07/15/2025 460 494
3.90%, 01/23/2049
(f)
830 937
3 Month USD LIBOR + 1.22%

Schedule of Investments
Bond Market Index Fund
November 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co   (continued)
4.01%, 04/23/2029
(f)
$ 350 $ 384
3 Month USD LIBOR + 1.12%
4.03%, 07/24/2048
(f)
600 686
3 Month USD LIBOR + 1.46%
4.20%, 07/23/2029
(f)
230 255
3 Month USD LIBOR + 1.26%
4.50%, 01/24/2022 100 105
5.60%, 07/15/2041 370 503
8.00%, 04/29/2027 1,000 1,333
KeyBank NA/Cleveland OH
3.30%, 06/01/2025 500 528
KeyCorp
2.55%, 10/01/2029 270 264
Korea Development Bank/The
2.75%, 03/19/2023 500 510
3.25%, 02/19/2024 400 418
3.38%, 09/16/2025 500 531
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/2036
(g)
260 181
1.50%, 06/15/2021 610 608
1.63%, 03/15/2021 2,535 2,532
2.00%, 05/02/2025 280 284
2.13%, 06/15/2022 2,500 2,529
2.13%, 01/17/2023 500 507
2.38%, 12/29/2022 440 449
2.50%, 02/15/2022 500 509
2.50%, 11/20/2024 500 519
2.88%, 04/03/2028 200 216
3.13%, 12/15/2021 750 772
Landwirtschaftliche Rentenbank
2.38%, 06/10/2025 750 774
2.50%, 11/15/2027 500 525
Lloyds Bank PLC
2.25%, 08/14/2022 200 201
Lloyds Banking Group PLC
3.00%, 01/11/2022 800 811
3.90%, 03/12/2024 735 774
4.55%, 08/16/2028 400 445
4.58%, 12/10/2025 575 617
4.65%, 03/24/2026 475 514
Mitsubishi UFJ Financial Group Inc
2.62%, 07/18/2022 400 405
2.76%, 09/13/2026 500 505
2.80%, 07/18/2024 200 204
2.95%, 03/01/2021 1,690 1,709
3.20%, 07/18/2029 200 207
3.75%, 07/18/2039 200 219
3.76%, 07/26/2023 1,000 1,051
Mizuho Financial Group Inc
2.27%, 09/13/2021 300 301
2.72%, 07/16/2023
(f)
200 202
3 Month USD LIBOR + 0.84%
2.84%, 07/16/2025
(f)
200 202
3 Month USD LIBOR + 0.98%
3.15%, 07/16/2030
(f)
800 818
3 Month USD LIBOR + 1.13%
Morgan Stanley
2.50%, 04/21/2021 1,000 1,006
2.63%, 11/17/2021 750 758
2.72%, 07/22/2025
(f)
255 258
United States Secured Overnight Financing
Rate + 1.15%
2.75%, 05/19/2022 360 365
3.13%, 01/23/2023 220 226
3.13%, 07/27/2026 670 694
3.59%, 07/22/2028
(f)
90 96
3 Month USD LIBOR + 1.34%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley   (continued)
3.63%, 01/20/2027 $ 95 $ 101
3.70%, 10/23/2024 775 821
3.75%, 02/25/2023 150 157
3.77%, 01/24/2029
(f)
430 462
3 Month USD LIBOR + 1.14%
3.88%, 04/29/2024 75 80
3.95%, 04/23/2027 60 64
4.00%, 07/23/2025 25 27
4.30%, 01/27/2045 320 378
4.35%, 09/08/2026 500 547
4.88%, 11/01/2022 650 697
5.00%, 11/24/2025 75 84
5.50%, 07/28/2021 510 539
5.75%, 01/25/2021 100 104
6.38%, 07/24/2042 315 467
MUFG Union Bank NA
3.15%, 04/01/2022 500 513
National Australia Bank Ltd/New York
2.50%, 05/22/2022 650 657
Oesterreichische Kontrollbank AG
2.38%, 10/01/2021 750 758
PNC Bank NA
2.23%, 07/22/2022
(f)
250 251
3 Month USD LIBOR + 0.44%
2.70%, 11/01/2022 575 585
4.05%, 07/26/2028 400 442
PNC Financial Services Group Inc/The
2.20%, 11/01/2024 120 120
2.60%, 07/23/2026 110 111
3.30%, 03/08/2022 750 770
3.45%, 04/23/2029 335 358
Regions Financial Corp
3.20%, 02/08/2021 500 506
Royal Bank of Canada
2.25%, 11/01/2024 300 299
2.55%, 07/16/2024 145 147
4.65%, 01/27/2026 575 639
Royal Bank of Scotland Group PLC
3.50%, 05/15/2023
(f)
400 408
3 Month USD LIBOR + 1.48%
4.27%, 03/22/2025
(f)
795 839
3 Month USD LIBOR + 1.76%
4.44%, 05/08/2030
(f)
700 763
3 Month USD LIBOR + 1.87%
5.08%, 01/27/2030
(f)
400 459
3 Month USD LIBOR + 1.91%
6.00%, 12/19/2023 475 526
6.13%, 12/15/2022 200 217
Santander Holdings USA Inc
3.40%, 01/18/2023 75 77
3.70%, 03/28/2022 75 77
Santander UK Group Holdings PLC
3.57%, 01/10/2023 500 511
State Street Corp
2.35%, 11/01/2025
(f)
110 110
United States Secured Overnight Financing
Rate + 0.94%
2.65%, 05/19/2026 500 510
3.10%, 05/15/2023 50 52
3.30%, 12/16/2024 75 79
3.55%, 08/18/2025 275 295
3.70%, 11/20/2023 75 80
Sumitomo Mitsui Financial Group Inc
2.06%, 07/14/2021 590 590
2.44%, 10/19/2021 700 706
2.70%, 07/16/2024 800 809
2.78%, 07/12/2022 390 396

Schedule of Investments
Bond Market Index Fund
November 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Sumitomo Mitsui Financial Group Inc
(continued)
2.85%, 01/11/2022 $ 1,090 $ 1,106
3.01%, 10/19/2026 75 77
3.04%, 07/16/2029 200 204
3.36%, 07/12/2027 335 351
3.45%, 01/11/2027 165 173
SunTrust Bank/Atlanta GA
2.80%, 05/17/2022 335 340
SunTrust Banks Inc
4.00%, 05/01/2025 75 81
Svenska Handelsbanken AB
1.88%, 09/07/2021 1,000 999
Toronto-Dominion Bank/The
1.90%, 12/01/2022 600 598
3.50%, 07/19/2023 500 526
3.62%, 09/15/2031
(f)
455 475
USD Swap Semi-Annual 5 Year + 2.21%
US Bancorp
2.40%, 07/30/2024 190 193
3.00%, 03/15/2022 50 51
3.00%, 07/30/2029 975 1,007
3.15%, 04/27/2027 560 590
Wells Fargo & Co
2.10%, 07/26/2021 540 541
2.41%, 10/30/2025
(f)
1,300 1,297
3 Month USD LIBOR + 0.83%
2.88%, 10/30/2030
(f)
1,300 1,306
3 Month USD LIBOR + 1.17%
3.00%, 01/22/2021 500 506
3.00%, 04/22/2026 490 504
3.00%, 10/23/2026 590 607
3.45%, 02/13/2023 535 553
3.55%, 09/29/2025 75 79
3.58%, 05/22/2028
(f)
375 399
3 Month USD LIBOR + 1.31%
4.10%, 06/03/2026 535 578
4.15%, 01/24/2029 370 412
4.40%, 06/14/2046 350 404
4.65%, 11/04/2044 430 514
4.75%, 12/07/2046 250 305
4.90%, 11/17/2045 75 93
5.38%, 02/07/2035 325 416
5.38%, 11/02/2043 185 239
Wells Fargo Bank NA
2.60%, 01/15/2021 400 403
2.90%, 05/27/2022
(f)
500 506
3 Month USD LIBOR + 0.61%
3.55%, 08/14/2023 400 420
Westpac Banking Corp
2.00%, 08/19/2021 60 60
2.10%, 05/13/2021 430 430
2.35%, 02/19/2025 150 150
2.70%, 08/19/2026 500 507
2.85%, 05/13/2026 535 548
4.11%, 07/24/2034
(f)
145 150
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 275 298
$ 143,047
Beverages - 0.74%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 1,295 1,388
4.70%, 02/01/2036 1,975 2,300
4.90%, 02/01/2046 875 1,051
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Anheuser-Busch InBev Finance Inc
3.30%, 02/01/2023 $ 500 $ 518
4.63%, 02/01/2044 75 84
Anheuser-Busch InBev Worldwide Inc
3.75%, 07/15/2042 750 779
4.00%, 04/13/2028 500 551
4.38%, 04/15/2038 1,175 1,325
4.60%, 04/15/2048 35 41
4.75%, 01/23/2029 470 545
4.75%, 04/15/2058 75 90
4.95%, 01/15/2042 25 30
5.45%, 01/23/2039 200 254
5.80%, 01/23/2059 210 296
8.20%, 01/15/2039 60 95
Coca-Cola Co/The
1.75%, 09/06/2024 140 139
2.13%, 09/06/2029 180 176
2.90%, 05/25/2027 500 527
Constellation Brands Inc
3.15%, 08/01/2029 90 91
3.20%, 02/15/2023 1,130 1,161
4.10%, 02/15/2048 300 318
Diageo Capital PLC
2.13%, 10/24/2024 200 200
2.38%, 10/24/2029 200 198
Diageo Investment Corp
2.88%, 05/11/2022 780 796
Keurig Dr Pepper Inc
3.13%, 12/15/2023 500 514
4.06%, 05/25/2023 360 381
4.42%, 05/25/2025 75 82
4.99%, 05/25/2038 250 293
Molson Coors Brewing Co
2.10%, 07/15/2021 500 499
3.00%, 07/15/2026 105 106
4.20%, 07/15/2046 250 246
PepsiCo Inc
2.38%, 10/06/2026 590 602
2.63%, 07/29/2029 145 149
2.75%, 03/05/2022 355 363
2.75%, 03/01/2023 75 77
2.85%, 02/24/2026 90 94
2.88%, 10/15/2049 145 142
3.00%, 10/15/2027 610 648
3.38%, 07/29/2049 645 687
3.60%, 08/13/2042 400 437
$ 18,273
Biotechnology - 0.28%
Amgen Inc
2.25%, 08/19/2023 60 60
2.65%, 05/11/2022 50 51
3.88%, 11/15/2021 500 515
4.10%, 06/15/2021 1,000 1,027
4.66%, 06/15/2051 390 461
5.15%, 11/15/2041 225 274
5.75%, 03/15/2040 530 670
Baxalta Inc
5.25%, 06/23/2045 250 324
Biogen Inc
4.05%, 09/15/2025 160 174
5.20%, 09/15/2045 30 36
Gilead Sciences Inc
1.95%, 03/01/2022 300 300
2.95%, 03/01/2027 240 248
3.50%, 02/01/2025 75 79
3.65%, 03/01/2026 75 81
3.70%, 04/01/2024 1,175 1,245
4.15%, 03/01/2047 25 28

Schedule of Investments
Bond Market Index Fund
November 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology (continued)
Gilead Sciences Inc   (continued)
4.60%, 09/01/2035 $ 590 $ 704
4.75%, 03/01/2046 425 513
$ 6,790
Building Materials - 0.03%
Johnson Controls International plc
5.13%, 09/14/2045 47 55
Masco Corp
4.45%, 04/01/2025 300 325
Owens Corning
4.30%, 07/15/2047 300 284
$ 664
Chemicals - 0.40%
Dow Chemical Co/The
3.00%, 11/15/2022 25 26
3.50%, 10/01/2024 250 262
4.38%, 11/15/2042 610 642
9.40%, 05/15/2039 380 624
DuPont de Nemours Inc
4.21%, 11/15/2023 400 428
4.49%, 11/15/2025 250 275
5.32%, 11/15/2038 145 174
5.42%, 11/15/2048 185 230
Eastman Chemical Co
4.65%, 10/15/2044 75 81
Ecolab Inc
5.50%, 12/08/2041 200 263
LYB International Finance BV
4.88%, 03/15/2044 530 591
LYB International Finance II BV
3.50%, 03/02/2027 300 312
LYB International Finance III LLC
4.20%, 10/15/2049 160 164
Mosaic Co/The
4.25%, 11/15/2023 300 320
5.45%, 11/15/2033 500 576
5.63%, 11/15/2043 25 29
Nutrien Ltd
3.00%, 04/01/2025 150 153
3.63%, 03/15/2024 550 575
5.25%, 01/15/2045 300 351
Praxair Inc
2.20%, 08/15/2022 350 352
Sasol Financing USA LLC
5.88%, 03/27/2024 1,350 1,453
Sherwin-Williams Co/The
2.75%, 06/01/2022 1,134 1,152
2.95%, 08/15/2029 300 303
3.80%, 08/15/2049 125 128
Westlake Chemical Corp
5.00%, 08/15/2046 350 379
$ 9,843
Commercial Mortgage Backed Securities - 1.57%
BANK 2018-BNK13
4.22%, 08/15/2061
(h)
1,250 1,408
CFCRE Commercial Mortgage Trust 2017-C8
3.57%, 06/15/2050 1,000 1,062
Citigroup Commercial Mortgage Trust
2013-GC15
4.37%, 09/10/2046
(h)
500 537
Citigroup Commercial Mortgage Trust
2015-GC33
3.52%, 09/10/2058 1,000 1,059
COMM 2012-CCRE2 Mortgage Trust
3.79%, 08/15/2045 200 206
COMM 2012-CCRE4 Mortgage Trust
3.25%, 10/15/2045 500 501
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
COMM 2014-CCRE15 Mortgage Trust
4.07%, 02/10/2047
(h)
$ 500 $ 535
COMM 2014-CCRE20 Mortgage Trust
3.59%, 11/10/2047 302 320
COMM 2014-LC15 Mortgage Trust
4.20%, 04/10/2047 350 374
COMM 2014-UBS3 Mortgage Trust
3.82%, 06/10/2047 550 584
COMM 2015-DC1 Mortgage Trust
3.08%, 02/10/2048 500 515
COMM 2015-LC19 Mortgage Trust
3.18%, 02/10/2048 500 520
COMM 2015-PC1 Mortgage Trust
3.90%, 07/10/2050 885 950
COMM 2016-CR28 Mortgage Trust
3.76%, 02/10/2049 2,000 2,149
Fannie Mae-Aces
2.30%, 09/25/2022
(h)
373 376
2.48%, 04/25/2022 310 313
2.51%, 11/25/2022
(h)
952 966
2.72%, 04/25/2023
(h)
99 100
2.92%, 04/25/2025
(h)
800 828
2.94%, 01/25/2026
(h)
1,601 1,664
3.08%, 12/25/2027
(h)
1,000 1,053
3.22%, 08/25/2024
(h)
909 952
3.50%, 07/25/2028
(h)
1,000 1,080
3.75%, 11/25/2028
(h)
250 276
Freddie Mac Multifamily Structured Pass
Through Certificates
2.87%, 12/25/2021 327 332
3.02%, 02/25/2023 52 53
3.06%, 07/25/2023
(h)
150 156
3.17%, 10/25/2024 1,000 1,053
3.21%, 03/25/2025 1,248 1,319
3.24%, 04/25/2027 250 268
3.30%, 04/25/2023
(h)
500 521
3.41%, 12/25/2026 2,000 2,158
3.92%, 09/25/2028
(h)
1,000 1,121
GS Mortgage Securities Trust 2011-GC5
3.71%, 08/10/2044 375 381
GS Mortgage Securities Trust 2013-GCJ14
4.24%, 08/10/2046 50 53
GS Mortgage Securities Trust 2015-GC28
3.40%, 02/10/2048 600 631
GS Mortgage Securities Trust 2016-GS2
3.05%, 05/10/2049 1,000 1,039
JPMBB Commercial Mortgage Securities Trust
2013-C14
4.41%, 08/15/2046
(h)
500 530
JPMBB Commercial Mortgage Securities Trust
2014-C18
4.08%, 02/15/2047 50 54
JPMBB Commercial Mortgage Securities Trust
2014-C19
3.67%, 04/15/2047 500 510
Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11
4.30%, 08/15/2046
(h)
1,130 1,203
Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C12
4.26%, 10/15/2046
(h)
500 535
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C15
4.05%, 04/15/2047 580 620
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20
3.25%, 02/15/2048 500 522

Schedule of Investments
Bond Market Index Fund
November 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C21
3.15%, 03/15/2048 $ 575 $ 590
Morgan Stanley Capital I Trust 2017-H1
3.26%, 06/15/2050 2,000 2,096
SG Commercial Mortgage Securities Trust
2016-C5
3.06%, 10/10/2048 950 982
UBS Commercial Mortgage Trust 2012-C1
3.40%, 05/10/2045 65 66
UBS Commercial Mortgage Trust 2018-C12
4.30%, 08/15/2051 2,000 2,260
UBS-Barclays Commercial Mortgage Trust
2012-C3
3.09%, 08/10/2049 50 51
UBS-Barclays Commercial Mortgage Trust
2012-C4
2.85%, 12/10/2045 100 102
WFRBS Commercial Mortgage Trust 2012-C7
2.30%, 06/15/2045 107 106
WFRBS Commercial Mortgage Trust 2013-C14
3.34%, 06/15/2046 500 518
WFRBS Commercial Mortgage Trust 2014-C20
4.00%, 05/15/2047 500 535
$ 38,693
Commercial Services - 0.18%
California Institute of Technology
4.32%, 08/01/2045 50 63
4.70%, 11/01/2111 250 322
Global Payments Inc
2.65%, 02/15/2025 140 140
3.20%, 08/15/2029 140 142
3.80%, 04/01/2021 500 510
4.15%, 08/15/2049 70 73
4.80%, 04/01/2026 560 624
IHS Markit Ltd
3.63%, 05/01/2024 223 233
Massachusetts Institute of Technology
3.89%, 07/01/2116 375 432
3.96%, 07/01/2038 185 213
4.68%, 07/01/2114 100 135
Moody's Corp
4.50%, 09/01/2022 500 530
5.25%, 07/15/2044 90 117
PayPal Holdings Inc
2.20%, 09/26/2022 145 146
2.40%, 10/01/2024 145 145
2.85%, 10/01/2029 145 145
S&P Global Inc
2.50%, 12/01/2029 55 55
3.25%, 12/01/2049 55 56
4.00%, 06/15/2025 350 380
University of Southern California
5.25%, 10/01/2111 20 30
$ 4,491
Computers - 0.70%
Apple Inc
1.70%, 09/11/2022 455 454
1.80%, 09/11/2024 345 342
2.20%, 09/11/2029 180 178
2.25%, 02/23/2021 625 628
2.40%, 01/13/2023 75 76
2.40%, 05/03/2023 75 76
2.45%, 08/04/2026 750 762
2.50%, 02/09/2022 105 106
2.85%, 02/23/2023 785 806
2.90%, 09/12/2027 410 428
2.95%, 09/11/2049 140 136
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Apple Inc   (continued)
3.00%, 11/13/2027 $ 300 $ 314
3.20%, 05/13/2025 595 628
3.20%, 05/11/2027 110 117
3.25%, 02/23/2026 825 876
3.35%, 02/09/2027 390 417
3.45%, 02/09/2045 375 397
3.75%, 09/12/2047 275 307
3.75%, 11/13/2047 195 218
3.85%, 05/04/2043 550 616
4.38%, 05/13/2045 80 97
4.65%, 02/23/2046 170 214
Dell International LLC / EMC Corp
4.00%, 07/15/2024
(d)
300 313
4.42%, 06/15/2021
(d)
800 824
4.90%, 10/01/2026
(d)
300 326
5.30%, 10/01/2029
(d)
300 332
5.45%, 06/15/2023
(d)
105 114
6.02%, 06/15/2026
(d)
300 343
8.10%, 07/15/2036
(d)
370 478
8.35%, 07/15/2046
(d)
245 329
DXC Technology Co
4.75%, 04/15/2027 100 105
Hewlett Packard Enterprise Co
2.25%, 04/01/2023 140 139
4.90%, 10/15/2025 200 222
6.20%, 10/15/2035 75 90
6.35%, 10/15/2045 255 304
HP Inc
6.00%, 09/15/2041 355 395
International Business Machines Corp
2.25%, 02/19/2021 140 141
2.50%, 01/27/2022 500 505
2.85%, 05/13/2022 500 509
3.00%, 05/15/2024 580 600
3.30%, 05/15/2026 500 526
3.45%, 02/19/2026 800 852
3.50%, 05/15/2029 500 539
4.00%, 06/20/2042 400 444
4.15%, 05/15/2039 195 221
4.25%, 05/15/2049 290 333
4.70%, 02/19/2046 145 175
$ 17,352
Consumer Products - 0.04%
Church & Dwight Co Inc
3.95%, 08/01/2047 200 220
Clorox Co/The
3.80%, 11/15/2021 30 31
Kimberly-Clark Corp
2.40%, 03/01/2022 30 30
2.75%, 02/15/2026 600 620
$ 901
Cosmetics & Personal Care - 0.13%
Colgate-Palmolive Co
2.45%, 11/15/2021 500 506
Estee Lauder Cos Inc/The
2.00%, 12/01/2024 235 235
2.38%, 12/01/2029 235 235
Procter & Gamble Co/The
1.70%, 11/03/2021 500 500
2.30%, 02/06/2022 500 507
2.45%, 11/03/2026 75 77
Unilever Capital Corp
2.13%, 09/06/2029 500 488
2.60%, 05/05/2024 200 205
4.25%, 02/10/2021 500 514
$ 3,267

Schedule of Investments
Bond Market Index Fund
November 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Credit Card Asset Backed Securities - 0.28%
American Express Credit Account Master Trust
1.93%, 09/15/2022 $ 1,025 $ 1,025
BA Credit Card Trust
2.70%, 07/17/2023 1,675 1,692
Barclays Dryrock Issuance Trust
2.20%, 12/15/2022 760 760
Capital One Multi-Asset Execution Trust
2.84%, 12/15/2024 1,000 1,022
Citibank Credit Card Issuance Trust
2.88%, 01/23/2023 605 612
Discover Card Execution Note Trust
2.39%, 07/15/2024 1,150 1,163
Synchrony Credit Card Master Note Trust
2.21%, 05/15/2024 250 251
2.97%, 03/15/2024 445 450
$ 6,975
Distribution & Wholesale - 0.02%
WW Grainger Inc
4.60%, 06/15/2045 500 602
Diversified Financial Services - 0.90%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
2.88%, 08/14/2024 1,610 1,623
3.95%, 02/01/2022 200 207
Air Lease Corp
2.25%, 01/15/2023 195 194
2.50%, 03/01/2021 100 100
3.25%, 10/01/2029 685 680
Ally Financial Inc
8.00%, 11/01/2031 520 717
American Express Co
2.50%, 08/01/2022 1,075 1,087
2.50%, 07/30/2024 220 222
2.65%, 12/02/2022 75 76
2.75%, 05/20/2022 300 305
3.00%, 02/22/2021 800 810
4.05%, 12/03/2042 600 706
American Express Credit Corp
2.70%, 03/03/2022 75 76
Ameriprise Financial Inc
4.00%, 10/15/2023 775 827
BlackRock Inc
3.38%, 06/01/2022 30 31
4.25%, 05/24/2021 500 518
Brookfield Finance Inc
4.85%, 03/29/2029 500 571
Capital One Financial Corp
3.20%, 02/05/2025 60 62
3.30%, 10/30/2024 75 78
3.50%, 06/15/2023 40 41
4.25%, 04/30/2025 1,250 1,358
4.75%, 07/15/2021 400 417
Charles Schwab Corp/The
3.00%, 03/10/2025 300 312
CME Group Inc
3.00%, 09/15/2022 50 51
3.00%, 03/15/2025 575 600
Discover Financial Services
4.10%, 02/09/2027 75 80
GE Capital International Funding Co Unlimited
Co
3.37%, 11/15/2025 1,075 1,111
4.42%, 11/15/2035 2,375 2,556
Intercontinental Exchange Inc
2.75%, 12/01/2020 500 504
3.75%, 12/01/2025 75 81
4.00%, 10/15/2023 25 27
4.25%, 09/21/2048 105 125
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
International Lease Finance Corp
8.25%, 12/15/2020 $ 300 $ 318
Jefferies Group LLC
6.88%, 04/15/2021 280 296
Jefferies Group LLC / Jefferies Group Capital
Finance Inc
4.15%, 01/23/2030 490 505
Lazard Group LLC
4.50%, 09/19/2028 300 330
Legg Mason Inc
4.75%, 03/15/2026 500 547
5.63%, 01/15/2044 25 28
Mastercard Inc
2.00%, 03/03/2025
(i)
270 270
2.95%, 11/21/2026 300 315
3.38%, 04/01/2024 150 159
Private Export Funding Corp
2.80%, 05/15/2022 500 512
Synchrony Financial
4.25%, 08/15/2024 290 306
4.50%, 07/23/2025 575 616
Visa Inc
2.20%, 12/14/2020 375 376
2.75%, 09/15/2027 95 99
2.80%, 12/14/2022 75 77
3.15%, 12/14/2025 470 498
3.65%, 09/15/2047 500 563
4.15%, 12/14/2035 305 363
$ 22,331
Electric - 1.84%
AEP Texas Inc
3.95%, 06/01/2028 400 438
Alabama Power Co
4.30%, 07/15/2048 440 525
Ameren Illinois Co
2.70%, 09/01/2022 530 541
3.25%, 03/15/2050 75 77
Arizona Public Service Co
4.35%, 11/15/2045 400 464
Baltimore Gas & Electric Co
3.20%, 09/15/2049 315 310
Berkshire Hathaway Energy Co
3.75%, 11/15/2023 750 793
3.80%, 07/15/2048 125 136
6.13%, 04/01/2036 450 623
CenterPoint Energy Houston Electric LLC
4.25%, 02/01/2049 300 362
CenterPoint Energy Inc
2.50%, 09/01/2024 60 60
2.95%, 03/01/2030 100 99
3.70%, 09/01/2049 60 60
Commonwealth Edison Co
4.70%, 01/15/2044 150 185
Connecticut Light & Power Co/The
3.20%, 03/15/2027 140 149
Consolidated Edison Co of New York Inc
3.70%, 11/15/2059 80 83
3.88%, 06/15/2047 300 329
4.30%, 12/01/2056 445 505
6.75%, 04/01/2038 530 772
Consumers Energy Co
3.10%, 08/15/2050 205 207
Dominion Energy Inc
4.05%, 09/15/2042 500 527
Dominion Energy South Carolina Inc
5.45%, 02/01/2041 540 705

Schedule of Investments
Bond Market Index Fund
November 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
DTE Electric Co
3.70%, 03/15/2045 $ 200 $ 221
3.95%, 03/01/2049 300 349
DTE Energy Co
2.25%, 11/01/2022 145 145
3.50%, 06/01/2024 500 520
Duke Energy Carolinas LLC
2.45%, 08/15/2029
(e)
175 176
3.20%, 08/15/2049 200 199
4.00%, 09/30/2042 280 315
5.30%, 02/15/2040 250 325
6.00%, 12/01/2028 500 628
Duke Energy Corp
1.80%, 09/01/2021 500 498
2.65%, 09/01/2026 90 91
3.15%, 08/15/2027 90 93
Duke Energy Florida LLC
2.50%, 12/01/2029 125 126
3.20%, 01/15/2027 500 525
3.40%, 10/01/2046 200 206
Duke Energy Progress LLC
3.60%, 09/15/2047 610 655
4.38%, 03/30/2044 400 471
Emera US Finance LP
3.55%, 06/15/2026 300 313
4.75%, 06/15/2046 75 88
Entergy Louisiana LLC
3.12%, 09/01/2027 300 314
3.25%, 04/01/2028 500 527
Entergy Texas Inc
4.00%, 03/30/2029 300 332
Evergy Inc
2.45%, 09/15/2024 140 140
4.85%, 06/01/2021 30 31
Evergy Metro Inc
4.13%, 04/01/2049 400 462
Exelon Corp
3.40%, 04/15/2026 1,840 1,923
3.50%, 06/01/2022 90 92
4.95%, 06/15/2035 320 374
5.15%, 12/01/2020 500 511
Exelon Generation Co LLC
4.25%, 06/15/2022 500 521
FirstEnergy Corp
3.90%, 07/15/2027 735 786
4.85%, 07/15/2047 475 564
7.38%, 11/15/2031 60 84
Florida Power & Light Co
2.75%, 06/01/2023 500 513
3.15%, 10/01/2049 180 183
3.70%, 12/01/2047 70 78
4.05%, 10/01/2044 145 168
5.65%, 02/01/2037 250 335
Fortis Inc/Canada
3.06%, 10/04/2026 310 319
Georgia Power Co
2.20%, 09/15/2024 140 139
3.25%, 03/30/2027 750 778
Hydro-Quebec
8.05%, 07/07/2024 530 670
MidAmerican Energy Co
3.15%, 04/15/2050 145 147
3.65%, 04/15/2029 300 329
Mississippi Power Co
4.25%, 03/15/2042 30 33
National Rural Utilities Cooperative Finance Corp
2.85%, 01/27/2025 100 103
3.05%, 02/15/2022 530 540
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
NextEra Energy Capital Holdings Inc
2.40%, 09/01/2021 $ 765 $ 769
2.75%, 11/01/2029 105 105
3.55%, 05/01/2027 475 507
5.65%, 05/01/2079
(f)
350 387
3 Month USD LIBOR + 3.16%
Northern States Power Co/MN
2.90%, 03/01/2050 70 68
5.35%, 11/01/2039 30 40
NSTAR Electric Co
2.38%, 10/15/2022 500 505
3.20%, 05/15/2027 300 316
Oncor Electric Delivery Co LLC
3.10%, 09/15/2049 195 195
5.25%, 09/30/2040 530 686
PacifiCorp
6.00%, 01/15/2039 500 693
PECO Energy Co
2.38%, 09/15/2022 330 334
3.70%, 09/15/2047 297 325
4.15%, 10/01/2044 400 466
Potomac Electric Power Co
3.60%, 03/15/2024 30 32
PPL Capital Funding Inc
3.50%, 12/01/2022 700 722
PPL Electric Utilities Corp
3.00%, 10/01/2049 70 67
3.95%, 06/01/2047 300 338
Progress Energy Inc
3.15%, 04/01/2022 40 41
7.75%, 03/01/2031 500 707
PSEG Power LLC
8.63%, 04/15/2031 300 422
Public Service Co of Colorado
3.70%, 06/15/2028 200 220
3.80%, 06/15/2047 400 449
Public Service Electric & Gas Co
3.25%, 09/01/2023 200 209
3.65%, 09/01/2028 200 219
Puget Energy Inc
6.00%, 09/01/2021 500 532
Puget Sound Energy Inc
3.25%, 09/15/2049 700 706
San Diego Gas & Electric Co
4.50%, 08/15/2040 350 397
Sempra Energy
4.00%, 02/01/2048 70 73
6.00%, 10/15/2039 394 511
Southern California Edison Co
2.85%, 08/01/2029 100 101
4.00%, 04/01/2047 70 74
4.65%, 10/01/2043 915 1,039
5.50%, 03/15/2040 350 427
5.95%, 02/01/2038 30 38
Southern Co/The
2.35%, 07/01/2021 430 432
2.95%, 07/01/2023 105 107
4.40%, 07/01/2046 1,350 1,516
Southern Power Co
2.50%, 12/15/2021 300 302
4.95%, 12/15/2046 300 336
Southwestern Electric Power Co
3.85%, 02/01/2048 300 314
4.10%, 09/15/2028 500 550
6.20%, 03/15/2040 390 520
Southwestern Public Service Co
4.50%, 08/15/2041 300 352

Schedule of Investments
Bond Market Index Fund
November 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Tampa Electric Co
4.45%, 06/15/2049 $ 300 $ 362
Union Electric Co
3.65%, 04/15/2045 500 537
Virginia Electric & Power Co
2.88%, 07/15/2029 495 506
3.15%, 01/15/2026 775 809
3.30%, 12/01/2049
(i)
560 567
WEC Energy Group Inc
3.55%, 06/15/2025 70 74
Xcel Energy Inc
2.60%, 12/01/2029 140 139
4.00%, 06/15/2028 300 330
$ 45,363
Electronics - 0.03%
Arrow Electronics Inc
4.50%, 03/01/2023 30 32
Honeywell International Inc
2.15%, 08/08/2022 70 70
2.30%, 08/15/2024 595 602
2.70%, 08/15/2029 70 72
Tyco Electronics Group SA
7.13%, 10/01/2037 37 54
$ 830
Environmental Control - 0.09%
Republic Services Inc
2.50%, 08/15/2024 515 520
2.90%, 07/01/2026 535 548
Waste Management Inc
3.50%, 05/15/2024 1,000 1,054
4.15%, 07/15/2049 155 180
$ 2,302
Finance - Mortgage Loan/Banker - 0.88%
Fannie Mae
1.25%, 05/06/2021 300 298
1.38%, 02/26/2021 250 249
1.38%, 09/06/2022 300 298
1.88%, 12/28/2020 150 150
2.00%, 01/05/2022 500 504
2.13%, 04/24/2026 1,000 1,020
2.25%, 04/12/2022 500 507
2.50%, 02/05/2024 500 516
2.63%, 01/11/2022 500 510
2.63%, 09/06/2024 1,550 1,617
5.63%, 07/15/2037 65 96
6.63%, 11/15/2030 500 723
7.13%, 01/15/2030 250 367
7.25%, 05/15/2030 249 371
Federal Home Loan Banks
1.13%, 07/14/2021 950 943
1.38%, 02/18/2021 3,500 3,488
1.88%, 11/29/2021 1,250 1,256
2.50%, 02/13/2024 500 517
3.00%, 10/12/2021 1,500 1,537
3.25%, 11/16/2028 1,000 1,106
5.50%, 07/15/2036 530 764
5.63%, 06/11/2021 65 69
Freddie Mac
2.38%, 02/16/2021 1,750 1,766
2.38%, 01/13/2022 1,250 1,268
2.75%, 06/19/2023 1,000 1,038
6.25%, 07/15/2032 500 730
6.75%, 03/15/2031 43 63
$ 21,771
Food - 0.36%
Campbell Soup Co
3.95%, 03/15/2025 565 599
4.15%, 03/15/2028 185 200
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Conagra Brands Inc
4.30%, 05/01/2024 $ 500 $ 536
4.85%, 11/01/2028 140 159
5.30%, 11/01/2038 85 99
5.40%, 11/01/2048 85 101
General Mills Inc
3.15%, 12/15/2021 30 31
3.70%, 10/17/2023 475 501
4.00%, 04/17/2025 75 81
4.20%, 04/17/2028 150 167
JM Smucker Co/The
3.00%, 03/15/2022 300 306
4.25%, 03/15/2035 300 326
Kellogg Co
2.65%, 12/01/2023 384 391
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040 9 11
Kraft Heinz Foods Co
3.00%, 06/01/2026 285 284
3.50%, 06/06/2022 500 517
3.50%, 07/15/2022 250 257
3.75%, 04/01/2030
(d)
145 148
3.95%, 07/15/2025 120 126
4.38%, 06/01/2046 345 336
5.00%, 07/15/2035 75 82
5.00%, 06/04/2042 195 207
5.20%, 07/15/2045 225 243
6.50%, 02/09/2040 105 128
6.88%, 01/26/2039 20 25
Kroger Co/The
2.95%, 11/01/2021 500 508
4.45%, 02/01/2047 25 27
4.65%, 01/15/2048 300 329
5.15%, 08/01/2043 300 342
5.40%, 07/15/2040 30 35
Sysco Corp
3.30%, 07/15/2026 500 526
Tyson Foods Inc
3.55%, 06/02/2027 75 80
4.35%, 03/01/2029 675 765
4.88%, 08/15/2034 350 421
$ 8,894
Forest Products & Paper - 0.09%
Fibria Overseas Finance Ltd
5.50%, 01/17/2027 300 327
Georgia-Pacific LLC
7.75%, 11/15/2029 20 29
8.00%, 01/15/2024 400 489
International Paper Co
3.65%, 06/15/2024 250 263
4.40%, 08/15/2047 350 372
7.30%, 11/15/2039 326 453
Suzano Austria GmbH
5.00%, 01/15/2030 350 361
$ 2,294
Gas - 0.10%
Atmos Energy Corp
3.38%, 09/15/2049 145 150
4.13%, 10/15/2044 250 292
Dominion Energy Gas Holdings LLC
2.50%, 11/15/2024 150 150
4.60%, 12/15/2044 200 222
NiSource Inc
4.38%, 05/15/2047 630 705
Southern California Gas Co
3.15%, 09/15/2024 500 523

Schedule of Investments
Bond Market Index Fund
November 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Gas (continued)
Washington Gas Light Co
3.80%, 09/15/2046 $ 500 $ 523
$ 2,565
Hand & Machine Tools - 0.03%
Snap-on Inc
3.25%, 03/01/2027 500 525
Stanley Black & Decker Inc
3.40%, 12/01/2021 250 256
$ 781
Healthcare - Products - 0.35%
Abbott Laboratories
2.90%, 11/30/2021 460 468
3.75%, 11/30/2026 327 359
4.75%, 04/15/2043 300 379
4.90%, 11/30/2046 400 531
Baxter International Inc
2.60%, 08/15/2026 400 402
Becton Dickinson and Co
3.73%, 12/15/2024 831 880
4.67%, 06/06/2047 155 187
4.69%, 12/15/2044 59 70
Boston Scientific Corp
3.85%, 05/15/2025 484 521
Danaher Corp
4.38%, 09/15/2045 300 357
DH Europe Finance II Sarl
2.05%, 11/15/2022 150 150
2.60%, 11/15/2029 150 151
3.25%, 11/15/2039 150 152
Koninklijke Philips NV
5.00%, 03/15/2042 30 36
Medtronic Inc
3.15%, 03/15/2022 421 433
3.50%, 03/15/2025 394 422
4.38%, 03/15/2035 222 266
4.63%, 03/15/2045 86 110
Stryker Corp
3.38%, 11/01/2025 75 79
3.50%, 03/15/2026 575 612
4.38%, 05/15/2044 25 29
Thermo Fisher Scientific Inc
2.60%, 10/01/2029 145 143
2.95%, 09/19/2026 300 309
4.15%, 02/01/2024 600 644
Zimmer Biomet Holdings Inc
3.15%, 04/01/2022 275 280
3.55%, 04/01/2025 575 604
$ 8,574
Healthcare - Services - 0.56%
Advocate Health & Hospitals Corp
3.83%, 08/15/2028 300 330
Aetna Inc
2.75%, 11/15/2022 250 254
2.80%, 06/15/2023 50 51
3.88%, 08/15/2047 60 61
6.63%, 06/15/2036 253 340
6.75%, 12/15/2037 205 277
AHS Hospital Corp
5.02%, 07/01/2045 400 510
Anthem Inc
2.88%, 09/15/2029 220 219
3.50%, 08/15/2024 450 471
3.65%, 12/01/2027 360 380
4.10%, 03/01/2028 255 278
4.38%, 12/01/2047 300 329
4.65%, 01/15/2043 30 34
4.65%, 08/15/2044 650 732
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Baylor Scott & White Holdings
4.19%, 11/15/2045 $ 125 $ 144
Duke University Health System Inc
3.92%, 06/01/2047 300 344
HCA Inc
4.75%, 05/01/2023 500 534
5.25%, 06/15/2026 970 1,084
Humana Inc
3.13%, 08/15/2029 70 71
4.63%, 12/01/2042 500 562
Kaiser Foundation Hospitals
3.27%, 11/01/2049 225 227
Laboratory Corp of America Holdings
2.30%, 12/01/2024 300 298
2.95%, 12/01/2029 300 301
4.70%, 02/01/2045 250 281
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/2052 150 179
4.20%, 07/01/2055 250 299
Northwell Healthcare Inc
3.98%, 11/01/2046 500 525
Providence St Joseph Health Obligated Group
3.74%, 10/01/2047 250 274
Trinity Health Corp
4.13%, 12/01/2045 250 278
UnitedHealth Group Inc
2.38%, 08/15/2024 250 252
2.88%, 03/15/2023 250 256
2.88%, 08/15/2029 150 155
3.10%, 03/15/2026 250 263
3.50%, 08/15/2039 375 397
3.70%, 08/15/2049 300 322
3.75%, 07/15/2025 440 474
4.25%, 06/15/2048 110 128
4.45%, 12/15/2048 95 114
4.70%, 02/15/2021 500 513
4.75%, 07/15/2045 500 620
6.50%, 06/15/2037 500 717
$ 13,878
Home Furnishings - 0.01%
Leggett & Platt Inc
4.40%, 03/15/2029 250 273
Insurance - 0.78%
Aflac Inc
3.63%, 11/15/2024 300 320
Alleghany Corp
4.90%, 09/15/2044 500 586
Allstate Corp/The
3.28%, 12/15/2026 335 356
5.35%, 06/01/2033 350 442
American International Group Inc
3.75%, 07/10/2025 75 80
3.90%, 04/01/2026 500 537
4.20%, 04/01/2028 485 535
4.25%, 03/15/2029 300 332
4.38%, 01/15/2055 300 328
4.50%, 07/16/2044 75 86
4.88%, 06/01/2022 955 1,022
5.75%, 04/01/2048
(f)
400 439
3 Month USD LIBOR + 2.87%
Aon Corp
2.20%, 11/15/2022 60 60
Aon PLC
3.50%, 06/14/2024 250 262
4.75%, 05/15/2045 270 321
Athene Holding Ltd
4.13%, 01/12/2028 575 593

Schedule of Investments
Bond Market Index Fund
November 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
AXA Equitable Holdings Inc
4.35%, 04/20/2028 $ 140 $ 150
5.00%, 04/20/2048 90 97
AXA SA
8.60%, 12/15/2030 30 44
Berkshire Hathaway Finance Corp
4.20%, 08/15/2048 180 212
4.25%, 01/15/2021 350 359
5.75%, 01/15/2040 25 35
Berkshire Hathaway Inc
2.75%, 03/15/2023 60 62
3.13%, 03/15/2026 275 290
3.75%, 08/15/2021 750 774
4.50%, 02/11/2043 350 427
Brown & Brown Inc
4.50%, 03/15/2029 300 325
Chubb Corp/The
6.50%, 05/15/2038 326 485
Chubb INA Holdings Inc
2.70%, 03/13/2023 300 306
2.88%, 11/03/2022 500 514
CNA Financial Corp
5.75%, 08/15/2021 40 42
First American Financial Corp
4.60%, 11/15/2024 300 322
Hartford Financial Services Group Inc/The
3.60%, 08/19/2049 140 142
Manulife Financial Corp
4.15%, 03/04/2026 300 332
Marsh & McLennan Cos Inc
4.38%, 03/15/2029 1,650 1,869
4.90%, 03/15/2049 110 140
MetLife Inc
3.60%, 11/13/2025 400 430
4.05%, 03/01/2045 450 512
4.13%, 08/13/2042 250 283
4.60%, 05/13/2046 195 238
4.88%, 11/13/2043 50 62
6.40%, 12/15/2066 430 527
3 Month USD LIBOR + 2.21%
Progressive Corp/The
3.75%, 08/23/2021 30 31
4.20%, 03/15/2048 400 470
4.35%, 04/25/2044 30 35
Prudential Financial Inc
3.70%, 03/13/2051 185 192
3.91%, 12/07/2047 570 617
4.35%, 02/25/2050 565 654
5.20%, 03/15/2044
(f)
400 425
3 Month USD LIBOR + 3.04%
5.70%, 12/14/2036 280 377
Reinsurance Group of America Inc
4.70%, 09/15/2023 30 33
Travelers Cos Inc/The
4.00%, 05/30/2047 430 495
Voya Financial Inc
3.65%, 06/15/2026 335 354
Willis North America Inc
2.95%, 09/15/2029 50 49
3.88%, 09/15/2049 140 138
$ 19,148
Internet - 0.26%
Alibaba Group Holding Ltd
3.40%, 12/06/2027 260 270
3.60%, 11/28/2024 1,325 1,392
4.40%, 12/06/2057 240 274
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Alphabet Inc
2.00%, 08/15/2026 $ 500 $ 498
3.63%, 05/19/2021 40 41
Amazon.com Inc
2.40%, 02/22/2023 300 305
2.50%, 11/29/2022 75 76
2.80%, 08/22/2024 75 78
3.15%, 08/22/2027 485 515
3.80%, 12/05/2024 75 81
3.88%, 08/22/2037 1,005 1,145
4.25%, 08/22/2057 75 92
4.80%, 12/05/2034 350 435
Baidu Inc
4.13%, 06/30/2025 650 691
eBay Inc
2.60%, 07/15/2022 450 454
3.45%, 08/01/2024 60 63
4.00%, 07/15/2042 20 20
$ 6,430
Iron & Steel - 0.09%
ArcelorMittal SA
3.60%, 07/16/2024 525 535
4.25%, 07/16/2029
(e)
65 66
Nucor Corp
4.00%, 08/01/2023 250 264
Vale Overseas Ltd
4.38%, 01/11/2022 300 311
6.25%, 08/10/2026 200 232
6.88%, 11/10/2039 550 697
$ 2,105
Leisure Products & Services - 0.03%
Harley-Davidson Inc
3.50%, 07/28/2025 300 313
Royal Caribbean Cruises Ltd
5.25%, 11/15/2022 300 325
7.50%, 10/15/2027 100 128
$ 766
Lodging - 0.11%
Las Vegas Sands Corp
3.20%, 08/08/2024 140 142
3.50%, 08/18/2026 70 71
3.90%, 08/08/2029 140 145
Marriott International Inc/MD
2.30%, 01/15/2022 350 351
2.88%, 03/01/2021 600 606
Sands China Ltd
5.13%, 08/08/2025 1,185 1,302
$ 2,617
Machinery - Construction & Mining - 0.07%
Caterpillar Financial Services Corp
1.70%, 08/09/2021 250 249
1.90%, 09/06/2022 360 360
1.93%, 10/01/2021 500 500
Caterpillar Inc
3.25%, 09/19/2049 145 148
3.40%, 05/15/2024 500 529
3.80%, 08/15/2042 50 56
$ 1,842
Machinery - Diversified - 0.13%
Cummins Inc
4.88%, 10/01/2043 25 32
Deere & Co
2.88%, 09/07/2049 140 135
3.90%, 06/09/2042 500 570
Dover Corp
5.38%, 03/01/2041 30 37

Schedule of Investments
Bond Market Index Fund
November 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified (continued)
John Deere Capital Corp
1.95%, 06/13/2022 $ 865 $ 866
2.25%, 09/14/2026 50 50
2.80%, 03/06/2023 500 514
2.80%, 07/18/2029 255 263
3.35%, 06/12/2024 300 317
Roper Technologies Inc
2.35%, 09/15/2024 90 90
2.95%, 09/15/2029 75 76
Westinghouse Air Brake Technologies Corp
4.95%, 09/15/2028 300 333
$ 3,283
Media - 0.93%
CBS Corp
2.90%, 06/01/2023 1,000 1,020
4.20%, 06/01/2029 300 325
4.85%, 07/01/2042 300 333
7.88%, 07/30/2030 30 42
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.46%, 07/23/2022 1,075 1,128
4.80%, 03/01/2050 145 151
4.91%, 07/23/2025 70 77
5.38%, 04/01/2038 50 57
5.38%, 05/01/2047 575 640
5.75%, 04/01/2048 280 324
6.38%, 10/23/2035 1,030 1,285
Comcast Cable Communications Holdings Inc
9.46%, 11/15/2022 20 24
Comcast Corp
2.35%, 01/15/2027 155 155
2.65%, 02/01/2030 115 116
2.75%, 03/01/2023 50 51
2.85%, 01/15/2023 25 26
3.13%, 07/15/2022 610 629
3.15%, 03/01/2026 75 79
3.15%, 02/15/2028 365 383
3.25%, 11/01/2039 230 234
3.38%, 02/15/2025 635 670
3.38%, 08/15/2025 300 318
3.45%, 02/01/2050 470 482
3.55%, 05/01/2028 225 243
3.70%, 04/15/2024 475 505
3.90%, 03/01/2038 290 322
3.97%, 11/01/2047 105 117
4.00%, 03/01/2048 200 224
4.00%, 11/01/2049 205 230
4.05%, 11/01/2052 90 102
4.15%, 10/15/2028 545 614
4.50%, 01/15/2043 25 30
4.60%, 08/15/2045 270 327
4.65%, 07/15/2042 75 91
4.70%, 10/15/2048 570 708
5.65%, 06/15/2035 500 656
6.40%, 03/01/2040 500 721
6.45%, 03/15/2037 620 881
Discovery Communications LLC
2.95%, 03/20/2023 75 76
3.95%, 06/15/2025 350 371
3.95%, 03/20/2028 500 528
5.00%, 09/20/2037 30 33
5.20%, 09/20/2047 385 438
6.35%, 06/01/2040 40 51
Fox Corp
4.03%, 01/25/2024
(d)
300 319
4.71%, 01/25/2029
(d)
435 494
5.48%, 01/25/2039
(d)
110 135
5.58%, 01/25/2049
(d)
140 178
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Grupo Televisa SAB
5.00%, 05/13/2045 $ 300 $ 316
NBCUniversal Media LLC
2.88%, 01/15/2023 10 10
Thomson Reuters Corp
3.35%, 05/15/2026 400 414
5.85%, 04/15/2040 30 36
Time Warner Cable LLC
4.00%, 09/01/2021 55 56
4.50%, 09/15/2042 665 666
5.88%, 11/15/2040 400 462
6.55%, 05/01/2037 50 61
7.30%, 07/01/2038 60 77
Time Warner Entertainment Co LP
8.38%, 07/15/2033 20 28
TWDC Enterprises 18 Corp
2.75%, 08/16/2021 35 36
3.75%, 06/01/2021 525 540
7.00%, 03/01/2032 30 44
Viacom Inc
3.88%, 12/15/2021 530 548
4.38%, 03/15/2043 400 413
Walt Disney Co/The
1.75%, 08/30/2024 285 282
2.00%, 09/01/2029 250 243
2.75%, 09/01/2049 285 274
3.38%, 11/15/2026 170 184
4.50%, 02/15/2021 500 515
4.75%, 11/15/2046 390 509
6.40%, 12/15/2035 179 260
$ 22,917
Metal Fabrication & Hardware - 0.01%
Precision Castparts Corp
3.25%, 06/15/2025 75 79
3.90%, 01/15/2043 193 212
$ 291
Mining - 0.16%
Barrick North America Finance LLC
5.75%, 05/01/2043 280 362
BHP Billiton Finance USA Ltd
4.13%, 02/24/2042 170 199
5.00%, 09/30/2043 525 683
Newmont Goldcorp Corp
3.50%, 03/15/2022 500 514
3.63%, 06/09/2021 30 31
3.70%, 03/15/2023 500 520
6.25%, 10/01/2039 100 133
Rio Tinto Alcan Inc
5.75%, 06/01/2035 400 520
6.13%, 12/15/2033 30 40
Rio Tinto Finance USA Ltd
3.75%, 06/15/2025 75 80
Southern Copper Corp
3.88%, 04/23/2025 500 523
5.88%, 04/23/2045 350 427
$ 4,032
Miscellaneous Manufacturers - 0.29%
3M Co
1.75%, 02/14/2023 585 581
2.00%, 02/14/2025 340 338
2.38%, 08/26/2029 990 978
3.25%, 08/26/2049 100 99
Eaton Corp
2.75%, 11/02/2022 520 530
4.15%, 11/02/2042 95 108

Schedule of Investments
Bond Market Index Fund
November 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers (continued)
General Electric Co
2.70%, 10/09/2022 $ 75 $ 76
3.10%, 01/09/2023 75 77
3.15%, 09/07/2022 500 510
4.13%, 10/09/2042 3 3
4.63%, 01/07/2021 50 51
5.88%, 01/14/2038 420 515
6.15%, 08/07/2037 660 823
6.75%, 03/15/2032 310 402
Illinois Tool Works Inc
2.65%, 11/15/2026 90 93
3.50%, 03/01/2024 540 571
Ingersoll-Rand Luxembourg Finance SA
3.50%, 03/21/2026 250 261
Parker-Hannifin Corp
3.30%, 11/21/2024 300 312
3.50%, 09/15/2022 30 31
4.10%, 03/01/2047 335 360
Textron Inc
4.00%, 03/15/2026 500 532
$ 7,251
Oil & Gas - 1.62%
Apache Corp
4.75%, 04/15/2043 280 260
BP Capital Markets America Inc
3.12%, 05/04/2026 110 115
3.25%, 05/06/2022 640 660
3.59%, 04/14/2027 200 214
3.79%, 02/06/2024 435 462
BP Capital Markets PLC
2.50%, 11/06/2022 75 76
3.28%, 09/19/2027 115 121
3.51%, 03/17/2025 75 80
3.72%, 11/28/2028 630 686
Canadian Natural Resources Ltd
3.80%, 04/15/2024 750 789
6.25%, 03/15/2038 400 507
Cenovus Energy Inc
3.00%, 08/15/2022 300 303
4.25%, 04/15/2027 300 315
Chevron Corp
2.36%, 12/05/2022 350 355
2.95%, 05/16/2026 180 189
3.33%, 11/17/2025 165 176
CNOOC Finance 2013 Ltd
2.88%, 09/30/2029 200 200
3.00%, 05/09/2023 500 508
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/2024 500 533
Concho Resources Inc
4.88%, 10/01/2047 175 195
ConocoPhillips
6.50%, 02/01/2039 490 713
ConocoPhillips Co
4.95%, 03/15/2026 500 577
ConocoPhillips Holding Co
6.95%, 04/15/2029 400 542
Continental Resources Inc/OK
4.38%, 01/15/2028 400 413
Devon Energy Corp
5.00%, 06/15/2045 75 88
5.60%, 07/15/2041 570 693
Diamondback Energy Inc
2.88%, 12/01/2024
(i)
150 150
3.25%, 12/01/2026
(i)
150 150
Ecopetrol SA
5.88%, 09/18/2023 1,040 1,145
5.88%, 05/28/2045 400 458
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
EOG Resources Inc
2.63%, 03/15/2023 $ 480 $ 488
4.15%, 01/15/2026 500 550
EQT Corp
3.90%, 10/01/2027
(e)
90 79
Equinor ASA
3.15%, 01/23/2022 1,800 1,846
3.25%, 11/18/2049 190 196
Exxon Mobil Corp
1.90%, 08/16/2022 400 401
2.02%, 08/16/2024 200 201
2.28%, 08/16/2026 400 402
2.44%, 08/16/2029 190 191
3.00%, 08/16/2039 150 152
Hess Corp
4.30%, 04/01/2027 300 315
7.13%, 03/15/2033 21 27
7.30%, 08/15/2031 349 438
HollyFrontier Corp
5.88%, 04/01/2026 500 559
Husky Energy Inc
4.00%, 04/15/2024 500 524
Marathon Oil Corp
2.80%, 11/01/2022 75 76
3.85%, 06/01/2025 500 524
4.40%, 07/15/2027 300 323
Marathon Petroleum Corp
3.63%, 09/15/2024 500 524
5.00%, 09/15/2054 200 215
Newfield Exploration Co
5.63%, 07/01/2024 300 327
Nexen Inc
6.40%, 05/15/2037 730 1,014
7.50%, 07/30/2039 39 62
Noble Energy Inc
3.25%, 10/15/2029 290 287
4.20%, 10/15/2049 570 551
Occidental Petroleum Corp
2.60%, 08/13/2021 70 70
2.70%, 08/15/2022 305 308
2.70%, 02/15/2023 75 75
2.90%, 08/15/2024 460 462
3.13%, 02/15/2022 25 25
3.20%, 08/15/2026 105 106
3.50%, 06/15/2025 500 515
3.50%, 08/15/2029 140 141
4.10%, 02/15/2047 500 477
4.30%, 08/15/2039 35 35
4.40%, 08/15/2049 70 71
6.20%, 03/15/2040 480 570
6.45%, 09/15/2036 60 73
6.60%, 03/15/2046 115 148
6.95%, 07/01/2024 755 881
7.50%, 05/01/2031 50 65
Petroleos Mexicanos
5.35%, 02/12/2028 500 486
5.63%, 01/23/2046 216 191
6.49%, 01/23/2027
(d)
1,369 1,442
6.50%, 03/13/2027 500 522
6.63%, 06/15/2035 525 526
6.75%, 09/21/2047 550 541
6.84%, 01/23/2030
(d)
768 807
6.88%, 08/04/2026 300 324
7.69%, 01/23/2050
(d)
904 969
Phillips 66
4.30%, 04/01/2022 75 79
4.88%, 11/15/2044 400 485
5.88%, 05/01/2042 30 41

Schedule of Investments
Bond Market Index Fund
November 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Pioneer Natural Resources Co
3.95%, 07/15/2022 $ 30 $ 31
Shell International Finance BV
1.88%, 05/10/2021 545 545
2.00%, 11/07/2024 150 149
2.38%, 11/07/2029 150 148
2.88%, 05/10/2026 155 161
3.13%, 11/07/2049 150 150
3.25%, 05/11/2025 355 374
3.50%, 11/13/2023 235 248
3.75%, 09/12/2046 90 100
3.88%, 11/13/2028 235 261
4.00%, 05/10/2046 75 86
4.13%, 05/11/2035 335 390
4.38%, 05/11/2045 575 693
6.38%, 12/15/2038 410 595
Suncor Energy Inc
4.00%, 11/15/2047 450 483
6.80%, 05/15/2038 364 510
6.85%, 06/01/2039 73 103
Total Capital International SA
2.22%, 07/12/2021 500 503
2.43%, 01/10/2025 110 111
2.83%, 01/10/2030 130 134
2.88%, 02/17/2022 475 486
3.46%, 02/19/2029 500 542
3.46%, 07/12/2049 75 80
Valero Energy Corp
4.00%, 04/01/2029 585 626
6.63%, 06/15/2037 60 79
7.50%, 04/15/2032 60 81
$ 40,049
Oil & Gas Services - 0.12%
Baker Hughes a GE Co LLC / Baker Hughes Co-
Obligor Inc
2.77%, 12/15/2022 75 76
3.14%, 11/07/2029 150 152
3.34%, 12/15/2027 135 140
Halliburton Co
3.25%, 11/15/2021 530 540
3.80%, 11/15/2025 220 232
4.85%, 11/15/2035 400 444
5.00%, 11/15/2045 230 257
7.45%, 09/15/2039 26 37
National Oilwell Varco Inc
2.60%, 12/01/2022 475 480
3.60%, 12/01/2029 150 146
3.95%, 12/01/2042 400 363
Schlumberger Investment SA
3.65%, 12/01/2023 75 79
$ 2,946
Packaging & Containers - 0.04%
Packaging Corp of America
3.00%, 12/15/2029 300 303
4.05%, 12/15/2049 150 156
WRKCo Inc
4.90%, 03/15/2029 400 457
$ 916
Pharmaceuticals - 1.57%
AbbVie Inc
2.15%, 11/19/2021
(d)
300 300
2.30%, 11/21/2022
(d)
300 301
2.60%, 11/21/2024
(d)
445 447
2.85%, 05/14/2023 40 41
2.90%, 11/06/2022 550 560
2.95%, 11/21/2026
(d)
300 303
3.20%, 05/14/2026 390 401
3.20%, 11/21/2029
(d)
745 756
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
AbbVie Inc   (continued)
3.60%, 05/14/2025 $ 170 $ 178
4.05%, 11/21/2039
(d)
375 391
4.25%, 11/14/2028 140 154
4.25%, 11/21/2049
(d)
595 625
4.30%, 05/14/2036 280 304
4.40%, 11/06/2042 25 27
4.45%, 05/14/2046 270 290
4.50%, 05/14/2035 245 271
4.70%, 05/14/2045 320 356
4.88%, 11/14/2048 170 194
Allergan Funding SCS
3.80%, 03/15/2025 395 415
3.85%, 06/15/2024 90 95
4.55%, 03/15/2035 170 185
4.75%, 03/15/2045 300 330
4.85%, 06/15/2044 30 33
AmerisourceBergen Corp
3.40%, 05/15/2024 30 31
AstraZeneca PLC
2.38%, 06/12/2022 830 838
3.38%, 11/16/2025 180 191
4.00%, 01/17/2029 400 448
4.00%, 09/18/2042 300 332
4.38%, 08/17/2048 60 71
6.45%, 09/15/2037 30 42
Bristol-Myers Squibb Co
2.90%, 07/26/2024
(d)
520 536
3.25%, 02/20/2023
(d)
85 88
3.25%, 08/01/2042 515 530
3.40%, 07/26/2029
(d)
455 488
3.45%, 11/15/2027
(d)
90 97
3.88%, 08/15/2025
(d)
790 853
3.90%, 02/20/2028
(d)
130 142
4.13%, 06/15/2039
(d)
195 225
4.25%, 10/26/2049
(d)
360 428
4.35%, 11/15/2047
(d)
210 248
4.55%, 02/20/2048
(d)
220 270
5.00%, 08/15/2045
(d)
305 392
Cardinal Health Inc
3.41%, 06/15/2027 400 410
4.60%, 03/15/2043 430 438
Cigna Corp
3.40%, 09/17/2021 100 102
3.75%, 07/15/2023 605 633
3.88%, 10/15/2047
(d)
185 187
4.00%, 02/15/2022
(d)
600 619
4.13%, 11/15/2025 170 183
4.38%, 10/15/2028 300 333
4.75%, 11/15/2021
(d)
50 52
4.80%, 08/15/2038 170 197
4.80%, 07/15/2046
(d)
500 575
4.90%, 12/15/2048 395 468
CVS Health Corp
2.13%, 06/01/2021 35 35
2.63%, 08/15/2024 140 141
2.75%, 12/01/2022 750 761
2.88%, 06/01/2026 1,560 1,579
3.00%, 08/15/2026 105 107
3.25%, 08/15/2029 140 142
3.50%, 07/20/2022 860 888
3.70%, 03/09/2023 530 552
3.88%, 07/20/2025 60 64
4.00%, 12/05/2023 50 53
4.10%, 03/25/2025 75 81
4.30%, 03/25/2028 1,150 1,254
5.05%, 03/25/2048 770 911
5.13%, 07/20/2045 430 508

Schedule of Investments
Bond Market Index Fund
November 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
GlaxoSmithKline Capital Inc
3.38%, 05/15/2023 $ 190 $ 199
3.63%, 05/15/2025 85 91
3.88%, 05/15/2028 165 183
6.38%, 05/15/2038 430 626
GlaxoSmithKline Capital PLC
2.88%, 06/01/2022 500 511
3.00%, 06/01/2024 400 414
Johnson & Johnson
1.65%, 03/01/2021 265 265
2.45%, 03/01/2026 225 229
2.90%, 01/15/2028 110 116
2.95%, 03/03/2027 110 116
3.40%, 01/15/2038 500 540
3.50%, 01/15/2048 140 156
3.55%, 03/01/2036 750 826
3.70%, 03/01/2046 90 103
5.95%, 08/15/2037 75 107
McKesson Corp
2.70%, 12/15/2022 500 505
4.75%, 03/01/2021 100 102
4.88%, 03/15/2044 80 87
Mead Johnson Nutrition Co
4.60%, 06/01/2044 30 37
Merck & Co Inc
2.35%, 02/10/2022 50 51
2.80%, 05/18/2023 75 77
3.70%, 02/10/2045 1,100 1,237
3.90%, 03/07/2039 385 445
4.00%, 03/07/2049 170 203
Mylan NV
3.15%, 06/15/2021 825 834
3.95%, 06/15/2026 530 551
5.25%, 06/15/2046 305 336
Novartis Capital Corp
3.00%, 11/20/2025 125 131
4.40%, 05/06/2044 530 658
Pfizer Inc
1.95%, 06/03/2021 200 200
2.95%, 03/15/2024 300 312
3.00%, 12/15/2026 500 529
3.40%, 05/15/2024 100 106
3.45%, 03/15/2029 170 184
4.00%, 12/15/2036 45 52
4.00%, 03/15/2049 195 229
4.13%, 12/15/2046 575 680
4.20%, 09/15/2048 80 96
4.30%, 06/15/2043 225 269
4.40%, 05/15/2044 75 91
7.20%, 03/15/2039 60 95
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026 300 310
Wyeth LLC
5.95%, 04/01/2037 60 83
6.50%, 02/01/2034 525 745
Zoetis Inc
3.25%, 02/01/2023 540 556
$ 38,753
Pipelines - 0.95%
Boardwalk Pipelines LP
3.38%, 02/01/2023 30 31
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029
(d)
300 303
Enbridge Energy Partners LP
7.38%, 10/15/2045 70 104
7.50%, 04/15/2038 350 490
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Enbridge Inc
2.50%, 01/15/2025 $ 150 $ 150
3.13%, 11/15/2029 150 151
4.25%, 12/01/2026 75 82
Energy Transfer Operating LP
4.05%, 03/15/2025 300 311
4.20%, 04/15/2027 300 307
4.90%, 03/15/2035 1,000 1,038
5.30%, 04/15/2047 410 426
6.25%, 04/15/2049 155 183
6.50%, 02/01/2042 425 497
Energy Transfer Partners LP / Regency Energy
Finance Corp
5.00%, 10/01/2022 350 371
Enterprise Products Operating LLC
3.70%, 02/15/2026 400 424
4.15%, 10/16/2028 500 547
4.25%, 02/15/2048 250 267
4.45%, 02/15/2043 350 378
4.85%, 08/15/2042 400 454
6.88%, 03/01/2033 39 53
EQM Midstream Partners LP
4.13%, 12/01/2026 500 436
4.75%, 07/15/2023 1,600 1,561
Kinder Morgan Energy Partners LP
3.50%, 09/01/2023 390 404
3.95%, 09/01/2022 600 624
4.70%, 11/01/2042 20 21
6.38%, 03/01/2041 780 960
6.95%, 01/15/2038 383 496
Kinder Morgan Inc/DE
3.15%, 01/15/2023 1,100 1,124
5.05%, 02/15/2046 300 332
Magellan Midstream Partners LP
3.95%, 03/01/2050 550 554
MPLX LP
4.13%, 03/01/2027 140 145
4.25%, 12/01/2027
(d)
300 315
4.50%, 04/15/2038 200 200
4.88%, 12/01/2024 500 541
4.90%, 04/15/2058 165 163
5.20%, 12/01/2047
(d)
300 313
5.50%, 02/15/2049 130 143
ONEOK Inc
2.75%, 09/01/2024 375 376
3.40%, 09/01/2029 350 348
4.45%, 09/01/2049 500 498
Plains All American Pipeline LP / PAA Finance
Corp
3.55%, 12/15/2029 470 453
4.50%, 12/15/2026 500 526
4.70%, 06/15/2044 30 28
6.65%, 01/15/2037 500 574
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 75 79
5.00%, 03/15/2027 375 411
5.63%, 02/01/2021 200 206
5.63%, 03/01/2025 75 84
5.88%, 06/30/2026 665 761
Spectra Energy Partners LP
4.75%, 03/15/2024 105 114
5.95%, 09/25/2043 400 498
Sunoco Logistics Partners Operations LP
5.40%, 10/01/2047 400 421
TransCanada PipeLines Ltd
4.88%, 05/15/2048 190 222
6.10%, 06/01/2040 30 39
7.25%, 08/15/2038 750 1,067

Schedule of Investments
Bond Market Index Fund
November 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Williams Cos Inc/The
3.60%, 03/15/2022 $ 500 $ 513
3.75%, 06/15/2027 45 46
3.90%, 01/15/2025 500 521
4.00%, 09/15/2025 50 53
5.10%, 09/15/2045 740 788
6.30%, 04/15/2040 30 36
$ 23,561
Private Equity - 0.01%
Brookfield Asset Management Inc
4.00%, 01/15/2025 300 321
Regional Authority - 0.26%
Province of Alberta Canada
3.30%, 03/15/2028 700 765
Province of British Columbia Canada
2.00%, 10/23/2022 500 504
2.65%, 09/22/2021 400 406
6.50%, 01/15/2026 45 56
Province of Manitoba Canada
2.60%, 04/16/2024 1,000 1,030
3.05%, 05/14/2024 30 31
Province of Ontario Canada
2.00%, 10/02/2029 1,200 1,191
2.50%, 09/10/2021 500 506
3.20%, 05/16/2024 440 466
3.40%, 10/17/2023 210 222
Province of Quebec Canada
2.75%, 08/25/2021 540 549
2.88%, 10/16/2024 500 524
7.50%, 09/15/2029 36 53
$ 6,303
REITs - 0.80%
Alexandria Real Estate Equities Inc
2.75%, 12/15/2029 70 69
3.38%, 08/15/2031 420 438
3.90%, 06/15/2023 750 788
4.00%, 02/01/2050 70 77
American Tower Corp
3.38%, 10/15/2026 670 696
3.50%, 01/31/2023 75 78
3.70%, 10/15/2049 145 144
4.70%, 03/15/2022 50 53
5.90%, 11/01/2021 500 534
AvalonBay Communities Inc
4.15%, 07/01/2047 300 349
Boston Properties LP
2.75%, 10/01/2026 350 353
2.90%, 03/15/2030 485 483
3.65%, 02/01/2026 375 398
Brixmor Operating Partnership LP
3.65%, 06/15/2024 400 416
Crown Castle International Corp
3.10%, 11/15/2029 125 127
3.20%, 09/01/2024 75 78
3.70%, 06/15/2026 510 539
4.00%, 11/15/2049 95 100
5.25%, 01/15/2023 500 545
CubeSmart LP
4.38%, 12/15/2023 30 32
Duke Realty LP
2.88%, 11/15/2029 75 76
3.75%, 12/01/2024 300 318
3.88%, 10/15/2022 530 552
Equinix Inc
2.63%, 11/18/2024 150 150
3.20%, 11/18/2029 130 130
5.38%, 05/15/2027 175 190
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
ERP Operating LP
2.50%, 02/15/2030 $ 305 $ 303
Essex Portfolio LP
3.00%, 01/15/2030 140 142
4.00%, 03/01/2029 300 327
Federal Realty Investment Trust
4.50%, 12/01/2044 300 353
GLP Capital LP / GLP Financing II Inc
4.00%, 01/15/2030 140 141
5.25%, 06/01/2025 400 439
Healthpeak Properties Inc
3.00%, 01/15/2030 240 240
3.88%, 08/15/2024 200 213
4.20%, 03/01/2024 200 214
4.25%, 11/15/2023 75 80
Highwoods Realty LP
3.20%, 06/15/2021 30 30
Kimco Realty Corp
2.70%, 03/01/2024 300 304
3.20%, 05/01/2021 750 760
3.70%, 10/01/2049 30 30
Liberty Property LP
3.38%, 06/15/2023 40 42
3.75%, 04/01/2025 90 96
Mid-America Apartments LP
3.60%, 06/01/2027 500 532
National Retail Properties Inc
3.60%, 12/15/2026 300 315
4.80%, 10/15/2048 200 244
Office Properties Income Trust
4.00%, 07/15/2022 300 306
Omega Healthcare Investors Inc
4.75%, 01/15/2028 400 438
4.95%, 04/01/2024 30 32
Realty Income Corp
3.25%, 10/15/2022 500 516
4.13%, 10/15/2026 20 22
Service Properties Trust
4.50%, 06/15/2023 500 517
4.65%, 03/15/2024 40 41
4.75%, 10/01/2026 140 143
Simon Property Group LP
2.00%, 09/13/2024 150 149
2.45%, 09/13/2029 275 270
2.75%, 02/01/2023 250 255
3.25%, 09/13/2049 340 337
4.75%, 03/15/2042 164 200
UDR Inc
3.20%, 01/15/2030 145 149
4.00%, 10/01/2025 200 216
Ventas Realty LP
3.00%, 01/15/2030 260 258
3.75%, 05/01/2024 500 526
4.88%, 04/15/2049 300 355
5.70%, 09/30/2043 225 289
VEREIT Operating Partnership LP
3.10%, 12/15/2029
(i)
365 361
Weingarten Realty Investors
3.38%, 10/15/2022 120 123
Welltower Inc
3.63%, 03/15/2024 120 126
4.00%, 06/01/2025 75 81
4.13%, 03/15/2029 300 327
4.25%, 04/15/2028 400 440
Weyerhaeuser Co
7.38%, 03/15/2032 530 733
$ 19,728

Schedule of Investments
Bond Market Index Fund
November 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail - 0.72%
AutoZone Inc
3.13%, 04/21/2026 $ 500 $ 515
3.75%, 06/01/2027 300 321
Costco Wholesale Corp
2.15%, 05/18/2021 600 603
2.30%, 05/18/2022 200 202
3.00%, 05/18/2027 300 318
Dollar Tree Inc
4.20%, 05/15/2028 130 139
Home Depot Inc/The
2.00%, 04/01/2021 500 501
2.70%, 04/01/2023 50 51
3.75%, 02/15/2024 500 533
3.90%, 06/15/2047 800 912
4.25%, 04/01/2046 670 795
5.88%, 12/16/2036 330 457
Kohl's Corp
4.25%, 07/17/2025 300 314
Lowe's Cos Inc
2.50%, 04/15/2026 90 90
3.10%, 05/03/2027 160 166
3.38%, 09/15/2025 50 53
3.65%, 04/05/2029 135 145
3.70%, 04/15/2046 20 20
4.05%, 05/03/2047 650 699
4.38%, 09/15/2045 500 555
4.55%, 04/05/2049 135 157
McDonald's Corp
2.63%, 09/01/2029 140 140
3.25%, 06/10/2024 175 183
3.63%, 05/20/2021 750 769
3.63%, 09/01/2049 520 530
3.70%, 01/30/2026 150 161
3.70%, 02/15/2042 300 312
4.88%, 12/09/2045 340 417
Nordstrom Inc
5.00%, 01/15/2044 300 293
O'Reilly Automotive Inc
3.55%, 03/15/2026 500 530
Starbucks Corp
2.10%, 02/04/2021 750 752
3.55%, 08/15/2029 305 330
4.45%, 08/15/2049 300 348
Target Corp
3.63%, 04/15/2046 300 331
3.90%, 11/15/2047 60 70
Walgreens Boots Alliance Inc
4.80%, 11/18/2044 630 651
Walmart Inc
2.35%, 12/15/2022 220 223
2.85%, 07/08/2024 225 233
2.95%, 09/24/2049 1,550 1,559
3.05%, 07/08/2026 600 633
3.25%, 07/08/2029 155 167
3.30%, 04/22/2024 550 578
3.40%, 06/26/2023 385 404
3.70%, 06/26/2028 255 282
3.95%, 06/28/2038 195 228
5.25%, 09/01/2035 40 53
5.63%, 04/01/2040 40 57
5.63%, 04/15/2041 60 86
$ 17,866
Semiconductors - 0.44%
Analog Devices Inc
2.95%, 01/12/2021 300 303
Applied Materials Inc
4.35%, 04/01/2047 45 55
5.85%, 06/15/2041 500 684
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Broadcom Corp / Broadcom Cayman Finance Ltd
3.00%, 01/15/2022 $ 1,200 $ 1,214
3.88%, 01/15/2027 650 663
Broadcom Inc
3.63%, 10/15/2024
(d)
415 427
4.75%, 04/15/2029
(d)
355 379
Intel Corp
2.45%, 11/15/2029 300 300
2.60%, 05/19/2026 775 794
2.88%, 05/11/2024 105 109
3.15%, 05/11/2027 150 159
3.25%, 11/15/2049 150 152
3.30%, 10/01/2021 550 565
3.73%, 12/08/2047 105 115
4.90%, 07/29/2045 600 767
KLA Corp
4.10%, 03/15/2029 300 329
Micron Technology Inc
4.19%, 02/15/2027 405 426
4.64%, 02/06/2024 300 322
4.66%, 02/15/2030 405 430
NVIDIA Corp
2.20%, 09/16/2021 300 301
3.20%, 09/16/2026 500 524
QUALCOMM Inc
2.60%, 01/30/2023 310 315
3.25%, 05/20/2027 420 440
3.45%, 05/20/2025 215 228
4.65%, 05/20/2035 195 232
4.80%, 05/20/2045 110 133
Texas Instruments Inc
2.25%, 05/01/2023 400 405
4.15%, 05/15/2048 165 200
$ 10,971
Software - 0.77%
Autodesk Inc
3.50%, 06/15/2027 400 419
Fidelity National Information Services Inc
4.75%, 05/15/2048 460 554
5.00%, 10/15/2025 126 144
Fiserv Inc
3.50%, 10/01/2022 30 31
3.50%, 07/01/2029 300 315
3.85%, 06/01/2025 2,205 2,347
Microsoft Corp
1.55%, 08/08/2021 35 35
2.38%, 02/12/2022 750 761
2.40%, 02/06/2022 965 978
2.40%, 08/08/2026 560 570
3.13%, 11/03/2025 270 286
3.30%, 02/06/2027 140 151
3.45%, 08/08/2036 640 705
3.50%, 02/12/2035 700 776
3.63%, 12/15/2023 550 586
3.70%, 08/08/2046 1,475 1,686
3.95%, 08/08/2056 170 200
4.00%, 02/12/2055 120 143
4.10%, 02/06/2037 280 331
4.20%, 11/03/2035 360 429
4.45%, 11/03/2045 207 261
4.75%, 11/03/2055 70 94
Oracle Corp
1.90%, 09/15/2021 80 80
2.40%, 09/15/2023 75 76
2.50%, 10/15/2022 75 76
2.63%, 02/15/2023 370 377
2.65%, 07/15/2026 930 948
2.80%, 07/08/2021 500 508

Schedule of Investments
Bond Market Index Fund
November 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Oracle Corp   (continued)
2.95%, 11/15/2024 $ 85 $ 88
2.95%, 05/15/2025 105 109
3.25%, 11/15/2027 375 398
3.40%, 07/08/2024 550 581
3.80%, 11/15/2037 485 533
3.85%, 07/15/2036 2,000 2,209
3.90%, 05/15/2035 130 147
4.00%, 11/15/2047 75 84
4.30%, 07/08/2034 75 88
4.38%, 05/15/2055 150 177
4.50%, 07/08/2044 50 59
5.38%, 07/15/2040 550 717
6.13%, 07/08/2039 60 85
$ 19,142
Sovereign - 1.46%
Canada Government International Bond
2.63%, 01/25/2022 500 510
Chile Government International Bond
3.86%, 06/21/2047 700 782
Colombia Government International Bond
4.00%, 02/26/2024 500 524
5.00%, 06/15/2045 750 857
5.20%, 05/15/2049 400 473
5.63%, 02/26/2044 500 612
7.38%, 09/18/2037 220 309
10.38%, 01/28/2033 100 160
Export Development Canada
2.00%, 05/17/2022 1,000 1,008
2.63%, 02/21/2024 300 311
Export-Import Bank of Korea
1.88%, 10/21/2021 350 348
3.25%, 11/10/2025 1,000 1,056
5.00%, 04/11/2022 500 532
Hungary Government International Bond
5.38%, 03/25/2024 650 732
6.38%, 03/29/2021 500 529
Indonesia Government International Bond
3.70%, 10/30/2049
(e)
200 205
4.35%, 01/11/2048 600 659
4.75%, 02/11/2029 300 341
Israel Government AID Bond
5.50%, 09/18/2023 65 74
5.50%, 04/26/2024 65 75
5.50%, 09/18/2033 110 153
Israel Government International Bond
4.00%, 06/30/2022 850 892
Japan Bank for International Cooperation
1.63%, 10/17/2022 200 198
1.88%, 07/21/2026 664 656
2.13%, 02/10/2025 2,300 2,312
2.38%, 04/20/2026 500 509
3.00%, 05/29/2024 300 313
Korea International Bond
2.75%, 01/19/2027 250 257
3.88%, 09/20/2048 500 615
Mexico Government International Bond
3.63%, 03/15/2022 570 588
3.75%, 01/11/2028 225 233
4.13%, 01/21/2026 500 532
4.50%, 04/22/2029 500 548
4.60%, 01/23/2046 500 534
4.60%, 02/10/2048 300 323
4.75%, 03/08/2044 610 665
5.75%, 10/12/2110 500 582
6.05%, 01/11/2040 500 642
6.75%, 09/27/2034 500 685
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Panama Government International Bond
3.16%, 01/23/2030 $ 200 $ 206
3.75%, 03/16/2025 950 1,007
4.50%, 05/15/2047 500 590
4.50%, 04/16/2050 200 235
Peruvian Government International Bond
5.63%, 11/18/2050 400 584
8.75%, 11/21/2033 350 576
Philippine Government International Bond
3.00%, 02/01/2028 300 312
3.70%, 03/01/2041
(e)
900 1,018
4.00%, 01/15/2021 750 766
7.75%, 01/14/2031 740 1,092
10.63%, 03/16/2025 600 848
Republic of Italy Government International Bond
2.38%, 10/17/2024 200 196
2.88%, 10/17/2029 200 191
5.38%, 06/15/2033 550 647
6.88%, 09/27/2023 550 631
Republic of Poland Government International
Bond
5.00%, 03/23/2022 500 535
5.13%, 04/21/2021 580 605
Tennessee Valley Authority
3.50%, 12/15/2042 100 115
3.88%, 02/15/2021 400 410
4.25%, 09/15/2065 150 204
4.63%, 09/15/2060 300 429
5.25%, 09/15/2039 250 350
5.38%, 04/01/2056 61 96
5.88%, 04/01/2036 525 759
6.75%, 11/01/2025 57 73
Tunisia Government AID Bonds
1.42%, 08/05/2021 250 247
Ukraine Government AID Bonds
1.47%, 09/29/2021 250 249
Uruguay Government International Bond
4.13%, 11/20/2045 386 411
4.38%, 10/27/2027 610 666
7.63%, 03/21/2036 400 589
$ 35,971
Supranational Bank - 1.38%
African Development Bank
2.38%, 09/23/2021 515 521
3.00%, 09/20/2023 600 629
Asian Development Bank
1.75%, 06/08/2021 1,000 1,001
1.75%, 09/19/2029 750 742
2.13%, 11/24/2021
(e)
800 806
2.13%, 03/19/2025 300 306
2.38%, 08/10/2027 500 519
2.75%, 03/17/2023 670 693
2.75%, 01/19/2028 130 139
5.82%, 06/16/2028 39 50
Corp Andina de Fomento
3.25%, 02/11/2022 1,000 1,017
4.38%, 06/15/2022 559 586
European Bank for Reconstruction &
Development
1.63%, 09/27/2024 350 348
1.88%, 02/23/2022 500 502
European Investment Bank
1.88%, 02/10/2025 250 253
2.00%, 03/15/2021 3,795 3,807
2.25%, 03/15/2022 500 506
2.25%, 06/24/2024 2,440 2,501
2.38%, 05/24/2027 650 676
2.50%, 04/15/2021 650 657

Schedule of Investments
Bond Market Index Fund
November 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
European Investment Bank   (continued)
2.50%, 03/15/2023 $ 440 $ 452
2.63%, 05/20/2022 1,000 1,023
2.88%, 12/15/2021 600 614
4.88%, 02/15/2036 500 683
FMS Wertmanagement
2.00%, 08/01/2022 800 806
Inter-American Development Bank
2.13%, 01/18/2022 500 505
2.13%, 01/15/2025 500 509
2.38%, 07/07/2027 750 778
2.50%, 01/18/2023 1,830 1,875
2.63%, 04/19/2021 500 506
3.13%, 09/18/2028 300 331
4.38%, 01/24/2044 50 68
International Bank for Reconstruction &
Development
1.38%, 05/24/2021 345 344
1.38%, 09/20/2021 320 318
1.75%, 10/23/2029 720 713
1.88%, 10/07/2022 4,125 4,149
2.25%, 06/24/2021 750 756
2.50%, 07/29/2025 270 281
3.00%, 09/27/2023 300 315
7.63%, 01/19/2023 933 1,099
International Finance Corp
2.13%, 04/07/2026 1,000 1,020
Nordic Investment Bank
1.38%, 10/17/2022 800 793
$ 34,197
Telecommunications - 1.19%
America Movil SAB de CV
3.63%, 04/22/2029 735 782
6.13%, 03/30/2040 450 611
AT&T Inc
2.95%, 07/15/2026 580 588
3.00%, 06/30/2022 90 92
3.20%, 03/01/2022 265 271
3.55%, 06/01/2024 500 523
3.90%, 03/11/2024 500 529
3.95%, 01/15/2025 500 535
4.10%, 02/15/2028 575 622
4.13%, 02/17/2026 350 378
4.30%, 02/15/2030 937 1,030
4.35%, 03/01/2029 500 552
4.35%, 06/15/2045 1,025 1,094
4.50%, 05/15/2035 1,100 1,219
4.50%, 03/09/2048 110 120
4.55%, 03/09/2049 500 549
4.75%, 05/15/2046 90 101
4.85%, 03/01/2039 900 1,025
4.85%, 07/15/2045 500 563
5.15%, 11/15/2046 405 476
5.25%, 03/01/2037 75 89
5.35%, 09/01/2040 54 65
5.55%, 08/15/2041 75 91
6.38%, 03/01/2041 75 99
British Telecommunications PLC
9.62%, 12/15/2030 600 917
Cisco Systems Inc
1.85%, 09/20/2021 750 750
2.50%, 09/20/2026 845 866
2.95%, 02/28/2026 300 315
5.50%, 01/15/2040 60 82
Deutsche Telekom International Finance BV
8.75%, 06/15/2030 765 1,126
Juniper Networks Inc
4.35%, 06/15/2025 200 214
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Orange SA
4.13%, 09/14/2021 $ 30 $ 31
5.38%, 01/13/2042 30 39
9.00%, 03/01/2031 500 776
Rogers Communications Inc
3.70%, 11/15/2049 190 195
5.00%, 03/15/2044 200 245
7.50%, 08/15/2038 250 374
Telefonica Emisiones SA
5.21%, 03/08/2047 500 590
7.05%, 06/20/2036 530 743
Telefonica Europe BV
8.25%, 09/15/2030 350 507
Verizon Communications Inc
2.63%, 08/15/2026 500 509
2.95%, 03/15/2022 358 366
3.13%, 03/16/2022 255 262
3.50%, 11/01/2024 1,000 1,060
3.85%, 11/01/2042 90 98
3.88%, 02/08/2029 880 973
4.33%, 09/21/2028 60 68
4.40%, 11/01/2034 580 673
4.52%, 09/15/2048 631 761
4.67%, 03/15/2055 568 711
4.81%, 03/15/2039 75 91
4.86%, 08/21/2046 500 625
5.15%, 09/15/2023 1,000 1,113
5.25%, 03/16/2037 75 95
Vodafone Group PLC
3.75%, 01/16/2024 75 79
4.13%, 05/30/2025 75 81
4.25%, 09/17/2050 250 259
4.38%, 05/30/2028 375 417
5.00%, 05/30/2038 80 92
5.25%, 05/30/2048 815 974
6.15%, 02/27/2037 240 311
$ 29,392
Transportation - 0.59%
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050 155 165
3.65%, 09/01/2025 500 538
4.15%, 04/01/2045 200 230
4.40%, 03/15/2042 30 35
4.55%, 09/01/2044 400 484
4.90%, 04/01/2044 795 995
5.40%, 06/01/2041 400 521
Canadian National Railway Co
2.85%, 12/15/2021 500 508
Canadian Pacific Railway Co
2.90%, 02/01/2025 500 514
6.13%, 09/15/2115 75 111
CSX Corp
2.40%, 02/15/2030 60 59
2.60%, 11/01/2026 350 357
3.35%, 09/15/2049 60 59
3.40%, 08/01/2024 600 631
3.80%, 03/01/2028 75 82
4.30%, 03/01/2048 200 231
4.75%, 05/30/2042 720 854
FedEx Corp
3.10%, 08/05/2029 750 745
3.88%, 08/01/2042 30 29
4.00%, 01/15/2024 250 267
4.55%, 04/01/2046 500 524
Norfolk Southern Corp
2.55%, 11/01/2029 150 150
3.00%, 04/01/2022 500 510
3.25%, 12/01/2021 40 41

Schedule of Investments
Bond Market Index Fund
November 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Norfolk Southern Corp   (continued)
3.94%, 11/01/2047 $ 192 $ 210
4.15%, 02/28/2048 500 565
4.84%, 10/01/2041 30 36
Ryder System Inc
2.50%, 09/01/2024 65 65
2.90%, 12/01/2026 150 151
Union Pacific Corp
2.75%, 03/01/2026 535 551
3.55%, 08/15/2039 435 457
3.80%, 10/01/2051 365 397
3.84%, 03/20/2060
(d)
220 224
3.95%, 09/10/2028 140 155
4.10%, 09/15/2067 560 586
4.16%, 07/15/2022 575 604
4.30%, 03/01/2049 90 105
United Parcel Service Inc
2.20%, 09/01/2024 300 302
2.50%, 09/01/2029 125 125
3.13%, 01/15/2021 530 537
3.40%, 09/01/2049 180 184
3.63%, 10/01/2042 500 523
4.88%, 11/15/2040 30 37
$ 14,454
Water - 0.02%
American Water Capital Corp
3.75%, 09/01/2047 140 151
4.15%, 06/01/2049 320 368
6.59%, 10/15/2037 13 18
$ 537
TOTAL BONDS $ 788,237
MUNICIPAL BONDS - 0.63%
Principal
Amount (000's) Value (000's)
California - 0.18%
Bay Area Toll Authority
6.26%, 04/01/2049 $ 175 $ 274
6.91%, 10/01/2050 250 414
East Bay Municipal Utility District Water System
Revenue
5.87%, 06/01/2040 20 28
Los Angeles Department of Water & Power Power
System Revenue
6.57%, 07/01/2045 250 391
Los Angeles Unified School District/CA
5.76%, 07/01/2029 900 1,098
Regents of the University of California Medical
Center Pooled Revenue
6.55%, 05/15/2048 20 30
State of California
3.50%, 04/01/2028 115 125
7.30%, 10/01/2039 300 462
7.70%, 11/01/2030 500 526
University of California
3.06%, 07/01/2025 400 418
5.77%, 05/15/2043 530 725
$ 4,491
Colorado - 0.01%
Regional Transportation District Sales Tax
Revenue
5.84%, 11/01/2050 250 378
Connecticut - 0.03%
State of Connecticut
5.85%, 03/15/2032 530 691
Georgia - 0.02%
Municipal Electric Authority of Georgia
6.64%, 04/01/2057 338 466
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Illinois - 0.09%
Chicago Transit Authority
6.20%, 12/01/2040 $ 30 $ 40
6.90%, 12/01/2040 300 413
City of Chicago IL
6.31%, 01/01/2044 530 594
State of Illinois
4.95%, 06/01/2023 74 78
5.10%, 06/01/2033 1,000 1,076
$ 2,201
New Jersey - 0.07%
New Jersey Economic Development
Authority (credit support from Assured Guaranty
Municipal Corp )
0.00%, 02/15/2023
(g),(j)
50 46
New Jersey Economic Development
Authority (credit support from National Public
Finance Guarantee Corp )
7.43%, 02/15/2029
(j)
450 569
New Jersey Transportation Trust Fund Authority
6.56%, 12/15/2040 146 199
New Jersey Turnpike Authority
7.41%, 01/01/2040 500 803
$ 1,617
New York - 0.13%
City of New York NY
6.27%, 12/01/2037 500 711
New York City Water & Sewer System
5.72%, 06/15/2042 280 402
5.95%, 06/15/2042 250 367
New York State Urban Development Corp
5.77%, 03/15/2039 465 573
Port Authority of New York & New Jersey
4.46%, 10/01/2062 500 623
5.65%, 11/01/2040 400 545
$ 3,221
Ohio - 0.04%
American Municipal Power Inc
7.83%, 02/15/2041 300 479
Ohio State University/The
3.80%, 12/01/2046 350 397
4.91%, 06/01/2040 50 65
$ 941
Texas - 0.05%
City of Houston TX
6.29%, 03/01/2032 465 572
Dallas Area Rapid Transit
5.02%, 12/01/2048 30 40
State of Texas
4.68%, 04/01/2040 160 200
5.52%, 04/01/2039 300 412
$ 1,224
Wisconsin - 0.01%
State of Wisconsin (credit support from Assured
Guaranty Municipal Corp )
5.70%, 05/01/2026
(j)
320 361
TOTAL MUNICIPAL BONDS $ 15,591
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 64.77%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 4.36%
2.00%, 09/01/2031 $ 154 $ 152
2.00%, 12/01/2031 207 204
2.50%, 08/01/2028 160 162
2.50%, 09/01/2029 377 382
2.50%, 12/01/2029 484 490
2.50%, 01/01/2030 500 506
2.50%, 09/01/2030 1,149 1,163
2.50%, 01/01/2031 264 266

Schedule of Investments
Bond Market Index Fund
November 30, 2019 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
2.50%, 01/01/2031 $ 433 $ 438
2.50%, 02/01/2031 435 440
2.50%, 04/01/2031 143 144
2.50%, 12/01/2031 669 677
2.50%, 01/01/2032 700 708
2.50%, 03/01/2032 212 215
2.50%, 11/01/2032 286 289
2.50%, 03/01/2033 255 258
2.50%, 04/01/2033 241 244
2.50%, 05/01/2033 634 641
2.50%, 06/01/2033 447 453
2.50%, 11/01/2036 149 150
3.00%, 11/01/2028 326 336
3.00%, 04/01/2029 299 308
3.00%, 09/01/2029 278 286
3.00%, 10/01/2029 408 420
3.00%, 11/01/2029 184 189
3.00%, 01/01/2030 162 166
3.00%, 04/01/2030 105 108
3.00%, 11/01/2030 152 157
3.00%, 01/01/2031 531 547
3.00%, 03/01/2031 106 109
3.00%, 04/01/2031 423 435
3.00%, 05/01/2032 440 454
3.00%, 12/01/2032 225 231
3.00%, 02/01/2033 172 177
3.00%, 03/01/2033 240 248
3.00%, 04/01/2033 60 62
3.00%, 07/01/2033 384 393
3.00%, 09/01/2033 170 175
3.00%, 10/01/2033 228 234
3.00%, 09/01/2034 300 309
3.00%, 10/01/2034 216 223
3.00%, 12/01/2034 67 69
3.00%, 04/01/2035 177 181
3.00%, 06/01/2035 253 260
3.00%, 04/01/2036 169 174
3.00%, 04/01/2036 123 126
3.00%, 09/01/2036 211 217
3.00%, 09/01/2036 99 102
3.00%, 11/01/2036 72 74
3.00%, 02/01/2037 214 220
3.00%, 04/01/2038 210 215
3.00%, 09/01/2042 1,522 1,567
3.00%, 10/01/2042 366 377
3.00%, 11/01/2042 610 628
3.00%, 01/01/2043 109 113
3.00%, 02/01/2043 586 604
3.00%, 04/01/2043 987 1,016
3.00%, 07/01/2043 128 132
3.00%, 08/01/2043 986 1,015
3.00%, 08/01/2043 799 820
3.00%, 09/01/2043 168 173
3.00%, 10/01/2043 130 134
3.00%, 12/01/2044 460 472
3.00%, 01/01/2045 125 128
3.00%, 03/01/2045 281 288
3.00%, 04/01/2045 844 866
3.00%, 06/01/2045 557 571
3.00%, 08/01/2045 881 903
3.00%, 12/01/2045 1,038 1,064
3.00%, 01/01/2046 100 103
3.00%, 03/01/2046 629 644
3.00%, 04/01/2046 1,147 1,175
3.00%, 04/01/2046 343 352
3.00%, 06/01/2046 927 950
3.00%, 06/01/2046 351 360
3.00%, 07/01/2046 384 393
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 09/01/2046 $ 948 $ 973
3.00%, 10/01/2046 99 102
3.00%, 10/01/2046 235 241
3.00%, 11/01/2046 384 393
3.00%, 11/01/2046 454 465
3.00%, 11/01/2046 853 874
3.00%, 11/01/2046 1,049 1,075
3.00%, 12/01/2046 1,026 1,051
3.00%, 12/01/2046 988 1,013
3.00%, 01/01/2047 557 571
3.00%, 02/01/2047 393 403
3.00%, 03/01/2047 309 316
3.00%, 04/01/2047 900 922
3.00%, 09/01/2047 360 368
3.00%, 10/01/2047 538 549
3.00%, 01/01/2048 468 477
3.50%, 12/01/2031 273 284
3.50%, 09/01/2033 306 318
3.50%, 05/01/2034 104 109
3.50%, 05/01/2034 296 309
3.50%, 11/01/2034 126 131
3.50%, 01/01/2035 248 259
3.50%, 06/01/2035 214 223
3.50%, 03/01/2037 459 477
3.50%, 04/01/2037 109 113
3.50%, 06/01/2037 235 245
3.50%, 06/01/2042 862 907
3.50%, 06/01/2042 186 196
3.50%, 06/01/2042 692 732
3.50%, 07/01/2042 1,885 1,986
3.50%, 10/01/2042 969 1,020
3.50%, 08/01/2043 351 369
3.50%, 01/01/2044 449 471
3.50%, 01/01/2045 605 634
3.50%, 02/01/2045 169 176
3.50%, 03/01/2045 427 446
3.50%, 03/01/2045 835 871
3.50%, 06/01/2045 449 468
3.50%, 07/01/2045 438 457
3.50%, 08/01/2045 289 301
3.50%, 09/01/2045 576 600
3.50%, 09/01/2045 423 441
3.50%, 10/01/2045 54 56
3.50%, 12/01/2045 1,130 1,179
3.50%, 01/01/2046 1,005 1,049
3.50%, 03/01/2046 694 724
3.50%, 03/01/2046 2,192 2,286
3.50%, 04/01/2046 1,111 1,158
3.50%, 04/01/2046 525 545
3.50%, 05/01/2046 750 780
3.50%, 05/01/2046 682 711
3.50%, 06/01/2046 603 630
3.50%, 08/01/2046 285 295
3.50%, 09/01/2046 475 488
3.50%, 04/01/2047 736 765
3.50%, 11/01/2047 1,351 1,396
3.50%, 11/01/2047 876 908
3.50%, 12/01/2047 1,166 1,209
3.50%, 12/01/2047 1,327 1,378
3.50%, 12/01/2047 562 582
3.50%, 12/01/2047 605 627
3.50%, 01/01/2048 1,326 1,374
3.50%, 03/01/2048 1,073 1,112
3.50%, 06/01/2048 408 421
3.50%, 08/01/2048 783 804
4.00%, 12/01/2024 129 135
4.00%, 12/01/2030 26 28
4.00%, 11/01/2033 181 192

Schedule of Investments
Bond Market Index Fund
November 30, 2019 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.00%, 07/01/2034 $ 124 $ 132
4.00%, 04/01/2038 305 321
4.00%, 12/01/2040 259 277
4.00%, 02/01/2044 236 251
4.00%, 04/01/2044 323 342
4.00%, 05/01/2044 130 138
4.00%, 06/01/2044 233 247
4.00%, 07/01/2044 425 449
4.00%, 09/01/2044 144 152
4.00%, 11/01/2044 422 447
4.00%, 12/01/2044 1,675 1,772
4.00%, 01/01/2045 421 446
4.00%, 04/01/2045 63 67
4.00%, 05/01/2045 220 232
4.00%, 07/01/2045 319 338
4.00%, 08/01/2045 591 626
4.00%, 09/01/2045 1,526 1,614
4.00%, 10/01/2045 122 129
4.00%, 10/01/2045 849 898
4.00%, 11/01/2045 91 96
4.00%, 12/01/2045 116 123
4.00%, 02/01/2046 170 180
4.00%, 05/01/2046 237 250
4.00%, 03/01/2047 462 485
4.00%, 10/01/2047 880 922
4.00%, 12/01/2047 1,100 1,152
4.00%, 07/01/2048 913 950
4.00%, 09/01/2048 367 381
4.00%, 11/01/2048 434 452
4.00%, 11/01/2048 1,133 1,176
4.50%, 10/01/2030 114 121
4.50%, 05/01/2031 13 14
4.50%, 10/01/2039 422 458
4.50%, 02/01/2041 249 270
4.50%, 03/01/2041 341 370
4.50%, 09/01/2043 141 152
4.50%, 11/01/2043 337 364
4.50%, 12/01/2043 216 232
4.50%, 03/01/2044 459 493
4.50%, 04/01/2044 213 229
4.50%, 09/01/2044 306 329
4.50%, 10/01/2044 109 115
4.50%, 02/01/2047 109 115
4.50%, 03/01/2047 193 204
4.50%, 07/01/2047 162 171
4.50%, 11/01/2047 39 41
4.50%, 05/01/2048 442 465
4.50%, 07/01/2048 212 223
4.50%, 09/01/2048 1,103 1,161
4.50%, 11/01/2048 716 753
4.50%, 05/01/2049 8,353 8,834
5.00%, 11/01/2035 93 103
5.00%, 12/01/2036 254 280
5.00%, 08/01/2039 122 133
5.00%, 11/01/2039 326 360
5.00%, 03/01/2041 118 130
5.00%, 12/01/2041 138 151
5.00%, 02/01/2042 559 616
5.00%, 04/01/2044 139 154
5.00%, 02/01/2048 201 215
5.00%, 06/01/2048 233 249
5.00%, 07/01/2048 112 120
5.50%, 06/01/2034 105 116
5.50%, 07/01/2038 115 129
5.50%, 07/01/2038 134 150
5.50%, 12/01/2038 245 275
5.50%, 10/01/2039 352 393
5.50%, 06/01/2041 151 169
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
6.00%, 04/01/2023 $ 1 $ 1
6.00%, 04/01/2038 373 429
6.00%, 11/01/2038 129 145
$ 107,680
Federal National Mortgage Association (FNMA) - 0.17%
3.50%, 01/01/2035
(k)
4,000 4,145
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 13.32%
2.00%, 09/01/2029 383 382
2.00%, 05/01/2030 159 158
2.00%, 12/01/2031 280 277
2.00%, 02/01/2032 166 165
2.50%, 01/01/2028 151 152
2.50%, 07/01/2028 386 390
2.50%, 07/01/2028 140 142
2.50%, 11/01/2028 481 486
2.50%, 09/01/2029 315 318
2.50%, 02/01/2030 106 108
2.50%, 03/01/2030 339 343
2.50%, 05/01/2030 357 361
2.50%, 07/01/2030 139 141
2.50%, 08/01/2030 381 385
2.50%, 08/01/2030 448 453
2.50%, 12/01/2030 478 483
2.50%, 03/01/2031 103 104
2.50%, 03/01/2031 415 419
2.50%, 03/01/2031 563 570
2.50%, 05/01/2031 204 206
2.50%, 07/01/2031 481 487
2.50%, 11/01/2031 681 689
2.50%, 11/01/2031 339 343
2.50%, 12/01/2031 139 140
2.50%, 01/01/2032 348 352
2.50%, 01/01/2032 203 206
2.50%, 02/01/2032 193 195
2.50%, 03/01/2032 215 218
2.50%, 09/01/2032 191 193
2.50%, 12/01/2032 444 449
2.50%, 01/01/2033 599 606
2.50%, 04/01/2033 1,759 1,779
2.50%, 07/01/2033 19 19
2.50%, 10/01/2034 3,044 3,072
2.50%, 10/01/2036 217 219
2.50%, 10/01/2036 75 75
2.50%, 12/01/2036 194 195
2.50%, 01/01/2043 147 147
2.50%, 05/01/2043 183 183
2.50%, 10/01/2043 143 142
2.50%, 08/01/2046 141 141
2.50%, 12/01/2046 186 186
2.50%, 12/01/2046 183 183
2.50%, 01/01/2050
(k)
4,500 4,453
3.00%, 12/01/2020 1 1
3.00%, 04/01/2027 126 129
3.00%, 01/01/2029 110 114
3.00%, 02/01/2029 92 94
3.00%, 12/01/2029 98 100
3.00%, 12/01/2029 209 215
3.00%, 01/01/2030 489 503
3.00%, 01/01/2030 104 106
3.00%, 01/01/2030 575 591
3.00%, 06/01/2030 361 371
3.00%, 07/01/2030 665 684
3.00%, 09/01/2030 119 122
3.00%, 10/01/2030 535 550
3.00%, 11/01/2030 507 522
3.00%, 12/01/2030 450 463
3.00%, 12/01/2030 96 99

Schedule of Investments
Bond Market Index Fund
November 30, 2019 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 02/01/2031 $ 400 $ 411
3.00%, 03/01/2031 283 291
3.00%, 04/01/2031 120 123
3.00%, 09/01/2031 583 600
3.00%, 12/01/2031 248 255
3.00%, 08/01/2032 532 545
3.00%, 09/01/2032 147 151
3.00%, 01/01/2033 58 59
3.00%, 04/01/2033 57 59
3.00%, 07/01/2033 245 251
3.00%, 02/01/2034 190 194
3.00%, 08/01/2034 592 611
3.00%, 09/01/2034 417 429
3.00%, 11/01/2034 316 325
3.00%, 12/01/2034 152 156
3.00%, 01/01/2035
(k)
7,900 8,082
3.00%, 02/01/2035 225 231
3.00%, 02/01/2035 133 137
3.00%, 05/01/2035 679 697
3.00%, 06/01/2035 390 401
3.00%, 11/01/2035 165 169
3.00%, 02/01/2036 174 179
3.00%, 07/01/2036 287 295
3.00%, 12/01/2036 315 324
3.00%, 12/01/2036 344 353
3.00%, 12/01/2036 198 204
3.00%, 02/01/2037 318 327
3.00%, 11/01/2039 1,992 2,040
3.00%, 04/01/2042 166 171
3.00%, 11/01/2042 626 644
3.00%, 11/01/2042 742 764
3.00%, 12/01/2042 1,621 1,668
3.00%, 04/01/2043 656 675
3.00%, 04/01/2043 649 668
3.00%, 04/01/2043 357 367
3.00%, 04/01/2043 17 17
3.00%, 04/01/2043 170 174
3.00%, 05/01/2043 158 163
3.00%, 05/01/2043 304 313
3.00%, 05/01/2043 516 531
3.00%, 05/01/2043 633 652
3.00%, 05/01/2043 1,190 1,225
3.00%, 06/01/2043 750 770
3.00%, 06/01/2043 544 560
3.00%, 06/01/2043 184 189
3.00%, 07/01/2043 672 691
3.00%, 07/01/2043 799 822
3.00%, 07/01/2043 156 161
3.00%, 07/01/2043 931 958
3.00%, 08/01/2043 107 110
3.00%, 08/01/2043 885 911
3.00%, 10/01/2043 751 773
3.00%, 10/01/2043 404 415
3.00%, 11/01/2043 173 178
3.00%, 01/01/2045 205 210
3.00%, 01/01/2045 1,014 1,044
3.00%, 01/01/2045 380 390
3.00%, 08/01/2045 249 255
3.00%, 12/01/2045 347 355
3.00%, 12/01/2045 425 435
3.00%, 01/01/2046 611 626
3.00%, 03/01/2046 298 305
3.00%, 04/01/2046 1,468 1,503
3.00%, 04/01/2046 750 769
3.00%, 04/01/2046 110 112
3.00%, 05/01/2046 285 292
3.00%, 05/01/2046 233 238
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 05/01/2046 $ 608 $ 623
3.00%, 08/01/2046 226 231
3.00%, 09/01/2046 959 982
3.00%, 10/01/2046 1,006 1,030
3.00%, 11/01/2046 915 937
3.00%, 11/01/2046 554 567
3.00%, 11/01/2046 685 702
3.00%, 11/01/2046 458 469
3.00%, 11/01/2046 1,076 1,102
3.00%, 11/01/2046 1,332 1,364
3.00%, 11/01/2046 929 951
3.00%, 12/01/2046 957 980
3.00%, 12/01/2046 916 939
3.00%, 12/01/2046 404 414
3.00%, 01/01/2047 1,025 1,049
3.00%, 02/01/2047 391 400
3.00%, 02/01/2047 577 591
3.00%, 03/01/2047 316 323
3.00%, 07/01/2047 1,189 1,218
3.00%, 09/01/2048 515 523
3.00%, 10/01/2049 4,493 4,563
3.00%, 10/01/2049 3,343 3,395
3.00%, 10/01/2049 1,990 2,021
3.00%, 10/01/2049 3,597 3,654
3.00%, 10/01/2049 4,017 4,087
3.00%, 11/01/2049 3,000 3,047
3.00%, 11/01/2049 9,959 10,115
3.00%, 11/01/2049 1,823 1,855
3.50%, 12/01/2025 110 114
3.50%, 01/01/2026 357 370
3.50%, 10/01/2026 297 308
3.50%, 12/01/2026 190 197
3.50%, 06/01/2027 192 199
3.50%, 03/01/2029 133 138
3.50%, 09/01/2029 213 221
3.50%, 10/01/2029 311 322
3.50%, 11/01/2030 117 122
3.50%, 04/01/2032 27 29
3.50%, 07/01/2032 22 23
3.50%, 09/01/2032 25 26
3.50%, 10/01/2033 14 15
3.50%, 10/01/2033 334 347
3.50%, 10/01/2033 412 427
3.50%, 05/01/2034 81 84
3.50%, 06/01/2034 58 61
3.50%, 07/01/2034 367 383
3.50%, 09/01/2034 283 296
3.50%, 10/01/2034 89 93
3.50%, 12/01/2035 515 536
3.50%, 02/01/2036 108 113
3.50%, 07/01/2036 170 177
3.50%, 08/01/2036 177 183
3.50%, 02/01/2037 86 90
3.50%, 05/01/2037 145 151
3.50%, 06/01/2038 278 289
3.50%, 07/01/2038 272 283
3.50%, 03/01/2041 44 47
3.50%, 02/01/2042 427 449
3.50%, 03/01/2042 102 107
3.50%, 05/01/2042 634 666
3.50%, 06/01/2042 578 607
3.50%, 07/01/2042 105 110
3.50%, 10/01/2042 812 854
3.50%, 04/01/2043 773 813
3.50%, 05/01/2043 788 828
3.50%, 05/01/2043 469 493
3.50%, 06/01/2043 142 149

Schedule of Investments
Bond Market Index Fund
November 30, 2019 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 08/01/2043 $ 580 $ 609
3.50%, 09/01/2043 1,509 1,587
3.50%, 11/01/2043 227 239
3.50%, 01/01/2044 190 200
3.50%, 07/01/2044 854 899
3.50%, 10/01/2044 364 380
3.50%, 11/01/2044 403 421
3.50%, 12/01/2044 543 566
3.50%, 12/01/2044 518 541
3.50%, 01/01/2045 616 642
3.50%, 02/01/2045 636 663
3.50%, 02/01/2045 412 426
3.50%, 04/01/2045 505 530
3.50%, 04/01/2045 384 401
3.50%, 07/01/2045 663 690
3.50%, 08/01/2045 377 394
3.50%, 08/01/2045 415 433
3.50%, 09/01/2045 337 351
3.50%, 10/01/2045 193 202
3.50%, 10/01/2045 259 270
3.50%, 11/01/2045 263 274
3.50%, 11/01/2045 485 505
3.50%, 11/01/2045 469 489
3.50%, 11/01/2045 494 515
3.50%, 12/01/2045 711 741
3.50%, 12/01/2045 656 682
3.50%, 12/01/2045 561 584
3.50%, 12/01/2045 599 624
3.50%, 12/01/2045 213 222
3.50%, 12/01/2045 293 305
3.50%, 12/01/2045 38 40
3.50%, 01/01/2046 155 162
3.50%, 01/01/2046 685 714
3.50%, 01/01/2046 660 688
3.50%, 01/01/2046 686 714
3.50%, 02/01/2046 252 262
3.50%, 03/01/2046 185 193
3.50%, 03/01/2046 568 591
3.50%, 03/01/2046 625 651
3.50%, 03/01/2046 539 562
3.50%, 03/01/2046 795 829
3.50%, 04/01/2046 765 797
3.50%, 04/01/2046 135 141
3.50%, 05/01/2046 309 321
3.50%, 05/01/2046 133 139
3.50%, 06/01/2046 153 159
3.50%, 07/01/2046 676 704
3.50%, 09/01/2046 450 469
3.50%, 12/01/2046 546 569
3.50%, 02/01/2047 962 1,001
3.50%, 03/01/2047 441 458
3.50%, 06/01/2047 952 988
3.50%, 09/01/2047 1,516 1,572
3.50%, 10/01/2047 1,052 1,090
3.50%, 10/01/2047 1,074 1,113
3.50%, 11/01/2047 1,244 1,288
3.50%, 12/01/2047 1,529 1,585
3.50%, 12/01/2047 1,063 1,102
3.50%, 01/01/2048 1,365 1,414
3.50%, 02/01/2048 490 507
3.50%, 02/01/2048 1,115 1,154
3.50%, 03/01/2048 114 118
3.50%, 04/01/2048 891 922
3.50%, 06/01/2048 333 344
3.50%, 09/01/2048 369 381
3.50%, 10/01/2048 77 79
3.50%, 10/01/2048 469 482
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 02/01/2049 $ 562 $ 578
3.50%, 04/01/2049 1,250 1,291
3.50%, 06/01/2049 1,291 1,331
3.50%, 06/01/2049 4,689 4,828
3.50%, 06/01/2049 958 988
3.50%, 07/01/2049 3,803 3,919
3.50%, 07/01/2049 5,865 6,038
3.50%, 07/01/2049 3,602 3,716
3.50%, 08/01/2049 2,966 3,050
3.50%, 09/01/2049 4,891 5,033
3.50%, 09/01/2049 3,897 4,025
3.50%, 09/01/2049 2,718 2,822
3.50%, 10/01/2049 2,982 3,069
3.50%, 11/01/2049 1,040 1,080
3.50%, 11/01/2049 1,100 1,141
3.50%, 11/01/2049 1,500 1,544
3.50%, 11/01/2049 670 695
3.50%, 11/01/2049 1,600 1,662
3.50%, 11/01/2049 660 685
4.00%, 12/01/2024 218 227
4.00%, 04/01/2029 10 11
4.00%, 12/01/2030 14 15
4.00%, 03/01/2031 128 133
4.00%, 03/01/2031 756 790
4.00%, 11/01/2031 17 19
4.00%, 11/01/2033 86 90
4.00%, 11/01/2033 301 320
4.00%, 10/01/2034 196 208
4.00%, 02/01/2036 279 296
4.00%, 01/01/2037 94 100
4.00%, 10/01/2037 165 174
4.00%, 03/01/2038 79 83
4.00%, 07/01/2038 363 381
4.00%, 12/01/2038 246 257
4.00%, 01/01/2039 351 365
4.00%, 09/01/2040 114 122
4.00%, 01/01/2041 112 120
4.00%, 02/01/2041 42 45
4.00%, 12/01/2041 203 218
4.00%, 06/01/2042 294 314
4.00%, 06/01/2042 157 167
4.00%, 07/01/2042 887 946
4.00%, 12/01/2042 328 351
4.00%, 06/01/2043 418 447
4.00%, 09/01/2043 527 561
4.00%, 11/01/2043 515 545
4.00%, 11/01/2043 468 496
4.00%, 05/01/2044 144 152
4.00%, 08/01/2044 134 141
4.00%, 08/01/2044 429 454
4.00%, 08/01/2044 187 197
4.00%, 09/01/2044 180 190
4.00%, 09/01/2044 195 207
4.00%, 10/01/2044 113 120
4.00%, 11/01/2044 106 110
4.00%, 11/01/2044 130 138
4.00%, 11/01/2044 99 105
4.00%, 11/01/2044 212 222
4.00%, 12/01/2044 285 301
4.00%, 12/01/2044 232 245
4.00%, 01/01/2045 445 470
4.00%, 01/01/2045 165 175
4.00%, 02/01/2045 404 427
4.00%, 02/01/2045 161 168
4.00%, 03/01/2045 113 119
4.00%, 04/01/2045 309 323
4.00%, 08/01/2045 160 169

Schedule of Investments
Bond Market Index Fund
November 30, 2019 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 09/01/2045 $ 140 $ 148
4.00%, 09/01/2045 537 568
4.00%, 11/01/2045 640 677
4.00%, 12/01/2045 233 246
4.00%, 12/01/2045 168 178
4.00%, 02/01/2046 437 461
4.00%, 03/01/2046 921 973
4.00%, 04/01/2046 432 455
4.00%, 07/01/2046 155 162
4.00%, 03/01/2047 661 692
4.00%, 06/01/2047 295 310
4.00%, 08/01/2047 491 516
4.00%, 10/01/2047 503 528
4.00%, 11/01/2047 1,848 1,936
4.00%, 01/01/2048 1,465 1,533
4.00%, 01/01/2048 1,442 1,512
4.00%, 05/01/2048 418 448
4.00%, 06/01/2048 1,273 1,326
4.00%, 06/01/2048 8,641 8,976
4.00%, 06/01/2048 1,023 1,062
4.00%, 07/01/2048 743 772
4.00%, 07/01/2048 382 396
4.00%, 08/01/2048 822 855
4.00%, 09/01/2048 824 855
4.00%, 09/01/2048 6,535 6,785
4.00%, 09/01/2048 1,080 1,122
4.00%, 09/01/2048 924 960
4.00%, 10/01/2048 367 390
4.00%, 11/01/2048 1,045 1,084
4.00%, 01/01/2049 8,013 8,492
4.00%, 03/01/2049 1,782 1,847
4.00%, 03/01/2049 799 832
4.00%, 03/01/2049 1,091 1,131
4.00%, 04/01/2049 524 543
4.00%, 04/01/2049 638 663
4.00%, 04/01/2049 990 1,029
4.00%, 07/01/2049 2,992 3,111
4.00%, 08/01/2049 4,888 5,097
4.00%, 10/01/2049 5,462 5,755
4.00%, 10/01/2049 4,393 4,590
4.00%, 11/01/2049 2,997 3,116
4.50%, 08/01/2023 110 115
4.50%, 06/01/2029 24 25
4.50%, 07/01/2029 5 6
4.50%, 08/01/2030 13 14
4.50%, 01/01/2034 38 41
4.50%, 04/01/2039 149 161
4.50%, 09/01/2040 294 318
4.50%, 05/01/2041 350 379
4.50%, 08/01/2041 344 373
4.50%, 09/01/2041 418 454
4.50%, 09/01/2043 274 296
4.50%, 11/01/2043 294 316
4.50%, 11/01/2043 174 187
4.50%, 01/01/2044 289 310
4.50%, 02/01/2044 93 100
4.50%, 03/01/2044 255 273
4.50%, 04/01/2044 384 413
4.50%, 04/01/2044 208 224
4.50%, 05/01/2044 90 97
4.50%, 05/01/2044 312 335
4.50%, 05/01/2044 299 321
4.50%, 08/01/2044 351 376
4.50%, 08/01/2044 71 75
4.50%, 10/01/2044 208 221
4.50%, 11/01/2044 76 81
4.50%, 04/01/2045 86 91
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 04/01/2046 $ 106 $ 114
4.50%, 05/01/2046 218 234
4.50%, 01/01/2047 147 156
4.50%, 01/01/2047 452 478
4.50%, 03/01/2048 553 582
4.50%, 04/01/2048 340 357
4.50%, 06/01/2048 410 430
4.50%, 08/01/2048 193 203
4.50%, 10/01/2048 2,296 2,416
4.50%, 11/01/2048 156 164
4.50%, 11/01/2048 980 1,032
4.50%, 12/01/2048 959 1,008
4.50%, 12/01/2048 711 747
4.50%, 02/01/2049 513 539
4.50%, 04/01/2049 1,287 1,350
4.50%, 07/01/2049 1,901 2,005
4.50%, 07/01/2049 1,752 1,845
4.50%, 09/01/2049 3,930 4,138
5.00%, 12/01/2025 36 38
5.00%, 01/01/2039 612 674
5.00%, 07/01/2039 217 240
5.00%, 02/01/2041 205 226
5.00%, 02/01/2041 128 141
5.00%, 04/01/2041 458 507
5.00%, 05/01/2042 248 273
5.00%, 07/01/2042 116 128
5.00%, 03/01/2044 98 107
5.00%, 05/01/2044 158 173
5.00%, 02/01/2045 216 238
5.00%, 06/01/2045 598 660
5.00%, 05/01/2048 365 391
5.00%, 06/01/2048 219 235
5.00%, 08/01/2048 122 130
5.00%, 09/01/2048 123 131
5.00%, 05/01/2049 274 293
5.00%, 06/01/2049 2,196 2,348
5.00%, 07/01/2049 362 391
5.00%, 08/01/2049 1,961 2,114
5.50%, 12/01/2027 55 59
5.50%, 03/01/2038 121 135
5.50%, 05/01/2038 146 164
5.50%, 06/01/2038 203 228
5.50%, 09/01/2038 319 360
5.50%, 11/01/2038 170 191
5.50%, 04/01/2039 167 188
5.50%, 04/01/2040 216 242
6.00%, 04/01/2026 28 31
6.00%, 10/01/2036 153 175
$ 329,394
Government National Mortgage Association (GNMA) - 7.20%
2.50%, 06/20/2027 150 153
2.50%, 12/20/2030 138 140
2.50%, 03/20/2031 230 233
2.50%, 07/20/2043 168 171
2.50%, 12/20/2046 547 553
2.50%, 01/20/2047 186 187
3.00%, 02/15/2027 96 98
3.00%, 08/20/2029 110 114
3.00%, 09/20/2029 128 131
3.00%, 07/20/2030 99 102
3.00%, 01/20/2031 109 112
3.00%, 07/20/2032 149 152
3.00%, 09/20/2042 96 100
3.00%, 11/20/2042 714 740
3.00%, 12/20/2042 529 549
3.00%, 01/20/2043 520 539
3.00%, 03/20/2043 666 691

Schedule of Investments
Bond Market Index Fund
November 30, 2019 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.00%, 03/20/2043 $ 110 $ 113
3.00%, 03/20/2043 585 602
3.00%, 04/20/2043 836 867
3.00%, 06/20/2043 744 771
3.00%, 08/20/2043 812 841
3.00%, 05/20/2044 306 317
3.00%, 12/15/2044 98 100
3.00%, 12/20/2044 967 1,001
3.00%, 01/15/2045 109 112
3.00%, 01/15/2045 107 110
3.00%, 02/20/2045 98 102
3.00%, 05/20/2045 649 673
3.00%, 06/20/2045 264 274
3.00%, 08/20/2045 829 862
3.00%, 09/20/2045 355 367
3.00%, 10/20/2045 772 798
3.00%, 12/20/2045 429 443
3.00%, 01/20/2046 196 203
3.00%, 03/20/2046 830 857
3.00%, 04/20/2046 793 821
3.00%, 05/20/2046 1,378 1,423
3.00%, 06/20/2046 986 1,018
3.00%, 07/20/2046 823 850
3.00%, 08/20/2046 1,257 1,299
3.00%, 09/20/2046 937 968
3.00%, 10/20/2046 704 727
3.00%, 11/20/2046 933 962
3.00%, 11/20/2046 1,364 1,409
3.00%, 12/15/2046 229 236
3.00%, 12/20/2046 1,183 1,222
3.00%, 01/20/2047 915 944
3.00%, 09/20/2047 261 269
3.00%, 11/20/2047 1,014 1,043
3.00%, 02/20/2048 861 887
3.00%, 12/01/2049 8,500 8,736
3.00%, 01/01/2050 8,000 8,215
3.50%, 05/20/2042 204 216
3.50%, 06/20/2042 208 220
3.50%, 07/20/2042 820 868
3.50%, 09/20/2042 615 649
3.50%, 10/20/2042 442 466
3.50%, 11/20/2042 386 409
3.50%, 12/20/2042 391 414
3.50%, 01/20/2043 633 668
3.50%, 02/20/2043 1,011 1,067
3.50%, 03/20/2043 694 735
3.50%, 04/15/2043 328 344
3.50%, 04/20/2043 473 501
3.50%, 05/20/2043 304 321
3.50%, 07/20/2043 393 416
3.50%, 08/20/2043 1,015 1,072
3.50%, 09/20/2043 714 754
3.50%, 10/20/2043 339 358
3.50%, 09/20/2044 329 344
3.50%, 10/20/2044 383 401
3.50%, 11/20/2044 377 395
3.50%, 12/20/2044 393 412
3.50%, 01/20/2045 382 400
3.50%, 02/20/2045 523 547
3.50%, 03/15/2045 114 119
3.50%, 03/20/2045 668 699
3.50%, 04/15/2045 90 93
3.50%, 04/20/2045 414 433
3.50%, 04/20/2045 515 540
3.50%, 05/20/2045 677 710
3.50%, 06/20/2045 101 106
3.50%, 07/20/2045 561 587
3.50%, 08/20/2045 599 627
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.50%, 09/20/2045 $ 582 $ 608
3.50%, 10/20/2045 530 557
3.50%, 11/20/2045 922 964
3.50%, 12/20/2045 668 700
3.50%, 01/20/2046 1,439 1,505
3.50%, 02/20/2046 574 600
3.50%, 03/20/2046 569 594
3.50%, 04/20/2046 668 697
3.50%, 05/20/2046 746 779
3.50%, 06/20/2046 1,450 1,512
3.50%, 07/20/2046 738 770
3.50%, 08/15/2046 197 206
3.50%, 08/20/2046 755 787
3.50%, 09/15/2046 98 102
3.50%, 09/20/2046 742 774
3.50%, 10/20/2046 746 779
3.50%, 11/20/2046 674 703
3.50%, 12/20/2046 570 593
3.50%, 02/20/2047 659 687
3.50%, 03/20/2047 1,460 1,517
3.50%, 04/20/2047 1,254 1,304
3.50%, 05/20/2047 692 719
3.50%, 06/20/2047 933 968
3.50%, 07/20/2047 2,316 2,402
3.50%, 08/20/2047 2,714 2,818
3.50%, 09/20/2047 850 882
3.50%, 10/20/2047 1,112 1,154
3.50%, 11/20/2047 2,106 2,186
3.50%, 12/20/2047 1,209 1,251
3.50%, 01/15/2048 109 114
3.50%, 01/20/2048 1,368 1,417
3.50%, 04/20/2048 974 1,008
3.50%, 08/20/2048 856 885
3.50%, 09/15/2048 98 103
3.50%, 12/01/2049 16,800 17,363
4.00%, 11/20/2043 634 675
4.00%, 02/20/2044 258 274
4.00%, 05/15/2044 163 176
4.00%, 05/20/2044 148 158
4.00%, 07/20/2044 43 45
4.00%, 08/20/2044 321 341
4.00%, 09/20/2044 280 298
4.00%, 10/20/2044 1,047 1,113
4.00%, 11/15/2044 88 93
4.00%, 11/20/2044 209 222
4.00%, 12/20/2044 373 397
4.00%, 01/20/2045 159 169
4.00%, 03/20/2045 237 252
4.00%, 08/20/2045 337 357
4.00%, 09/15/2045 124 134
4.00%, 09/20/2045 400 423
4.00%, 10/20/2045 496 524
4.00%, 11/20/2045 671 709
4.00%, 12/15/2045 142 151
4.00%, 01/20/2046 781 829
4.00%, 02/20/2046 123 130
4.00%, 04/20/2046 476 505
4.00%, 10/20/2046 139 146
4.00%, 11/20/2046 649 679
4.00%, 01/20/2047 40 42
4.00%, 02/20/2047 712 743
4.00%, 03/20/2047 520 545
4.00%, 05/20/2047 179 188
4.00%, 07/20/2047 2,422 2,539
4.00%, 09/20/2047 6,477 6,791
4.00%, 11/20/2047 1,180 1,237
4.00%, 12/20/2047 1,172 1,228
4.00%, 01/20/2048 794 826

Schedule of Investments
Bond Market Index Fund
November 30, 2019 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.00%, 06/20/2048 $ 858 $ 894
4.00%, 07/20/2048 1,081 1,126
4.00%, 08/20/2048 1,610 1,677
4.00%, 09/20/2048 947 987
4.00%, 10/20/2048 1,196 1,245
4.00%, 11/20/2048 728 758
4.00%, 12/20/2048 953 993
4.00%, 12/01/2049 9,000 9,345
4.50%, 03/15/2039 214 233
4.50%, 03/15/2040 305 332
4.50%, 07/15/2040 290 316
4.50%, 02/20/2041 43 46
4.50%, 03/20/2041 32 34
4.50%, 10/20/2043 167 179
4.50%, 11/20/2043 245 263
4.50%, 01/20/2044 298 320
4.50%, 02/20/2044 227 244
4.50%, 05/20/2044 564 605
4.50%, 07/20/2044 149 160
4.50%, 01/20/2045 117 125
4.50%, 04/20/2045 185 199
4.50%, 05/15/2045 159 174
4.50%, 05/20/2045 131 140
4.50%, 09/15/2045 72 76
4.50%, 02/20/2046 230 246
4.50%, 03/20/2046 121 128
4.50%, 04/20/2046 140 150
4.50%, 08/15/2046 106 114
4.50%, 12/20/2046 391 418
4.50%, 03/15/2047 221 241
4.50%, 06/20/2047 363 382
4.50%, 10/15/2047 226 241
4.50%, 02/20/2048 4,726 4,996
4.50%, 03/20/2048 209 220
4.50%, 05/20/2048 2,358 2,476
4.50%, 06/20/2048 692 728
4.50%, 07/20/2048 628 661
4.50%, 08/20/2048 1,124 1,178
4.50%, 09/20/2048 862 906
4.50%, 10/20/2048 878 923
4.50%, 11/20/2048 837 878
4.50%, 12/20/2048 760 797
5.00%, 05/15/2033 188 208
5.00%, 07/20/2038 164 181
5.00%, 10/15/2038 242 270
5.00%, 04/20/2039 111 122
5.00%, 10/15/2041 159 176
5.00%, 01/20/2045 206 226
5.00%, 02/20/2046 69 76
5.00%, 12/20/2046 175 194
5.00%, 06/20/2048 4,274 4,542
5.00%, 08/20/2048 118 125
5.00%, 10/20/2048 452 476
5.50%, 03/15/2038 161 176
5.50%, 02/15/2039 94 103
5.50%, 06/15/2040 310 341
5.50%, 07/20/2044 161 178
5.50%, 09/20/2044 206 230
5.50%, 12/20/2048 69 73
$ 177,896
U.S. Treasury - 39.72%
1.13%, 02/28/2021 6,200 6,156
1.13%, 06/30/2021 6,280 6,227
1.13%, 07/31/2021 4,170 4,133
1.13%, 08/31/2021 5,835 5,781
1.13%, 09/30/2021 3,585 3,551
1.25%, 03/31/2021 1,560 1,551
1.25%, 10/31/2021 5,830 5,786
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
1.25%, 07/31/2023 $ 9,625 $ 9,502
1.25%, 08/31/2024 7,495 7,367
1.38%, 01/31/2021 4,760 4,742
1.38%, 04/30/2021 4,920 4,899
1.38%, 05/31/2021 9,465 9,423
1.38%, 06/30/2023 2,745 2,723
1.38%, 08/31/2023 15,710 15,577
1.38%, 09/30/2023 3,375 3,345
1.38%, 08/31/2026 7,400 7,236
1.50%, 08/31/2021 3,600 3,590
1.50%, 09/30/2021 1,450 1,446
1.50%, 10/31/2021
(e)
3,950 3,941
1.50%, 01/31/2022 3,800 3,790
1.50%, 08/15/2022 2,200 2,194
1.50%, 02/28/2023 2,090 2,083
1.50%, 03/31/2023 3,520 3,508
1.50%, 09/30/2024 1,925 1,913
1.50%, 08/15/2026 15,480 15,261
1.63%, 08/15/2022 6,128 6,132
1.63%, 08/31/2022 3,500 3,502
1.63%, 11/15/2022 4,915 4,918
1.63%, 04/30/2023 1,875 1,876
1.63%, 05/31/2023 3,000 3,002
1.63%, 10/31/2023 3,270 3,272
1.63%, 02/15/2026 4,523 4,500
1.63%, 05/15/2026 5,851 5,820
1.63%, 09/30/2026 4,225 4,197
1.63%, 08/15/2029 6,575 6,477
1.75%, 12/31/2020 3,000 3,001
1.75%, 11/30/2021 3,600 3,608
1.75%, 02/28/2022 2,815 2,823
1.75%, 03/31/2022 3,070 3,080
1.75%, 04/30/2022 3,325 3,336
1.75%, 05/15/2022 2,620 2,629
1.75%, 05/31/2022 3,370 3,382
1.75%, 06/30/2022 2,730 2,741
1.75%, 09/30/2022 12,360 12,410
1.75%, 01/31/2023 4,310 4,329
1.75%, 05/15/2023 4,000 4,018
1.75%, 11/15/2029
(e)
7,000 6,982
1.88%, 12/15/2020 1,250 1,252
1.88%, 11/30/2021 4,660 4,682
1.88%, 01/31/2022 1,670 1,679
1.88%, 02/28/2022 3,370 3,388
1.88%, 03/31/2022 3,750 3,772
1.88%, 04/30/2022 1,160 1,167
1.88%, 05/31/2022 1,580 1,590
1.88%, 07/31/2022 2,850 2,870
1.88%, 08/31/2022 2,655 2,674
1.88%, 09/30/2022 3,210 3,234
1.88%, 10/31/2022 3,955 3,985
1.88%, 08/31/2024 10,900 11,021
1.88%, 07/31/2026 3,000 3,028
2.00%, 02/28/2021 11,915 11,958
2.00%, 05/31/2021 7,700 7,736
2.00%, 08/31/2021 3,150 3,168
2.00%, 10/31/2021 4,750 4,782
2.00%, 11/15/2021 10,040 10,112
2.00%, 12/31/2021 3,000 3,022
2.00%, 02/15/2022 4,000 4,032
2.00%, 07/31/2022 5,600 5,658
2.00%, 10/31/2022 7,320 7,402
2.00%, 11/30/2022 3,785 3,828
2.00%, 02/15/2023 4,741 4,798
2.00%, 04/30/2024 1,990 2,021
2.00%, 05/31/2024 4,660 4,736
2.00%, 06/30/2024 1,500 1,524
2.00%, 02/15/2025 9,325 9,483

Schedule of Investments
Bond Market Index Fund
November 30, 2019 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.00%, 08/15/2025 $ 4,020 $ 4,089
2.00%, 11/15/2026 2,840 2,891
2.13%, 01/31/2021 1,850 1,859
2.13%, 05/31/2021 3,200 3,221
2.13%, 08/15/2021 2,810 2,832
2.13%, 09/30/2021 4,400 4,437
2.13%, 12/31/2021 4,000 4,040
2.13%, 05/15/2022 1,000 1,012
2.13%, 06/30/2022 2,000 2,026
2.13%, 12/31/2022 4,080 4,144
2.13%, 11/30/2023 2,920 2,977
2.13%, 02/29/2024 5,315 5,422
2.13%, 03/31/2024 1,700 1,735
2.13%, 09/30/2024 7,825 8,001
2.13%, 11/30/2024 5,450 5,575
2.13%, 05/15/2025 6,500 6,652
2.13%, 05/31/2026 9,900 10,145
2.25%, 03/31/2021 4,270 4,301
2.25%, 04/30/2021 5,570 5,613
2.25%, 07/31/2021 3,500 3,533
2.25%, 04/15/2022 3,440 3,490
2.25%, 12/31/2023 5,300 5,431
2.25%, 01/31/2024 4,855 4,976
2.25%, 04/30/2024 3,710 3,808
2.25%, 10/31/2024 8,350 8,591
2.25%, 11/15/2024 10,245 10,540
2.25%, 12/31/2024 4,000 4,116
2.25%, 11/15/2025 7,120 7,341
2.25%, 03/31/2026 4,985 5,146
2.25%, 02/15/2027 5,910 6,118
2.25%, 08/15/2027 8,065 8,362
2.25%, 11/15/2027 6,860 7,118
2.25%, 08/15/2046 3,620 3,647
2.25%, 08/15/2049 2,965 2,993
2.38%, 12/31/2020 2,080 2,095
2.38%, 03/15/2021 2,325 2,345
2.38%, 04/15/2021 3,460 3,492
2.38%, 03/15/2022 3,535 3,596
2.38%, 01/31/2023 2,985 3,055
2.38%, 02/29/2024 3,640 3,750
2.38%, 08/15/2024 8,135 8,406
2.38%, 04/30/2026 2,895 3,010
2.38%, 05/15/2027 6,075 6,349
2.38%, 05/15/2029 9,110 9,575
2.50%, 12/31/2020 4,725 4,765
2.50%, 01/31/2021 4,810 4,854
2.50%, 02/28/2021 5,395 5,447
2.50%, 01/15/2022 3,735 3,803
2.50%, 02/15/2022 3,375 3,438
2.50%, 03/31/2023 2,905 2,989
2.50%, 08/15/2023 18,660 19,250
2.50%, 01/31/2024 3,600 3,725
2.50%, 05/15/2024 3,500 3,630
2.50%, 01/31/2025 2,500 2,604
2.50%, 02/28/2026 2,840 2,973
2.50%, 02/15/2045 3,825 4,042
2.50%, 02/15/2046 7,105 7,514
2.50%, 05/15/2046 4,080 4,316
2.63%, 05/15/2021 3,095 3,137
2.63%, 06/15/2021 6,145 6,232
2.63%, 07/15/2021 3,000 3,045
2.63%, 12/15/2021 3,185 3,249
2.63%, 02/28/2023 3,030 3,126
2.63%, 06/30/2023 5,000 5,175
2.63%, 12/31/2023 3,435 3,570
2.63%, 12/31/2025 2,160 2,275
2.63%, 01/31/2026 6,790 7,154
2.63%, 02/15/2029 13,500 14,471
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.75%, 08/15/2021 $ 2,640 $ 2,688
2.75%, 09/15/2021 2,465 2,512
2.75%, 04/30/2023 2,875 2,983
2.75%, 05/31/2023 2,900 3,011
2.75%, 07/31/2023 2,818 2,931
2.75%, 08/31/2023 2,875 2,993
2.75%, 11/15/2023 6,380 6,653
2.75%, 02/15/2024 4,600 4,808
2.75%, 02/28/2025 3,500 3,692
2.75%, 08/31/2025 2,000 2,116
2.75%, 02/15/2028 4,790 5,156
2.75%, 08/15/2042 3,264 3,596
2.75%, 11/15/2042 3,230 3,558
2.75%, 08/15/2047 5,875 6,534
2.75%, 11/15/2047 4,620 5,142
2.88%, 10/15/2021 3,590 3,670
2.88%, 11/15/2021 3,190 3,265
2.88%, 09/30/2023 2,935 3,071
2.88%, 10/31/2023 3,405 3,565
2.88%, 11/30/2023 3,445 3,611
2.88%, 04/30/2025 3,325 3,532
2.88%, 05/31/2025 2,000 2,126
2.88%, 07/31/2025 2,000 2,129
2.88%, 11/30/2025 1,470 1,568
2.88%, 05/15/2028 6,645 7,229
2.88%, 08/15/2028 11,385 12,403
2.88%, 05/15/2043 4,430 4,983
2.88%, 08/15/2045 3,750 4,243
2.88%, 11/15/2046 4,855 5,518
2.88%, 05/15/2049 2,530 2,896
3.00%, 09/30/2025 540 579
3.00%, 10/31/2025 3,000 3,219
3.00%, 05/15/2042 240 275
3.00%, 11/15/2044 4,505 5,197
3.00%, 05/15/2045 4,225 4,884
3.00%, 11/15/2045 5,485 6,355
3.00%, 02/15/2047 3,135 3,650
3.00%, 05/15/2047 3,235 3,766
3.00%, 02/15/2048 4,380 5,109
3.00%, 08/15/2048 5,075 5,930
3.00%, 02/15/2049 7,625 8,927
3.13%, 05/15/2021 3,000 3,062
3.13%, 11/15/2028 7,025 7,811
3.13%, 11/15/2041 2,600 3,036
3.13%, 02/15/2042 1,140 1,331
3.13%, 02/15/2043 2,680 3,137
3.13%, 08/15/2044 5,990 7,046
3.13%, 05/15/2048 5,355 6,397
3.38%, 05/15/2044 3,845 4,703
3.38%, 11/15/2048 6,470 8,095
3.63%, 02/15/2021 7,010 7,169
3.63%, 08/15/2043 2,530 3,202
3.63%, 02/15/2044 8,030 10,191
3.75%, 08/15/2041 2,660 3,395
3.75%, 11/15/2043 2,960 3,821
3.88%, 08/15/2040 2,230 2,886
4.25%, 05/15/2039 2,135 2,881
4.25%, 11/15/2040 1,038 1,411
4.38%, 02/15/2038 495 674
4.38%, 11/15/2039 2,030 2,788
4.38%, 05/15/2040 389 536
4.38%, 05/15/2041 1,610 2,229
4.50%, 02/15/2036 1,550 2,100
4.50%, 08/15/2039 2,945 4,100
4.63%, 02/15/2040 925 1,312
4.75%, 02/15/2041 2,589 3,751
5.25%, 11/15/2028 409 526
5.25%, 02/15/2029 795 1,030

Schedule of Investments
Bond Market Index Fund
November 30, 2019 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
5.38%, 02/15/2031 $ 2,620 $ 3,568
6.00%, 02/15/2026 2,000 2,505
6.13%, 11/15/2027 1,260 1,671
6.25%, 05/15/2030 2,000 2,850
6.38%, 08/15/2027 1,540 2,054
6.50%, 11/15/2026 1,000 1,313
6.63%, 02/15/2027 795 1,058
8.13%, 05/15/2021 1,150 1,257
$ 981,970
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,601,085
Total Investments $ 2,544,911
Other Assets and Liabilities -  (2.95)% (72,900)
TOTAL NET ASSETS - 100.00% $ 2,472,011
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $13,164 or 0.53% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $17,866 or 0.72% of net assets.
(e) Security or a portion of the security was on loan at the end of the period.
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g) Non-income producing security
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(i) Security purchased on a when-issued basis.
(j) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(k) Security was purchased in a "to-be-announced" ("TBA") transaction.  See
Notes to Financial Statements for additional information.
Portfolio Summary  (unaudited)
Sector Percent
Government 43.70%
Mortgage Securities 26.62%
Financial 8.28%
Consumer, Non-cyclical 4.53%
Money Market Funds 4.46%
Energy 2.69%
Communications 2.41%
Utilities 1.96%
Technology 1.91%
Industrial 1.87%
Consumer, Cyclical 1.49%
Investment Companies 1.20%
Basic Materials 0.74%
Asset Backed Securities 0.46%
Revenue Bonds 0.33%
General Obligation Unlimited 0.24%
Insured 0.04%
General Obligation Limited 0.02%
Other Assets and Liabilities
(2.95)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2019 Purchases Sales November 30, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.52% $ 74,643 $ 472,706 $ 442,144 $ 105,205
$ 74,643 $ 472,706 $ 442,144 $ 105,205
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.52% $ 491 $ — $ — $ —
$ 491 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Capital Securities Fund
November 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3.83% Shares Held Value (000's)
Money Market Funds - 3.83%
BlackRock Liquidity FedFund 1.53%
(a),(b)
3,670,469 $ 3,671
Principal Government Money Market Fund
1.52%
(a),(b),(c)
22,997,411 22,997
$ 26,668
TOTAL INVESTMENT COMPANIES $ 26,668
PREFERRED STOCKS - 4.62% Shares Held Value (000's)
Banks - 1.18%
Fifth Third Bancorp 6.63%, 12/31/2023
(d)
90,902 $ 2,559
3 Month USD LIBOR + 3.71%
First Republic Bank/CA 5.13%, 06/30/2022
(d)
45,549 1,184
Huntington Bancshares Inc/OH 6.25%,
04/15/2021
(d)
74,177 1,935
KeyCorp 6.13%, 12/15/2026
(d)
33,943 972
3 Month USD LIBOR + 3.89%
Valley National Bancorp 6.25%, 06/30/2025
(d)
29,291 815
3 Month USD LIBOR + 3.85%
Webster Financial Corp 5.25%, 12/15/2022
(d ),( e)
29,150 739
$ 8,204
Diversified Financial Services - 0.18%
Capital One Financial Corp 5.00%, 12/01/2024
(d)
50,000 1,242
Insurance - 0.29%
AXA Equitable Holdings Inc 5.25%, 12/15/2024
(d)
50,000 1,248
Voya Financial Inc 5.35%, 09/15/2029
(d ),( e)
30,000 802
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
$ 2,050
Pipelines - 0.61%
Enbridge Inc 6.38%, 04/15/2078
(e)
157,934 4,256
3 Month USD LIBOR + 3.59%
REITs - 0.29%
Kimco Realty Corp 5.25%, 12/20/2022
(d)
40,000 1,027
Public Storage 4.88%, 09/12/2024
(d)
37,045 959
$ 1,986
Sovereign - 0.99%
CoBank ACB 6.13%, 04/01/2020
(d)
6,000 606
CoBank ACB 6.20%, 01/01/2025
(d)
10,000 1,095
3 Month USD LIBOR + 3.74%
CoBank ACB 6.25%, 10/01/2022
(d)
38,800 4,142
3 Month USD LIBOR + 4.56%
Farm Credit Bank of Texas 6.75%, 09/15/2023
(d ),( f)
10,000 1,060
3 Month USD LIBOR + 4.01%
$ 6,903
Telecommunications - 1.08%
Centaur Funding Corp 9.08%, 04/21/2020
(f)
7,329 7,476
TOTAL PREFERRED STOCKS $ 32,117
BONDS - 90.93%
Principal
Amount (000's) Value (000's)
Automobile Manufacturers - 0.89%
General Motors Financial Co Inc
5.75%, 12 /31/2049
(d),(e),(g)
$ 6,300 $ 6,206
3 Month USD LIBOR + 3.60%
Banks - 46.61%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 12 /31/2049
(d),(f),(g)
1,900 2,154
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
6.50%, 12 /31/2049
(d),(g)
6,400 6,704
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.19%
Bank of America Corp
6.25%, 12 /31/2049
(d),(g)
2,000 2,230
3 Month USD LIBOR + 3.71%
6.30%, 12 /31/2049
(d),(g)
2,000 2,290
3 Month USD LIBOR + 4.55%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
6.50%, 12 /31/2049
(d),(g)
$ 3,000 $ 3,397
3 Month USD LIBOR + 4.17%
Bank of New York Mellon Corp/The
4.62%, 12 /31/2049
(d),(g)
14,000 14,630
3 Month USD LIBOR + 3.13%
4.95%, 12 /31/2049
(d),(g)
8,100 8,191
3 Month USD LIBOR + 3.42%
Barclays Bank PLC
6.28%, 12 /29/2049
(d),(g)
5,450 6,199
3 Month USD LIBOR + 1.55%
10.18%, 06 /12/2021
(f)
3,000 3,345
10.18%, 06 /12/2021 900 1,003
BB&T Corp
4.80%, 12 /31/2049
(d),(g)
20,000 20,400
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
BNP Paribas SA
7.20%, 06 /29/2049
(d),(f),(g)
1,300 1,443
3 Month USD LIBOR + 1.29%
7.37%, 12 /31/2049
(d),(f),(g)
1,103 1,260
USD Swap Semi-Annual 5 Year + 5.15%
7.63%, 12 /31/2049
(d),(f),(g)
1,000 1,055
USD Swap Semi-Annual 5 Year + 6.31%
7.63%, 12 /31/2049
(d),(g)
4,800 5,064
USD Swap Semi-Annual 5 Year + 6.31%
Citigroup Inc
5.95%, 12 /31/2049
(d),(g)
1,000 1,025
3 Month USD LIBOR + 4.10%
6.13%, 12 /31/2049
(d),(g)
6,000 6,189
3 Month USD LIBOR + 4.48%
6.25%, 12 /31/2049
(d),(g)
1,500 1,703
3 Month USD LIBOR + 4.52%
Citizens Financial Group Inc
5.50%, 12 /31/2049
(d),(e),(g)
5,490 5,524
3 Month USD LIBOR + 3.96%
6.00%, 12 /31/2049
(d),(g)
3,184 3,351
3 Month USD LIBOR + 3.00%
6.38%, 12 /31/2049
(d),(e),(g)
3,500 3,728
3 Month USD LIBOR + 3.16%
Commerzbank AG
8.13%, 09 /19/2023
(f)
500 579
Corestates Capital III
2.48%, 02 /15/2027
(f)
22,771 21,405
3 Month USD LIBOR + 0.57%
Credit Agricole SA
8.13%, 12 /31/2049
(d),(f),(g)
2,232 2,692
USD Swap Semi-Annual 5 Year + 6.19%
Credit Suisse AG
6.50%, 08 /08/2023 600 668
Credit Suisse Group AG
6.25%, 12 /31/2049
(d),(f),(g)
6,090 6,572
USD Swap Semi-Annual 5 Year + 3.46%
6.38%, 12 /31/2049
(d),(f),(g)
5,000 5,350
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%
7.50%, 12 /31/2049
(d),(f),(g)
6,250 6,984
USD Swap Semi-Annual 5 Year + 4.60%
Danske Bank A/S
6.13%, 12 /31/2049
(d),(g)
6,600 6,724
USD Swap Semi-Annual 7 Year + 3.90%
Dresdner Funding Trust I
8.15%, 06 /30/2031
(f)
400 536

Schedule of Investments
Capital Securities Fund
November 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The
5.38%, 12 /31/2049
(d),(g)
$ 2,000 $ 2,020
3 Month USD LIBOR + 3.92%
5.50%, 12 /31/2049
(d),(e),(g)
2,000 2,124
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
HSBC Capital Funding Dollar 1 LP
10.18%, 12 /29/2049
(d),(f),(g)
1,700 2,809
3 Month USD LIBOR + 4.98%
10.18%, 12 /29/2049
(d),(e),(g)
4,400 7,271
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
6.00%, 12 /31/2049
(d),(g)
3,000 3,173
USD Swap Rate NY 5 Year + 3.75%
6.38%, 12 /31/2049
(d),(g)
1,300 1,383
USD Swap Rate NY 5 Year + 3.71%
6.50%, 12 /31/2049
(d),(g)
500 542
USD Swap Rate NY 5 Year + 3.61%
6.87%, 12 /31/2049
(d),(g)
6,900 7,211
USD Swap Rate NY 5 Year + 5.51%
ING Groep NV
5.75%, 12 /31/2049
(d),(g)
7,000 7,280
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
6.50%, 12 /31/2049
(d),(g)
500 535
USD Swap Semi-Annual 5 Year + 4.45%
JPMorgan Chase & Co
5.30%, 12 /31/2049
(d),(g)
5,000 5,067
3 Month USD LIBOR + 3.80%
6.75%, 12 /31/2049
(d),(g)
2,000 2,253
3 Month USD LIBOR + 3.78%
KeyCorp
5.00%, 12 /31/2049
(d),(g)
4,000 4,259
3 Month USD LIBOR + 3.61%
KeyCorp Capital I
2.84%, 07 /01/2028 2,000 1,840
3 Month USD LIBOR + 0.74%
KeyCorp Capital III
7.75%, 07 /15/2029 1,500 1,915
Lloyds Bank PLC
12.00%, 12 /29/2049
(d),(f),(g)
3,100 3,757
3 Month USD LIBOR + 11.76%
12.00%, 12 /29/2049
(d),(g)
5,500 6,665
3 Month USD LIBOR + 11.76%
Lloyds Banking Group PLC
6.41%, 01 /29/2049
(d),(f),(g)
1,200 1,362
3 Month USD LIBOR + 1.50%
7.50%, 12 /31/2049
(d),(g)
4,300 4,746
USD Swap Semi-Annual 5 Year + 4.76%
7.50%, 12 /31/2049
(d),(g)
6,600 7,343
USD Swap Semi-Annual 5 Year + 4.50%
M&T Bank Corp
5.12%, 12 /31/2049
(d),(g)
4,000 4,285
3 Month USD LIBOR + 3.52%
6.45%, 12 /31/2049
(d),(g)
1,300 1,420
3 Month USD LIBOR + 3.61%
Nordea Bank Abp
6.13%, 12 /31/2049
(d),(f),(g)
4,300 4,550
USD Swap Semi-Annual 5 Year + 3.39%
6.63%, 12 /31/2049
(d),(f),(g)
13,400 14,656
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
Northern Trust Corp
4.60%, 12 /31/2049
(d),(g)
9,015 9,263
3 Month USD LIBOR + 3.20%
NTC Capital I
2.52%, 01 /15/2027 1,250 1,175
3 Month USD LIBOR + 0.52%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
NTC Capital II
2.59%, 04 /15/2027 $ 1,200 $ 1,128
3 Month USD LIBOR + 0.59%
PNC Capital Trust C
2.70%, 06 /01/2028 3,000 2,851
3 Month USD LIBOR + 0.57%
RBS Capital Trust II
6.43%, 12 /29/2049
(d),(e),(g)
600 835
3 Month USD LIBOR + 1.94%
Royal Bank of Scotland Group PLC
4.42%, 03 /29/2049
(d)
1,000 980
3 Month USD LIBOR + 2.32%
7.50%, 12 /31/2049
(d),(g)
4,896 5,018
USD Swap Semi-Annual 5 Year + 5.80%
7.65%, 08 /29/2049
(d),(g)
1,800 2,576
3 Month USD LIBOR + 2.50%
8.00%, 12 /31/2049
(d),(g)
1,000 1,144
USD Swap Semi-Annual 5 Year + 5.72%
Skandinaviska Enskilda Banken AB
5.63%, 12 /31/2049
(d),(g)
200 203
USD Swap Semi-Annual 5 Year + 3.49%
Societe Generale SA
7.38%, 12 /31/2049
(d),(f),(g)
2,000 2,170
USD Swap Semi-Annual 5 Year + 4.30%
7.38%, 12 /31/2049
(d),(f),(g)
5,000 5,287
USD Swap Semi-Annual 5 Year + 6.24%
8.00%, 12 /31/2049
(d),(f),(g)
3,500 4,073
USD Swap Rate NY 5 Year + 5.87%
Standard Chartered PLC
6.50%, 12 /31/2049
(d),(e),(g)
1,500 1,512
USD Swap Semi-Annual 5 Year + 4.89%
7.01%, 07 /29/2049
(d),(f),(g)
7,800 9,208
3 Month USD LIBOR + 1.46%
7.50%, 12 /31/2049
(d),(f),(g)
1,300 1,393
USD Swap Semi-Annual 5 Year + 6.30%
7.75%, 12 /31/2049
(d),(f),(g)
1,000 1,098
USD Swap Semi-Annual 5 Year + 5.72%
SunTrust Capital I
2.58%, 05 /15/2027 4,500 4,264
3 Month USD LIBOR + 0.67%
SunTrust Capital III
2.77%, 03 /15/2028 1,000 943
3 Month USD LIBOR + 0.65%
Swedbank AB
6.00%, 12 /31/2049
(d),(g)
4,400 4,537
USD Swap Semi-Annual 5 Year + 4.11%
UBS Group AG
6.88%, 12 /31/2049
(d),(g)
9,200 10,097
USD Swap Semi-Annual 5 Year + 4.59%
7.00%, 12 /31/2049
(d),(f),(g)
1,400 1,517
USD Swap Semi-Annual 5 Year + 4.34%
US Bancorp
5.12%, 12 /31/2049
(d),(g)
2,000 2,058
3 Month USD LIBOR + 3.49%
$ 324,191
Diversified Financial Services - 3.01%
American Express Co
4.90%, 12 /31/2049
(d),(g)
4,500 4,527
3 Month USD LIBOR + 3.29%
Capital One Financial Corp
5.55%, 12 /31/2049
(d),(g)
4,000 4,050
3 Month USD LIBOR + 3.80%
Charles Schwab Corp/The
7.00%, 02 /28/2049
(d),(g)
5,813 6,343
3 Month USD LIBOR + 4.82%

Schedule of Investments
Capital Securities Fund
November 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Depository Trust & Clearing Corp/The
4.88%, 12 /31/2049
(d),(f),(g)
$ 6,000 $ 6,045
3 Month USD LIBOR + 3.17%
$ 20,965
Electric - 4.14%
Dominion Energy Inc
5.75%, 10 /01/2054
(g)
6,775 7,307
3 Month USD LIBOR + 3.06%
Duke Energy Corp
4.88%, 12 /31/2049
(d),(g)
2,650 2,776
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
Emera Inc
6.75%, 06 /15/2076
(g)
10,000 11,250
3 Month USD LIBOR + 5.44%
Enel SpA
8.75%, 09 /24/2073
(f),(g)
1,700 1,989
USD Swap Semi-Annual 5 Year + 5.88%
National Rural Utilities Cooperative Finance Corp
5.25%, 04 /20/2046
(g)
700 753
3 Month USD LIBOR + 3.63%
NextEra Energy Capital Holdings Inc
4.17%, 10 /01/2066 4,500 3,934
3 Month USD LIBOR + 2.07%
4.24%, 06 /15/2067 580 515
3 Month USD LIBOR + 2.13%
4.80%, 12 /01/2077
(g)
250 255
3 Month USD LIBOR + 2.41%
$ 28,779
Food - 0.71%
Dairy Farmers of America Inc
7.13%, 12 /31/2049
(d),(f)
5,000 4,925
Gas - 1.35%
NiSource Inc
5.65%, 12 /31/2049
(d),(g)
9,195 9,402
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.84%
Insurance - 27.51%
ACE Capital Trust II
9.70%, 04 /01/2030 2,570 3,868
Allstate Corp/The
5.75%, 08 /15/2053
(g)
9,900 10,667
3 Month USD LIBOR + 2.94%
American International Group Inc
5.75%, 04 /01/2048
(g)
13,077 14,351
3 Month USD LIBOR + 2.87%
8.18%, 05 /15/2068
(g)
6,700 9,130
3 Month USD LIBOR + 4.20%
Aon Corp
8.21%, 01 /01/2027 1,000 1,285
Argentum Netherlands BV for Zurich Insurance
Co Ltd
5.13%, 06 /01/2048
(g)
2,000 2,198
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
AXA SA
6.38%, 12 /29/2049
(d),(f),(g)
2,800 3,360
3 Month USD LIBOR + 2.26%
8.60%, 12 /15/2030 2,400 3,513
Cloverie PLC for Zurich Insurance Co Ltd
5.63%, 06 /24/2046
(g)
12,100 13,582
3 Month USD LIBOR + 4.92%
Everest Reinsurance Holdings Inc
4.29%, 05 /01/2067 1,600 1,516
3 Month USD LIBOR + 2.39%
Great-West Life & Annuity Insurance Capital LP
6.63%, 11 /15/2034
(f)
1,200 1,337
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Hartford Financial Services Group Inc/The
4.03%, 02 /12/2067
(f)
$ 2,800 $ 2,526
3 Month USD LIBOR + 2.13%
Legal & General Group PLC
5.25%, 03 /21/2047
(g)
4,700 5,031
USD Swap Semi-Annual 5 Year + 3.69%
Liberty Mutual Group Inc
7.80%, 03 /07/2087
(f)
6,100 8,052
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10 /15/2097
(f)
1,100 1,594
Lincoln National Corp
4.01%, 04 /20/2067 4,200 3,465
3 Month USD LIBOR + 2.04%
4.26%, 05 /17/2066 1,400 1,203
3 Month USD LIBOR + 2.36%
Meiji Yasuda Life Insurance Co
5.10%, 04 /26/2048
(e),(f),(g)
1,300 1,480
USD Swap Rate NY 5 Year + 3.15%
5.20%, 10 /20/2045
(f),(g)
1,000 1,110
USD Swap Semi-Annual 5 Year + 4.23%
MetLife Capital Trust IV
7.88%, 12 /15/2067
(f)
1,800 2,403
MetLife Inc
5.25%, 12 /31/2049
(d),(g)
3,500 3,548
3 Month USD LIBOR + 3.58%
6.40%, 12 /15/2066 700 857
3 Month USD LIBOR + 2.21%
9.25%, 04 /08/2068
(f)
4,200 6,174
3 Month USD LIBOR + 5.54%
10.75%, 08 /01/2069 4,300 7,117
Mitsui Sumitomo Insurance Co Ltd
7.00%, 03 /15/2072
(f),(g)
3,600 3,938
3 Month USD LIBOR + 5.90%
7.00%, 03 /15/2072
(g)
2,500 2,734
3 Month USD LIBOR + 5.90%
Nationwide Financial Services Inc
6.75%, 05 /15/2087 500 581
Nippon Life Insurance Co
5.00%, 10 /18/2042
(f),(g)
1,525 1,620
3 Month USD LIBOR + 4.24%
5.10%, 10 /16/2044
(g)
785 862
USD Swap Rate NY 5 Year + 3.65%
Progressive Corp/The
5.38%, 12 /31/2049
(d),(g)
11,200 11,648
3 Month USD LIBOR + 2.54%
Prudential Financial Inc
5.63%, 06 /15/2043
(g)
9,380 10,158
3 Month USD LIBOR + 3.92%
5.88%, 09 /15/2042
(g)
11,000 11,867
3 Month USD LIBOR + 4.18%
Reinsurance Group of America Inc
4.78%, 12 /15/2065 1,200 1,122
3 Month USD LIBOR + 2.67%
Sumitomo Life Insurance Co
6.50%, 09 /20/2073
(f),(g)
3,000 3,390
3 Month USD LIBOR + 4.44%
Swiss Re Finance Luxembourg SA
5.00%, 04 /02/2049
(f),(g)
17,400 19,227
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
Voya Financial Inc
4.70%, 01 /23/2048
(g)
3,300 3,168
3 Month USD LIBOR + 2.08%
5.65%, 05 /15/2053
(g)
10,100 10,625
3 Month USD LIBOR + 3.58%

Schedule of Investments
Capital Securities Fund
November 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Voya Financial Inc   (continued)
6.13%, 12 /31/2049
(d),(g)
$ 1,000 $ 1,065
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
$ 191,372
Pipelines - 5.36%
Enbridge Inc
6.00%, 01 /15/2077
(g)
200 210
3 Month USD LIBOR + 3.89%
6.25%, 03 /01/2078
(g)
7,000 7,508
3 Month USD LIBOR + 3.64%
Enterprise Products Operating LLC
5.25%, 08 /16/2077
(g)
13,000 13,065
3 Month USD LIBOR + 3.03%
Transcanada Trust
5.50%, 09 /15/2079
(g)
12,500 13,094
3 Month USD LIBOR + 4.15%
5.63%, 05 /20/2075
(g)
1,600 1,671
3 Month USD LIBOR + 3.53%
5.87%, 08 /15/2076
(g)
1,600 1,714
3 Month USD LIBOR + 4.64%
$ 37,262
Sovereign - 0.31%
CoBank ACB
6.25%, 12 /31/2049
(d),(g)
1,000 1,095
3 Month USD LIBOR + 4.66%
Farm Credit Bank of Texas
6.20%, 12 /31/2049
(d),(f),(g)
1,000 1,050
3 Month USD LIBOR + 3.22%
$ 2,145
Telecommunications - 0.24%
Koninklijke KPN NV
7.00%, 03 /28/2073
(g)
1,000 1,092
USD Swap Semi-Annual 10 Year + 5.21%
Vodafone Group PLC
7.00%, 04 /04/2079
(g)
500 579
USD Swap Semi-Annual 5 Year + 4.87%
$ 1,671
Transportation - 0.80%
BNSF Funding Trust I
6.61%, 12 /15/2055
(g)
5,000 5,587
3 Month USD LIBOR + 2.35%
TOTAL BONDS $ 632,505
Total Investments $ 691,290
Other Assets and Liabilities -  0.62% 4,305
TOTAL NET ASSETS - 100.00% $ 695,595
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $9,600 or
1.38% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(e) Security or a portion of the security was on loan at the end of the period.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $184,011 or 26.45% of net assets.
(g ) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
Portfolio Summary  ( unaudited)
Sector Percent
Financial 79.07%
Energy 5.97%
Utilities 5.49%
Money Market Funds 3.83%
Communications 1.32%
Government 1.30%
Consumer, Cyclical 0.89%
Industrial 0.80%
Consumer, Non-cyclical 0.71%
Other Assets and Liabilities
0.62%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2019 Purchases Sales November 30, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.52% $ 16,563 $ 75,730 $ 69,296 $ 22,997
$ 16,563 $ 75,730 $ 69,296 $ 22,997
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.52% $ 69 $ — $ — $ —
$ 69 $ — $ — $ —
Amounts in thousands.

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3.27% Shares Held Value (000's)
Exchange-Traded Funds - 0.22%
Invesco S&P Global Water Index ETF 76,930 $ 3,064
SPDR S&P Global Natural Resources ETF 128,345 5,713
$ 8,777
Money Market Funds - 3.05%
Principal Government Money Market Fund
1.52%
(a),(b)
122,084,721 122,085
TOTAL INVESTMENT COMPANIES $ 130,862
COMMON STOCKS - 53.39% Shares Held Value (000's)
Advertising - 0.04%
Clear Channel Outdoor Holdings Inc
(c)
596,711 1,480
Agriculture - 0.59%
Archer-Daniels-Midland Co 363,401 15,601
Bunge Ltd 146,347 7,812
$ 23,413
Automobile Parts & Equipment - 0.08%
Georg Fischer AG 3,359 3,289
Biotechnology - 0.07%
Advanz Pharma Corp
(c)
22,681 222
Corteva Inc 97,085 2,526
$ 2,748
Building Materials - 0.69%
Boise Cascade Co 15,878 602
Forterra Inc
(c)
15,277 170
Fortune Brands Home & Security Inc 26,743 1,692
Geberit AG 17,100 9,181
Louisiana-Pacific Corp 305,399 9,058
Norbord Inc 232,139 6,335
Pinnacle Renewable Energy Inc 72,984 453
$ 27,491
Chemicals - 1.78%
Air Liquide SA 57,658 7,817
CF Industries Holdings Inc 324,254 14,984
FMC Corp 186,168 18,237
Ingevity Corp
(c)
17,935 1,620
Israel Chemicals Ltd 630,520 2,955
K+S AG 179,939 2,030
Mosaic Co/The 154,787 2,949
Nutrien Ltd 56,400 2,662
OCI NV
(c)
129,663 2,456
Olin Corp 134,610 2,359
Sociedad Quimica y Minera de Chile SA ADR 115,525 2,753
Yara International ASA 281,249 10,595
$ 71,417
Commercial Services - 2.12%
ALEATICA SAB de CV 6,408,936 7,862
Atlantia SpA 686,845 15,209
Atlas Arteria Ltd 2,137,609 11,065
Cengage Learning Holdings II Inc
(c)
2,772 29
China Merchants Port Holdings Co Ltd 9,165,687 14,258
Transurban Group 3,499,603 36,383
$ 84,806
Consumer Products - 0.15%
Avery Dennison Corp 24,631 3,211
Kimberly-Clark Corp 20,905 2,850
$ 6,061
Cosmetics & Personal Care - 0.15%
Essity AB 48,849 1,535
Kao Corp 17,400 1,370
Unicharm Corp 89,400 2,931
$ 5,836
Electric - 8.35%
ACEA SpA 33,185 690
Algonquin Power & Utilities Corp 367,800 5,159
American Electric Power Co Inc 88,300 8,066
Atlantica Yield PLC 603,297 15,637
AusNet Services 13,714,086 16,143
China Longyuan Power Group Corp Ltd 4,339,000 2,351
Clearway Energy Inc - Class C 569,671 11,297
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
CLP Holdings Ltd 766,500 $ 7,898
Dominion Energy Inc 312,699 25,988
DTE Energy Co 40,100 5,010
Duke Energy Corp 111,165 9,801
EDP - Energias de Portugal SA 3,610,599 14,608
Emera Inc 431,860 17,758
Enel SpA 650,497 4,916
Eversource Energy 75,175 6,212
Hera SpA 585,785 2,583
Huadian Fuxin Energy Corp Ltd 17,732,000 3,239
Hydro One Ltd
(d)
1,310,585 24,686
Iberdrola SA 834,109 8,206
Infraestructura Energetica Nova SAB de CV 1,459,574 5,952
NextEra Energy Inc 101,021 23,621
Orsted A/S
(d)
34,504 3,180
Red Electrica Corp SA 1,200,236 23,415
Sembcorp Industries Ltd 675,300 1,082
Sempra Energy 114,902 16,922
Spark Infrastructure Group 12,080,304 17,736
SSE PLC 1,134,236 19,070
Terna Rete Elettrica Nazionale SpA 3,537,980 22,707
Transmissora Alianca de Energia Eletrica SA 1,542,200 10,298
$ 334,231
Electronics - 0.40%
Badger Meter Inc 23,853 1,479
Halma PLC 309,598 8,423
Itron Inc
(c)
48,441 3,879
Watts Water Technologies Inc 22,646 2,196
$ 15,977
Energy - Alternate Sources - 1.18%
First Solar Inc
(c)
118,946 6,571
NextEra Energy Partners LP 254,127 13,502
Pattern Energy Group Inc 205,554 5,657
TerraForm Power Inc 848,816 13,165
Vestas Wind Systems A/S 86,471 8,229
$ 47,124
Engineering & Construction - 1.40%
Aegion Corp
(c)
22,924 496
Aeroports de Paris 30,827 6,029
Enav SpA
(d)
1,593,357 9,437
Flughafen Zurich AG 44,377 7,867
Grupo Aeroportuario del Pacifico SAB de CV 681,200 6,886
Sacyr SA 438,027 1,189
Sydney Airport 3,357,074 20,871
Vinci SA 29,282 3,192
$ 55,967
Environmental Control - 0.66%
AquaVenture Holdings Ltd
(c)
14,826 330
Casella Waste Systems Inc
(c)
153,061 7,150
China Water Affairs Group Ltd 634,000 487
Covanta Holding Corp 306,964 4,515
Energy Recovery Inc
(c)
27,019 235
Evoqua Water Technologies Corp
(c)
59,020 1,118
Kurita Water Industries Ltd 87,500 2,449
METAWATER Co Ltd 8,900 325
Pentair PLC 137,683 6,106
Tetra Tech Inc 40,551 3,580
$ 26,295
Food - 0.15%
Ingredion Inc 36,839 3,064
Wilmar International Ltd 1,036,300 3,100
$ 6,164
Forest Products & Paper - 2.37%
Acadian Timber Corp 135,881 1,705
Canfor Corp
(c)
324,998 3,883
Clearwater Paper Corp
(c)
39,974 875
Domtar Corp 42,258 1,577
Empresas CMPC SA 757,605 1,644

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Forest Products & Paper (continued)
Holmen AB 121,385 $ 3,615
Interfor Corp
(c)
418,119 4,958
International Paper Co 153,073 7,094
Mercer International Inc 83,791 1,050
Mondi PLC 391,895 8,484
Nine Dragons Paper Holdings Ltd 4,603,000 4,686
Oji Holdings Corp 1,231,200 7,037
Sappi Ltd 178,793 486
Smurfit Kappa Group PLC 204,832 7,266
Stora Enso Oyj 574,652 7,724
Sumitomo Forestry Co Ltd 180,800 2,616
Suzano SA 436,600 3,930
Svenska Cellulosa AB SCA 954,446 9,498
UPM-Kymmene Oyj 262,803 8,780
West Fraser Timber Co Ltd 143,006 6,220
Western Forest Products Inc 1,809,119 1,648
$ 94,776
Gas - 1.63%
Atmos Energy Corp 30,000 3,209
National Grid PLC 2,819,077 32,415
Snam SpA 4,141,976 20,579
Southwest Gas Holdings Inc 107,400 8,136
Western Midstream Partners LP 52,361 928
$ 65,267
Hand & Machine Tools - 0.04%
Franklin Electric Co Inc 31,510 1,748
Healthcare - Products - 0.25%
Danaher Corp 57,646 8,415
Hengan International Group Co Ltd 245,000 1,618
$ 10,033
Healthcare - Services - 0.00%
Millennium Health LLC
(c),(e)
22,091 —
Millennium Health LLC
(c),(e),(f),(g)
20,580 23
Millennium Health LLC
(c),(e),(f),(g)
19,318 19
$ 42
Home Builders - 0.28%
DR Horton Inc 44,147 2,444
Lennar Corp - A Shares 40,722 2,429
PulteGroup Inc 57,271 2,271
Taylor Morrison Home Corp
(c)
35,088 815
Toll Brothers Inc 61,069 2,453
TRI Pointe Group Inc
(c)
52,330 815
$ 11,227
Internet - 0.00%
Catalina Marketing Corp
(c)
3,965 12
Iron & Steel - 1.19%
ArcelorMittal SA 762,448 13,020
Evraz PLC 470,958 2,255
Fortescue Metals Group Ltd 528,119 3,478
JFE Holdings Inc 243,000 3,099
Nippon Steel Corp 203,200 2,983
Novolipetsk Steel PJSC 128,107 2,579
Nucor Corp 58,117 3,276
POSCO 16,341 3,181
Steel Dynamics Inc 233,618 7,880
thyssenkrupp AG 232,553 2,909
Vale SA ADR
(c)
258,778 3,043
$ 47,703
Lodging - 0.33%
City Developments Ltd 596,900 4,516
Hilton Worldwide Holdings Inc 80,814 8,486
$ 13,002
Machinery - Diversified - 0.80%
ANDRITZ AG 87,015 3,392
Gorman-Rupp Co/The 14,345 531
IDEX Corp 51,400 8,365
Kadant Inc 17,325 1,687
Lindsay Corp 8,837 797
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Mueller Water Products Inc - Class A 128,921 $ 1,454
Organo Corp 5,000 304
SIG Combibloc Group AG
(c)
111,296 1,541
Valmet Oyj 117,809 2,637
Xylem Inc/NY 147,498 11,433
$ 32,141
Media - 0.13%
Cumulus Media Inc
(c)
65,678 1,139
iHeartMedia Inc
(c)
253,758 3,905
$ 5,044
Metal Fabrication & Hardware - 0.08%
Advanced Drainage Systems Inc 41,581 1,586
Reliance Worldwide Corp Ltd 647,375 1,796
$ 3,382
Mining - 3.26%
Agnico Eagle Mines Ltd 45,400 2,697
Anglo American PLC 871,954 22,815
Antofagasta PLC 269,903 3,024
Barrick Gold Corp 1,009,980 16,865
BHP Group Ltd 116,421 3,002
Franco-Nevada Corp 29,100 2,863
Freeport-McMoRan Inc 1,562,258 17,778
Glencore PLC
(c)
986,440 3,114
Kirkland Lake Gold Ltd 58,400 2,453
Korea Zinc Co Ltd 7,927 2,728
Lundin Mining Corp 1,118,335 6,053
MMC Norilsk Nickel PJSC ADR 117,383 3,085
Newcrest Mining Ltd 114,187 2,378
Newmont Goldcorp Corp 366,611 14,078
Norsk Hydro ASA 898,805 3,178
Rio Tinto Ltd 48,242 3,163
South32 Ltd 1,600,361 2,916
Southern Copper Corp 90,081 3,426
Sumitomo Metal Mining Co Ltd 100,900 3,061
Teck Resources Ltd 166,800 2,612
Teck Resources Ltd 426,824 6,701
Wheaton Precious Metals Corp 96,500 2,652
$ 130,642
Miscellaneous Manufacturers - 0.23%
Aalberts NV 78,820 3,337
Alfa Laval AB 245,502 6,040
$ 9,377
Oil & Gas - 5.19%
BP PLC 3,484,463 21,703
Canadian Natural Resources Ltd 118,900 3,322
Chevron Corp 24,181 2,832
CNOOC Ltd 1,905,000 2,765
Concho Resources Inc 60,421 4,384
ConocoPhillips 313,271 18,778
Ecopetrol SA ADR 180,275 3,301
Empresas COPEC SA 196,034 1,554
Eni SpA 188,950 2,847
EOG Resources Inc 38,369 2,720
Equinor ASA 837,189 15,434
Exxon Mobil Corp 41,568 2,832
Fieldwood Energy Inc
(c)
2,556 51
Fieldwood Energy LLC
(c),(e),(g)
12,648 253
Gazprom PJSC ADR 412,545 3,276
Helmerich & Payne Inc 105,869 4,185
Hess Corp 157,160 9,758
Imperial Oil Ltd 115,700 2,897
LUKOIL PJSC ADR 35,432 3,380
Marathon Petroleum Corp 245,336 14,877
Neste Oyj 90,253 3,051
Novatek PJSC 14,683 2,909
Occidental Petroleum Corp 65,468 2,525
OMV AG 131,736 7,504
PBF Energy Inc 153,759 4,813
Petroleo Brasileiro SA ADR 834,549 11,450

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Petroleo Brasileiro SA ADR 210,077 $ 3,094
Phillips 66 28,862 3,311
Pioneer Natural Resources Co 98,024 12,532
Repsol SA 195,524 3,078
Rosneft Oil Co PJSC 467,108 3,173
Royal Dutch Shell PLC - A Shares 102,717 2,943
Suncor Energy Inc 97,000 3,026
Tatneft PJSC ADR 42,819 2,954
TOTAL SA 56,948 2,987
Transocean Ltd
(c)
54,446 271
Valero Energy Corp 146,288 13,969
Vantage Drilling International
(c)
1,554 18
Woodside Petroleum Ltd 131,494 3,068
$ 207,825
Oil & Gas Services - 0.49%
Halliburton Co 151,090 3,171
Saipem SpA
(c)
713,647 3,261
Schlumberger Ltd 350,603 12,692
Select Energy Services Inc
(c)
46,405 356
$ 19,480
Packaging & Containers - 1.05%
Amcor PLC 289,874 2,974
Ball Corp 173,732 11,477
DS Smith PLC 877,937 4,329
Graphic Packaging Holding Co 110,298 1,795
Greif Inc - Class A 33,447 1,443
Klabin SA 439,400 1,837
Lee & Man Paper Manufacturing Ltd 1,145,000 775
Packaging Corp of America 50,593 5,661
Sealed Air Corp 71,485 2,697
Sonoco Products Co 23,883 1,446
Westrock Co 191,045 7,705
$ 42,139
Pipelines - 4.47%
AltaGas Ltd 625,819 9,282
Antero Midstream Corp 45,285 207
APA Group 2,041,270 15,207
BP Midstream Partners LP 15,971 233
Cheniere Energy Inc
(c)
307,570 18,621
Cheniere Energy Partners LP 2,739 106
Enbridge Inc 3,172 121
Enbridge Inc 947,903 35,895
Energy Transfer LP 493,263 5,825
Enterprise Products Partners LP 275,940 7,263
EQM Midstream Partners LP 31,242 724
Gibson Energy Inc 536,768 10,086
Kinder Morgan Inc/DE 269,460 5,284
Koninklijke Vopak NV 54,963 2,930
Magellan Midstream Partners LP 38,763 2,267
MPLX LP 86,979 2,057
NuStar Energy LP 10,041 283
ONEOK Inc 24,643 1,751
Pembina Pipeline Corp 305,989 10,684
Phillips 66 Partners LP 29,958 1,670
Plains All American Pipeline LP 109,426 1,904
Rattler Midstream LP 7,835 125
Shell Midstream Partners LP 37,554 738
Tallgrass Energy LP 12,901 231
Targa Resources Corp 15,204 555
TC Energy Corp 14,029 715
TC Energy Corp 287,576 14,549
Williams Cos Inc/The 1,307,013 29,695
$ 179,008
Real Estate - 1.05%
ADO Properties SA
(d)
47,661 1,857
Aroundtown SA 610,424 5,297
Entra ASA
(d)
290,789 4,414
Fabege AB 389,175 6,084
LEG Immobilien AG 20,700 2,337
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate (continued)
Mitsubishi Estate Co Ltd 486,400 $ 8,921
Mitsui Fudosan Co Ltd 182,270 4,539
New World Development Co Ltd 2,004,340 2,615
Pope Resources a Delaware LP 37,260 3,321
Tokyo Tatemono Co Ltd 180,300 2,745
$ 42,130
REITs - 9.15%
Alexandria Real Estate Equities Inc 94,453 15,350
Allied Properties Real Estate Investment Trust 88,500 3,558
American Homes 4 Rent 122,858 3,282
American Tower Corp 16,240 3,476
Americold Realty Trust 237,839 8,947
Apartment Investment & Management Co 132,463 7,123
AvalonBay Communities Inc 60,466 12,965
Boston Properties Inc 15,700 2,175
CatchMark Timber Trust Inc 277,495 3,294
CFE Capital S de RL de CV 9,677,952 13,820
Cousins Properties Inc 103,996 4,211
Crown Castle International Corp 116,498 15,571
CubeSmart 112,732 3,477
Daiwa Office Investment Corp 816 6,126
Dexus 714,492 5,904
EPR Properties 47,857 3,394
Equinix Inc 9,131 5,176
Essential Properties Realty Trust Inc 138,086 3,603
Essex Property Trust Inc 41,378 12,917
Frasers Logistics & Industrial Trust 3,111,651 2,845
Gecina SA 43,513 7,517
Goodman Group 1,428,807 14,309
Inmobiliaria Colonial Socimi SA 839,142 10,572
InterRent Real Estate Investment Trust 276,860 3,435
Invitation Homes Inc 489,518 14,945
Japan Hotel REIT Investment Corp 7,480 6,131
Japan Retail Fund Investment Corp 1,374 3,128
Kilroy Realty Corp 61,891 5,152
Link REIT 918,770 9,382
MCUBS MidCity Investment Corp 5,281 5,707
Merlin Properties Socimi SA 321,156 4,583
Minto Apartment Real Estate Investment Trust 392,842 6,784
Nippon Prologis REIT Inc
(c)
1,600 4,292
Physicians Realty Trust 193,507 3,713
PotlatchDeltic Corp 206,961 8,988
Prologis Inc 166,993 15,288
Rayonier Inc 413,984 12,680
Regency Centers Corp 109,952 7,151
Rexford Industrial Realty Inc 319,513 15,292
Segro PLC 788,471 9,107
Simon Property Group Inc 56,401 8,528
STORE Capital Corp 237,920 9,686
Summit Industrial Income REIT 199,847 1,932
Sunstone Hotel Investors Inc 177,180 2,481
UNITE Group PLC/The 465,405 7,521
United Urban Investment Corp 2,769 5,387
Warehouses De Pauw CVA 12,700 2,247
Welltower Inc 127,212 10,758
Weyerhaeuser Co 422,802 12,477
$ 366,387
Retail - 0.00%
Gymboree Corp/The
(c),(e),(f),(g)
17,842 9
Gymboree Holding Corp
(c),(f),(g)
48,577 24
$ 33
Software - 0.18%
Avaya Holdings Corp
(c)
118,091 1,508
InterXion Holding NV
(c)
66,217 5,631
$ 7,139
Storage & Warehousing - 0.10%
Safestore Holdings PLC 404,643 3,958
Telecommunications - 0.06%
Eutelsat Communications SA 156,005 2,559

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 0.15%
East Japan Railway Co 62,100 $ 5,715
Harvey Gulf
(c),(f),(g)
3,014 21
Harvey Gulf - Warrants
(c),(f),(g)
13,471 94
$ 5,830
Water - 3.10%
Aguas Andinas SA 33,036,417 13,317
American States Water Co 27,330 2,331
American Water Works Co Inc 126,676 15,332
Aqua America Inc 160,108 7,088
Beijing Enterprises Water Group Ltd
(c)
4,460,000 2,189
California Water Service Group 35,721 1,836
Cia de Saneamento Basico do Estado de Sao
Paulo ADR
253,586 3,393
Cia de Saneamento do Parana 208,940 4,513
Guangdong Investment Ltd 2,134,000 4,413
Middlesex Water Co 12,294 772
Pennon Group PLC 883,029 10,407
Severn Trent PLC 516,994 14,997
SJW Group 19,204 1,360
Suez 314,529 4,656
United Utilities Group PLC 2,637,201 29,103
Veolia Environnement SA 318,017 8,143
York Water Co/The 9,629 427
$ 124,277
TOTAL COMMON STOCKS $ 2,137,460
BONDS - 10.84%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 3.99%
Bank 2019-BNK19
1.10%, 08/15/2061
(h),(i)
$ 63,932 $ 4,934
2.26%, 08/15/2061 1,927 1,939
BBCMS 2018-TALL Mortgage Trust
2.49%, 03/15/2037
(d)
15,000 14,934
1.00 x 1 Month USD LIBOR + 0.72%
BBCMS 2019-BWAY Mortgage Trust
2.76%, 11/25/2034
(d)
11,500 11,422
1.00 x 1 Month USD LIBOR + 0.96%
BENCHMARK 2018-B1 Mortgage Trust
0.00%, 12/15/2072
(c),(h),(i),(j)
16,135 1,037
2.00%, 12/15/2072
(j)
3,269 3,268
Benchmark 2019-B12 Mortgage Trust
1.21%, 08/15/2052
(h),(i)
94,936 7,122
2.26%, 08/15/2052 2,882 2,896
BF 2019-NYT Mortgage Trust
2.97%, 11/15/2035
(d)
6,950 6,980
1.00 x 1 Month USD LIBOR + 1.20%
BHP Trust 2019-BXHP
2.74%, 08/15/2036
(d)
10,000 9,950
1.00 x 1 Month USD LIBOR + 0.98%
BX Commercial Mortgage Trust 2018-IND
2.52%, 11/15/2035
(d)
8,930 8,933
1.00 x 1 Month USD LIBOR + 0.75%
BX Commercial Mortgage Trust 2019-XL
2.69%, 10/15/2036
(d)
5,000 5,005
1.00 x 1 Month USD LIBOR + 0.92%
BX Trust
0.00%, 11/25/2028
(c),(d),(j)
2,500 2,500
1.00 x 1 Month USD LIBOR + 0.88%
BX Trust 2018-EXCL
2.85%, 09/15/2037
(d)
5,762 5,757
1.00 x 1 Month USD LIBOR + 1.09%
CGDB Commercial Mortgage Trust 2019-MOB
2.80%, 11/15/2036
(d)
6,500 6,500
1.00 x 1 Month USD LIBOR + 0.95%
Citigroup Commercial Mortgage Trust
2019-GC41
1.19%, 08/10/2056
(h),(i)
71,467 5,651
1.95%, 08/10/2056 3,851 3,847
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
COMM 2018-HCLV Mortgage Trust
2.77%, 09/15/2033
(d)
$ 10,120 $ 10,101
1.00 x 1 Month USD LIBOR + 1.00%
CORE 2019-CORE Mortgage Trust
2.65%, 12/15/2031
(d)
6,100 6,105
1.00 x 1 Month USD LIBOR + 0.88%
DBCG 2017-BBG Mortgage Trust
2.47%, 06/15/2034
(d)
3,840 3,833
1.00 x 1 Month USD LIBOR + 0.70%
Freddie Mac Multifamily Structured Pass
Through Certificates
1.10%, 05/25/2026
(h),(i)
73,727 4,039
1.44%, 07/25/2026
(h),(i)
12,100 878
GS Mortgage Securities Corp Trust 2018-HULA
2.69%, 07/15/2025
(d)
5,919 5,901
1.00 x 1 Month USD LIBOR + 0.92%
GS Mortgage Securities Corp Trust 2019-SMP
2.92%, 08/15/2032
(d)
4,000 4,000
1.00 x 1 Month USD LIBOR + 1.15%
GS Mortgage Securities Corp Trust 2019-SOHO
2.67%, 06/15/2036
(d)
3,000 3,000
1.00 x 1 Month USD LIBOR + 0.90%
J.P. Morgan Chase Commercial Mortgage
Securities Trust 2018-PHH
2.68%, 06/15/2035
(d)
11,144 11,148
1.00 x 1 Month USD LIBOR + 0.91%
JP Morgan Chase Commercial Mortgage
Securities Trust 2019-BKWD
2.77%, 09/15/2029
(d)
5,000 5,000
1.00 x 1 Month USD LIBOR + 1.00%
UBS-Barclays Commercial Mortgage Trust
2012-C3
3.09%, 08/10/2049 3,000 3,062
$ 159,742
Federal & Federally Sponsored Credit - 2.48%
Federal Farm Credit Banks Funding Corp
1.79%, 10/22/2020
(k)
10,000 10,001
1.81%, 04/21/2021
(k)
11,000 11,008
1 Month USD LIBOR + 0.09%
1.85%, 11/18/2021
(k)
21,000 20,992
1 Month USD LIBOR + 0.18%
1.89%, 08/19/2021
(k)
9,000 8,981
1.90%, 11/05/2021
(k)
39,500 39,518
1 Month USD LIBOR + 0.26%
2.10%, 06/24/2021
(k)
8,700 8,714
$ 99,214
Finance - Mortgage Loan/Banker - 3.41%
Fannie Mae
1.59%, 01/29/2021
(k)
14,700 14,686
United States Secured Overnight Financing
Rate + 0.04%
1.63%, 10/30/2020
(k)
24,000 23,994
United States Secured Overnight Financing
Rate + 0.15%
1.65%, 04/30/2020
(k)
8,800 8,801
United States Secured Overnight Financing
Rate + 0.10%
Federal Home Loan Bank Discount Notes
1.56%, 01/23/2020
(k),(l)
25,000 24,942
1.70%, 12/03/2019
(k),(l)
28,000 27,999
Federal Home Loan Banks
2.15%, 02/05/2021
(k)
10,000 10,002
Freddie Mac
2.00%, 08/19/2021
(k)
26,125 26,137
$ 136,561
Media - 0.07%
Clear Channel Communications
0.00%, 12/15/2019
(c),(f),(g)
523 —

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
iHeartCommunications Inc
8.38%, 05/01/2027 $ 2,601 $ 2,835
$ 2,835
Sovereign - 0.89%
French Republic Government Bond OAT
1.85%, 07/25/2027 EUR 1,378 1,891
Italy Buoni Poliennali Del Tesoro
1.30%, 05/15/2028
(d)
11,212 13,226
Japanese Government CPI Linked Bond
0.10%, 03/10/2027 JPY 488,294 4,597
0.10%, 03/10/2028 624,518 5,888
0.10%, 03/10/2029 714,318 6,734
New Zealand Government Inflation Linked Bond
2.62%, 09/20/2040 NZD 901 796
2.65%, 09/20/2035 3,001 2,530
$ 35,662
TOTAL BONDS $ 434,014
COMMODITY INDEXED STRUCTURED
NOTES - 0.43%
Principal
Amount (000's) Value (000's)
Banks - 0.43%
Royal Bank of Canada; Dow Jones - UBS
Commodity Index Linked Note
1.55%, 05/18/2020
(d),(i)
$ 21,700 17,208
TOTAL COMMODITY INDEXED STRUCTURED NOTES $ 17,208
CONVERTIBLE BONDS - 0.01%
Principal
Amount (000's) Value (000's)
Oil & Gas - 0.01%
Vantage Drilling International
1.00%, PIK 1.00%, 12/31/2030
(i),(m)
277 278
TOTAL CONVERTIBLE BONDS $ 278
SENIOR FLOATING RATE INTERESTS
- 13.80%
Principal
Amount (000's) Value (000's)
Advertising - 0.26%
Advantage Sales & Marketing Inc
4.95%, 07/23/2021
(n)
$ 1,266 $ 1,192
3 Month USD LIBOR + 3.25%
4.95%, 07/23/2021
(n)
430 404
3 Month USD LIBOR + 3.25%
Affinion Group Inc
5.70%, PIK 1.75%, 04/10/2024
(m),(n)
739 632
US LIBOR + 4.00%
CBS Outdoor
0.00%, 11/18/2026
(n),(o)
1,157 1,158
Checkout Holding Corp
2.72%, PIK 9.50%, 08/15/2023
(m),(n)
239 98
3 Month USD LIBOR + 1.00%
9.22%, 02/15/2023
(n)
182 143
3 Month USD LIBOR + 7.50%
Clear Channel Outdoor Holdings Inc
5.20%, 08/07/2026
(n)
5,870 5,886
1 Month USD LIBOR + 3.50%
Red Ventures LLC
4.70%, 11/08/2024
(n)
791 790
3 Month USD LIBOR + 3.00%
$ 10,303
Aerospace & Defense - 0.20%
Sequa Mezzanine Holdings LLC
6.90%, 10/28/2021
(n)
2,620 2,613
3 Month USD LIBOR + 5.00%
10.94%, 04/28/2022
(n)
1,304 1,265
3 Month USD LIBOR + 9.00%
TransDigm Inc
4.20%, 06/09/2023
(n)
3,228 3,228
3 Month USD LIBOR + 2.50%
4.20%, 05/30/2025
(n)
985 984
3 Month USD LIBOR + 2.50%
$ 8,090
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Airlines - 0.15%
Allegiant Travel Co
6.39%, 01/29/2024
(n)
$ 596 $ 598
3 Month USD LIBOR + 4.50%
American Airlines Inc
3.45%, 06/27/2025
(n)
303 300
3 Month USD LIBOR + 1.75%
3.70%, 04/28/2023
(n)
750 750
3 Month USD LIBOR + 2.00%
3.77%, 12/14/2023
(n)
1,646 1,646
3 Month USD LIBOR + 2.00%
Kestrel Bidco Inc
0.00%, 08/07/2026
(n),(o)
2,750 2,764
3 Month USD LIBOR + 3.00%
$ 6,058
Apparel - 0.02%
Champ Acquisition Corp
7.60%, 12/17/2025
(n)
989 968
3 Month USD LIBOR + 5.50%
Automobile Parts & Equipment - 0.09%
Panther BF Aggregator 2 LP
5.28%, 04/30/2026
(n)
3,500 3,498
3 Month USD LIBOR + 3.50%
Beverages - 0.04%
Jacobs Douwe Egberts International BV
3.81%, 10/23/2025
(n)
1,400 1,404
3 Month USD LIBOR + 2.00%
Biotechnology - 0.13%
Concordia International Corp
7.10%, 09/06/2024
(n)
5,602 5,191
US LIBOR + 5.50%
Building Materials - 0.08%
Quikrete Holdings Inc
4.45%, 11/03/2023
(n)
3,083 3,081
3 Month USD LIBOR + 2.75%
Chemicals - 0.02%
INEOS US Finance LLC
3.70%, 03/31/2024
(n)
236 235
3 Month USD LIBOR + 2.00%
Minerals Technologies Inc
4.75%, 05/09/2021
(n)
427 425
Tronox Finance LLC
4.61%, 09/13/2024
(n)
35 34
3 Month USD LIBOR + 3.00%
$ 694
Coal - 0.02%
Peabody Energy Corp
4.45%, 03/31/2025
(n)
1,074 900
3 Month USD LIBOR + 2.75%
Commercial Services - 0.58%
Atlantic Aviation FBO Inc
5.46%, 11/28/2025
(n)
744 750
3 Month USD LIBOR + 3.75%
Belron Finance
4.44%, 10/25/2026
(n)
1,000 1,002
US LIBOR + 2.50%
Concentra Inc
4.54%, 06/01/2022
(n)
2,576 2,575
1 Month USD LIBOR + 2.50%
Fly Funding
0.00%, 08/09/2025
(n),(o)
1,479 1,477
Garda World Security
6.66%, 10/23/2026
(n)
882 878
US LIBOR + 4.75%
PAREXEL International Corp
4.45%, 08/09/2024
(n)
2,387 2,302
3 Month USD LIBOR + 2.75%

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2019 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Refinitiv US Holdings Inc
5.51%, 10/01/2025
(n)
$ 2,480 $ 2,494
3 Month USD LIBOR + 3.75%
Syniverse Holdings Inc
6.85%, 02/09/2023
(n)
2,815 2,490
3 Month USD LIBOR + 5.00%
10.85%, 02/09/2024
(n)
2,350 1,614
3 Month USD LIBOR + 9.00%
Team Health Holdings Inc
4.45%, 02/06/2024
(n)
1,387 974
3 Month USD LIBOR + 2.75%
Trans Union LLC
3.45%, 11/13/2026
(n)
2,359 2,360
1 Month USD LIBOR + 1.75%
Verscend Holding Corp
6.20%, 08/08/2025
(n)
2,219 2,221
3 Month USD LIBOR + 4.50%
Wand NewCo 3 Inc
5.20%, 01/23/2026
(n)
998 1,001
3 Month USD LIBOR + 3.50%
WEX Inc
3.95%, 05/14/2026
(n)
915 918
3 Month USD LIBOR + 2.25%
$ 23,056
Computers - 0.62%
Dell International LLC
3.71%, 09/12/2025
(n)
6,595 6,629
1 Month USD LIBOR + 2.00%
Diebold Nixdorf Inc
11.00%, 08/31/2022
(n)
1,573 1,626
3 Month USD LIBOR + 9.25%
iQor US Inc
7.10%, 04/01/2021
(n)
1,515 1,309
3 Month USD LIBOR + 5.00%
McAfee LLC
5.45%, 09/30/2024
(n)
6,928 6,934
3 Month USD LIBOR + 3.75%
10.20%, 09/29/2025
(n)
656 658
3 Month USD LIBOR + 8.50%
NCR Corp
4.21%, 08/07/2026
(n)
1,000 1,001
1 Month USD LIBOR + 2.50%
NeuStar Inc
5.20%, 08/08/2024
(n)
801 748
3 Month USD LIBOR + 3.50%
Perforce Software Inc
6.20%, 07/01/2026
(n)
1,000 995
1 Month USD LIBOR + 4.50%
Tempo Acquisition LLC
4.79%, 05/01/2024
(n)
2,213 2,213
3 Month USD LIBOR + 3.00%
Western Digital Corp
3.45%, 04/29/2023
(n)
2,574 2,566
1 Month USD LIBOR + 1.75%
$ 24,679
Consumer Products - 0.05%
KIK Custom Products Inc
5.70%, 05/15/2023
(n)
2,125 2,044
3 Month USD LIBOR + 4.00%
Cosmetics & Personal Care - 0.18%
Coty Inc
3.26%, 04/05/2023
(n)
3,126 3,040
1 Month USD LIBOR + 1.50%
4.01%, 04/07/2025
(n)
199 192
3 Month USD LIBOR + 2.25%
Edgewell PCC
0.00%, 09/18/2026
(n),(o)
1,350 1,354
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Cosmetics & Personal Care (continued)
Revlon Consumer Products Corp
5.41%, 07/21/2023
(n)
$ 3,699 $ 2,695
1 Month USD LIBOR + 3.50%
$ 7,281
Distribution & Wholesale - 0.08%
Core & Main LP
4.67%, 08/01/2024
(n)
1,469 1,448
3 Month USD LIBOR + 3.00%
IAA Inc
4.00%, 05/22/2026
(n)
211 211
3 Month USD LIBOR + 2.25%
KAR Auction Services Inc
4.00%, 09/11/2026
(n)
280 282
1 Month USD LIBOR + 2.25%
Univar Solutions USA Inc/Washington
0.00%, 07/01/2026
(n),(o)
1,294 1,295
1 Month USD LIBOR + 2.00%
$ 3,236
Diversified Financial Services - 0.21%
Avolon TLB Borrower 1 US LLC
3.47%, 01/15/2025
(n)
3,502 3,514
3 Month USD LIBOR + 1.75%
Capital Automotive LP
4.21%, 03/21/2024
(n)
2,295 2,295
3 Month USD LIBOR + 2.50%
7.71%, 03/21/2025
(n)
2,039 2,041
3 Month USD LIBOR + 6.00%
Ditech Holding Corp
0.00%, 06/30/2022
(c),(n)
1,523 614
3 Month USD LIBOR + 6.00%
$ 8,464
Electric - 0.25%
Calpine Corp
4.20%, 08/12/2026
(n)
1,950 1,955
3 Month USD LIBOR + 2.50%
4.61%, 01/15/2024
(n)
833 835
3 Month USD LIBOR + 2.50%
Exgen Renewables IV LLC
5.13%, 11/28/2024
(n)
988 949
3 Month USD LIBOR + 3.00%
Pacific Gas & Electric Co
0.00%, 04/27/2022
(n),(o)
1,000 964
3 Month USD LIBOR + 1.28%
Vistra Operations Co LLC
3.52%, 12/31/2025
(n)
5,230 5,244
1 Month USD LIBOR + 1.75%
$ 9,947
Electrical Components & Equipment - 0.02%
Energizer Holdings Inc
4.06%, 12/17/2025
(n)
720 723
3 Month USD LIBOR + 2.25%
Electronics - 0.03%
TTM Technologies Inc
4.28%, 09/13/2024
(n)
1,307 1,309
3 Month USD LIBOR + 2.50%
Engineering & Construction - 0.06%
1199169 BC ULC
6.10%, 04/04/2026
(n)
699 701
3 Month USD LIBOR + 4.00%
Brand Industrial Services Inc
6.24%, 06/21/2024
(n)
381 373
3 Month USD LIBOR + 4.25%
Dynasty Acquisition Co Inc
6.10%, 04/04/2026
(n)
1,301 1,305
3 Month USD LIBOR + 4.00%
$ 2,379

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2019 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment - 0.89%
AMC Entertainment Holdings Inc
5.23%, 03/20/2026
(n)
$ 3,753 $ 3,766
3 Month USD LIBOR + 3.00%
CCM Merger Inc
3.95%, 08/08/2021
(n)
2,341 2,338
3 Month USD LIBOR + 2.25%
CEOC LLC
3.79%, 10/06/2024
(n)
1,638 1,640
3 Month USD LIBOR + 2.00%
Formula One Management Ltd
4.20%, 02/01/2024
(n)
5,952 5,904
3 Month USD LIBOR + 2.50%
Lions Gate Capital Holdings LLC
3.95%, 03/24/2025
(n)
527 513
3 Month USD LIBOR + 2.25%
Merlin Entertainment
0.00%, 10/16/2026
(n),(o)
1,414 1,424
Metro-Goldwyn-Mayer Inc
4.21%, 07/03/2025
(n)
1,485 1,470
3 Month USD LIBOR + 2.50%
6.21%, 07/03/2026
(n)
1,500 1,451
3 Month USD LIBOR + 4.50%
Nascar Holdings LLC
4.51%, 10/19/2026
(n)
1,676 1,686
3 Month USD LIBOR + 2.75%
PCI Gaming Authority
4.70%, 05/29/2026
(n)
1,810 1,820
3 Month USD LIBOR + 3.00%
Penn National Gaming Inc
3.95%, 08/14/2025
(n)
1,488 1,492
3 Month USD LIBOR + 2.25%
Scientific Games International Inc
4.45%, 08/14/2024
(n)
5,298 5,271
3 Month USD LIBOR + 2.75%
Stars Group Holdings BV
5.60%, 06/27/2025
(n)
4,952 4,971
3 Month USD LIBOR + 3.50%
William Morris Endeavor Entertainment LLC
4.55%, 05/16/2025
(n)
1,953 1,918
3 Month USD LIBOR + 2.75%
$ 35,664
Environmental Control - 0.13%
Advanced Disposal Services Inc
3.85%, 11/10/2023
(n)
3,207 3,212
3 Month USD LIBOR + 2.25%
GFL Environmental Inc
4.70%, 05/09/2025
(n)
1,990 1,968
3 Month USD LIBOR + 3.00%
$ 5,180
Food - 0.32%
Albertson's LLC
4.45%, 11/17/2025
(n)
2,758 2,774
3 Month USD LIBOR + 2.75%
Atkins Nutritionals
0.00%, 07/08/2024
(n),(o)
2,425 2,437
Bellring Brands LLC
6.70%, 10/10/2024
(n)
1,000 998
1 Month USD LIBOR + 5.00%
CHG PPC Parent LLC
4.45%, 03/30/2025
(n)
243 243
3 Month USD LIBOR + 2.75%
US Foods, Inc
3.45%, 06/27/2023
(n)
6,244 6,250
$ 12,702
Food Service - 0.02%
8th Avenue Food & Provisions Inc
5.51%, 09/19/2025
(n)
893 894
3 Month USD LIBOR + 3.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products - 0.16%
Carestream Health Inc
7.54%, 02/28/2021
(n)
$ 1,938 $ 1,879
3 Month USD LIBOR + 5.75%
11.20%, 06/07/2021
(n)
570 538
3 Month USD LIBOR + 9.50%
CPI Holdco LLC
5.95%, 10/28/2026
(n)
1,550 1,546
1 Month USD LIBOR + 4.25%
MedPlast Holdings Inc
5.85%, 07/02/2025
(n)
1,336 1,246
3 Month USD LIBOR + 3.75%
Vyaire Medical Inc
6.84%, 04/11/2025
(n)
1,440 1,270
3 Month USD LIBOR + 4.75%
$ 6,479
Healthcare - Services - 1.07%
AHP Health Partners Inc
6.20%, 06/16/2025
(n)
1,434 1,434
3 Month USD LIBOR + 4.50%
Air Medical Group Holdings Inc
4.97%, 04/28/2022
(n)
2,554 2,406
3 Month USD LIBOR + 3.25%
Air Methods Corp
5.60%, 04/12/2024
(n)
1,414 1,166
3 Month USD LIBOR + 3.50%
BW NHHC Holdco Inc
6.91%, 05/15/2025
(n)
505 379
3 Month USD LIBOR + 5.00%
Catalent Pharma Solutions Inc
3.95%, 05/08/2026
(n)
995 995
3 Month USD LIBOR + 2.25%
DaVita Inc
3.95%, 08/07/2026
(n)
2,000 2,009
3 Month USD LIBOR + 2.25%
Envision Healthcare Corp
5.45%, 10/10/2025
(n)
2,506 1,964
3 Month USD LIBOR + 3.75%
Gentiva Health Services Inc
5.50%, 07/02/2025
(n)
3,871 3,883
3 Month USD LIBOR + 3.75%
HCA Inc
3.45%, 03/13/2025
(n)
3,085 3,097
US LIBOR + 1.75%
3.45%, 03/17/2026
(n)
2,606 2,615
US LIBOR + 1.75%
Heartland Dental LLC
5.54%, 04/18/2025
(n)
112 109
3 Month USD LIBOR + 3.75%
5.57%, 04/30/2025
(n)
8 7
3 Month USD LIBOR + 3.75%
Jaguar Holding Co II
4.20%, 08/18/2022
(n)
6,615 6,621
3 Month USD LIBOR + 2.50%
MMM Holdings
0.00%, 10/30/2026
(n),(o)
1,250 1,200
New Millennium Holdco Inc
8.20%, 12/21/2020
(n)
736 346
3 Month USD LIBOR + 6.50%
Phoenix Guarantor Inc
6.27%, 03/05/2026
(n)
2,129 2,138
3 Month USD LIBOR + 4.50%
Quorum Health Corp
8.68%, 04/29/2022
(n)
367 347
3 Month USD LIBOR + 6.75%
RegionalCare Hospital Partners Holdings Inc
6.20%, 11/14/2025
(n)
7,517 7,556
3 Month USD LIBOR + 4.50%

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2019 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Select Medical Corp
4.58%, 03/06/2025
(n)
$ 3,294 $ 3,278
3 Month USD LIBOR + 2.50%
Syneos Health Inc
3.70%, 08/01/2024
(n)
1,362 1,363
3 Month USD LIBOR + 2.00%
$ 42,913
Holding Companies - Diversified - 0.06%
Travelport Finance Luxembourg Sarl
7.10%, 03/18/2026
(n)
2,500 2,275
3 Month USD LIBOR + 5.00%
Insurance - 0.14%
Acrisure LLC
6.35%, 11/20/2023
(n)
968 960
3 Month USD LIBOR + 4.25%
Alliant Holdings Intermediate LLC
4.70%, 05/09/2025
(n)
2,187 2,162
3 Month USD LIBOR + 3.00%
HUB International Ltd
4.69%, 04/25/2025
(n)
2,044 2,014
3 Month USD LIBOR + 3.00%
5.90%, 04/25/2025
(n)
575 576
1 Month USD LIBOR + 4.00%
$ 5,712
Internet - 0.14%
Ancestry.com Operations Inc
5.46%, 10/19/2023
(n)
1,834 1,766
1 Month USD LIBOR + 3.75%
ProQuest LLC
5.20%, 10/16/2026
(n)
1,200 1,203
3 Month USD LIBOR + 3.50%
Uber Technologies Inc
5.30%, 07/13/2023
(n)
1,907 1,857
3 Month USD LIBOR + 3.50%
5.76%, 04/04/2025
(n)
753 731
3 Month USD LIBOR + 4.00%
$ 5,557
Investment Companies - 0.12%
Abe Investment Holdings Inc
6.25%, 02/13/2026
(n)
1,734 1,669
3 Month USD LIBOR + 4.50%
RPI Finance Trust
3.70%, 03/27/2023
(n)
3,020 3,037
3 Month USD LIBOR + 2.00%
$ 4,706
Leisure Products & Services - 0.31%
Alterra Mountain Co
4.54%, 07/31/2024
(n)
2,552 2,556
1 Month USD LIBOR + 2.75%
Callaway Golf Co
6.26%, 12/17/2025
(n)
1,399 1,411
3 Month USD LIBOR + 4.50%
ClubCorp Holdings Inc
4.85%, 08/16/2024
(n)
1,137 1,036
3 Month USD LIBOR + 2.75%
Equinox Holdings Inc
4.70%, 03/08/2024
(n)
1,771 1,764
3 Month USD LIBOR + 3.00%
Fitness International LLC
4.20%, 04/18/2023
(n)
1,640 1,621
3 Month USD LIBOR + 2.50%
Life Time Inc
4.66%, 06/10/2022
(n)
3,036 3,036
3 Month USD LIBOR + 2.75%
Sabre GLBL Inc
3.70%, 02/22/2024
(n)
960 962
3 Month USD LIBOR + 2.00%
$ 12,386
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Lodging - 0.36%
Boyd Gaming Corp
3.85%, 09/15/2023
(n)
$ 3,618 $ 3,623
3 Month USD LIBOR + 2.25%
Caesars Resort Collection LLC
4.45%, 12/22/2024
(n)
4,952 4,912
3 Month USD LIBOR + 2.75%
CityCenter Holdings LLC
3.95%, 04/18/2024
(n)
2,507 2,510
3 Month USD LIBOR + 2.25%
Hilton Worldwide Finance LLC
3.46%, 06/18/2026
(n)
1,829 1,837
3 Month USD LIBOR + 1.75%
Wyndham Hotels & Resorts Inc
3.45%, 05/30/2025
(n)
1,483 1,488
3 Month USD LIBOR + 1.75%
$ 14,370
Machinery - Construction & Mining - 0.05%
North American Lifting Holdings Inc
6.60%, 11/27/2020
(n)
2,508 2,059
3 Month USD LIBOR + 4.50%
Machinery - Diversified - 0.20%
Altra Industrial Motion Corp
3.83%, 09/26/2025
(n)
439 438
3 Month USD LIBOR + 2.00%
Columbus McKinnon Corp/NY
4.60%, 01/31/2024
(n)
1,074 1,078
3 Month USD LIBOR + 2.50%
Gardner Denver Inc
4.45%, 07/30/2024
(n)
3,367 3,377
3 Month USD LIBOR + 2.75%
NN Inc
4.95%, 03/26/2021
(n)
1,573 1,520
3 Month USD LIBOR + 3.25%
5.45%, 10/19/2022
(n)
660 640
3 Month USD LIBOR + 3.75%
RBS Global Inc
3.47%, 08/21/2024
(n)
1,114 1,116
1 Month USD LIBOR + 1.75%
$ 8,169
Media - 1.09%
Altice Financing SA
4.52%, 07/15/2025
(n)
1,930 1,880
3 Month USD LIBOR + 2.75%
Charter Communications Operating LLC
3.45%, 02/01/2027
(n)
5,923 5,947
1 Month USD LIBOR + 1.75%
CSC Holdings LLC
4.01%, 07/17/2025
(n)
499 497
3 Month USD LIBOR + 2.25%
4.33%, 04/27/2027
(n)
1,481 1,482
1 Month USD LIBOR + 2.50%
Cumulus Media New Holdings Inc
5.45%, 03/18/2026
(n)
1,334 1,340
1 Month USD LIBOR + 3.75%
Entercom Media Corp
4.45%, 11/17/2024
(n)
1,246 1,252
3 Month USD LIBOR + 2.75%
EW Scripps Co/The
4.45%, 04/03/2026
(n)
2,488 2,495
3 Month USD LIBOR + 2.75%
Gray Television Inc
4.03%, 02/02/2024
(n)
2,053 2,054
3 Month USD LIBOR + 2.25%
4.28%, 11/02/2025
(n)
691 693
3 Month USD LIBOR + 2.50%
Houghton Mifflin
0.00%, 11/19/2024
(n),(o)
1,500 1,447

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2019 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
iHeartCommunications Inc
5.78%, 05/01/2026
(n)
$ 5,758 $ 5,791
3 Month USD LIBOR + 4.00%
LCPR Loan Financing LLC
6.77%, 10/22/2026
(n)
1,815 1,829
1 Month USD LIBOR + 5.00%
McGraw-Hill Global Education Holdings LLC
5.70%, 05/04/2022
(n)
2,762 2,516
3 Month USD LIBOR + 4.00%
Mediacom Illinois LLC
3.34%, 02/15/2024
(n)
478 480
3 Month USD LIBOR + 1.75%
Meredith Corp
4.45%, 01/31/2025
(n)
1,891 1,899
3 Month USD LIBOR + 2.75%
Midcontinent Communications
4.01%, 07/29/2026
(n)
1,200 1,207
3 Month USD LIBOR + 2.25%
Mission Broadcasting Inc
4.03%, 01/17/2024
(n)
402 402
3 Month USD LIBOR + 2.25%
Nexstar Broadcasting Inc
3.95%, 01/17/2024
(n)
2,021 2,023
3 Month USD LIBOR + 2.25%
4.45%, 09/21/2026
(n)
1,000 1,004
1 Month USD LIBOR + 2.75%
Nielsen Finance LLC
3.76%, 10/04/2023
(n)
1,935 1,929
3 Month USD LIBOR + 2.00%
Sinclair Television Group Inc
3.96%, 01/03/2024
(n)
2,481 2,485
3 Month USD LIBOR + 2.25%
4.27%, 07/17/2026
(n)
1,000 1,001
1 Month USD LIBOR + 2.50%
Ziggo BV
4.27%, 04/15/2025
(n)
2,150 2,146
US LIBOR + 2.50%
$ 43,799
Mining - 0.00%
Covia Holdings Corp
6.04%, 04/09/2025
(n)
218 152
3 Month USD LIBOR + 3.75%
Miscellaneous Manufacturers - 0.06%
Gates Global LLC
4.45%, 03/31/2024
(n)
2,248 2,240
3 Month USD LIBOR + 2.75%
Oil & Gas - 0.31%
California Resources Corp
6.46%, 11/14/2022
(n)
4,000 3,356
US LIBOR + 4.75%
12.08%, 12/31/2021
(n)
1,397 807
US LIBOR + 10.37%
Delek US Holdings Inc
4.04%, 03/14/2025
(n)
1,492 1,472
3 Month USD LIBOR + 2.25%
Fieldwood Energy LLC
7.18%, 04/11/2022
(n)
5,029 4,052
3 Month USD LIBOR + 5.25%
9.18%, 04/11/2023
(n)
2,651 1,390
3 Month USD LIBOR + 7.25%
Gulf Finance LLC
7.16%, 08/17/2023
(n)
1,500 1,129
3 Month USD LIBOR + 5.25%
$ 12,206
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers - 0.29%
Berry Global Inc
3.76%, 01/19/2024
(n)
$ 1,448 $ 1,452
1 Month USD LIBOR + 2.00%
4.26%, 05/15/2026
(n)
3,192 3,205
1 Month USD LIBOR + 2.50%
Reynolds Group Holdings Inc
4.45%, 02/05/2023
(n)
5,834 5,841
3 Month USD LIBOR + 2.75%
Sabert Corp
0.00%, 11/26/2026
(n),(o)
1,000 996
$ 11,494
Pharmaceuticals - 0.50%
Bausch Health Americas Inc
4.52%, 11/14/2025
(n)
3,957 3,971
3 Month USD LIBOR + 2.75%
4.77%, 05/19/2025
(n)
5,196 5,217
3 Month USD LIBOR + 3.00%
Change Healthcare Holdings LLC
4.23%, 03/01/2024
(n)
6,551 6,546
1 Month USD LIBOR + 2.50%
Grifols Worldwide Operations USA Inc
4.13%, 11/08/2027
(n)
3,733 3,753
1 Month USD LIBOR + 2.00%
Mallinckrodt International Finance SA
4.85%, 09/24/2024
(n)
214 167
3 Month USD LIBOR + 2.75%
4.91%, 02/24/2025
(n)
298 231
3 Month USD LIBOR + 3.00%
Vizient Inc
4.45%, 05/17/2026
(n)
221 222
3 Month USD LIBOR + 2.50%
$ 20,107
Pipelines - 0.16%
BCP Renaissance Parent LLC
5.36%, 10/31/2024
(n)
1,436 1,245
3 Month USD LIBOR + 3.50%
Blackstone CQP Holdco LP
5.66%, 09/30/2024
(n)
1,546 1,544
3 Month USD LIBOR + 3.50%
Buckeye Partners LP
4.53%, 11/15/2026
(n)
2,350 2,368
1 Month USD LIBOR + 2.75%
Traverse Midstream Partners LLC
5.71%, 09/21/2024
(n)
1,469 1,266
3 Month USD LIBOR + 4.00%
$ 6,423
Real Estate - 0.12%
Brookfield Retail Holdings VII Sub 3 LLC
3.95%, 08/28/2023
(n)
4,016 3,968
3 Month USD LIBOR + 2.25%
Realogy Group LLC
3.96%, 02/08/2025
(n)
968 933
3 Month USD LIBOR + 2.25%
$ 4,901
REITs - 0.21%
Blackstone Mortgage Trust Inc
3.98%, 04/23/2026
(n)
1,496 1,498
1 Month USD LIBOR + 2.25%
MGM Growth Properties Operating Partnership
LP
0.00%, 03/21/2025
(n),(o)
1,646 1,649
3 Month USD LIBOR + 2.00%
Uniti Group LP
6.70%, 10/24/2022
(n)
5,409 5,215
1 Month USD LIBOR + 5.00%
$ 8,362

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2019 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail - 0.69%
1011778 BC ULC
3.45%, 11/14/2026
(n)
$ 8,321 $ 8,317
1 Month USD LIBOR + 1.75%
Academy Ltd
5.78%, 07/01/2022
(n)
1,830 1,358
3 Month USD LIBOR + 4.00%
Belk Inc
8.80%, 07/31/2025
(n)
2,954 2,204
1 Month USD LIBOR + 6.75%
BJ's Wholesale Club Inc
4.51%, 02/03/2024
(n)
1,087 1,089
1 Month USD LIBOR + 2.75%
Carrols Restaurant Group Inc
4.96%, 04/03/2026
(n)
1,995 1,940
3 Month USD LIBOR + 3.25%
EG America LLC
6.10%, 02/07/2025
(n)
1,231 1,197
3 Month USD LIBOR + 4.00%
IRB Holding Corp
5.21%, 01/17/2025
(n)
246 246
3 Month USD LIBOR + 3.25%
Petco Animal Supplies Inc
5.18%, 01/26/2023
(n)
1,224 965
3 Month USD LIBOR + 3.25%
PetSmart Inc
5.77%, 03/11/2022
(n)
6,819 6,636
3 Month USD LIBOR + 4.00%
Serta Simmons Bedding LLC
5.26%, 10/20/2023
(n)
2,129 1,241
3 Month USD LIBOR + 3.50%
9.72%, 11/08/2024
(n)
470 134
3 Month USD LIBOR + 8.00%
SRS Distribution Inc
4.95%, 05/19/2025
(n)
1,155 1,134
3 Month USD LIBOR + 3.25%
Whatabrands LLC
5.03%, 07/31/2026
(n)
1,150 1,153
3 Month USD LIBOR + 3.25%
$ 27,614
Semiconductors - 0.05%
Bright Bidco BV
5.47%, 06/30/2024
(n)
933 441
3 Month USD LIBOR + 3.50%
Microchip Technology Inc
3.71%, 05/29/2025
(n)
575 574
3 Month USD LIBOR + 2.00%
MKS Instruments Inc
3.45%, 02/26/2026
(n)
707 707
1 Month USD LIBOR + 1.75%
ON Semiconductor Corp
3.70%, 09/16/2026
(n)
263 264
1 Month USD LIBOR + 2.00%
$ 1,986
Software - 1.93%
Blackboard Inc
7.91%, 06/30/2024
(n)
3,000 2,828
1 Month USD LIBOR + 6.00%
Boxer Parent Co Inc
5.95%, 10/02/2025
(n)
4,130 3,970
3 Month USD LIBOR + 4.25%
Camelot Finance SA
4.95%, 10/28/2026
(n)
1,211 1,214
1 Month USD LIBOR + 3.25%
Cengage Learning Inc
5.95%, 06/07/2023
(n)
5,281 4,822
3 Month USD LIBOR + 4.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Ceridian HCM Holding Inc
4.70%, 04/04/2025
(n)
$ 1,533 $ 1,535
3 Month USD LIBOR + 3.00%
Compuware Corp
5.70%, 08/08/2025
(n)
994 998
1 Month USD LIBOR + 4.00%
DiscoverOrg LLC
6.20%, 02/02/2026
(n)
1,496 1,487
3 Month USD LIBOR + 4.50%
DTI Holdco Inc
6.68%, 10/02/2023
(n)
799 736
3 Month USD LIBOR + 4.75%
Dun & Bradstreet Corp/The
6.70%, 02/06/2026
(n)
1,000 1,005
3 Month USD LIBOR + 5.00%
Dynatrace LLC
4.45%, 08/08/2025
(n)
641 643
1 Month USD LIBOR + 2.75%
Epicor Software Corp
4.96%, 05/12/2022
(n)
4,508 4,508
3 Month USD LIBOR + 3.25%
Evergreen Skills Lux Sarl
6.95%, 04/23/2021
(n)
5,028 3,849
3 Month USD LIBOR + 4.75%
10.45%, 04/28/2022
(n)
804 230
3 Month USD LIBOR + 8.25%
Finastra USA Inc
5.71%, 06/13/2024
(n)
4,348 4,248
3 Month USD LIBOR + 3.50%
9.45%, 04/28/2025
(n)
200 193
3 Month USD LIBOR + 7.25%
Greeneden US Holdings II LLC
5.01%, 12/01/2023
(n)
3,578 3,561
3 Month USD LIBOR + 3.25%
Greenway Health LLC
5.85%, 02/16/2024
(n)
449 393
3 Month USD LIBOR + 4.25%
Infor US Inc
4.85%, 02/01/2022
(n)
5,153 5,158
3 Month USD LIBOR + 2.75%
Informatica LLC
4.95%, 08/05/2022
(n)
3,473 3,475
3 Month USD LIBOR + 3.25%
Kronos Inc/MA
4.91%, 11/01/2023
(n)
1,506 1,505
3 Month USD LIBOR + 3.00%
MA FinanceCo LLC
4.20%, 06/21/2024
(n)
598 594
3 Month USD LIBOR + 2.50%
Project Boost Purchaser LLC
5.20%, 05/22/2026
(n)
1,750 1,733
3 Month USD LIBOR + 3.50%
Rackspace Hosting Inc
4.90%, 11/03/2023
(n)
5,753 5,388
3 Month USD LIBOR + 3.00%
RP Crown Parent LLC
4.45%, 10/12/2023
(n)
1,928 1,927
3 Month USD LIBOR + 2.75%
Seattle SpinCo Inc
4.20%, 06/21/2024
(n)
4,039 4,013
3 Month USD LIBOR + 2.50%
Sophia LP
5.35%, 09/30/2022
(n)
3,212 3,213
3 Month USD LIBOR + 3.25%
SS&C European Holdings Sarl
3.95%, 04/16/2025
(n)
1,194 1,200
3 Month USD LIBOR + 2.25%

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2019 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
SS&C Technologies Inc
3.95%, 04/16/2025
(n)
$ 1,835 $ 1,843
3 Month USD LIBOR + 2.25%
3.95%, 04/16/2025
(n)
2,475 2,486
3 Month USD LIBOR + 2.25%
TIBCO Software Inc
5.79%, 06/12/2026
(n)
4,183 4,194
1 Month USD LIBOR + 4.00%
Ultimate Software Group Inc/The
5.45%, 05/03/2026
(n)
2,250 2,260
3 Month USD LIBOR + 3.75%
Zelis Payments Buyer Inc
6.54%, 09/25/2026
(n)
2,250 2,247
1 Month USD LIBOR + 4.75%
$ 77,456
Telecommunications - 1.17%
Altice France SA/France
5.77%, 08/14/2026
(n)
3,960 3,927
3 Month USD LIBOR + 4.00%
Avaya Inc
6.02%, 12/16/2024
(n)
4,342 4,134
3 Month USD LIBOR + 4.25%
CenturyLink Inc
4.45%, 11/01/2022
(n)
1,369 1,372
3 Month USD LIBOR + 2.75%
4.45%, 01/31/2025
(n)
5,809 5,805
3 Month USD LIBOR + 2.75%
CommScope Inc
4.95%, 02/06/2026
(n)
1,192 1,183
3 Month USD LIBOR + 3.25%
Connect Finco SARL
0.00%, 09/23/2026
(n),(o)
1,875 1,865
1 Month USD LIBOR + 4.50%
Consolidated Communications Inc
4.71%, 10/05/2023
(n)
339 313
3 Month USD LIBOR + 3.00%
Frontier Communications Corp
5.54%, 06/15/2024
(n)
3,286 3,272
3 Month USD LIBOR + 3.75%
Intelsat Jackson Holdings SA
5.68%, 11/27/2023
(n)
6,176 6,076
1 Month USD LIBOR + 3.75%
6.63%, 01/15/2024
(n)
2,425 2,418
Iridium Satellite LLC
5.45%, 10/16/2026
(n)
2,300 2,322
1 Month USD LIBOR + 3.75%
Level 3 Financing Inc, Term Loan B
4.04%, 02/17/2024
(n)
1,012 1,011
3 Month USD LIBOR + 2.25%
Maxar Technologies Ltd
4.85%, 10/05/2024
(n)
1,894 1,677
3 Month USD LIBOR + 2.75%
MLN US Holdco LLC
0.00%, 11/30/2025
(n),(o)
750 657
US LIBOR + 4.50%
Plantronics Inc
4.20%, 06/02/2025
(n)
1,544 1,459
3 Month USD LIBOR + 2.50%
Sprint Communications Inc
4.25%, 02/02/2024
(n)
4,326 4,277
3 Month USD LIBOR + 2.50%
4.75%, 02/02/2024
(n)
2,481 2,468
3 Month USD LIBOR + 3.00%
West Corp
5.43%, 10/10/2024
(n)
338 268
3 Month USD LIBOR + 3.50%
5.93%, 10/10/2024
(n)
1,055 851
3 Month USD LIBOR + 4.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Windstream Services LLC
0.00%, 03/29/2021
(n),(o)
$ 400 $ 379
3 Month USD LIBOR + 4.00%
4.21%, 03/08/2021
(n)
1,000 999
3 Month USD LIBOR + 2.50%
$ 46,733
Transportation - 0.16%
CEVA Logistics Finance BV
7.10%, 08/04/2025
(n)
739 617
3 Month USD LIBOR + 5.00%
Commercial Barge Line Co
10.68%, 11/12/2020
(n)
519 260
3 Month USD LIBOR + 8.75%
Genesee & Wyoming
0.00%, 11/06/2026
(n),(o)
2,000 2,013
HGIM Corp
8.03%, 07/02/2023
(n)
1,282 997
3 Month USD LIBOR + 6.00%
Savage Enterprises LLC
5.77%, 08/01/2025
(n)
1,432 1,445
3 Month USD LIBOR + 4.00%
XPO Logistics Inc
3.70%, 02/24/2025
(n)
1,144 1,147
3 Month USD LIBOR + 2.00%
$ 6,479
TOTAL SENIOR FLOATING RATE INTERESTS $ 552,323
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 18.90%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 3.23%
1.13%, 03/31/2020
(k)
$ 15,000 $ 14,973
1.13%, 04/30/2020 2,000 1,996
1.38%, 05/31/2020
(k)
19,200 19,172
1.68%, 01/31/2021
(k),(p)
13,500 13,494
US Treasury 3 Month Bill Money Market
Yield + 0.23%
1.71%, 04/30/2021
(k),(q)
15,000 14,989
US Treasury 3 Month Bill Money Market
Yield + 0.28%
1.79%, 07/31/2021
(k),(p)
24,600 24,608
US Treasury 3 Month Bill Money Market
Yield + 0.22%
1.85%, 10/31/2021
(k)
9,000 9,009
US Treasury 3 Month Bill Money Market
Yield + 0.30%
2.25%, 03/31/2020
(k)
6,000 6,011
2.50%, 05/31/2020
(k)
10,000 10,040
2.50%, 06/30/2020
(k)
15,000 15,072
$ 129,364
U.S. Treasury Bill - 2.75%
1.64%, 12/10/2019
(k),(l)
19,000 18,994
1.64%, 04/09/2020
(l)
42,500 42,261
1.83%, 02/13/2020
(l)
15,000 14,953
1.87%, 03/12/2020
(l)
16,000 15,930
2.02%, 01/09/2020
(k),(l)
17,800 17,770
$ 109,908
U.S. Treasury Inflation-Indexed Obligations - 12.92%
0.13%, 01/15/2022 22,425 22,291
0.13%, 04/15/2022 15,327 15,214
0.13%, 07/15/2022 25,204 25,161
0.13%, 01/15/2023 15,016 14,925
0.13%, 07/15/2024 18,941 18,931
0.13%, 07/15/2026 24,939 24,901
0.25%, 01/15/2025 24,697 24,759
0.25%, 07/15/2029 16,181 16,305
0.38%, 07/15/2023 20,396 20,561
0.38%, 07/15/2025 25,350 25,681
0.38%, 01/15/2027 17,899 18,108
0.38%, 07/15/2027 18,080 18,375

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2019 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Inflation-Indexed Obligations (continued)
0.50%, 01/15/2028 $ 22,110 $ 22,628
0.63%, 07/15/2021 5,112 5,146
0.63%, 04/15/2023 18,536 18,716
0.63%, 01/15/2024 17,387 17,661
0.63%, 01/15/2026 27,703 28,412
0.63%, 02/15/2043 10,956 11,282
0.75%, 07/15/2028 17,740 18,616
0.75%, 02/15/2042 8,751 9,246
0.75%, 02/15/2045 11,129 11,761
0.88%, 01/15/2029
(q)
35,184 37,314
0.88%, 02/15/2047 7,866 8,584
1.00%, 02/15/2046 7,478 8,378
1.00%, 02/15/2048 7,955 8,967
1.00%, 02/15/2049 9,153 10,378
1.38%, 02/15/2044 5,976 7,176
1.75%, 01/15/2028 3,137 3,518
2.00%, 01/15/2026 7,821 8,661
2.13%, 02/15/2040 2,966 3,927
2.13%, 02/15/2041 4,996 6,677
2.38%, 01/15/2025 2,333 2,588
2.38%, 01/15/2027 7,335 8,451
2.50%, 01/15/2029 4,211 5,073
3.38%, 04/15/2032 3,249 4,464
3.63%, 04/15/2028 3,583 4,583
$ 517,419
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 756,691
TOTAL PURCHASED OPTIONS - 0.01% $ 381
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.05% $ 2,024
TOTAL PURCHASED CAPPED OPTIONS - 0.00% 16
Total Investments $ 4,031,257
Other Assets and Liabilities -  (0.70)% (28,004)
TOTAL NET ASSETS - 100.00% $ 4,003,253
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $195,077 or 4.87% of net assets.
(e) Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(f) The value of these investments was determined using significant unobservable inputs.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $443 or 0.01%
of net assets.
(h) Security is an Interest Only Strip.
(i) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(j) Security purchased on a when-issued basis.
(k) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.
(l) Rate shown is the discount rate of the original purchase.
(m) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(o) This Senior Floating Rate Note will settle after November 30, 2019, at which time the interest rate will be determined.
(p) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $25,599 or 0.64% of net assets.
(q) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $5,689 or 0.14% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Government 25.68%
Utilities 13.33%
Energy 11.83%
Financial 11.43%
Basic Materials 8.62%
Industrial 6.78%
Consumer, Non-cyclical 6.51%
Mortgage Securities 3.99%
Consumer, Cyclical 3.40%
Money Market Funds 3.05%
Communications 2.96%
Technology 2.78%
Investment Companies 0.22%
Diversified 0.06%
Purchased Interest Rate Swaptions 0.05%
Purchased Options 0.01%
Purchased Capped Options 0.00%
Other Assets and Liabilities
(0.70)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2019 Purchases Sales November 30, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.52% $ 115,751 $ 785,118 $ 778,784 $ 122,085
$ 115,751 $ 785,118 $ 778,784 $ 122,085
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.52% $ 589 $ — $ — $ —
$ 589 $ — $ — $ —
Amounts in thousands.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Fieldwood Energy LLC 04/05/2018 $ 273 $ 253 0.01%
Gymboree Corp/The 08/18/2017 223 9 0.00%
Millennium Health LLC 12/21/2015 206 — 0.00%

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2019 (unaudited)
See accompanying notes.

Restricted Securities (continued)
Security Name Acquisition Date Cost Value Percent of Net Assets
Millennium Health LLC 03/15/2016 $ — $ 23 0.00%
Millennium Health LLC 03/15/2016 — 19 0.00%
Total $ 304 0.01%
Amounts in thousands.
Purchased Capped Options
Description Counterparty Range
Pay/
Receive
Floating
Rate
Notional
Amount Exercise Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 5Y-30Y CMS Index Cap JPMorgan Chase Max (0, 5Y CMS-0.30%) Pay $ 5,395 0.30% 01/08/2020 $ 3 $ 1 $ (2)
Call - 5Y-30Y CMS Index Floor Deutsche Bank
AG
Max (0, 5Y CMS-0.35%) Receive 8,300 0.35% 07/09/2020 6 4 (2)
Call - 5Y-30Y CMS Index Floor JPMorgan Chase Max (0, 5Y CMS-0.40%) Receive 8,190 0.40% 06/30/2020 7 9 2
Put - 5Y-30Y CMS Index Cap Morgan Stanley
& Co
Max (0, 5Y CMS-0.37%) Pay 7,850 0.37% 02/13/2020 6 2 (4)
Total $ 22 $ 16 $ (6)
Written Capped Options
Description Counterparty Range
Pay/
Receive
Floating
Rate
Notional
Amount Exercise Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 5Y-30Y CMS Index Cap Morgan Stanley
& Co
Max (0, 5Y CMS-0.47%) Receive $ 7,850 0.47% 02/13/2020 $ (2) $ — $ 2
Put - 5Y-30Y CMS Index Cap JPMorgan Chase Max (0, 5Y CMS-0.40%) Receive 5,395 0.40% 01/08/2020 (1) — 1
Put - 5Y-30Y CMS Index Floor Deutsche Bank
AG
Max (0, 5Y CMS-0.25%) Pay 16,610 0.25% 07/09/2020 (8) (2) 6
Put - 5Y-30Y CMS Index Floor JPMorgan Chase Max (0, 5Y CMS-0.30%) Pay 16,380 0.30% 06/30/2020 (9) (8) 1
Total $ (20) $ (10) $ 10
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - NZD versus USD Barclays Bank PLC 1 NZD 12,290 NZD 0.65 01/20/2020 $ 42 $ 30 $ (12)
Put - EUR versus USD JPMorgan Chase 1 EUR 15,380 EUR 1.10 07/20/2020 163 165 2
Call - 90 Day Eurodollar Future;
December 2021
N/A 186 $ 465 $ 99.75 12/14/2021 33 20 (13)
Call - 90 Day Eurodollar Future;
March 2020
N/A 122 $ 305 $ 97.75 03/17/2020 21 162 141
Call - 90 Day Eurodollar Future;
March 2022
N/A 60 $ 150 $ 99.00 01/13/2020 10 1 (9)
Put - Euro Bund 10 Year Bund
Future; March 2020
N/A 6 EUR 6 EUR 171.00 12/23/2019 4 1 (3)
Put - US 10 Year Note Future;
March 2020
N/A 13 $ 13 $ 128.00 12/30/2019 9 2 (7)
Total $ 282 $ 381 $ 99
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - GBP versus USD Deutsche Bank AG 1 GBP 3,790 GBP 1.35 05/04/2020 $ (49) $ (40) $ 9
Call - USD versus NOK TD Bank Financial Group 1 $ 1,970 $ 9.25 12/19/2019 (8) (11) (3)
Call - 90 Day Eurodollar Future;
December 2021
N/A 93 $ 233 $ 99.38 12/14/2021 (40) (24) 16
Call - 90 Day Eurodollar Future;
March 2020
N/A 122 $ 305 $ 97.88 03/17/2020 (16) (124) (108)
Call - 90 Day Eurodollar Future;
March 2022
N/A 60 $ 150 $ 99.38 01/13/2020 (3) — 3
Total $ (116) $ (199) $ (83)
Amounts in thousands except contracts/shares.

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2019 (unaudited)
See accompanying notes.

Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay $ 4,560 2.10% 05/14/2020 $ 30 $ 24 $ (6)
Call - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 9,290 1.77% 11/06/2024 51 56 5
Call - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 23,301 2.10% 05/14/2020 56 121 65
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,330 2.95% 03/13/2024 60 144 84
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,956 2.98% 03/08/2024 90 215 125
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 560 3.08% 01/30/2029 32 64 32
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,760 1.46% 08/17/2021 63 36 (27)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,420 1.72% 05/20/2020 42 42 —
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 560 3.05% 01/11/2029 32 63 31
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,490 3.09% 12/07/2038 69 168 99
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 130 2.86% 02/23/2039 6 13 7
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 410 2.99% 04/28/2038 19 44 25
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 560 3.04% 01/12/2029 32 62 30
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 16,130 1.20% 09/24/2020 51 36 (15)
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 16,470 1.50% 06/02/2020 50 49 (1)
Call - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 17,140 1.25% 08/11/2020 82 35 (47)
Call - 20 Year Interest Rate
Swap
JPMorgan Chase 6 Month JPY LIBOR Receive JPY 39,560 0.78% 04/19/2021 12 34 22
Call - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 1,633 1.60% 06/12/2020 70 32 (38)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,510 2.52% 02/27/2020 49 205 156
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 9,290 1.77% 11/06/2024 51 48 (3)
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 23,301 2.10% 05/14/2020 56 1 (55)
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 4,560 2.10% 05/14/2020 2 — (2)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,760 1.46% 08/17/2021 63 84 21
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 4,920 2.35% 07/14/2020 18 14 (4)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,390 2.25% 08/09/2022 33 31 (2)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,330 2.95% 03/13/2024 60 21 (39)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,420 1.72% 05/20/2020 42 38 (4)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,956 2.98% 03/08/2024 90 30 (60)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 560 3.08% 01/30/2029 32 16 (16)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 560 3.05% 01/11/2029 31 16 (15)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,490 3.09% 12/07/2038 69 53 (16)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 6 Month JPY LIBOR Pay JPY 758,545 1.10% 06/30/2022 103 4 (99)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive $ 2,010 2.25% 08/03/2022 54 45 (9)

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2019 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive $ 130 2.86% 02/23/2039 $ 6 $ 5 $ (1)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 410 2.99% 04/28/2038 20 16 (4)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,330 2.50% 06/21/2024 53 36 (17)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 560 3.04% 01/12/2029 32 17 (15)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,960 2.50% 06/14/2024 88 53 (35)
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive EUR 2,045 0.45% 12/13/2019 3 5 2
Put - 20 Year Interest Rate
Swap
JPMorgan Chase 6 Month JPY LIBOR Receive JPY 39,560 0.78% 04/19/2021 12 1 (11)
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 2,210 2.85% 05/10/2022 128 44 (84)
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,390 3.80% 06/08/2021 54 3 (51)
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 4,510 2.52% 02/27/2020 49 — (49)
Total $ 2,045 $ 2,024 $ (21)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 19,950 1.76% 06/11/2020 $ (57) $ (51) $ 6
Call - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 13,700 1.59% 05/01/2020 (22) (17) 5
Call - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 2,010 1.33% 08/06/2020 (6) (2) 4
Call - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 9,290 1.58% 11/06/2020 (22) (25) (3)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,464 2.79% 03/09/2021 (73) (245) (172)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,000 1.76% 09/17/2020 (51) (48) 3
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,590 3.05% 03/13/2029 (84) (177) (93)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,170 1.25% 08/20/2020 (37) (15) 22
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,760 1.42% 08/18/2020 (45) (18) 27
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,040 1.64% 11/03/2020 (25) (21) 4
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,750 1.61% 08/14/2020 (43) (28) 15
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,610 2.20% 06/12/2020 (57) (129) (72)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,420 1.74% 11/20/2020 (58) (60) (2)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,050 1.62% 11/03/2020 (25) (20) 5
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,010 1.62% 09/15/2020 (26) (18) 8
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 2,180 1.20% 08/18/2020 (41) (14) 27
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,300 2.01% 07/07/2020 (28) (46) (18)
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 12,970 2.46% 02/27/2020 (58) (226) (168)
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 32,950 1.00% 06/02/2020 (45) (21) 24
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 32,250 0.70% 09/24/2020 (36) (24) 12

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2019 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay $ 47,380 2.40% 02/25/2020 $ (145) $ (775) $ (630)
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,750 2.94% 04/20/2020 (12) (48) (36)
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 7,470 2.88% 04/15/2020 (55) (196) (141)
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 7,480 2.89% 04/15/2020 (54) (197) (143)
Call - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 34,290 0.75% 08/11/2020 (66) (21) 45
Call - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 410 1.91% 11/30/2026 (53) (52) 1
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive EUR 1,023 0.14% 09/13/2022 (15) (10) 5
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive 1,020 0.04% 09/14/2022 (16) (13) 3
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 19,950 1.76% 06/11/2020 (57) (12) 45
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 27,720 2.15% 05/28/2021 (78) (23) 55
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 13,700 1.59% 05/01/2020 (21) (16) 5
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 20,360 2.35% 05/18/2021 (41) (10) 31
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 25,890 2.33% 04/07/2020 (56) — 56
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 2,010 1.33% 08/06/2020 (6) (6) —
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 9,290 1.58% 11/06/2020 (22) (17) 5
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 25,890 2.31% 04/07/2020 (55) — 55
Put - 1 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 34,330 2.40% 06/02/2021 (62) (16) 46
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 560 2.35% 07/13/2020 (6) (2) 4
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,464 2.79% 03/09/2021 (73) (9) 64
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,930 3.87% 06/08/2021 (57) (2) 55
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,470 2.40% 12/11/2019 (11) — 11
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,810 2.75% 05/10/2022 (139) (47) 92
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,590 3.05% 03/13/2029 (84) (47) 37
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,610 2.20% 06/12/2020 (57) (9) 48
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,760 1.42% 08/18/2020 (46) (66) (20)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,170 1.65% 08/20/2020 (37) (51) (14)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,050 1.62% 11/03/2020 (26) (30) (4)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,040 1.64% 11/03/2020 (25) (29) (4)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,750 1.61% 08/14/2020 (43) (45) (2)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,010 1.62% 09/15/2020 (25) (27) (2)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,090 2.00% 08/04/2020 (16) (10) 6
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,640 1.95% 07/14/2020 (18) (16) 2
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,010 2.30% 07/27/2020 (25) (7) 18

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2019 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 2,000 1.76% 09/17/2020 $ (50) $ (39) $ 11
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,420 1.74% 11/20/2020 (59) (56) 3
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,960 2.30% 06/16/2020 (28) (5) 23
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,390 3.25% 08/09/2022 (8) (7) 1
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,390 2.75% 08/09/2022 (17) (16) 1
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 560 2.35% 07/13/2020 (6) (2) 4
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 2,010 2.75% 08/03/2022 (28) (23) 5
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 2,010 3.25% 08/03/2022 (14) (11) 3
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 2,180 1.60% 08/18/2020 (40) (57) (17)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,330 3.00% 06/21/2024 (33) (22) 11
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,330 3.50% 06/21/2024 (19) (12) 7
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,960 3.00% 06/14/2024 (54) (32) 22
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,960 3.50% 06/14/2024 (33) (18) 15
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,300 2.01% 07/07/2020 (28) (10) 18
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,730 2.25% 08/21/2024 (51) (62) (11)
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 2,570 0.00% 07/02/2021 (5) (2) 3
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,190 0.00% 06/15/2021 (6) (2) 4
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,130 0.00% 06/15/2021 (6) (2) 4
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,570 0.00% 06/22/2021 (6) (2) 4
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 8,490 0.25% 09/07/2021 (14) (27) (13)
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 4,870 0.05% 06/11/2021 (12) (3) 9
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 3,330 0.15% 08/10/2021 (5) (7) (2)
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 4,950 0.11% 05/18/2021 (16) (2) 14
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 7,830 0.16% 04/13/2021 (27) (2) 25
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,400 0.00% 06/28/2021 (5) (2) 3
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 7,830 0.10% 04/13/2021 (27) (3) 24
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,500 0.05% 07/06/2021 (5) (3) 2
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 5,880 0.15% 08/10/2021 (8) (12) (4)
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 10,110 0.10% 03/30/2021 (35) (3) 32
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,200 0.00% 06/21/2021 (5) (2) 3
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,630 0.00% 07/20/2021 (5) (3) 2
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 8,350 3.50% 08/25/2020 (28) — 28
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 11,740 2.00% 11/30/2020 (16) (18) (2)

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2019 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 5,720 0.20% 01/24/2020 $ (7) $ — $ 7
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 3,460 2.80% 01/06/2020 (8) — 8
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 12,970 2.46% 02/27/2020 (57) — 57
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,400 3.25% 12/30/2020 (9) — 9
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive EUR 2,180 0.55% 12/22/2020 (8) — 8
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive $ 7,480 2.89% 04/15/2020 (54) — 54
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 3,580 3.50% 06/16/2020 (13) — 13
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 60,310 3.40% 02/25/2020 (229) — 229
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 5,640 3.45% 06/09/2020 (24) — 24
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 7,470 2.88% 04/15/2020 (54) — 54
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 4,030 2.90% 06/01/2020 (30) — 30
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 5,660 3.35% 06/01/2020 (21) — 21
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 4,100 3.15% 05/06/2020 (23) — 23
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,750 2.94% 04/20/2020 (12) — 12
Put - 2 Year Interest Rate
Swap
JPMorgan Chase 6 Month Euro
Interbank Offered Rate
Receive EUR 9,280 0.60% 12/15/2020 (35) — 35
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 6 Month Euro
Interbank Offered Rate
Pay 3,140 0.08% 06/01/2021 (9) (2) 7
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 6 Month Euro
Interbank Offered Rate
Pay 7,790 0.15% 04/20/2021 (28) (2) 26
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 410 1.91% 11/30/2026 (53) (53) —
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,650 2.85% 06/12/2020 (22) (2) 20
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 1,020 0.04% 09/14/2022 (16) (18) (2)
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 3,140 0.00% 07/28/2020 (8) (6) 2
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 1,023 0.14% 09/13/2022 (16) (22) (6)
Total $ (3,776) $ (3,586) $ 190
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Brent Crude; December 2020
(a)
Short 265 $ 15,087 $ (189)
Brent Crude; June 2020
(a)
Long 265 15,521 384
Brent Crude; March 2020
(a)
Long 222 13,287 (203)
Canada 10 Year Bond; March 2020 Long 126 13,287 6
Cocoa; March 2020
(a)
Long 457 11,736 (482)
Coffee 'C'; March 2020
(a)
Long 527 23,527 787
Copper; March 2020
(a)
Long 90 5,988 (38)
Corn; March 2020
(a)
Short 152 2,898 (2)
Cotton No.2; March 2020
(a)
Short 305 9,967 33
Euro Bund 10 Year Bund; December 2019 Short 36 6,785 (1)
Euro Schatz; December 2019 Long 234 28,871 (21)
Euro-BTP; December 2019 Short 91 14,166 323
Euro-Oat; December 2019 Short 8 1,477 24
Feeder Cattle; January 2020
(a)
Short 169 12,022 (14)
Gasoline RBOB; January 2020
(a)
Short 20 1,336 36
Gold 100 oz; February 2020
(a)
Long 43 6,333 (29)

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2019 (unaudited)
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Japan 10 Year Bond TSE; December 2019 Short 8 $ 11,198 $ 126
KC HRW Wheat; March 2020
(a)
Short 492 10,996 (62)
Lean Hogs; February 2020
(a)
Short 699 19,062 1,257
Live Cattle; February 2020
(a)
Long 392 19,788 194
LME Lead; December 2019
(a)
Short — — 1,031
LME Lead; January 2020
(a)
Short — — 162
LME Lead; March 2020
(a)
Short 193 9,344 (85)
LME Nickel; December 2019
(a)
Short — — 568
LME Nickel; January 2020
(a)
Short 21 1,720 92
LME PRI Alum; January 2020
(a)
Short 191 8,421 (221)
LME Zinc; December 2019
(a)
Short — — (525)
LME Zinc; June 2020
(a)
Long 147 8,280 (733)
LME Zinc; March 2020
(a)
Long 315 17,857 (1,529)
Low Sulphur Gasoline; January 2020
(a)
Short 258 14,751 9
Natural Gas; January 2020
(a)
Long 858 19,571 (4,019)
NY Harb ULSD; January 2020
(a)
Short 89 7,022 137
Palladium; March 2020
(a)
Long 23 4,163 256
Platinum; January 2020
(a)
Long 293 13,191 (770)
Silver; March 2020
(a)
Long 267 22,836 (310)
Soybean Meal; January 2020
(a)
Long 50 1,465 (50)
Soybean Oil; January 2020
(a)
Long 663 12,165 167
Soybean; January 2020
(a)
Short 168 7,365 357
Sugar #11; March 2020
(a)
Short 554 8,029 (339)
UK 10 Year Gilt; March 2020 Short 36 6,181 34
US 10 Year Note; March 2020 Short 73 9,443 28
US 10 Year Ultra Note; March 2020 Short 268 38,115 139
US 2 Year Note; March 2020 Long 381 82,138 (17)
US 5 Year Note; March 2020 Long 146 17,369 (23)
US Ultra Bond; March 2020 Long 1 188 —
Wheat; March 2020
(a)
Long 12 325 8
WTI Crude; January 2020
(a)
Long 675 37,240 (1,416)
Total $ (4,920)
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 12/04/2019 $ 18,267 JPY 1,985,709 $ 118 $ —
Bank of America NA 12/18/2019 CAD 640 $ 487 — (5)
Bank of America NA 12/18/2019 $ 481 CAD 640 — (1)
Bank of America NA 12/18/2019 JPY 51,137 $ 481 — (13)
Bank of America NA 12/18/2019 $ 487 JPY 51,914 12 —
Barclays Bank PLC 12/04/2019 JPY 1,903,355 $ 17,381 16 —
Barclays Bank PLC 01/22/2020 AUD 33,210 $ 22,676 — (189)
Barclays Bank PLC 01/22/2020 $ 19,133 AUD 28,129 86 —
Barclays Bank PLC 01/22/2020 GBP 4,837 $ 6,140 128 —
Barclays Bank PLC 01/22/2020 $ 3,147 GBP 2,520 — (119)
Barclays Bank PLC 01/22/2020 $ 1,579 GBP 1,219 — —
Barclays Bank PLC 01/22/2020 $ 1,573 CAD 2,081 5 —
Barclays Bank PLC 01/22/2020 CAD 4,183 $ 3,151 — —
Barclays Bank PLC 01/22/2020 $ 11,764 EUR 10,595 47 —
Barclays Bank PLC 01/22/2020 EUR 8,384 $ 9,261 11 —
Barclays Bank PLC 01/22/2020 EUR 10,657 $ 11,869 — (84)
Barclays Bank PLC 01/22/2020 HUF 1,397,496 $ 4,713 — (94)
Barclays Bank PLC 01/22/2020 $ 1,577 INR 114,301 — (9)
Barclays Bank PLC 01/22/2020 JPY 1,673,013 $ 15,625 — (272)
Barclays Bank PLC 01/22/2020 $ 1,573 JPY 171,667 — (2)
Barclays Bank PLC 01/22/2020 $ 11,494 JPY 1,231,375 194 —
Barclays Bank PLC 01/22/2020 $ 7,598 MXN 150,856 — (56)
Barclays Bank PLC 01/22/2020 $ 12,131 NZD 19,107 — (141)
Barclays Bank PLC 01/22/2020 $ 15,650 NOK 143,033 125 —
Barclays Bank PLC 01/22/2020 NOK 161,671 $ 17,888 — (340)
Barclays Bank PLC 01/22/2020 SGD 2,070 $ 1,521 — (6)
Barclays Bank PLC 01/22/2020 ZAR 527 $ 35 1 —
Barclays Bank PLC 01/22/2020 $ 1,573 SEK 15,010 — —
Barclays Bank PLC 01/22/2020 $ 15,562 CHF 15,296 189 —

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2019 (unaudited)
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Barclays Bank PLC 02/05/2020 $ 17,458 JPY 1,903,355 $ — $ (22)
BNP Paribas 12/04/2019 $ 124 GBP 96 — —
CIBC World Markets 12/04/2019 EUR 4,539 $ 5,023 — (21)
Citigroup Inc 12/04/2019 $ 143 JPY 15,421 2 —
Citigroup Inc 12/18/2019 $ 489 AUD 720 2 —
Citigroup Inc 12/18/2019 CAD 650 $ 489 1 —
Citigroup Inc 12/18/2019 CAD 946 $ 715 — (2)
Citigroup Inc 12/18/2019 EUR 520 $ 578 — (4)
Deutsche Bank AG 12/04/2019 $ 15,109 EUR 13,660 57 —
Deutsche Bank AG 12/04/2019 EUR 1,530 $ 1,688 — (3)
Deutsche Bank AG 12/04/2019 $ 6,710 NZD 10,567 — (74)
Deutsche Bank AG 02/05/2020 GBP 457 $ 592 — —
Deutsche Bank AG 02/05/2020 $ 744 EUR 672 1 —
Goldman Sachs & Co 12/18/2019 CAD 978 $ 735 2 —
HSBC Securities Inc 12/04/2019 $ 108 EUR 96 2 —
JPMorgan Chase 01/22/2020 $ 21,812 AUD 31,867 234 —
JPMorgan Chase 01/22/2020 AUD 52,629 $ 36,021 — (385)
JPMorgan Chase 01/22/2020 $ 12,545 AUD 18,669 — (96)
JPMorgan Chase 01/22/2020 AUD 8,160 $ 5,484 41 —
JPMorgan Chase 01/22/2020 GBP 12,360 $ 15,782 232 —
JPMorgan Chase 01/22/2020 $ 3,115 GBP 2,417 — (17)
JPMorgan Chase 01/22/2020 $ 6,287 GBP 4,846 8 —
JPMorgan Chase 01/22/2020 CAD 17,441 $ 13,238 — (100)
JPMorgan Chase 01/22/2020 $ 60,729 CAD 80,131 368 —
JPMorgan Chase 01/22/2020 CAD 29,740 $ 22,363 39 —
JPMorgan Chase 01/22/2020 CLP 3,788,372 $ 5,087 — (359)
JPMorgan Chase 01/22/2020 $ 3,071 CLP 2,208,775 314 —
JPMorgan Chase 01/22/2020 EUR 61,843 $ 69,106 — (716)
JPMorgan Chase 01/22/2020 $ 31,626 EUR 28,470 142 —
JPMorgan Chase 01/22/2020 $ 13,188 EUR 11,964 — (43)
JPMorgan Chase 01/22/2020 EUR 7,020 $ 7,748 15 —
JPMorgan Chase 01/22/2020 HUF 1,188,701 $ 3,945 — (16)
JPMorgan Chase 01/22/2020 $ 2,970 HUF 895,131 12 —
JPMorgan Chase 01/22/2020 INR 9 $ — — —
JPMorgan Chase 01/22/2020 $ 8 INR 565 — —
JPMorgan Chase 01/22/2020 $ 4,745 INR 339,677 32 —
JPMorgan Chase 01/22/2020 $ 73,944 JPY 7,940,027 1,080 —
JPMorgan Chase 01/22/2020 JPY 6,630,652 $ 61,703 — (855)
JPMorgan Chase 01/22/2020 $ 25,315 MXN 491,497 377 —
JPMorgan Chase 01/22/2020 MXN 221,541 $ 11,374 — (133)
JPMorgan Chase 01/22/2020 $ 3,939 MXN 78,360 — (37)
JPMorgan Chase 01/22/2020 MXN 155,045 $ 7,753 114 —
JPMorgan Chase 01/22/2020 TWD 485,780 $ 16,064 — (81)
JPMorgan Chase 01/22/2020 $ 15,678 TWD 481,650 — (169)
JPMorgan Chase 01/22/2020 $ 30,823 NZD 48,365 — (241)
JPMorgan Chase 01/22/2020 NZD 67,749 $ 43,170 345 —
JPMorgan Chase 01/22/2020 $ 13,922 NZD 21,650 16 —
JPMorgan Chase 01/22/2020 NOK 186,647 $ 20,420 — (161)
JPMorgan Chase 01/22/2020 NOK 28,044 $ 3,040 4 —
JPMorgan Chase 01/22/2020 $ 26,373 NOK 241,021 213 —
JPMorgan Chase 01/22/2020 $ 5 PLN 21 — —
JPMorgan Chase 01/22/2020 $ 106 RUB 6,863 — —
JPMorgan Chase 01/22/2020 $ 4,748 RUB 306,723 10 —
JPMorgan Chase 01/22/2020 RUB 271 $ 4 — —
JPMorgan Chase 01/22/2020 $ 3,098 SGD 4,264 — (22)
JPMorgan Chase 01/22/2020 ZAR 51,890 $ 3,493 25 —
JPMorgan Chase 01/22/2020 $ 3,850 KRW 4,591,452 — (44)
JPMorgan Chase 01/22/2020 KRW 2,294,860 $ 1,966 — (20)
JPMorgan Chase 01/22/2020 $ 40,080 SEK 386,171 — (389)
JPMorgan Chase 01/22/2020 SEK 374,402 $ 38,769 467 —
JPMorgan Chase 01/22/2020 CHF 24,582 $ 24,959 — (252)
JPMorgan Chase 01/22/2020 $ 31,740 CHF 31,144 438 —
Morgan Stanley & Co 12/04/2019 $ 238 GBP 186 — (2)
Morgan Stanley & Co 12/04/2019 $ 792 NZD 1,251 — (11)
Morgan Stanley & Co 12/04/2019 NZD 2,213 $ 1,410 11 —
Morgan Stanley & Co 12/18/2019 AUD 720 $ 497 — (10)
Morgan Stanley & Co 12/18/2019 CAD 650 $ 493 — (4)
Morgan Stanley & Co 12/18/2019 $ 497 CAD 654 5 —

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2019 (unaudited)
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Morgan Stanley & Co 12/18/2019 $ 494 JPY 53,836 $ 1 $ —
Morgan Stanley & Co 01/22/2020 $ 3,916 AUD 5,828 — (30)
Morgan Stanley & Co 01/22/2020 AUD 35,247 $ 24,031 — (164)
Morgan Stanley & Co 01/22/2020 $ 21,269 AUD 31,105 207 —
Morgan Stanley & Co 01/22/2020 $ 9,498 GBP 7,412 — (105)
Morgan Stanley & Co 01/22/2020 GBP 3,780 $ 4,884 13 —
Morgan Stanley & Co 01/22/2020 CAD 5,623 $ 4,230 6 —
Morgan Stanley & Co 01/22/2020 CAD 34,299 $ 26,059 — (222)
Morgan Stanley & Co 01/22/2020 $ 1,577 CLP 1,218,390 56 —
Morgan Stanley & Co 01/22/2020 $ 22 COP 76,536 — —
Morgan Stanley & Co 01/22/2020 EUR 7,020 $ 7,744 19 —
Morgan Stanley & Co 01/22/2020 EUR 17,075 $ 19,023 — (141)
Morgan Stanley & Co 01/22/2020 $ 87,085 EUR 78,334 459 —
Morgan Stanley & Co 01/22/2020 $ 2,366 EUR 2,140 — (1)
Morgan Stanley & Co 01/22/2020 $ 4,030 HUF 1,212,175 24 —
Morgan Stanley & Co 01/22/2020 INR 669,264 $ 9,345 — (59)
Morgan Stanley & Co 01/22/2020 IDR 624,225 $ 44 — —
Morgan Stanley & Co 01/22/2020 $ 44,452 JPY 4,785,116 540 —
Morgan Stanley & Co 01/22/2020 JPY 5,938,853 $ 55,431 — (932)
Morgan Stanley & Co 01/22/2020 $ 1,573 JPY 171,602 — (2)
Morgan Stanley & Co 01/22/2020 MXN 447,573 $ 23,092 — (383)
Morgan Stanley & Co 01/22/2020 $ 8,669 MXN 168,378 126 —
Morgan Stanley & Co 01/22/2020 MXN 38,822 $ 1,969 1 —
Morgan Stanley & Co 01/22/2020 $ 3,912 TWD 118,710 6 —
Morgan Stanley & Co 01/22/2020 $ 9,571 NZD 15,093 — (123)
Morgan Stanley & Co 01/22/2020 NZD 2,448 $ 1,572 — —
Morgan Stanley & Co 01/22/2020 NZD 45,032 $ 28,419 505 —
Morgan Stanley & Co 01/22/2020 $ 10,796 NOK 98,191 138 —
Morgan Stanley & Co 01/22/2020 NOK 178,167 $ 19,598 — (260)
Morgan Stanley & Co 01/22/2020 RUB 610,046 $ 9,446 — (24)
Morgan Stanley & Co 01/22/2020 $ 1,517 SGD 2,063 8 —
Morgan Stanley & Co 01/22/2020 SGD 4,248 $ 3,123 — (14)
Morgan Stanley & Co 01/22/2020 ZAR 67,909 $ 4,549 55 —
Morgan Stanley & Co 01/22/2020 $ 1,973 ZAR 29,231 — (9)
Morgan Stanley & Co 01/22/2020 $ 3,946 KRW 4,620,371 27 —
Morgan Stanley & Co 01/22/2020 KRW 4,631,825 $ 3,945 — (17)
Morgan Stanley & Co 01/22/2020 KRW 4,629,199 $ 3,879 47 —
Morgan Stanley & Co 01/22/2020 $ 4,285 SEK 41,813 — (97)
Morgan Stanley & Co 01/22/2020 CHF 6,065 $ 6,146 — (50)
Royal Bank of Scotland 12/04/2019 EUR 13,425 $ 14,774 19 —
Royal Bank of Scotland 12/04/2019 $ 13,510 EUR 12,140 133 —
Royal Bank of Scotland 12/18/2019 CAD 3,078 $ 2,330 — (12)
Royal Bank of Scotland 12/18/2019 $ 203 EUR 184 1 —
Royal Bank of Scotland 02/05/2020 $ 14,840 EUR 13,425 — (19)
Standard Chartered Bank, Hong Kong 12/18/2019 $ 576 EUR 520 2 —
Standard Chartered Bank, Hong Kong 12/18/2019 JPY 22,734 $ 213 — (5)
Toronto Dominion Bank 12/18/2019 EUR 430 $ 478 — (4)
Toronto Dominion Bank 01/22/2020 $ 3,948 AUD 5,840 — (6)
Toronto Dominion Bank 01/22/2020 $ 12,228 AUD 17,799 176 —
Toronto Dominion Bank 01/22/2020 AUD 13,641 $ 9,273 — (36)
Toronto Dominion Bank 01/22/2020 BRL 6,628 $ 1,577 — (15)
Toronto Dominion Bank 01/22/2020 $ 6,244 GBP 4,941 — (158)
Toronto Dominion Bank 01/22/2020 $ 9,673 CAD 12,862 — (16)
Toronto Dominion Bank 01/22/2020 CAD 15,685 $ 11,791 24 —
Toronto Dominion Bank 01/22/2020 CAD 20,735 $ 15,740 — (121)
Toronto Dominion Bank 01/22/2020 $ 26,347 CAD 34,725 189 —
Toronto Dominion Bank 01/22/2020 $ 11,741 EUR 10,531 95 —
Toronto Dominion Bank 01/22/2020 EUR 13,311 $ 14,880 — (160)
Toronto Dominion Bank 01/22/2020 EUR 2,846 $ 3,146 1 —
Toronto Dominion Bank 01/22/2020 JPY 2,687,571 $ 24,910 — (247)
Toronto Dominion Bank 01/22/2020 $ 13,319 JPY 1,424,252 249 —
Toronto Dominion Bank 01/22/2020 MXN 38,604 $ 1,973 — (14)
Toronto Dominion Bank 01/22/2020 MXN 77,906 $ 3,928 25 —
Toronto Dominion Bank 01/22/2020 NZD 2,445 $ 1,569 1 —
Toronto Dominion Bank 01/22/2020 $ 4,624 NZD 7,247 — (31)
Toronto Dominion Bank 01/22/2020 $ 11,605 NOK 105,672 135 —
Toronto Dominion Bank 01/22/2020 NOK 35,725 $ 3,934 — (56)
Toronto Dominion Bank 01/22/2020 $ 1,580 ZAR 23,617 — (21)

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2019 (unaudited)
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Toronto Dominion Bank 01/22/2020 $ 3,903 KRW 4,577,048 $ 21 $ —
Toronto Dominion Bank 01/22/2020 KRW 2,168,570 $ 1,850 — (11)
Toronto Dominion Bank 01/22/2020 $ 7,038 SEK 68,802 — (172)
Toronto Dominion Bank 01/22/2020 SEK 90,650 $ 9,371 129 —
Toronto Dominion Bank 01/22/2020 $ 7,870 CHF 7,761 70 —
Toronto Dominion Bank 01/22/2020 CHF 21,506 $ 21,791 — (176)
UBS AG 12/18/2019 CAD 979 $ 735 2 —
Westpac Banking Corporation 12/04/2019 NZD 7,080 $ 4,556 — (11)
Westpac Banking Corporation 02/05/2020 $ 4,560 NZD 7,080 12 —
Total $ 9,063 $ (9,544)
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Receive 1.65% Semiannual Quarterly N/A 08/22/2034 $ 535 $ 13 $ — $ 13
3 Month USD LIBOR Pay 1.95% Quarterly Semiannual N/A 11/07/2049 210 3 — 3
3 Month USD LIBOR Pay 1.94% Quarterly Semiannual N/A 11/07/2049 210 3 — 3
3 Month USD LIBOR Receive 2.00% Semiannual Quarterly N/A 11/07/2034 570 (3) — (3)
3 Month USD LIBOR Receive 2.30% Semiannual Quarterly N/A 11/05/2029 1,400 (76) — (76)
3 Month USD LIBOR Pay 1.61% Quarterly Semiannual N/A 11/05/2029 660 (6) — (6)
3 Month USD LIBOR Pay 1.66% Quarterly Semiannual N/A 11/04/2029 330 (2) 1 (1)
3 Month USD LIBOR Pay 3.17% Quarterly Semiannual N/A 10/31/2024 4,985 374 — 374
3 Month USD LIBOR Pay 1.75% Quarterly Semiannual N/A 10/31/2029 1,160 4 — 4
3 Month USD LIBOR Receive 1.61% Semiannual Quarterly N/A 11/01/2023 1,270 (2) — (2)
3 Month USD LIBOR Receive 1.58% Semiannual Quarterly N/A 11/01/2023 1,270 (1) — (1)
3 Month USD LIBOR Pay 3.21% Quarterly Semiannual N/A 10/29/2024 4,985 383 — 383
3 Month USD LIBOR Receive 1.55% Semiannual Quarterly N/A 10/26/2023 1,450 — — —
3 Month USD LIBOR Receive 2.10% Semiannual Quarterly N/A 10/23/2039 310 (1) — (1)
3 Month USD LIBOR Receive 1.62% Semiannual Quarterly N/A 11/07/2024 1,020 (1) — (1)
3 Month USD LIBOR Receive 1.98% Semiannual Quarterly N/A 10/23/2034 240 (1) — (1)
3 Month USD LIBOR Receive 1.62% Semiannual Quarterly N/A 10/22/2021 12,475 2 — 2
3 Month USD LIBOR Receive 1.93% Semiannual Quarterly N/A 10/22/2034 540 — — —
3 Month USD LIBOR Receive 1.91% Semiannual Quarterly N/A 10/21/2034 480 1 — 1
3 Month USD LIBOR Receive 1.56% Semiannual Quarterly N/A 03/30/2021 3,640 2 — 2
3 Month USD LIBOR Receive 1.56% Semiannual Quarterly N/A 03/27/2021 11,890 7 — 7
3 Month USD LIBOR Pay 1.77% Quarterly Semiannual N/A 12/12/2049 360 (10) — (10)
3 Month USD LIBOR Pay 1.17% Quarterly Semiannual N/A 09/08/2021 2,650 (9) — (9)
3 Month USD LIBOR Pay 1.42% Quarterly Semiannual N/A 08/28/2029 1,180 (31) — (31)
3 Month USD LIBOR Pay 1.93% Quarterly Semiannual N/A 12/01/2056 50 — — —
3 Month USD LIBOR Pay 1.53% Quarterly Semiannual N/A 11/22/2020 4,970 (10) — (10)
3 Month USD LIBOR Receive 1.56% Semiannual Quarterly N/A 08/19/2049 160 12 — 12
3 Month USD LIBOR Receive 1.59% Semiannual Quarterly N/A 08/19/2049 210 15 — 15
3 Month USD LIBOR Receive 1.67% Semiannual Quarterly N/A 08/17/2049 180 3 — 3
3 Month USD LIBOR Receive 1.98% Semiannual Quarterly N/A 10/23/2034 240 (1) — (1)
3 Month USD LIBOR Receive 1.76% Semiannual Quarterly N/A 11/07/2029 250 (1) — (1)
3 Month USD LIBOR Receive 1.80% Semiannual Quarterly N/A 11/07/2029 250 (2) — (2)
3 Month USD LIBOR Receive 1.77% Semiannual Quarterly N/A 11/07/2029 225 (1) — (1)
3 Month USD LIBOR Receive 1.46% Semiannual Quarterly N/A 12/01/2022 2,430 2 — 2
3 Month USD LIBOR Pay 1.85% Quarterly Semiannual N/A 11/29/2049 100 (1) — (1)
3 Month USD LIBOR Receive 1.55% Semiannual Quarterly N/A 11/29/2024 470 1 — 1
3 Month USD LIBOR Receive 1.56% Semiannual Quarterly N/A 11/29/2024 470 1 — 1
3 Month USD LIBOR Pay 1.84% Quarterly Semiannual N/A 11/29/2049 100 (1) — (1)
3 Month USD LIBOR Pay 1.85% Quarterly Semiannual N/A 05/15/2045 330 (3) 1 (2)
3 Month USD LIBOR Receive 1.67% Semiannual Quarterly N/A 08/15/2029 5,380 11 1 12
3 Month USD LIBOR Receive 1.68% Semiannual Quarterly N/A 11/26/2029 305 1 — 1
3 Month USD LIBOR Pay 1.65% Quarterly Semiannual N/A 11/25/2029 310 (2) — (2)
3 Month USD LIBOR Pay 1.66% Quarterly Semiannual N/A 11/25/2029 300 (2) — (2)
3 Month USD LIBOR Pay 1.64% Quarterly Semiannual N/A 11/22/2029 310 (2) — (2)
3 Month USD LIBOR Pay 1.64% Quarterly Semiannual N/A 11/22/2029 300 (2) — (2)
3 Month USD LIBOR Pay 1.65% Quarterly Semiannual N/A 11/22/2029 310 (2) — (2)
3 Month USD LIBOR Pay 1.75% Quarterly Semiannual N/A 11/19/2029 330 1 — 1
3 Month USD LIBOR Receive 2.11% Semiannual Quarterly N/A 11/15/2044 800 (5) — (5)
3 Month USD LIBOR Pay 1.97% Quarterly Semiannual N/A 11/15/2049 240 5 — 5
3 Month USD LIBOR Receive 1.83% Semiannual Quarterly N/A 05/15/2029 400 (5) — (5)

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2019 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Receive 1.83% Semiannual Quarterly N/A 11/12/2029 $ 42 $ — $ — $ —
3 Month USD LIBOR Pay 2.05% Quarterly Semiannual N/A 11/12/2049 240 9 — 9
3 Month USD LIBOR Receive 2.11% Semiannual Quarterly N/A 11/12/2034 660 (10) — (10)
3 Month USD LIBOR Receive 1.87% Semiannual Quarterly N/A 11/12/2029 85 (1) — (1)
3 Month USD LIBOR Receive 1.86% Semiannual Quarterly N/A 11/12/2029 255 (3) — (3)
3 Month USD LIBOR Receive 1.87% Semiannual Quarterly N/A 11/12/2029 255 (4) — (4)
3 Month USD LIBOR Receive 1.88% Semiannual Quarterly N/A 11/12/2029 290 (5) — (5)
3 Month USD LIBOR Receive 1.87% Semiannual Quarterly N/A 11/12/2029 290 (4) — (4)
3 Month USD LIBOR Receive 1.86% Semiannual Quarterly N/A 11/12/2029 850 (12) — (12)
3 Month USD LIBOR Receive 3.30% Semiannual Quarterly N/A 11/12/2021 4,340 (139) — (139)
3 Month USD LIBOR Receive 1.86% Semiannual Quarterly N/A 11/12/2029 255 (4) — (4)
3 Month USD LIBOR Receive 1.81% Semiannual Quarterly N/A 11/12/2029 255 (2) — (2)
3 Month USD LIBOR Receive 1.63% Semiannual Quarterly N/A 08/16/2049 280 17 — 17
3 Month USD LIBOR Receive 1.71% Semiannual Quarterly N/A 08/16/2049 240 4 — 4
3 Month USD LIBOR Pay 3.09% Quarterly Semiannual N/A 11/29/2024 6,660 482 — 482
3 Month USD LIBOR Pay 2.45% Quarterly Semiannual N/A 05/18/2031 460 29 — 29
3 Month USD LIBOR Pay 2.29% Quarterly Semiannual N/A 11/05/2021 2,000 25 — 25
3 Month USD LIBOR Receive 1.77% Semiannual Quarterly N/A 07/12/2023 19,920 (44) — (44)
3 Month USD LIBOR Receive 2.38% Semiannual Quarterly N/A 07/05/2049 300 (9) 1 (8)
3 Month USD LIBOR Receive 2.33% Semiannual Quarterly N/A 06/24/2034 150 (5) — (5)
3 Month USD LIBOR Pay 2.10% Quarterly Semiannual N/A 06/22/2031 210 6 — 6
3 Month USD LIBOR Receive 1.87% Semiannual Quarterly N/A 12/16/2024 1,580 (22) — (22)
3 Month USD LIBOR Pay 1.74% Quarterly Semiannual N/A 06/16/2022 3,870 17 — 17
3 Month USD LIBOR Receive 2.37% Semiannual Quarterly N/A 06/15/2050 780 (89) — (89)
3 Month USD LIBOR Pay 2.43% Quarterly Semiannual N/A 03/23/2022 385 7 — 7
3 Month USD LIBOR Pay 2.60% Quarterly Semiannual N/A 03/26/2029 1,590 125 — 125
3 Month USD LIBOR Receive 2.36% Semiannual Quarterly N/A 03/29/2030 2,300 (137) — (137)
3 Month USD LIBOR Receive 1.77% Semiannual Quarterly N/A 06/15/2021 24,700 (51) — (51)
3 Month USD LIBOR Receive 2.31% Semiannual Quarterly N/A 04/03/2025 1,680 (60) — (60)
3 Month USD LIBOR Pay 2.01% Quarterly Semiannual N/A 07/02/2021 6,090 33 — 33
3 Month USD LIBOR Pay 2.08% Quarterly Semiannual N/A 07/02/2021 5,150 33 — 33
3 Month USD LIBOR Receive 1.87% Semiannual Quarterly N/A 06/03/2022 12,690 (47) — (47)
3 Month USD LIBOR Pay 1.65% Quarterly Semiannual N/A 08/08/2029 270 (1) — (1)
3 Month USD LIBOR Pay 2.25% Quarterly Semiannual N/A 04/27/2022 12,110 168 — 168
3 Month USD LIBOR Pay 2.32% Quarterly Semiannual N/A 10/25/2021 2,130 27 — 27
3 Month USD LIBOR Pay 2.27% Quarterly Semiannual N/A 11/05/2021 2,000 25 — 25
3 Month USD LIBOR Pay 2.27% Quarterly Semiannual N/A 11/05/2021 110 1 — 1
3 Month USD LIBOR Receive 2.43% Semiannual Quarterly N/A 03/15/2023 5,700 (102) — (102)
3 Month USD LIBOR Receive 2.90% Semiannual Quarterly N/A 02/15/2049 940 (221) — (221)
3 Month USD LIBOR Pay 2.31% Quarterly Semiannual N/A 11/04/2021 2,000 26 — 26
3 Month USD LIBOR Pay 1.71% Quarterly Semiannual N/A 07/13/2022 19,600 42 — 42
3 Month USD LIBOR Receive 1.74% Semiannual Quarterly N/A 07/14/2022 9,380 (41) — (41)
3 Month USD LIBOR Receive 3.05% Semiannual Quarterly N/A 11/29/2023 982 (56) — (56)
3 Month USD LIBOR Pay 1.86% Quarterly Semiannual N/A 11/07/2049 180 (1) — (1)
3 Month USD LIBOR Pay 1.53% Quarterly Semiannual N/A 08/04/2021 3,850 — — —
3 Month USD LIBOR Pay 1.98% Quarterly Semiannual N/A 08/05/2029 1,340 33 — 33
3 Month USD LIBOR Receive 2.53% Semiannual Quarterly N/A 02/07/2023 390 (8) — (8)
3 Month USD LIBOR Receive 2.57% Semiannual Quarterly N/A 02/07/2025 5,220 (255) 6 (249)
3 Month USD LIBOR Pay 2.53% Semiannual Semiannual N/A 02/07/2022 55,240 1,059 (31) 1,028
6 Month Euro Interbank Offered Rate Pay (0.50)% Semiannual Annual N/A 09/14/2023 EUR 1,800 (11) — (11)
6 Month Euro Interbank Offered Rate Pay (0.45)% Semiannual Annual N/A 08/11/2023 830 (4) — (4)
6 Month Euro Interbank Offered Rate Pay (0.58)% Semiannual Annual N/A 08/17/2023 700 (5) — (5)
6 Month Euro Interbank Offered Rate Pay (0.43)% Semiannual Annual N/A 09/14/2023 530 (2) — (2)
6 Month Euro Interbank Offered Rate Receive (0.17)% Annual Semiannual N/A 11/11/2024 460 (1) — (1)
6 Month Euro Interbank Offered Rate Receive (0.30)% Annual Semiannual N/A 07/25/2023 5,450 7 — 7
6 Month Euro Interbank Offered Rate Receive (0.29)% Annual Semiannual N/A 07/26/2023 7,870 8 1 9
6 Month Euro Interbank Offered Rate Pay (0.44)% Semiannual Annual N/A 10/06/2023 540 (3) — (3)
6 Month Euro Interbank Offered Rate Pay (0.45)% Semiannual Annual N/A 09/28/2023 430 (2) — (2)
6 Month JPY LIBOR Receive 0.72% Semiannual Semiannual N/A 03/21/2044 JPY 8,220 (5) — (5)
6 Month JPY LIBOR Receive 0.30% Semiannual Semiannual N/A 06/17/2039 11,470 (1) — (1)
6 Month JPY LIBOR Receive 0.20% Semiannual Semiannual N/A 08/28/2044 1,270 — — —
6 Month JPY LIBOR Receive 0.17% Semiannual Semiannual N/A 08/08/2039 8,330 1 — 1
6 Month JPY LIBOR Receive 0.34% Semiannual Semiannual N/A 02/08/2034 8,650 (2) — (2)
Canada Bankers Acceptances 3 Month Pay 1.93% Semiannual Semiannual N/A 10/18/2021 CAD 16,400 12 — 12
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.85% Annual Annual N/A 02/08/2022 $ 5,825 (26) — (26)

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2019 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.86% Annual Annual N/A 11/25/2029 $ 2,720 $ 3 $ 1 $ 4
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.95% Annual Annual N/A 11/25/2049 870 (8) — (8)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.90% Annual Annual N/A 02/12/2024 3,930 (43) — (43)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.25% Annual Annual N/A 10/30/2028 5,270 (251) — (251)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.71% Annual Annual N/A 08/12/2024 5,460 (13) — (13)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.92% Annual Annual N/A 05/08/2021 13,823 (50) — (50)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.85% Annual Annual N/A 05/10/2021 17,627 (30) (12) (42)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.85% Annual Annual N/A 08/01/2024 5,860 (60) — (60)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.98% Annual Annual N/A 05/02/2022 4,280 (31) — (31)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.75% Annual Annual N/A 08/22/2029 2,390 (18) — (18)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.79% Annual Annual N/A 08/22/2049 760 30 — 30
Eurozone Harmonised Index of Consumer
Prices ex-Tobacco
Pay 1.43% Annual Annual N/A 11/15/2049 EUR 625 (1) 3 2
Eurozone Harmonised Index of Consumer
Prices ex-Tobacco
Receive 1.09% Annual Annual N/A 11/15/2029 2,280 1 (1) —
Eurozone Harmonised Index of Consumer
Prices ex-Tobacco
Pay 1.39% Annual Annual N/A 06/15/2049 505 (5) (2) (7)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.30% Annual Annual N/A 01/15/2029 2,110 (67) 1 (66)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.40% Annual Annual N/A 08/15/2049 505 (4) — (4)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.05% Annual Annual N/A 08/15/2029 1,970 5 (1) 4
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.11% Annual Annual N/A 03/15/2024 4,285 36 — 36
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.29% Annual Annual N/A 03/15/2029 4,285 (121) 2 (119)
New Zealand Bank Bill 3 Month FRA Pay 1.27% Quarterly Semiannual N/A 08/15/2029 NZD 3,865 (45) — (45)
New Zealand Bank Bill 3 Month FRA Receive 2.55% Semiannual Quarterly N/A 03/20/2029 3,335 (216) 8 (208)
New Zealand Bank Bill 3 Month FRA Receive 2.80% Semiannual Quarterly N/A 03/20/2029 2,353 (188) 7 (181)
New Zealand Bank Bill 3 Month FRA Receive 2.59% Semiannual Quarterly N/A 03/20/2029 651 (44) 2 (42)
New Zealand Bank Bill 3 Month FRA Receive 2.58% Semiannual Quarterly N/A 03/20/2029 1,219 (81) 3 (78)
New Zealand Bank Bill 3 Month FRA Receive 1.55% Semiannual Quarterly N/A 11/12/2029 1,250 (5) — (5)
United Kingdom Retail Prices Index Pay 3.53% Annual Annual N/A 03/15/2029 GBP 570 9 (1) 8
United Kingdom Retail Prices Index Receive 3.46% Annual Annual N/A 11/15/2029 910 1 — 1
United Kingdom Retail Prices Index Pay 3.40% Annual Annual N/A 08/15/2028 5,285 26 (9) 17
United Kingdom Retail Prices Index Pay 3.39% Annual Annual N/A 08/15/2028 1,650 4 (3) 1
United Kingdom Retail Prices Index Pay 3.51% Annual Annual N/A 10/15/2028 3,095 85 (4) 81
United Kingdom Retail Prices Index Receive 3.66% Annual Annual N/A 08/15/2029 1,830 (70) 1 (69)
United Kingdom Retail Prices Index Pay 3.61% Annual Annual N/A 01/15/2029 1,145 44 (1) 43
United Kingdom Retail Prices Index Pay 3.65% Annual Annual N/A 06/15/2029 1,810 69 (1) 68
United Kingdom Retail Prices Index Pay 3.27% Annual Annual N/A 10/15/2044 2,725 78 6 84
United Kingdom Retail Prices Index Receive 3.16% Annual Annual N/A 10/15/2049 2,725 (47) (30) (77)
United Kingdom Retail Prices Index Receive 3.48% Annual Annual N/A 01/15/2029 915 (16) 1 (15)
United Kingdom Retail Prices Index Pay 3.36% Annual Annual N/A 10/15/2039 3,555 115 (8) 107
United Kingdom Retail Prices Index Receive 3.42% Annual Annual N/A 10/15/2034 3,555 (84) 12 (72)
United Kingdom Retail Prices Index Pay 3.49% Annual Annual N/A 03/15/2029 3,035 28 (2) 26
United Kingdom Retail Prices Index Pay 3.77% Annual Annual N/A 08/15/2029 2,040 112 2 114
United Kingdom Retail Prices Index Receive 3.73% Annual Annual N/A 08/15/2029 1,440 (71) (1) (72)
United Kingdom Retail Prices Index Receive 3.75% Annual Annual N/A 09/15/2029 2,855 (145) (2) (147)
United Kingdom Retail Prices Index Receive 3.75% Annual Annual N/A 09/15/2029 1,425 (73) (1) (74)
United Kingdom Retail Prices Index Pay 3.70% Annual Annual N/A 07/15/2029 1,880 86 1 87
United Kingdom Retail Prices Index Pay 3.41% Annual Annual N/A 01/15/2028 1,965 21 (4) 17

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2019 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
US Federal Funds Effective Rate
(continuous series)
Receive 1.31% Annual Annual N/A 12/15/2021 $ 26,870 $ 5 $ (1) $ 4
Total $ 433 $ (54) $ 379
Amounts in thousands.
(a)     Forward swap.
Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return
Financing
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and
Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
Bank of America NA BofA Merrill
Lynch Commodity
MLBXCS3T Total
Return Strategy
(a)
212,506 Receive 1.01% Annual 12/04/2019 $ 19,957 $ — $ 79 $ —
M3 Capital Partners Bloomberg
Commodity Index
Total Return
(a)
538,621 Receive UST 13 Week Bill
High Discount Rate
+ 0.09%
Monthly 12/20/2019 89,880 — — (1,710)
M3 Capital Partners Macquarie Commodity
Product 251E
(a)
131,520 Receive 0.32% Annual 12/04/2019 11,766 — 20 —
Merrill Lynch Bloomberg
Commodity Index
Total Return
(a)
442,842 Receive UST 13 Week Bill
High Discount Rate
+ 0.12%
Monthly 12/20/2019 73,897 — — (1,403)
Societe Generale Bloomberg
Commodity Index
Total Return
(a)
146,250 Receive UST 13 Week Bill
High Discount Rate
+ 0.11%
Monthly 12/20/2019 24,405 — — (463)
Societe Generale Societe Generale
Commodities Custom
Alpha
(a)
254,217 Receive 0.35% Annual 12/04/2019 22,286 — — (614)
Total $ — $ 99 $ (4,190)
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.

Schedule of Investments
EDGE MidCap Fund
November 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.70% Shares Held Value (000's)
Money Market Funds - 2.70%
Principal Government Money Market Fund
1.52%
(a),(b)
19,858,774 $ 19,859
TOTAL INVESTMENT COMPANIES $ 19,859
COMMON STOCKS - 97.14% Shares Held Value (000's)
Advertising - 0.80%
Interpublic Group of Cos Inc/The 262,511 5,880
Airlines - 2.60%
Alaska Air Group Inc 276,902 19,109
Automobile Parts & Equipment - 2.12%
Autoliv Inc 190,826 15,594
Banks - 4.02%
Bank OZK 229,061 6,799
Cullen/Frost Bankers Inc 243,599 22,791
$ 29,590
Chemicals - 5.41%
FMC Corp 175,442 17,186
HB Fuller Co 453,369 22,614
$ 39,800
Commercial Services - 2.62%
Aaron's Inc 298,260 17,418
Morningstar Inc 11,561 1,816
$ 19,234
Consumer Products - 1.83%
Avery Dennison Corp 103,466 13,489
Electric - 6.12%
Alliant Energy Corp 354,404 18,783
Eversource Energy 259,779 21,468
WEC Energy Group Inc 53,971 4,785
$ 45,036
Electrical Components & Equipment - 5.15%
Energizer Holdings Inc 383,628 19,139
Littelfuse Inc 103,221 18,725
$ 37,864
Electronics - 2.81%
Arrow Electronics Inc
( c)
259,866 20,696
Environmental Control - 2.01%
Waste Connections Inc 163,190 14,777
Hand & Machine Tools - 4.46%
Lincoln Electric Holdings Inc 233,428 21,536
Snap-on Inc 69,785 11,198
$ 32,734
Healthcare - Products - 6.62%
Teleflex Inc 69,167 24,439
Varian Medical Systems Inc
( c)
181,214 24,234
$ 48,673
Healthcare - Services - 3.36%
Universal Health Services Inc 177,131 24,709
Insurance - 5.55%
Fidelity National Financial Inc 453,067 21,579
Markel Corp
( c)
16,951 19,248
$ 40,827
Internet - 1.30%
Rightmove PLC 1,187,978 9,574
Machinery - Diversified - 1.71%
Nordson Corp 75,744 12,561
Oil & Gas - 3.70%
Cimarex Energy Co 229,808 10,564
Helmerich & Payne Inc 185,458 7,331
HollyFrontier Corp 181,116 9,337
$ 27,232
REITs - 7.11%
Alexandria Real Estate Equities Inc 130,433 21,198
CyrusOne Inc 322,609 20,099
STORE Capital Corp 270,336 11,005
$ 52,302
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail - 4.94%
Chipotle Mexican Grill Inc
( c)
23,169 $ 18,858
Lululemon Athletica Inc
( c)
33,037 7,456
Tiffany & Co 75,247 10,068
$ 36,382
Savings & Loans - 3.09%
Washington Federal Inc 616,725 22,702
Semiconductors - 5.05%
Microchip Technology Inc 227,620 21,519
Teradyne Inc 248,520 15,555
$ 37,074
Software - 8.17%
Black Knight Inc
( c)
489,504 30,844
Fair Isaac Corp
( c)
79,600 29,273
$ 60,117
Toys, Games & Hobbies - 2.63%
Hasbro Inc 189,826 19,305
Transportation - 3.96%
Expeditors International of Washington Inc 243,812 18,227
Kirby Corp
( c)
129,092 10,891
$ 29,118
TOTAL COMMON STOCKS $ 714,379
Total Investments $ 734,238
Other Assets and Liabilities -  0.16% 1,167
TOTAL NET ASSETS - 100.00% $ 735,405
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary  ( unaudited)
Sector Percent
Industrial 20.10%
Financial 19.77%
Consumer, Non-cyclical 14.43%
Technology 13.22%
Consumer, Cyclical 12.29%
Utilities 6.12%
Basic Materials 5.41%
Energy 3.70%
Money Market Funds 2.70%
Communications 2.10%
Other Assets and Liabilities
0.16%
TOTAL NET ASSETS
100.00%

Schedule of Investments
EDGE MidCap Fund
November 30, 2019 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2019 Purchases Sales November 30, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.52% $ 19,943 $ 56,773 $ 56,857 $ 19,859
$ 19,943 $ 56,773 $ 56,857 $ 19,859
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.52% $ 74 $ — $ — $ —
$ 74 $ — $ — $ —
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 13.96% Shares Held Value (000's)
Exchange-Traded Funds - 1.04%
iShares J.P. Morgan USD EM Bond UCITS ETF 71,051 $ 7,913
iShares JP Morgan EM Local Government Bond
UCITS ETF
29,700 1,774
iShares Russell 2000 Value ETF 380 47
$ 9,734
Money Market Funds - 12.92%
First American Government Obligations Fund
1.53%
(a)
5,043,452 5,043
Morgan Stanley Institutional Liquidity Funds -
Government Portfolio 1.57%
(a),(b),(c)
4,142 , 615 4,143
Principal Government Money Market Fund
1.52%
(a),(d)
111,735,116 111,735
$ 120,921
TOTAL INVESTMENT COMPANIES $ 130,655
COMMON STOCKS - 41.34% Shares Held Value (000's)
Advertising - 0.10%
Clear Channel Outdoor Holdings Inc
( e)
43,695 108
Interpublic Group of Cos Inc/The 9,933 222
Ocean Outdoor Ltd
( e),(f)
6,632 50
Omnicom Group Inc
( b)
5,940 473
Trade Desk Inc/ The
( e)
412 109
$ 962
Aerospace & Defense - 1.24%
Aerojet Rocketdyne Holdings Inc
( e)
1,253 55
Arconic Inc 8,339 258
Boeing Co/The 2,964 1,085
Dassault Aviation SA 395 537
General Dynamics Corp 543 99
HEICO Corp - Class A
( b)
1,300 131
L3Harris Technologies Inc
( b)
1,534 309
Leonardo SpA 14,298 167
Lockheed Martin Corp
( b)
6,930 2,710
Moog Inc 999 86
MTU Aero Engines AG 414 112
Northrop Grumman Corp
( b)
2,973 1,046
Raytheon Co
( b)
6,032 1,312
Rheinmetall AG 1,762 187
Thales SA 2,612 256
TransDigm Group Inc
( b)
1,423 806
Triumph Group Inc 3,779 105
Ultra Electronics Holdings PLC 7,783 210
United Technologies Corp
( b)
14,669 2,176
$ 11,647
Agriculture - 0.50%
Altria Group Inc
( b)
21,666 1,077
Archer-Daniels-Midland Co 11,064 475
Philip Morris International Inc
( b)
32,754 2,716
Swedish Match AB 7,788 373
$ 4,641
Airlines - 0.41%
Alaska Air Group Inc
( b)
3,196 221
American Airlines Group Inc 7,187 207
Delta Air Lines Inc
( b)
17,120 981
Southwest Airlines Co
( b)
25,347 1,461
United Airlines Holdings Inc
( b),(e)
10,585 982
$ 3,852
Apparel - 0.34%
Burberry Group PLC 1,504 41
Carter's Inc 1,726 178
Hanesbrands Inc 7,696 116
Kontoor Brands Inc 2,722 98
LVMH Moet Hennessy Louis Vuitton SE 1,584 709
Moncler SpA 15,989 700
NIKE Inc
( b)
781 73
PVH Corp
( b)
1,428 138
Ralph Lauren Corp 139 15
Tapestry Inc 13,788 371
Under Armour Inc - Class A
( e)
11,826 223
COMMON STOCKS (continued) Shares Held Value (000’s)
Apparel (continued)
Under Armour Inc - Class C
( e)
633 $ 11
VF Corp 5,306 470
$ 3,143
Automobile Manufacturers - 0.40%
Ferrari NV 4,968 838
Fiat Chrysler Automobiles NV 37,570 553
Ford Motor Co 7,430 67
General Motors Co 10,556 380
PACCAR Inc 7,485 609
REV Group Inc 6,846 89
Subaru Corp 22,700 595
Volvo AB - B Shares 39,999 619
$ 3,750
Automobile Parts & Equipment - 0.13%
BorgWarner Inc 4,396 185
Cooper Tire & Rubber Co 2,702 78
Dana Inc 6,210 105
Koito Manufacturing Co Ltd 13,400 691
Nokian Renkaat OYJ 4,499 122
$ 1,181
Banks - 1.32%
Allegiance Bancshares Inc
( e)
1,566 56
Ameris Bancorp 2,192 96
Aozora Bank Ltd 1,300 33
Atlantic Union Bankshares Corp 2,415 91
Banca Generali SpA 5,461 180
BancorpSouth Bank 3,275 102
Bank of America Corp
( b)
20,426 681
Bank of New York Mellon Corp/The 1,729 85
Bank OZK 3,088 92
BB&T Corp 1,437 79
Cadence BanCorp 5,317 88
Citigroup Inc
( b)
4,415 331
Citizens Financial Group Inc 5,369 206
East West Bancorp Inc
( b)
12,300 564
Fifth Third Bancorp 1,347 41
FinecoBank Banca Fineco SpA 11,523 143
First Citizens BancShares Inc/NC 321 167
First Hawaiian Inc 2,975 85
First Interstate BancSystem Inc 2,104 89
First Midwest Bancorp Inc/IL 3,446 74
First Republic Bank/CA 3,139 345
FNB Corp/PA 5,871 73
Great Western Bancorp Inc 2,796 96
Hang Seng Bank Ltd 18,100 369
Heritage Commerce Corp 7,084 88
Hilltop Holdings Inc 3,604 89
Independent Bank Group Inc 1,273 73
JPMorgan Chase & Co
( b)
7,986 1,052
M&T Bank Corp 5,317 876
Macquarie Group Ltd 1,952 182
Northern Trust Corp 398 43
Opus Bank 4,192 108
PNC Financial Services Group Inc/The 823 126
Raiffeisen Bank International AG 11,473 269
Regions Financial Corp
( b)
5,784 96
Resona Holdings Inc 125,700 533
Seven Bank Ltd 10,900 34
Shinsei Bank Ltd 17,800 282
Skandinaviska Enskilda Banken AB 1,495 13
Standard Chartered PLC 56,818 511
Sumitomo Mitsui Financial Group Inc 21,400 784
Sumitomo Mitsui Trust Holdings Inc 17,300 663
SunTrust Banks Inc 833 59
SVB Financial Group
( e)
1,333 308
UBS Group AG
( e)
29,658 359
Umpqua Holdings Corp 4,444 73
United Community Banks Inc/GA 2,937 91
Univest Financial Corp 2,868 75

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
US Bancorp
( b)
9,782 $ 587
Wells Fargo & Co 14,503 790
$ 12,330
Beverages - 0.57%
Asahi Group Holdings Ltd 2,600 125
Carlsberg A/S 3,266 470
Coca-Cola Co/ The
( b)
20,928 1,118
Coca-Cola HBC AG
( e)
7,156 239
Constellation Brands Inc 352 65
Fevertree Drinks PLC 4,936 139
Heineken NV 2,119 220
Molson Coors Brewing Co 10,165 513
Monster Beverage Corp
( b),(e)
21,382 1,279
PepsiCo Inc
( b)
8,561 1,163
$ 5,331
Biotechnology - 0.59%
Abcam PLC 11,111 192
Alexion Pharmaceuticals Inc
( b),(e)
4,689 534
Amgen Inc
( b)
4,580 1,075
Apellis Pharmaceuticals Inc
( e)
3,036 82
Arena Pharmaceuticals Inc
( e)
1,122 53
Biogen Inc
( b),(e)
6,606 1,981
Exact Sciences Corp
( e)
895 73
Gilead Sciences Inc
( b)
8,817 592
H Lundbeck A/S 889 34
Incyte Corp
( b),(e)
8,200 772
Sangamo Therapeutics Inc
( e)
6,227 67
Y- mAbs Therapeutics Inc
( e)
2,396 81
$ 5,536
Building Materials - 0.61%
Boise Cascade Co 3,210 122
Cemex SAB de CV ADR 88,953 332
Cie de Saint-Gobain 10,296 417
CRH PLC 9,463 362
Daikin Industries Ltd 2,200 317
Fortune Brands Home & Security Inc 14,176 896
Imerys SA 4,317 171
JELD-WEN Holding Inc
( e)
3,508 80
Johnson Controls International plc
( b)
20,472 877
LafargeHolcim Ltd
( e)
9,957 513
Lennox International Inc 2,651 678
LIXIL Group Corp 10,100 171
Louisiana-Pacific Corp 2,591 77
Martin Marietta Materials Inc 118 32
Masco Corp 6,079 283
Norbord Inc 3,870 109
Vulcan Materials Co
( b)
100 14
Wienerberger AG 9,394 258
$ 5,709
Chemicals - 2.10%
A. Schulman Inc.
(e ),( g)
2,332 1
Air Liquide SA 2,818 382
Air Products & Chemicals Inc 414 98
Ashland Global Holdings Inc 11,997 860
Borregaard ASA 12,200 124
Brenntag AG 4,255 227
Celanese Corp 5,556 697
CF Industries Holdings Inc
( b)
6,113 282
DuPont de Nemours Inc
( b)
20,620 1,337
Eastman Chemical Co 776 61
Ecolab Inc 540 101
EMS- Chemie Holding AG 2,032 1,262
FMC Corp
( b)
3,360 329
Hexion Holdings Corp
( e)
22,049 254
Hitachi Chemical Co Ltd 158,306 5,699
IMCD NV 1,740 145
Ingevity Corp
( e)
1,155 104
International Flavors & Fragrances Inc 201 28
Linde PLC
( b)
5,572 1,149
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
LyondellBasell Industries NV 5,811 $ 538
Mosaic Co/The 7,549 144
Nippon Paint Holdings Co Ltd 6,800 363
Nissan Chemical Corp 5,700 226
Nitto Denko Corp 4,900 275
PPG Industries Inc
( b)
5,034 649
Sherwin-Williams Co/ The
( b)
2,146 1,251
Shin-Etsu Chemical Co Ltd 13,200 1,419
Showa Denko KK 10,300 275
Synthomer PLC 59,876 235
Toray Industries Inc 80,489 532
Yara International ASA 16,874 636
$ 19,683
Commercial Services - 1.74%
Adtalem Global Education Inc
( e)
3,008 101
AMERCO 1,195 433
Aramark 33,835 1,477
Atlantia SpA 11,392 252
Automatic Data Processing Inc 952 163
Babcock International Group PLC 45,897 350
Booz Allen Hamilton Holding Corp 213 15
BrightView Holdings Inc
( e)
4,359 70
Brink's Co/The 1,076 100
Bureau Veritas SA 65,329 1,710
Carriage Services Inc 4,021 97
Chegg Inc
( e)
1,823 71
Cintas Corp 3,012 774
CoreLogic Inc/United States 11,980 496
Elis SA 8,568 171
Equifax Inc 2,927 409
Escrow Altegrity Inc NPV
( e),(g),(h)
24,118 490
EVERTEC Inc 2,590 84
FleetCor Technologies Inc
( e)
163 50
Global Payments Inc 6,118 1,108
Grand Canyon Education Inc
( e)
2,052 175
H&R Block Inc
( b)
28,971 706
HMS Holdings Corp
( e)
3,002 91
IHS Markit Ltd
( e)
748 54
Insperity Inc 219 17
Kforce Inc 2,088 83
LiveRamp Holdings Inc
( e)
2,273 114
Loomis AB 6,569 274
MarketAxess Holdings Inc 71 29
Moody's Corp
( b)
6,919 1,568
Nielsen Holdings PLC 10,904 213
PayPal Holdings Inc
( e)
2,655 287
Persol Holdings Co Ltd 43,700 805
Robert Half International Inc
( b)
14,795 861
Rollins Inc
( b)
18,600 667
S&P Global Inc
( b)
6,080 1,609
SEACOR Marine Holdings Inc
( e)
5,084 60
TriNet Group Inc
( e)
1,430 78
United Rentals Inc
( b),(e)
148 23
Verisk Analytics Inc 315 46
Wirecard AG 464 61
$ 16,242
Computers - 1.57%
Accenture PLC - Class A
( b)
7,225 1,453
Apple Inc
( b)
27,578 7,371
Cognizant Technology Solutions Corp 1,034 66
Conduent Inc
( e)
8,547 58
DXC Technology Co 1,350 50
Endava PLC ADR
(e)
1,046 50
Fortinet Inc
( b),(e)
5,700 599
Hewlett Packard Enterprise Co
( b)
3,056 48
HP Inc
( b)
38,144 765
International Business Machines Corp
( b)
1,919 258
Itochu Techno-Solutions Corp 20,800 556
Leidos Holdings Inc
( b)
3,915 356

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
NetApp Inc
( b)
1,438 $ 87
Obic Co Ltd 4,100 545
Otsuka Corp 24,600 986
Rapid7 Inc
( e)
1,991 112
Science Applications International Corp 12,156 1,038
Serco Group PLC
( e)
103,381 208
Vocera Communications Inc
( e)
4,244 92
$ 14,698
Consumer Products - 0.18%
ACCO Brands Corp 36,988 338
Avery Dennison Corp 1,780 232
Church & Dwight Co Inc 460 32
Clorox Co/The 235 35
Kimberly-Clark Corp 1,310 179
Spectrum Brands Holdings Inc 14,079 880
$ 1,696
Cosmetics & Personal Care - 0.36%
Colgate-Palmolive Co
( b)
16,469 1,116
Coty Inc 54,502 629
Edgewell Personal Care Co
( e)
3,197 100
Estee Lauder Cos Inc/ The
( b)
1,667 326
Procter & Gamble Co/ The
( b)
10,161 1,241
$ 3,412
Distribution & Wholesale - 0.15%
Copart Inc
( e)
2,144 190
Diploma PLC 11,276 269
Fastenal Co 8,150 290
LKQ Corp
( b),(e)
7,943 280
Toyota Tsusho Corp 4,100 144
WW Grainger Inc
( b)
600 190
$ 1,363
Diversified Financial Services - 1.69%
Affiliated Managers Group Inc 1,288 110
Alliance Data Systems Corp
( b)
1,188 127
American Express Co
( b)
9,035 1,086
Ameriprise Financial Inc 249 41
Ares Management Corp 1,156 38
B. Riley Financial Inc 4,001 117
BlackRock Inc
( b)
3,533 1,749
Capital One Financial Corp
( b)
2,373 237
Charles Schwab Corp/The 11,351 562
CI Financial Corp 10,700 169
Credit Acceptance Corp
( e)
1,113 479
Deluxe Corp 3,732 191
Discover Financial Services
( b)
6,961 591
Ditech Holding Corp - Warrants
( e),(g)
6,987 —
Ditech Holding Corp - Warrants
( e),(g)
4,425 —
Eaton Vance Corp
( b)
14,602 689
ECN Capital Corp 26,167 88
Element Comm Aviation
( e),(g),(h),( i )
280 2,419
Euronext NV
( f)
2,031 153
Franklin Resources Inc
( b)
12,944 356
Greenhill & Co Inc 4,829 82
Hamilton Lane Inc 1,388 80
Hannon Armstrong Sustainable Infrastructure
Capital Inc
2,908 85
Hargreaves Lansdown PLC 6,562 157
Hypoport AG
( e)
652 209
Intercontinental Exchange Inc
( b)
1,046 98
Invesco Ltd
( b)
10,369 182
LPL Financial Holdings Inc 244 23
Mastercard Inc
( b)
1,975 577
Moelis & Co 2,553 84
Nasdaq Inc
( b)
4,090 429
Navient Corp 6,405 92
PRA Group Inc
( e)
5,955 218
Raymond James Financial Inc 259 23
Sanne Group PLC 16,939 141
SEI Investments Co
( b)
12,605 813
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Singapore Exchange Ltd 20,000 $ 129
Synchrony Financial 25,477 953
T Rowe Price Group Inc
( b)
6,084 752
Visa Inc
( b)
5,620 1,037
VZ Holding AG 563 168
Western Union Co/ The
( b)
10,885 293
$ 15,827
Electric - 0.47%
AES Corp/VA 1,245 24
Duke Energy Corp 239 21
Endesa SA 13,435 365
Evergy Inc 430 27
Exelon Corp 475 21
FirstEnergy Corp 286 14
Fortum Oyj 12,366 291
Meridian Energy Ltd 75,960 230
NRG Energy Inc
( b)
55,117 2,190
Red Electrica Corp SA 30,240 590
RWE AG 6,750 200
Southern Co/The 1,965 122
Terna Rete Elettrica Nazionale SpA 317 2
Vistra Energy Corp 11,725 311
$ 4,408
Electrical Components & Equipment - 0.40%
Acuity Brands Inc
( b)
1,500 196
AMETEK Inc
( b)
7,409 733
Belden Inc 10,793 580
Emerson Electric Co
( b)
13,817 1,021
Energizer Holdings Inc 1,922 96
EnerSys 2,737 192
Legrand SA 5,975 472
Prysmian SpA 7,507 171
Schneider Electric SE 3,281 316
$ 3,777
Electronics - 1.06%
Allegion PLC 1,899 228
Alps Alpine Co Ltd 13,200 298
Amphenol Corp 591 61
API Group Corp
( e),(f)
23,196 225
Assa Abloy AB 19,965 474
Celestica Inc
( e)
17,129 133
Electrocomponents PLC 21,950 185
Flex Ltd
( e)
6,712 80
FLIR Systems Inc 255 14
Fortive Corp 5,546 400
Garmin Ltd
( b)
10,528 1,028
GoPro Inc
( e)
20,253 82
Halma PLC 7,228 197
Hitachi High-Technologies Corp 33,438 2,184
Honeywell International Inc
( b)
17,560 3,135
Keysight Technologies Inc
( e)
352 38
LEM Holding SA 82 110
nVent Electric PLC 3,185 79
Rotork PLC 42,547 180
TE Connectivity Ltd 6,516 604
Yokogawa Electric Corp 9,200 169
$ 9,904
Engineering & Construction - 0.62%
Alten SA 2,126 246
API Group Corp - Warrants
( e)
1 —
Argan Inc 3,534 129
Badger Daylighting Ltd 2,276 62
CIMIC Group Ltd 11,271 257
Dycom Industries Inc
( e)
1,966 102
Eiffage SA 3,842 419
HOCHTIEF AG 8,325 1,022
Jacobs Engineering Group Inc
( b)
7,596 699
JGC Holdings Corp 21,800 317
Lendlease Group 7,594 100

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
Obayashi Corp 34,200 $ 363
Singapore Technologies Engineering Ltd 106,100 321
Taisei Corp 23,200 911
Toshiba Plant Systems & Services Corp 23,130 564
Vinci SA 2,510 274
$ 5,786
Entertainment - 0.26%
Cineworld Group PLC 61,992 167
Deluxe Entertainment
( e)
67,048 285
Genting Singapore Ltd 743,600 503
GVC Holdings PLC 2,008 22
Marriott Vacations Worldwide Corp 2,853 351
Monarch Casino & Resort Inc
( e)
1,735 79
OPAP SA 17,795 218
Sankyo Co Ltd 18,700 633
Vail Resorts Inc 562 136
$ 2,394
Environmental Control - 0.09%
Pentair PLC 3,579 159
Republic Services Inc
( b)
6,190 548
Waste Management Inc 822 93
$ 800
Food - 0.93%
Ajinomoto Co Inc 25,132 419
Associated British Foods PLC 1,804 60
B&G Foods Inc 6,731 111
Conagra Brands Inc
( b)
913 26
Cranswick PLC 6,271 254
General Mills Inc
( b)
4,515 241
Hershey Co/The 392 58
Hostess Brands Inc
( e)
6,318 85
JM Smucker Co/The 213 22
Kellogg Co
( b)
3,007 196
Koninklijke Ahold Delhaize NV 33,064 852
Kraft Heinz Co/ The
( b)
29,458 898
Kroger Co/The 1,503 41
Lamb Weston Holdings Inc 2,572 216
Mondelez International Inc
( b)
18,101 951
Performance Food Group Co
( e)
2,651 125
Post Holdings Inc
( e)
18,710 1,976
Seven & i Holdings Co Ltd 16,900 631
Sysco Corp
( b)
15,044 1,212
Tesco PLC 59,664 177
Tyson Foods Inc 685 62
Viscofan SA 2,281 121
$ 8,734
Food Service - 0.05%
Compass Group PLC 19,897 488
Forest Products & Paper - 0.09%
International Paper Co
( b)
5,988 277
Schweitzer-Mauduit International Inc 2,593 114
Smurfit Kappa Group PLC 11,378 404
$ 795
Gas - 0.11%
Centrica PLC 82,983 86
Osaka Gas Co Ltd 29,600 555
Tokyo Gas Co Ltd 3,300 80
UGI Corp 6,655 290
$ 1,011
Hand & Machine Tools - 0.02%
Kennametal Inc 2,922 102
Snap-on Inc 103 16
Stanley Black & Decker Inc 285 45
$ 163
Healthcare - Products - 1.11%
ABIOMED Inc
( b),(e)
1,106 217
Align Technology Inc
( b),(e)
200 56
Carl Zeiss Meditec AG 610 75
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Cellavision AB 3,037 $ 98
Cochlear Ltd 4,880 773
Danaher Corp
( b)
1,346 197
DiaSorin SpA 1,477 197
Edwards Lifesciences Corp
( b),(e)
861 211
Elekta AB 7,561 95
Globus Medical Inc
( e)
1,186 66
Haemonetics Corp
( e)
3,277 395
Henry Schein Inc
( b),(e)
274 19
Hill-Rom Holdings Inc 1,086 116
Hologic Inc
( e)
7,534 387
Insulet Corp
( e)
2,693 500
Koninklijke Philips NV 12,684 589
Medacta Group SA
( e),(f)
1,248 105
Medtronic PLC
( b)
8,131 906
Natus Medical Inc
( e)
2,437 78
Olympus Corp 13,600 202
OraSure Technologies Inc
( e)
6,383 52
QIAGEN NV
( e)
29,742 1,273
QIAGEN NV
( e)
25,491 1,091
Sartorius Stedim Biotech 563 89
STERIS PLC 1,755 265
Sysmex Corp 4,800 333
Tandem Diabetes Care Inc
( e)
1,878 130
Thermo Fisher Scientific Inc
( b)
2,229 700
Varian Medical Systems Inc
( b),(e)
8,956 1,197
$ 10,412
Healthcare - Services - 0.60%
Anthem Inc
( b)
476 137
Centene Corp
( b),(e)
10,727 649
DaVita Inc
( b),(e)
3,471 249
HCA Healthcare Inc 2,676 371
Humana Inc
( b)
3,973 1,355
IQVIA Holdings Inc
( e)
4,392 641
Laboratory Corp of America Holdings
( e)
2,061 355
Lonza Group AG
( e)
1,068 363
Orpea 1,824 226
PeptiDream Inc
( e)
300 14
Quest Diagnostics Inc
( b)
2,881 307
Sonic Healthcare Ltd 1,948 40
UnitedHealth Group Inc
( b)
1,871 524
Universal Health Services Inc
( b)
2,104 293
WellCare Health Plans Inc
( e)
416 134
$ 5,658
Holding Companies - Diversified - 0.07%
CK Hutchison Holdings Ltd 17,500 159
New Frontier Corp
( e)
34,100 350
US Well Services Inc - Warrants
( e)
103,668 22
Washington H Soul Pattinson & Co Ltd 6,152 93
$ 624
Home Builders - 0.44%
Berkeley Group Holdings PLC 7,911 469
Cairn Homes PLC 197,971 265
Cavco Industries Inc
( e)
469 94
DR Horton Inc 691 38
Glenveagh Properties PLC
( e),(f)
230,143 203
Installed Building Products Inc
( e)
1,405 101
Kaufman & Broad SA 4,020 162
LCI Industries 279 30
Lennar Corp - A Shares 4,252 254
NVR Inc
( b),(e)
475 1,801
Persimmon PLC 11,568 382
PulteGroup Inc
( b)
2,500 99
Skyline Champion Corp
( e)
6,869 228
$ 4,126

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Furnishings - 0.04%
Hoshizaki Corp 600 $ 52
Leggett & Platt Inc 2,802 147
Whirlpool Corp 1,341 192
$ 391
Housewares - 0.07%
Newell Brands Inc
( b)
32,205 619
Insurance - 2.24%
Admiral Group PLC 17,435 482
Aflac Inc
( b)
1,788 98
Alleghany Corp
( e)
1,962 1,530
Allianz SE 1,463 350
Allstate Corp/The 720 80
American International Group Inc 1,631 86
Aon PLC 439 89
Arthur J Gallagher & Co
( b)
4,301 401
Assurant Inc
( b)
1,602 213
Beazley PLC 22,659 156
Berkshire Hathaway Inc - Class B
( b),(e)
19,006 4,187
Chubb Ltd
( b)
1,204 182
Cincinnati Financial Corp
( b)
5,936 636
CNP Assurances 31,364 619
Direct Line Insurance Group PLC 27,649 109
Everest Re Group Ltd 76 21
Fidelity National Financial Inc
( b)
31,550 1,502
First American Financial Corp 6,087 387
Globe Life Inc 1,261 130
Hartford Financial Services Group Inc/ The
( b)
7,326 453
Insurance Australia Group Ltd 288,150 1,541
James River Group Holdings Ltd 2,382 94
Japan Post Holdings Co Ltd 3,600 34
Lancashire Holdings Ltd 9,600 92
Lincoln National Corp 372 22
Loews Corp 560 29
Markel Corp
( b),(e)
1,226 1,392
Marsh & McLennan Cos Inc 10,030 1,084
MBIA Inc
( e)
8,587 80
Medibank Pvt Ltd 28,877 64
MetLife Inc 2,206 110
NMI Holdings Inc
( e)
3,250 109
NN Group NV 2,125 82
Progressive Corp/ The
( b)
8,976 656
Prudential Financial Inc 215 20
Radian Group Inc 5,027 130
RSA Insurance Group PLC 16,325 116
Sampo Oyj 25,371 1,026
Sony Financial Holdings Inc 18,611 432
Third Point Reinsurance Ltd
( e)
7,017 67
Travelers Cos Inc/ The
( b)
2,829 387
Unum Group 462 14
White Mountains Insurance Group Ltd 266 295
Willis Towers Watson PLC 7,152 1,405
$ 20,992
Internet - 1.82%
Adevinta ASA - B Shares
( e)
97,490 1,012
Alphabet Inc - A Shares
( b),(e)
2,076 2,707
Amazon.com Inc
( b),(e)
1,149 2,069
Booking Holdings Inc
( b),(e)
851 1,621
Cardlytics Inc
( e)
698 39
CDW Corp/ DE
( b)
1,070 144
Cerved Group SpA 21,957 218
DraftKings Inc
( e),(g),(h),( i )
54,277 172
eBay Inc
( b)
21,232 754
Expedia Group Inc 1,596 163
F5 Networks Inc
( b),(e)
191 28
Facebook Inc
( b),(e)
13,880 2,800
GoDaddy Inc
( e)
4,093 271
JD.com Inc ADR
(e)
12,622 412
Klarna Holding AB
( e),(g),(h),( i )
808 191
Limelight Networks Inc
( e)
14,128 60
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
Mimecast Ltd
( e)
3,323 $ 147
MonotaRO Co Ltd 6,400 180
Palo Alto Networks Inc
( e)
2,543 578
Pinterest Inc
( e),( i )
13,008 253
Scout24 AG
( f)
19,058 1,180
Spotify Technology SA
( e)
2,411 344
Trip.com Group Ltd ADR
(e)
4,588 153
TripAdvisor Inc
( b)
1,510 43
Uber Technologies Inc
( e)
5,882 174
VeriSign Inc
( b),(e)
1,550 296
Z Holdings Corp 308,663 1,064
$ 17,073
Investment Companies - 0.08%
Wendel SA 5,205 701
Iron & Steel - 0.17%
Carpenter Technology Corp 2,249 118
Evraz PLC 157,080 752
Fortescue Metals Group Ltd 9,456 63
Hitachi Metals Ltd 45,342 635
Nucor Corp 568 32
$ 1,600
Leisure Products & Services - 0.36%
BRP Inc 3,026 148
Carnival Corp
( b)
17,810 803
CTS Eventim AG & Co KGaA 4,052 247
Harley-Davidson Inc 2,981 108
Malibu Boats Inc
( e)
2,584 102
MIPS AB 6,321 119
Norwegian Cruise Line Holdings Ltd
( e)
4,206 226
Peloton Interactive Inc
( e)
3,000 106
Planet Fitness Inc
( e)
3,782 280
Shimano Inc 6,400 1,036
Thule Group AB
( f)
7,447 162
$ 3,337
Lodging - 0.15%
Choice Hotels International Inc 5,921 576
Hilton Worldwide Holdings Inc
( b)
5,370 564
InterContinental Hotels Group PLC 1,048 67
Marriott International Inc/MD 613 86
MGM Resorts International 2,068 66
Wynn Macau Ltd 16,800 37
$ 1,396
Machinery - Construction & Mining - 0.09%
Astec Industries Inc 2,438 92
Caterpillar Inc
( b)
1,045 151
Mitsubishi Heavy Industries Ltd 400 15
Sandvik AB 29,959 545
$ 803
Machinery - Diversified - 0.82%
Atlas Copco AB - A Shares 6,630 243
Chart Industries Inc
( e)
1,365 75
Cummins Inc
( b)
4,098 750
Curtiss-Wright Corp 784 108
Dover Corp
( b)
9,122 1,017
Flowserve Corp
( b)
3,818 186
Hexagon AB 11,790 667
Ichor Holdings Ltd
( e)
3,348 106
IDEX Corp
( b)
11,142 1,813
Inficon Holding AG 184 133
Interpump Group SpA 6,106 191
Kone Oyj 4,768 298
Kubota Corp 17,000 262
Marel HF
( e),(f)
23,772 123
Rockwell Automation Inc 2,522 494
Roper Technologies Inc
( b)
1,181 426
Spirax-Sarco Engineering PLC 1,145 132
Stabilus SA 2,674 173
Washtec AG 2,974 173

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Westinghouse Air Brake Technologies Corp 3,804 $ 299
Xylem Inc/NY 338 26
$ 7,695
Media - 0.86%
CBS Corp
( b)
700 28
Charter Communications Inc
( b),(e)
2,979 1,400
Comcast Corp - Class A
( b)
51,665 2,281
Discovery Inc - A Shares
( e)
1,331 44
Discovery Inc - C Shares
( b),(e)
24,249 740
FactSet Research Systems Inc 771 200
Fox Corp - A Shares
( b)
16,090 575
iHeartMedia Inc
( e)
18,582 286
Liberty Global PLC - C Shares
( e)
14,595 314
Quebecor Inc 6,400 159
TEGNA Inc 5,922 91
Telenet Group Holding NV 5,335 241
Viacom Inc - B Shares
( b)
10,485 252
Walt Disney Co/ The
( b)
5,649 856
Wolters Kluwer NV 8,530 613
$ 8,080
Metal Fabrication & Hardware - 0.06%
Advanced Drainage Systems Inc 3,556 136
Rexnord Corp
( e)
9,148 289
Troax Group AB 11,921 143
$ 568
Mining - 0.30%
BHP Group Ltd 26,132 674
BHP Group PLC 42,017 931
Compass Minerals International Inc 1,620 90
Franco-Nevada Corp 1,700 167
Kirkland Lake Gold Ltd 6,700 281
Rio Tinto PLC 6,788 369
South32 Ltd 21,007 38
Teck Resources Ltd 17,100 268
$ 2,818
Miscellaneous Manufacturers - 0.59%
3M Co
( b)
9,772 1,659
Actuant Corp 7,327 180
Alstom SA 4,841 211
AO Smith Corp 306 15
Eaton Corp PLC
( b)
9,093 841
Haynes International Inc 1,309 48
Illinois Tool Works Inc
( b)
7,683 1,339
Ingersoll-Rand PLC
( b)
7,092 930
ITT Inc 2,764 193
Parker-Hannifin Corp
( b)
241 48
Sturm Ruger & Co Inc 1,723 79
$ 5,543
Office & Business Equipment - 0.06%
Xerox Holdings Corp
( b)
5,676 221
Zebra Technologies Corp
( b),(e)
1,490 374
$ 595
Office Furnishings - 0.01%
Knoll Inc 3,929 108
Oil & Gas - 1.06%
Aker BP ASA 913 26
Apache Corp 2,107 47
Bellatrix Exploration Ltd
( e),(g),(h)
94,641 —
Chevron Corp
( b)
14,607 1,711
ConocoPhillips
( b)
27,460 1,646
CVR Energy Inc 518 23
DCC PLC 63 5
Devon Energy Corp
( b)
10,025 220
Dommo Energia SA ADR
(e)
269 3
Encana Corp 24,800 97
EOG Resources Inc
( b)
4,600 326
Equinor ASA 2,007 37
Helmerich & Payne Inc
( b)
2,811 111
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
HollyFrontier Corp
( b)
6,139 $ 316
JXTG Holdings Inc 166,672 741
Lundin Petroleum AB 15,152 467
Marathon Petroleum Corp
( b)
13,835 839
Neste Oyj 14,348 485
Occidental Petroleum Corp
( b)
12,400 478
OMV AG 2,184 124
Phillips 66
( b)
8,790 1,008
PrairieSky Royalty Ltd 4,900 51
Royal Dutch Shell PLC - A Shares 10,085 289
Suncor Energy Inc 5,200 162
Valero Energy Corp 6,125 585
Viper Energy Partners LP 1,752 42
Whiting Petroleum Corp
( e)
14,653 67
$ 9,906
Oil & Gas Services - 0.07%
DMC Global Inc 2,124 98
Halliburton Co 1,642 34
John Wood Group PLC 30,737 140
National Oilwell Varco Inc
( b)
140 3
TechnipFMC PLC
( b)
9,513 179
TGS NOPEC Geophysical Co ASA 6,695 191
Thermon Group Holdings Inc
( e)
960 25
$ 670
Packaging & Containers - 0.36%
Amcor PLC 3,035 31
Ball Corp 12,362 817
Graphic Packaging Holding Co 38,836 632
Packaging Corp of America
( b)
2,454 274
Sealed Air Corp
( b)
31,123 1,174
Vidrala SA 2,663 261
Westrock Co
( b)
5,111 206
$ 3,395
Pharmaceuticals - 2.31%
AbbVie Inc
( b)
47,875 4,200
Aerie Pharmaceuticals Inc
( e)
2,237 43
Aimmune Therapeutics Inc
( e)
3,848 107
Allergan PLC 619 115
AmerisourceBergen Corp
( b)
644 57
Ascendis Pharma A/ S ADR
(e)
304 35
Astellas Pharma Inc 38,200 652
AstraZeneca PLC 2,917 282
AstraZeneca PLC ADR 3,258 158
Bristol-Myers Squibb Co - CVR
(b ),( e)
18,722 40
Bristol-Myers Squibb Co
( b)
42,845 2,440
China Biologic Products Holdings Inc
( e)
9,106 1,062
Cigna Corp
( b)
701 140
CVS Health Corp
( b)
33,892 2,551
DexCom Inc
( e)
645 147
Elanco Animal Health Inc
( e)
6,732 187
Eli Lilly & Co 88 10
Galapagos NV
( e)
810 159
Galapagos NV ADR
(e)
514 101
GlaxoSmithKline PLC 749 17
Global Blood Therapeutics Inc
( e)
1,430 95
Ipsen SA 1,179 133
Jazz Pharmaceuticals PLC
( b),(e)
958 145
Johnson & Johnson
( b)
12,364 1,699
KalVista Pharmaceuticals Inc
( e)
3,953 57
Kyowa Kirin Co Ltd 14,987 318
McKesson Corp
( b)
477 69
Merck & Co Inc
( b)
10,560 920
Mylan NV
( e)
10,249 192
MyoKardia Inc
( e)
600 39
Novartis AG 5,394 497
Novo Nordisk A/S 7,203 405
Odonate Therapeutics Inc
( e)
1,847 64
Otsuka Holdings Co Ltd 1,100 48
Pfizer Inc
( b)
33,846 1,304

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
PRA Health Sciences Inc
( e)
950 $ 103
Rhythm Pharmaceuticals Inc
( e)
3,260 73
Roche Holding AG 8,710 2,686
Shionogi & Co Ltd 600 35
UCB SA 2,544 206
$ 21,591
Pipelines - 0.04%
Enterprise Products Partners LP 813 22
Kinder Morgan Inc/DE 4,245 83
Magellan Midstream Partners LP 244 14
Plains GP Holdings LP
( e)
1,162 20
TC Energy Corp 5,200 263
$ 402
Private Equity - 0.03%
3i Group PLC 3,228 45
Blackstone Group Inc/The 2,702 146
Kennedy-Wilson Holdings Inc 4,098 93
$ 284
Real Estate - 0.16%
Aedas Homes SAU
( e),(f)
9,018 205
Catena AB 5,682 235
CBRE Group Inc
( e)
6,637 379
CK Asset Holdings Ltd 20,500 136
ESR Cayman Ltd
( e),(f)
62,200 129
LEG Immobilien AG 1,730 195
McGrath RentCorp 1,168 86
Mitsubishi Estate Co Ltd 7,700 141
WE Company Common Class A
( e),(g),(h),( i )
356 3
$ 1,509
REITs - 0.69%
Agree Realty Corp 2,215 166
Alexandria Real Estate Equities Inc 212 34
American Tower Corp 1,822 390
Apartment Investment & Management Co 279 15
AvalonBay Communities Inc 261 56
Boston Properties Inc 290 40
CoreCivic Inc 5,425 82
Dexus 1,657 14
Digital Realty Trust Inc 391 47
Duke Realty Corp 686 24
Easterly Government Properties Inc 4,531 105
Equity Residential 743 63
Essex Property Trust Inc 126 39
Extra Space Storage Inc 242 26
Federal Realty Investment Trust 141 19
Goodman Group 11,129 111
Healthpeak Properties Inc 928 32
Hersha Hospitality Trust 4,183 59
Hibernia REIT plc 120,644 194
Host Hotels & Resorts Inc
( b)
34,009 595
Iron Mountain Inc 692 22
Japan Retail Fund Investment Corp 67 153
Kimco Realty Corp 792 17
Mid-America Apartment Communities Inc 2,218 302
Monmouth Real Estate Investment Corp 6,726 103
Outfront Media Inc 3,100 77
Pebblebrook Hotel Trust 3,151 83
PotlatchDeltic Corp 5,766 250
Prologis Inc
( b)
12,489 1,143
Public Storage 1,681 355
Realty Income Corp 971 74
RPT Realty 8,058 119
Segro PLC 15,291 177
Simon Property Group Inc
( b)
5,587 845
UDR Inc 842 41
Ventas Inc 699 41
Vicinity Centres 198,049 359
Welltower Inc 761 64
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Xenia Hotels & Resorts Inc 3,739 $ 79
$ 6,415
Retail - 2.91%
ABC-Mart Inc 4,100 273
Advance Auto Parts Inc
( b)
7,534 1,183
AutoZone Inc
( b),(e)
1,871 2,204
Best Buy Co Inc
( b)
835 68
Burlington Stores Inc
( e)
654 147
CarMax Inc
( e)
4,902 477
Cheesecake Factory Inc/The 2,025 88
Children's Place Inc/The 1,894 137
Costco Wholesale Corp
( b)
2,121 636
Darden Restaurants Inc 1,015 120
Dollar General Corp
( b)
6,764 1,065
Dollarama Inc 200 7
Domino's Pizza Inc
( b)
400 118
DP Eurasia NV
( e),(f)
24,184 18
Fast Retailing Co Ltd 400 244
Five Below Inc
( e)
1,954 242
Floor & Decor Holdings Inc
( e)
5,356 257
Gap Inc/The 7,140 119
Genuine Parts Co 3,093 323
Hennes & Mauritz AB 18,017 348
Home Depot Inc/ The
( b)
12,434 2,742
Jand Inc
( e),(g),(h),( i )
1,693 27
Kohl's Corp
( b)
3,393 160
Lowe's Cos Inc
( b)
16,803 1,972
McDonald's Corp
( b)
1,727 335
McDonald's Holdings Co Japan Ltd 14,000 692
Michaels Cos Inc/ The
( e)
8,557 70
Movado Group Inc 6,899 135
Next PLC 3,912 342
Nitori Holdings Co Ltd 2,700 423
Pandora A/S 1,709 69
Panera Bread Co
( e),(g),(h)
1,664 —
Ross Stores Inc 669 78
Starbucks Corp
( b)
9,686 828
Sundrug Co Ltd 6,000 211
Target Corp
( b)
16,941 2,117
Tiffany & Co 17,372 2,324
TJX Cos Inc/ The
( b)
20,852 1,274
Tractor Supply Co 222 21
Ulta Beauty Inc
( e)
109 26
Vera Bradley Inc
( e)
5,872 65
Walgreens Boots Alliance Inc
( b)
23,213 1,384
Walmart Inc
( b)
20,097 2,393
Welcia Holdings Co Ltd 9,500 583
Wesfarmers Ltd 7,445 214
Yum! Brands Inc
( b)
6,970 701
$ 27,260
Savings & Loans - 0.02%
OceanFirst Financial Corp 3,301 79
People's United Financial Inc 736 12
Sterling Bancorp/DE 5,469 112
$ 203
Semiconductors - 1.07%
Advanced Micro Devices Inc
( e)
9,270 363
Applied Materials Inc
( b)
22,083 1,279
ASML Holding NV 2,153 584
Broadcom Inc
( b)
2,879 910
Entegris Inc 1,155 55
FormFactor Inc
( e)
5,151 119
Hamamatsu Photonics KK 5,600 227
Intel Corp
( b)
8,587 498
KLA Corp 3,263 535
Lam Research Corp
( b)
4,448 1,187
Marvell Technology Group Ltd 7,392 195
Maxim Integrated Products Inc 7,848 445
Mellanox Technologies Ltd
( e)
1,630 187

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
NVIDIA Corp
( b)
2,100 $ 455
Qorvo Inc
( b),(e)
3,588 374
QUALCOMM Inc
( b)
6,802 568
Renesas Electronics Corp
( e)
111,007 724
Rohm Co Ltd 1,174 99
Silicon Motion Technology Corp ADR 2,066 92
SOITEC
( e)
1,526 161
Texas Instruments Inc
( b)
4,719 567
Tower Semiconductor Ltd
( e)
14,452 317
Xperi Corp 4,255 84
$ 10,025
Software - 2.25%
Activision Blizzard Inc 2,426 133
Adobe Inc
( e)
2,572 796
Akamai Technologies Inc
( b),(e)
2,352 205
Allscripts Healthcare Solutions Inc
( e)
7,596 82
Avid Technology Inc
( e)
10,255 81
Bandwidth Inc
( e)
2,665 149
Birst Inc
( e),(g),(h),( i )
21,065 1
Black Knight Inc
( e)
6,546 412
Broadridge Financial Solutions Inc
( b)
214 26
Cadence Design Systems Inc
( b),(e)
10,100 709
CDK Global Inc 8,920 478
Cerner Corp
( b)
4,000 286
Change Healthcare Inc
( e)
62,707 839
Citrix Systems Inc
( b)
2,900 327
Cloudera Inc
( e)
12,392 122
Constellation Software Inc/Canada 596 637
CSG Systems International Inc 1,787 102
Dassault Systemes SE 5,311 837
Dropbox Inc - A Shares
( b),(e)
2,039 38
Electronic Arts Inc
( b),(e)
774 78
Envestnet Inc
( e)
18,209 1,297
Fair Isaac Corp
( e)
524 193
Fidelity National Information Services Inc 6,441 890
Five9 Inc
( e)
1,290 88
Guidewire Software Inc
( e)
3,072 374
HubSpot Inc
( e)
380 57
InterXion Holding NV
( e)
4,442 378
Intuit Inc 81 21
Jack Henry & Associates Inc 145 22
Microsoft Corp
( b)
33,782 5,114
MINDBODY Inc
( e),(g),(h)
9,229 337
MSCI Inc
( b)
2,966 769
Omnicell Inc
( e)
3,138 251
Oracle Corp
( b)
49,341 2,771
Paychex Inc 939 81
PROS Holdings Inc
( e)
931 58
ServiceNow Inc
( b),(e)
1,346 381
Slack Technologies Inc
( e)
8,558 195
Splunk Inc
( e)
2,781 415
Tabula Rasa HealthCare Inc
( e)
1,588 71
Take-Two Interactive Software Inc
( b),(e)
2,089 253
TiVo Corp 9,232 72
Ubisoft Entertainment SA
( e)
2,218 135
Veeva Systems Inc
( b),(e)
800 119
Workday Inc
( e)
2,322 416
$ 21,096
Storage & Warehousing - 0.01%
ID Logistics Group
( e)
500 107
Telecommunications - 1.39%
Arista Networks Inc
( e)
1,536 300
AT&T Inc
( b)
76,016 2,841
Calix Inc
( e)
15,159 118
CenturyLink Inc
( b)
28,766 417
Cisco Systems Inc
( b)
59,192 2,682
Deutsche Telekom AG 54,125 909
Harmonic Inc
( e)
14,389 119
Hellenic Telecommunications Organization SA 14,014 210
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Hikari Tsushin Inc 100 $ 23
HMS Networks AB 5,758 95
InterDigital Inc 1,443 82
Juniper Networks Inc 639 16
Motorola Solutions Inc
( b)
10,279 1,720
Oi SA ADR
(e)
83,466 88
Ooma Inc
( e)
5,756 80
Plantronics Inc 3,502 89
Rogers Communications Inc 600 29
Sectra AB - B Shares
( e)
3,537 147
Softbank Corp 9,600 130
SoftBank Group Corp 14,800 576
Spark New Zealand Ltd 7,108 21
Telefonica Deutschland Holding AG 123,222 376
T-Mobile US Inc
( b),(e)
1,206 95
Verizon Communications Inc
( b)
30,677 1,848
$ 13,011
Textiles - 0.04%
Coats Group PLC 161,928 151
Mohawk Industries Inc
( e)
1,525 213
$ 364
Toys, Games & Hobbies - 0.04%
Games Workshop Group PLC 2,293 170
Nintendo Co Ltd 500 193
$ 363
Transportation - 0.79%
Aurizon Holdings Ltd 59,726 234
Canadian National Railway Co 4,570 415
Central Japan Railway Co 1,800 364
CH Robinson Worldwide Inc 253 19
CSX Corp
( b)
7,064 505
Dorian LPG Ltd
( e)
20,122 289
East Japan Railway Co 10,800 994
Expeditors International of Washington Inc
( b)
5,326 398
Genesee & Wyoming Inc
( e)
7,039 784
JB Hunt Transport Services Inc 200 23
Kansas City Southern 186 28
Norfolk Southern Corp
( b)
488 94
Scorpio Tankers Inc 9,293 320
SEACOR Holdings Inc
( e)
4,773 202
Seibu Holdings Inc 36,200 639
Union Pacific Corp
( b)
10,559 1,858
United Parcel Service Inc 1,608 193
$ 7,359
Trucking & Leasing - 0.03%
GATX Corp 3,617 292
Water - 0.03%
Veolia Environnement SA 10,676 273
TOTAL COMMON STOCKS $ 386,927
CONVERTIBLE PREFERRED STOCKS
- 0.11% Shares Held Value (000's)
Agriculture - 0.07%
Bunge Ltd 4.88%
( j)
6,930 $ 697
Internet - 0.02%
Airbnb, Inc 0.00%
( e),(g),(h),( i )
1,685 202
Oil & Gas - 0.01%
Chesapeake Energy Corp 5.75%
( j)
355 49
Pipelines - 0.00%
El Paso Energy Capital Trust I 4.75%,
03/31/2028
452 22
Retail - 0.01%
Jand Inc 0.00%
( e),(g),(h),( i )
3,781 61
TOTAL CONVERTIBLE PREFERRED STOCKS $ 1,031
PREFERRED STOCKS - 0.11% Shares Held Value (000's)
Automobile Manufacturers - 0.04%
Volkswagen AG 4.86% 1,924 371
Chemicals - 0.01%
FUCHS PETROLUB SE 0.95% 2,082 90

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2019 (unaudited)
See accompanying notes.

PREFERRED STOCKS (continued) Shares Held Value (000’s)
Electrical Components & Equipment - 0.00%
Lithium Technology Corp 0.00%
( e),(g),(h),( i )
59,552 $ —
Internet - 0.00%
Veracode Inc 0.00%
( e),(g),(h),( i )
6,031 3
Private Equity - 0.03%
Forward Venture Services LLC 0.00%
( e),(g),(h),( i )
54,650 306
Real Estate - 0.01%
WE Company Preferred D-1 0.00%
( e),(g),(h),( i )
4,867 62
WE Company Preferred D-2 0.00%
( e),(g),(h),( i )
3,824 48
$ 110
Software - 0.02%
Marklogic Corp 0.00%
( e),(g),(h),( i )
14,832 142
TOTAL PREFERRED STOCKS $ 1,022
BONDS - 38.51%
Principal
Amount (000's) Value (000's)
Advertising - 0.01%
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.63%, 03 /15/2030
(f)
$ 120 $ 121
Aerospace & Defense - 0.08%
Leonardo US Holdings Inc
6.25%, 01 /15/2040
(f)
716 784
Agriculture - 0.28%
JBS Investments II GmbH
7.00%, 01 /15/2026
(f)
2,400 2,598
Airlines - 0.15%
Latam Airlines 2015-1 Pass Through Trust B
4.50%, 08 /15/2025 496 495
United Airlines 2019-2 Class B Pass Through
Trust
3.50%, 11 /01/2029 925 939
$ 1,434
Automobile Asset Backed Securities - 2.00%
ACC Trust 2018-1
3.70%, 12 /21/2020
(f)
12 12
Americredit Automobile Receivables Trust 2018-2
4.01%, 07 /18/2024 550 574
Americredit Automobile Receivables Trust 2018-3
2.01%, 01 /18/2022 330 330
1.00 x 1 Month USD LIBOR + 0.25%
4.04%, 11 /18/2024 670 703
AmeriCredit Automobile Receivables Trust
2019-3
2.06%, 04 /18/2024 330 330
Avid Automobile Receivables Trust 2019-1
3.14%, 07 /15/2026
(f)
150 150
CarMax Auto Owner Trust 2018-1
3.37%, 07 /15/2024 25 25
CarMax Auto Owner Trust 2018-2
3.99%, 04 /15/2025 320 330
Carmax Auto Owner Trust 2018-4
4.15%, 04 /15/2025 205 213
Carmax Auto Owner Trust 2019-1
3.05%, 03 /15/2024 1,415 1,440
Chesapeake Funding II LLC
3.57%, 04 /15/2030
(f)
175 179
3.71%, 05 /15/2029
(f)
130 132
3.92%, 04 /15/2030
(f)
455 466
CIG AUTO RECEIVABLES TRUST 2017-1
2.71%, 05 /15/2023
(f)
23 24
CPS Auto Receivables Trust 2017-D
3.73%, 09 /15/2023
(f)
190 193
CPS Auto Receivables Trust 2018-A
3.05%, 12 /15/2023
(f)
105 105
CPS Auto Receivables Trust 2018-D
3.83%, 09 /15/2023
(f)
330 337
Drive Auto Receivables Trust 2018-1
3.81%, 05 /15/2024 685 696
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Drive Auto Receivables Trust 2018-5
4.53%, 04 /15/2026 $ 420 $ 435
Drive Auto Receivables Trust 2019-1
4.09%, 06 /15/2026 260 269
Drive Auto Receivables Trust 2019-3
2.49%, 06 /15/2023 205 206
DT Auto Owner Trust 2016-1
4.66%, 12 /15/2022
(f)
660 661
DT Auto Owner Trust 2018-2
4.15%, 03 /15/2024
(f)
290 298
DT Auto Owner Trust 2018-3
3.79%, 07 /15/2024
(f)
395 402
First Investors Auto Owner Trust 2016-2
3.35%, 11 /15/2022
(f)
70 71
First Investors Auto Owner Trust 2019-2
2.80%, 12 /15/2025
(f)
75 75
3.88%, 01 /15/2026
(f)
175 175
Flagship Credit Auto Trust 2015-1
3.76%, 06 /15/2021
(f)
75 75
Flagship Credit Auto Trust 2019-2
3.53%, 05 /15/2025
(f)
520 531
Ford Credit Auto Owner Trust 2017-B
1.69%, 11 /15/2021 938 937
GLS Auto Receivables Issuer Trust 2019-2
3.54%, 02 /18/2025
(f)
785 802
Hertz Vehicle Financing II LP
3.29%, 10 /25/2023
(f)
315 323
Honda Auto Receivables 2016-4 Owner Trust
1.21%, 12 /18/2020 133 133
Honda Auto Receivables 2017-3 Owner Trust
1.79%, 09 /20/2021 217 217
Motor 2017-1 PLC
2.24%, 09 /25/2024
(f)
223 223
1.00 x 1 Month USD LIBOR + 0.53%
Nissan Auto Receivables 2017-A Owner Trust
1.74%, 08 /16/2021 155 155
Nissan Auto Receivables 2018-A Owner Trust
2.65%, 05 /16/2022 745 748
Prestige Auto Receivables Trust 2016-1
5.15%, 11 /15/2021
(f)
815 830
Prestige Auto Receivables Trust 2019-1
3.90%, 05 /15/2026
(f)
145 147
Santander Drive Auto Receivables Trust 2018-2
3.88%, 02 /15/2024 800 819
Santander Drive Auto Receivables Trust 2018-5
3.81%, 12 /16/2024 490 497
Santander Drive Auto Receivables Trust 2019-2
3.22%, 07 /15/2025 655 670
Tidewater Auto Receivables Trust 2018-A
4.30%, 11 /15/2024
(f)
100 102
Toyota Auto Receivables 2017-A Owner Trust
1.73%, 02 /16/2021 102 102
Toyota Auto Receivables 2018-B Owner Trust
2.96%, 09 /15/2022 1,190 1,202
United Auto Credit Securitization Trust 2019-1
3.16%, 08 /12/2024
(f)
480 484
Westlake Automobile Receivables Trust 2018-1
3.41%, 05 /15/2023
(f)
175 177
Westlake Automobile Receivables Trust 2018-3
2.12%, 01 /18/2022
(f)
486 486
1.00 x 1 Month USD LIBOR + 0.35%
4.00%, 10 /16/2023
(f)
225 231
$ 18,722
Automobile Floor Plan Asset Backed Securities - 0.02%
Navistar Financial Dealer Note Master Owner
Trust II
2.34%, 09 /25/2023
(f)
205 205
1.00 x 1 Month USD LIBOR + 0.63%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers - 0.03%
American Honda Finance Corp
1.95%, 05 /20/2022 $ 300 $ 300
Banks - 1.03%
Banco Hipotecario SA
48.19%, 11 /07/2022
(f)
ARS 10,245 127
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 4.00%
50.67%, 01 /12/2020
(f)
3,083 13
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 2.50%
Banco Macro SA
17.50%, 05 /08/2022
(f)
5,115 38
Banco Mercantil del Norte SA/Grand Cayman
6.75%, 12 /31/2049
(f),(j),(k)
$ 1,050 1,076
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
6.75%, 12 /31/2049
(j),(k)
1,275 1,307
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Banco Supervielle SA
52.77%, 08 /09/2020
(f)
ARS 11,000 184
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 4.50%
Bangkok Bank PCL/Hong Kong
3.73%, 09 /25/2034
(f),(k)
$ 2,350 2,367
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.90%
3.73%, 09 /25/2034
(k)
375 378
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.90%
Citibank NA
2.50%, 05 /20/2022 1,170 1,174
3 Month USD LIBOR + 0.60%
Danske Bank A/S
3.24%, 12 /20/2025
(f),(k)
200 202
3 Month USD LIBOR + 1.59%
Financiera de Desarrollo Territorial SA Findeter
7.88%, 08 /12/2024
(f)
COP 3,380,000 1,024
HSH N Funding I Via Banque de Luxembourg
0.00%, 12 /31/2049
(e),(j)
EUR 3,630 1,317
12 Month Euro Interbank Offered Rate +
2.15%
RESPARCS Funding II LP
0.00%, 12 /31/2049
(e),(j)
1,206 465
$ 9,672
Chemicals - 0.11%
Methanex Corp
5.25%, 12 /15/2029 $ 1,000 1,016
Commercial Mortgage Backed Securities - 4.95%
Banc of America Commercial Mortgage Trust
2015-UBS7
3.17%, 09 /15/2048 531 442
CCRESG Commercial Mortgage Trust
2016-HEAT
5.67%, 04 /10/2029
(f),(l)
255 260
COMM 2012-LC4 Mortgage Trust
5.72%, 12 /10/2044
(l)
10 10
COMM 2014-CCRE18 Mortgage Trust
3.60%, 07 /15/2047
(f)
1,925 1,565
COMM 2015-CCRE25 Mortgage Trust
3.94%, 08 /10/2048
(l)
2,280 2,002
COMM 2015-CCRE27 Mortgage Trust
3.25%, 10 /10/2048
(f)
2,800 2,257
COMM 2015-LC21 Mortgage Trust
1.19%, 07 /10/2048
(f),(l),(m)
10,000 552
1.19%, 07 /10/2048
(f),(l),(m)
3,125 167
3.25%, 07 /10/2048
(f)
1,967 1,553
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
COMM 2016-CR28 Mortgage Trust
3.25%, 02 /10/2049
(f)
$ 850 $ 680
Credit Suisse Commercial Mortgage Securities
Corp 2019-SLKZ
5.37%, 01 /15/2034
(f)
155 156
1.00 x 1 Month USD LIBOR + 3.60%
Csail 2015-C2 Commercial Mortgage Trust
4.33%, 06 /15/2057
(l)
960 934
4.33%, 06 /15/2057
(l)
2,184 1,947
CSAIL 2015-C3 Commercial Mortgage Trust
3.50%, 08 /15/2048
(l)
1,690 1,383
CSMC 2014-USA OA LLC
4.37%, 09 /15/2037
(f)
1,055 999
GS Mortgage Securities Corp II
4.56%, 07 /10/2051
(f),(l)
635 506
GS Mortgage Securities Trust 2014-GC20
5.13%, 04 /10/2047
(f),(l)
1,820 1,641
GS Mortgage Securities Trust 2015-GC32
4.56%, 07 /10/2048
(f),(l)
2,476 1,955
HPLY Trust 2019-HIT
3.37%, 11 /15/2036
(f)
291 291
1.00 x 1 Month USD LIBOR + 1.60%
JPMBB Commercial Mortgage Securities Trust
2013-C12
4.24%, 07 /15/2045
(f),(l)
1,782 1,619
JPMBB Commercial Mortgage Securities Trust
2014-C21
3.90%, 08 /15/2047
(f),(l)
1,120 870
JPMBB Commercial Mortgage Securities Trust
2014-C26
4.00%, 01 /15/2048
(f)
1,300 1,118
JPMBB Commercial Mortgage Securities Trust
2015-C29
3.79%, 05 /15/2048
(l),(n)
2,735 2,361
3.90%, 05 /15/2048
(f),(l)
2,160 1,642
Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C12
3.71%, 10 /15/2046
(f)
1,275 1,099
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C25
4.68%, 10 /15/2048
(f),(l)
350 307
Morgan Stanley Bank of America Merrill Lynch
Trust 2017-C34
1.02%, 11 /15/2052
(f),(l),(m)
3,150 192
Morgan Stanley Capital I Trust 2011-C2
5.67%, 06 /15/2044
(f),(l)
475 479
5.67%, 06 /15/2044
(f),(l)
160 155
Motel 6 Trust 2017-M6MZ
8.69%, 08 /15/2024
(f)
1,131 1,143
1.00 x 1 Month USD LIBOR + 6.93%
SG Commercial Mortgage Securities Trust
2016-C5
2.54%, 10 /10/2048
(f)
2,100 1,380
Starwood Retail Property Trust 2014-STAR
4.27%, 11 /15/2027
(f)
170 170
1.00 x 1 Month USD LIBOR + 2.50%
5.92%, 11 /15/2027
(f)
645 502
1.00 x 1 Month USD LIBOR + 4.15%
Wells Fargo Commercial Mortgage Trust
2015-C26
3.25%, 02 /15/2048
(f)
1,981 1,524
Wells Fargo Commercial Mortgage Trust
2015-C28
3.00%, 05 /15/2048
(f)
2,051 1,482
Wells Fargo Commercial Mortgage Trust
2015-LC22
3.36%, 09 /15/2058
(f)
260 202

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
2015-NXS1
2.88%, 05 /15/2048
(f),(l)
$ 1,485 $ 1,161
Wells Fargo Commercial Mortgage Trust
2016-NXS6
2.00%, 11 /15/2049
(f),(l),(m)
7,575 873
Wells Fargo Commercial Mortgage Trust
2019-JWDR
3.14%, 09 /15/2031
(f)
650 645
WF-RBS Commercial Mortgage Trust 2011-C2
5.84%, 02 /15/2044
(f),(l)
115 117
WFRBS Commercial Mortgage Trust 2011-C3
5.86%, 03 /15/2044
(f),(l)
350 263
WFRBS Commercial Mortgage Trust 2011-C4
5.40%, 06 /15/2044
(f),(l)
845 863
WFRBS Commercial Mortgage Trust 2012-C6
5.77%, 04 /15/2045
(f),(l)
500 527
WFRBS Commercial Mortgage Trust 2012-C7
4.97%, 06 /15/2045
(l)
80 82
4.97%, 06 /15/2045
(f),(l)
225 169
WFRBS Commercial Mortgage Trust 2014-C20
3.99%, 05 /15/2047
(f)
267 216
WFRBS Commercial Mortgage Trust 2014-C21
3.49%, 08 /15/2047
(f)
1,030 809
3.50%, 08 /15/2047
(f),(n)
4,515 3,966
WFRBS Commercial Mortgage Trust 2014-LC14
3.50%, 03 /15/2047
(f),(l)
1,300 1,062
$ 46,298
Commercial Services - 0.03%
Ashtead Capital Inc
4.25%, 11 /01/2029
(f)
255 258
Computers - 0.18%
Apple Inc
1.70%, 09 /11/2022 720 718
Hewlett Packard Enterprise Co
2.81%, 03 /12/2021 930 934
3 Month USD LIBOR + 0.68%
$ 1,652
Consumer Products - 0.10%
Kronos Acquisition Holdings Inc
9.00%, 08 /15/2023
(f)
1,000 895
Credit Card Asset Backed Securities - 0.47%
BA Credit Card Trust
1.95%, 08 /15/2022 1,030 1,030
Chase Issuance Trust
2.32%, 06 /15/2023 1,150 1,156
1.00 x 1 Month USD LIBOR + 0.55%
Citibank Credit Card Issuance Trust
1.99%, 04 /07/2022 1,330 1,331
1.00 x 1 Month USD LIBOR + 0.22%
Discover Card Execution Note Trust
3.04%, 07 /15/2024 585 600
Genesis Sales Finance Master Trust Series 2019-A
4.68%, 08 /20/2023
(f)
255 260
$ 4,377
Diversified Financial Services - 1.07%
Aircastle Ltd
4.25%, 06 /15/2026 945 992
American Express Co
2.49%, 11 /05/2021 870 875
3 Month USD LIBOR + 0.60%
Ameriprise Financial Inc
3.00%, 03 /22/2022 515 526
Power Finance Corp Ltd
5.25%, 08 /10/2028 3,740 4,072
Unifin Financiera SAB de CV
7.25%, 09 /27/2023 2,890 2,995
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
USAA Capital Corp
2.63%, 06 /01/2021
(f)
$ 560 $ 566
$ 10,026
Electric - 0.22%
Enel SpA
8.75%, 09 /24/2073
(f),(k)
785 918
USD Swap Semi-Annual 5 Year + 5.88%
GenOn Energy Inc - Escrow
0.00%, 10 /15/2018
(e),(g),(h)
6,993 —
0.00%, 10 /15/2020
(e),(g),(h)
6,143 —
Vistra Operations Co LLC
3.70%, 01 /30/2027
(f)
1,110 1,098
$ 2,016
Engineering & Construction - 0.06%
GMR Hyderabad International Airport Ltd
5.38%, 04 /10/2024 270 279
IHS Netherlands Holdco BV
7.13%, 03 /18/2025
(f)
265 276
$ 555
Entertainment - 0.31%
Resorts World Las Vegas LLC / RWLV Capital
Inc
4.63%, 04 /16/2029
(f)
2,800 2,917
Food - 0.63%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
4.63%, 01 /15/2027
(f)
760 750
BRF SA
4.88%, 01 /24/2030
(f)
590 588
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
5.50%, 01 /15/2030
(f)
465 496
MARB BondCo PLC
7.00%, 03 /15/2024 3,075 3,198
NBM US Holdings Inc
7.00%, 05 /14/2026
(f)
795 844
$ 5,876
Healthcare - Services - 0.10%
Hadrian Merger Sub Inc
8.50%, 05 /01/2026
(f)
971 968
Insurance - 0.24%
AIA Group Ltd
2.68%, 09 /20/2021
(f)
515 515
3 Month USD LIBOR + 0.52%
Metropolitan Life Global Funding I
3.38%, 01 /11/2022
(f)
835 859
New York Life Global Funding
2.95%, 01 /28/2021
(f)
855 865
$ 2,239
Internet - 0.18%
Uber Technologies Inc
7.50%, 09 /15/2027
(f)
825 818
8.00%, 11 /01/2026
(f),( i )
810 822
$ 1,640
Iron & Steel - 0.00%
Allegheny Technologies Inc
5.88%, 12 /01/2027 34 35
Leisure Products & Services - 0.28%
Constellation Merger Sub Inc
8.50%, 09 /15/2025
(f),(n)
3,078 2,578
Lodging - 0.28%
Boyd Gaming Corp
4.75%, 12 /01/2027
(f),(o)
430 434
Diamond Resorts International Inc
10.75%, 09 /01/2024
(f),(n)
867 889

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
Marriott International Inc/MD
2.13%, 10 /03/2022 $ 455 $ 455
2.75%, 03 /08/2021 845 848
3 Month USD LIBOR + 0.65%
$ 2,626
Media - 0.49%
Cable Onda SA
4.50%, 01 /30/2030
(f)
205 209
Cengage Learning Inc
9.50%, 06 /15/2024
(f)
2,000 1,693
Clear Channel Communications
0.00%, 12 /15/2019
(e),(g),(h)
3,500 —
Fox Corp
3.67%, 01 /25/2022
(f)
910 940
iHeartCommunications Inc
4.75%, 01 /15/2028
(f)
320 322
NBCUniversal Enterprise Inc
5.25%, 12 /19/2049
(f),(j)
1,205 1,241
Ziggo BV
4.88%, 01 /15/2030
(f)
215 220
$ 4,625
Mining - 0.05%
Minera Mexico SA de CV
4.50%, 01 /26/2050
(f)
490 481
Miscellaneous Manufacturers - 0.11%
FXI Holdings Inc
7.88%, 11 /01/2024
(f),(n)
1,182 1,067
Mortgage Backed Securities - 3.81%
Alternative Loan Trust 2003-22CB
5.75%, 12 /25/2033 105 109
Alternative Loan Trust 2004-16CB
5.50%, 07 /25/2034 80 84
5.50%, 08 /25/2034 89 93
Alternative Loan Trust 2004-J10
6.00%, 09 /25/2034 191 203
Alternative Loan Trust 2005-J1
5.50%, 02 /25/2025 86 88
Banc of America Alternative Loan Trust 2003-8
5.50%, 10 /25/2033 77 81
Banc of America Funding 2005-7 Trust
5.75%, 11 /25/2035 75 81
Banc of America Funding 2007-4 Trust
5.50%, 11 /25/2034 108 108
Banc of America Mortgage 2005-A Trust
4.46%, 02 /25/2035
(l)
27 27
CHL Mortgage Pass-Through Trust 2004-HYB4
4.22%, 09 /20/2034
(l)
33 33
Citigroup Mortgage Loan Trust 2018-A
4.00%, 01 /25/2068
(f),(l)
232 233
Citigroup Mortgage Loan Trust 2018-C
4.13%, 03 /25/2059
(f),(l)
523 526
Citigroup Mortgage Loan Trust 2019-B
3.26%, 04 /25/2066
(f),(l)
349 350
Connecticut Avenue Securities Trust 2019-R04
6.96%, 06 /25/2039
(f)
280 304
1.00 x 1 Month USD LIBOR + 5.25%
Connecticut Avenue Securities Trust 2019-R07
5.11%, 10 /25/2039
(f)
2,000 1,999
1.00 x 1 Month USD LIBOR + 3.40%
CSFB Mortgage-Backed Pass-Through
Certificates Series 2003-27
5.75%, 11 /25/2033 39 41
CSMC 2018-RPL2 Trust
4.03%, 08 /25/2062
(f),(l)
581 583
DSLA Mortgage Loan Trust 2005-AR5
2.06%, 09 /19/2045 138 113
1.00 x 1 Month USD LIBOR + 0.33%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Dukinfield II PLC
2.03%, 12 /20/2052 GBP 295 $ 384
1.00 x 3 Month GBP LIBOR + 1.25%
Eurosail -UK 2007-2np PLC
0.93%, 03 /13/2045 102 129
1.00 x 3 Month GBP LIBOR + 0.15%
Fannie Mae Connecticut Avenue Securities
3.91%, 01 /25/2030 $ 40 40
1.00 x 1 Month USD LIBOR + 2.20%
4.11%, 05 /25/2030 65 66
1.00 x 1 Month USD LIBOR + 2.40%
5.26%, 07 /25/2030 756 790
1.00 x 1 Month USD LIBOR + 3.55%
5.96%, 01 /25/2031 5,471 5,934
1.00 x 1 Month USD LIBOR + 4.25%
7.46%, 07 /25/2029 1,921 2,253
1.00 x 1 Month USD LIBOR + 5.75%
Fannie Mae REMICS
4.39%, 05 /25/2047
(m)
1,983 383
(1.00) x 1 Month USD LIBOR + 6.10%
4.49%, 12 /25/2045
(m)
1,218 268
(1.00) x 1 Month USD LIBOR + 6.20%
Freddie Mac Stacr Remic Trust 2019-Hqa4
8.37%, 11 /25/2049
(f)
530 533
1.00 x 1 Month USD LIBOR + 6.60%
Freddie Mac STACR Trust 2019-HRP1
5.76%, 02 /25/2049
(f)
270 283
1.00 x 1 Month USD LIBOR + 4.05%
Freddie Mac Structured Agency Credit Risk Debt
Notes
3.36%, 04 /25/2024 89 89
1.00 x 1 Month USD LIBOR + 1.65%
3.51%, 07 /25/2030 25 25
1.00 x 1 Month USD LIBOR + 1.80%
3.56%, 10 /25/2027 269 270
1.00 x 1 Month USD LIBOR + 1.85%
3.91%, 02 /25/2024 212 214
1.00 x 1 Month USD LIBOR + 2.20%
6.66%, 07 /25/2029 1,619 1,827
1.00 x 1 Month USD LIBOR + 4.95%
10.51%, 03 /25/2028 4,464 5,474
1.00 x 1 Month USD LIBOR + 8.80%
Gosforth Funding 2018-1 plc
2.36%, 08 /25/2060
(f)
251 251
1.00 x 3 Month USD LIBOR + 0.45%
Grand Avenue Mortgage Loan Trust 2017-RPL1
3.25%, 08 /25/2064
(f)
131 130
GSR Mortgage Loan Trust 2005-4F
6.50%, 02 /25/2035 41 41
IndyMac INDX Mortgage Loan Trust 2004-AR7
2.93%, 09 /25/2034 128 121
1.00 x 1 Month USD LIBOR + 1.22%
IndyMac INDX Mortgage Loan Trust 2005-AR11
3.86%, 08 /25/2035
(l)
533 482
Lanark Master Issuer PLC
2.69%, 12 /22/2069
(f)
269 269
1.00 x 3 Month USD LIBOR + 0.77%
Lehman XS Trust Series 2006-2N
1.97%, 02 /25/2046 102 95
1.00 x 1 Month USD LIBOR + 0.26%
Ludgate Funding PLC
0.00%, 01 /01/2061
(e)
EUR 88 92
1.00 x 3 Month Euro Interbank Offered
Rate + 0.16%
1.36%, 01 /01/2061 GBP 342 429
1.00 x 3 Month GBP LIBOR + 0.60%
MASTR Alternative Loan Trust 2003-9
5.25%, 11 /25/2033 $ 41 43

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
MASTR Alternative Loan Trust 2004-5
5.50%, 06 /25/2034 $ 40 $ 42
6.00%, 06 /25/2034 47 49
MASTR Alternative Loan Trust 2004-8
6.00%, 09 /25/2034 251 268
Merrill Lynch Mortgage Investors Trust Series
MLCC 2006-2
3.96%, 05 /25/2036
(l)
21 21
Newgate Funding PLC
0.17%, 12 /15/2050 EUR 124 133
1.00 x 3 Month Euro Interbank Offered
Rate + 0.60%
OBX 2019-EXP3 Trust
3.50%, 10 /25/2059
(f),(l)
$ 295 297
RCO V Mortgage LLC 2019-1
3.72%, 05 /24/2024
(f),(l)
542 543
Residential Asset Securitization Trust 2005-A8CB
5.38%, 07 /25/2035 250 227
RMAC Securities No 1 PLC
0.00%, 06 /12/2044
(e)
EUR 82 87
1.00 x 3 Month Euro Interbank Offered
Rate + 0.15%
Sequoia Mortgage Trust 2018-CH1
4.00%, 02 /25/2048
(f),(l)
$ 145 148
Sequoia Mortgage Trust 2019-CH1
4.50%, 03 /25/2049
(f),(l)
568 579
STACR Trust 2018-DNA3
5.61%, 09 /25/2048
(f)
1,855 1,985
1.00 x 1 Month USD LIBOR + 3.90%
STACR Trust 2018-HRP2
4.11%, 02 /25/2047
(f)
2,390 2,440
1.00 x 1 Month USD LIBOR + 2.40%
Structured Adjustable Rate Mortgage Loan Trust
2.02%, 07 /25/2035 619 493
1.00 x 1 Month USD LIBOR + 0.31%
Toorak Mortgage Corp 2018-1 Ltd
4.34%, 08 /25/2021
(f),(l)
1,880 1,899
Towd Point Mortgage Trust 2019-4
2.90%, 10 /25/2059
(f),(l)
465 470
$ 35,652
Oil & Gas - 0.97%
Bellatrix Exploration Ltd
0.00%, 09 /11/2023
(e),(g),(h)
236 141
0.00%, 12 /15/2023
(e),(g),(h),( i )
257 —
Bruin E&P Partners LLC
8.88%, 08 /01/2023
(f)
675 432
California Resources Corp
8.00%, 12 /15/2022
(f)
795 199
Cobalt International Energy Inc
0.00%, 12 /01/2023
(e)
4,635 278
Gulfport Energy Corp
6.00%, 10 /15/2024 175 120
6.38%, 05 /15/2025 705 458
Odebrecht Drilling Norbe VIII/IX Ltd
6.35%, 12 /01/2021 1,855 1,846
Odebrecht Offshore Drilling Finance Ltd
6.72%, 12 /01/2022 686 675
OGX Austria GmbH
0.00%, 06 /01/2018
(e),(f)
600 —
0.00%, 04 /01/2022
(e),(f)
1,100 —
Petrobras Global Finance BV
5.75%, 02 /01/2029 640 703
7.25%, 03 /17/2044 125 149
Petroleos Mexicanos
6.49%, 01 /23/2027
(f)
950 1,000
6.84%, 01 /23/2030
(f)
2,200 2,311
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Vine Oil & Gas LP / Vine Oil & Gas Finance
Corp
8.75%, 04 /15/2023
(f)
$ 690 $ 283
9.75%, 04 /15/2023
(f)
640 267
YPF SA
6.95%, 07 /21/2027
(f)
240 183
13.39%, 07 /07/2020
(f)
410 67
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 4.00%
$ 9,112
Other Asset Backed Securities - 4.93%
Accelerated Assets 2018-1 LLC
4.51%, 12 /02/2033
(f)
171 176
Adams Outdoor Advertising LP
4.81%, 11 /15/2048
(f)
764 798
AIG CLO 2018-1 Ltd
8.42%, 01 /20/2032
(f)
2,640 2,454
1.00 x 3 Month USD LIBOR + 6.45%
AIM Aviation Finance Ltd
5.07%, 02 /15/2040
(f),(l)
731 731
Ajax Mortgage Loan Trust 2017-B
3.16%, 09 /25/2056
(f),(l)
287 288
ALM VII R Ltd
9.14%, 10 /15/2028
(f)
2,000 1,976
1.00 x 3 Month USD LIBOR + 7.14%
American Homes 4 Rent 2014-SFR2 Trust
5.15%, 10 /17/2036
(f)
280 302
6.23%, 10 /17/2036
(f)
695 768
American Homes 4 Rent 2014-SFR3 Trust
6.42%, 12 /17/2036
(f)
900 1,003
American Homes 4 Rent 2015-SFR1
5.64%, 04 /17/2052
(f)
1,045 1,133
Apidos CLO XXII
7.97%, 10 /20/2027
(f)
750 731
1.00 x 3 Month USD LIBOR + 6.00%
Ascentium Equipment Receivables 2017-2 Trust
2.87%, 08 /10/2022
(f)
80 81
Avery Point VII CLO Ltd
8.60%, 01 /15/2028
(f)
1,400 1,364
1.00 x 3 Month USD LIBOR + 6.60%
Bayview Opportunity Master Fund IVa Trust
2019-RN2
3.97%, 03 /28/2034
(f),(l)
283 285
Bayview Opportunity Master Fund Trust IVb
2019-RN1
4.09%, 02 /28/2034
(f),(l)
252 255
BCC Funding XIV LLC
6.00%, 04 /21/2025
(f)
250 256
Blackbird Capital Aircraft Lease Securitization
Ltd 2016-1
4.21%, 12 /16/2041
(f),(l)
210 216
5.68%, 12 /16/2041
(f),(l)
580 607
Bowman Park CLO Ltd
7.31%, 11 /23/2025
(f)
1,000 997
1.00 x 3 Month USD LIBOR + 5.40%
Cairn CLO XI DAC
0.00%, 07 /15/2035
(e),(f),(o)
EUR 360 375
1.00 x 3 Month Euro Interbank Offered
Rate + 6.77%
CCG Receivables Trust 2018-1
3.42%, 06 /16/2025
(f)
$ 100 101
Coinstar Funding LLC Series 2017-1
5.22%, 04 /25/2047
(f)
707 727
Colony American Finance 2015-1 Ltd
5.65%, 10 /15/2047
(f)
550 554
Colony American Finance 2016-1 Ltd
4.64%, 06 /15/2048
(f),(l)
260 263

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
CVP Cascade CLO-2 Ltd
3.20%, 07 /18/2026
(f)
$ 464 $ 464
1.00 x 3 Month USD LIBOR + 1.20%
DB Master Finance LLC
4.35%, 05 /20/2049
(f)
159 168
Diamond Resorts Owner Trust
6.07%, 10 /22/2029
(f)
88 90
Diamond Resorts Owner Trust 2018-1
4.53%, 01 /21/2031
(f)
314 321
Diamond Resorts Owner Trust 2019-1
3.53%, 02 /20/2032
(f)
322 323
Domino's Pizza Master Issuer LLC
4.12%, 07 /25/2047
(f)
49 51
Driven Brands Funding LLC
4.74%, 04 /20/2048
(f)
167 175
Dryden 33 Senior Loan Fund
8.97%, 04 /15/2029
(f)
700 667
1.00 x 3 Month USD LIBOR + 6.97%
Dryden 63 GBP CLO 2018 BV
3.68%, 10 /15/2032
(f)
GBP 2,060 2,665
1.00 x 3 Month GBP LIBOR + 2.90%
5.28%, 10 /15/2032
(f)
1,052 1,361
1.00 x 3 Month GBP LIBOR + 4.50%
Elevation CLO 2015-4 Ltd
2.99%, 04 /18/2027
(f)
$ 314 314
1.00 x 3 Month USD LIBOR + 0.99%
Fairstone Financial Issuance Trust I
3.95%, 03 /21/2033
(f)
CAD 515 390
Five Guys Funding LLC
4.60%, 07 /25/2047
(f)
$ 462 481
GCA2014 Holdings Ltd - Class C
6.00%, 01 /05/2030
(f),(g),(h)
654 539
GCA2014 Holdings Ltd - Class D
7.50%, 01 /05/2030
(f),(g),(h)
290 164
GCA2014 Holdings Ltd - Class E
0.00%, 01 /05/2030
(e),(f),(g),(h)
1,030 —
Global Container Assets Ltd
4.50%, 02 /05/2030
(f)
243 240
Halcyon Loan Advisors Funding 2014-2 Ltd
3.12%, 04 /28/2025
(f)
299 299
1.00 x 3 Month USD LIBOR + 1.18%
Harbour Aircraft Investments Ltd
8.00%, 11 /15/2037 1,156 1,163
Invitation Homes 2018-SFR1 Trust
3.76%, 03 /17/2037
(f)
470 471
1.00 x 1 Month USD LIBOR + 2.00%
Invitation Homes 2018-SFR2 Trust
3.77%, 06 /17/2037
(f)
835 838
1.00 x 1 Month USD LIBOR + 2.00%
Invitation Homes 2018-SFR4 Trust
3.41%, 01 /17/2038
(f)
210 210
1.00 x 1 Month USD LIBOR + 1.65%
Jamestown CLO VII Ltd
2.77%, 07 /25/2027
(f)
538 537
1.00 x 3 Month USD LIBOR + 0.83%
Kestrel Aircraft Funding Ltd
4.25%, 12 /15/2038
(f)
367 374
KKR Clo 25 Ltd
8.54%, 04 /15/2032
(f)
640 604
1.00 x 3 Month USD LIBOR + 6.54%
Legacy Mortgage Asset Trust 2019-GS3
3.75%, 04 /25/2059
(f),(l)
375 379
Madison Park Funding XII Ltd
3.62%, 07 /20/2026
(f)
250 250
1.00 x 3 Month USD LIBOR + 1.65%
MAPS 2018-1 Ltd
4.21%, 05 /15/2043
(f)
672 684
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Marlette Funding Trust 2019-1
3.44%, 04 /16/2029
(f)
$ 183 $ 185
Marlette Funding Trust 2019-3
2.69%, 09 /17/2029
(f)
195 196
Mountain View CLO X Ltd
2.82%, 10 /13/2027
(f)
640 638
1.00 x 3 Month USD LIBOR + 0.82%
Octagon Investment Partners XVI Ltd
7.75%, 07 /17/2030
(f)
500 457
1.00 x 3 Month USD LIBOR + 5.75%
OneMain Financial Issuance Trust 2015-3
4.16%, 11 /20/2028
(f)
790 794
OneMain Financial Issuance Trust 2019-1
4.22%, 02 /14/2031
(f)
620 644
Oxford Finance Funding 2019-1 LLC
4.46%, 02 /15/2027
(f)
145 148
Parallel 2015-1 Ltd
2.82%, 07 /20/2027
(f)
625 623
1.00 x 3 Month USD LIBOR + 0.85%
Planet Fitness Master Issuer LLC
3.86%, 12 /05/2049
(f),(o)
275 276
4.26%, 09 /05/2048
(f)
599 611
Progress Residential 2017-SFR2 Trust
4.14%, 12 /17/2034
(f)
100 101
Progress Residential 2018-SFR2 Trust
4.66%, 08 /17/2035
(f)
100 103
Progress Residential 2019-SFR1 Trust
4.47%, 08 /17/2035
(f)
420 430
Prosper Pass-Thru Trust II Series 2019-St2
0.00%, 11 /15/2025
(e),(f),(g)
1,190 1,249
0.00%, 11 /15/2025
(e),(f),(g)
595 503
PRPM 2017-3 LLC
3.47%, 11 /25/2022
(f),(l)
191 191
5.00%, 11 /25/2022
(f),(l)
105 104
PRPM 2018-1 LLC
5.00%, 04 /25/2023
(f),(l)
200 201
PRPM LLC
0.00%, 11 /25/2024
(e),(f),(l),(o)
210 210
Republic FInance Issuance Trust 2019-A
3.43%, 11 /22/2027
(f)
490 490
SCF Equipment Leasing 2018-1 LLC
4.21%, 04 /20/2027
(f)
795 801
S-Jets 2017-1 Ltd
3.97%, 08 /15/2042
(f)
789 795
Sofi Consumer Loan Program 2018-2 Trust
3.35%, 04 /26/2027
(f)
360 363
Sound Point Clo XV Ltd
7.89%, 01 /23/2029
(f)
1,500 1,301
1.00 x 3 Month USD LIBOR + 5.96%
Sprite 2017-1 Ltd
5.75%, 12 /15/2037
(f)
254 264
Staniford Street CLO Ltd
3.30%, 06 /15/2025
(f)
340 340
1.00 x 3 Month USD LIBOR + 1.18%
TAL Advantage V LLC
3.55%, 11 /20/2038
(f)
210 210
Thunderbolt Aircraft Lease Ltd
5.75%, 05 /17/2032
(f),(l)
177 184
Towd Point Mortgage Trust
2.50%, 11 /25/2060
(f),(l)
282 282
Tricon American Homes 2019-SFR1 Trust
2.75%, 03 /17/2038
(f)
220 221
Venture XXI CLO Ltd
2.88%, 07 /15/2027
(f)
461 460
1.00 x 3 Month USD LIBOR + 0.88%
Vericrest Opportunity Loan Trust 2019-NPL3
3.97%, 03 /25/2049
(f),(l)
375 378

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
VOLT LXXII LLC
4.21%, 10 /26/2048
(f),(l)
$ 688 $ 688
VOLT LXXV LLC
4.34%, 01 /25/2049
(f),(l)
579 584
WAVE 2017-1 Trust
5.68%, 11 /15/2042
(f)
250 259
Wingstop Funding 2018-1 LLC
4.97%, 12 /05/2048
(f)
154 158
$ 46,105
Packaging & Containers - 0.11%
Cascades Inc/Cascades USA Inc
5.13%, 01 /15/2025
(f),(g),(h)
CAD 68 51
Flex Acquisition Co Inc
7.88%, 07 /15/2026
(f)
$ 1,047 1,000
$ 1,051
Pharmaceuticals - 0.44%
CVS Health Corp
2.82%, 03 /09/2021 1,385 1,392
3 Month USD LIBOR + 0.72%
Mylan Inc
5.20%, 04 /15/2048 130 141
5.40%, 11 /29/2043 255 280
Mylan NV
5.25%, 06 /15/2046 775 853
Teva Pharmaceutical Finance Netherlands II BV
6.00%, 01 /31/2025
(f)
EUR 190 218
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10 /01/2046 $ 1,420 1,033
7.13%, 01 /31/2025
(f)
210 214
$ 4,131
Pipelines - 0.11%
Cheniere Corpus Christi Holdings LLC
3.70%, 11 /15/2029
(f)
630 636
Midwest Connector Capital Co LLC
3.63%, 04 /01/2022
(f)
410 420
$ 1,056
Real Estate - 0.46%
Arabian Centres Co Ltd
5.38%, 11 /26/2024
(f)
3,250 3,315
CFLD Cayman Investment Ltd
6.50%, 12 /21/2020 200 201
Easy Tactic Ltd
8.13%, 02 /27/2023 200 199
Kaisa Group Holdings Ltd
11.95%, 10 /22/2022
(f)
420 430
Sunac China Holdings Ltd
7.25%, 06 /14/2022 200 203
$ 4,348
Regional Authority - 0.06%
Provincia de Buenos Aires/Government Bonds
6.50%, 02 /15/2023
(f)
545 188
53.15%, 04 /12/2025
(f)
ARS 11,045 54
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 3.75%
59.74%, 05 /31/2022 51,665 271
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 3.83%
$ 513
Retail - 0.29%
1011778 BC ULC / New Red Finance Inc
4.38%, 01 /15/2028
(f)
$ 565 567
Staples Inc
10.75%, 04 /15/2027
(f),(n)
2,048 2,110
$ 2,677
Semiconductors - 0.23%
Broadcom Inc
4.75%, 04 /15/2029
(f)
1,985 2,123
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software - 0.02%
MSCI Inc
4.00%, 11 /15/2029
(f)
$ 155 $ 156
Sovereign - 11.58%
1MDB Global Investments Ltd
4.40%, 03 /09/2023 3,400 3,281
Abu Dhabi Government International Bond
2.13%, 09 /30/2024
(f)
2,400 2,388
2.13%, 09 /30/2024 1,050 1,045
3.13%, 09 /30/2049
(f)
2,470 2,406
3.13%, 09 /30/2049 1,050 1,023
Angolan Government International Bond
8.00%, 11 /26/2029
(f)
2,625 2,615
Argentina POM Politica Monetaria
70.81%, 06 /21/2020 ARS 6,725 36
Argentina Blended Historical Policy Rate
+ 0.00%
Argentine Republic Government International
Bond
3.88%, 01 /15/2022 EUR 66 29
4.63%, 01 /11/2023 $ 3,295 1,336
5.00%, 01 /15/2027 EUR 3,036 1,258
5.25%, 01 /15/2028 11,561 4,789
5.88%, 01 /11/2028 $ 1,300 515
6.63%, 07 /06/2028 3,750 1,505
Bahrain Government International Bond
5.63%, 09 /30/2031
(f)
4,450 4,632
Bonos de la Tesoreria de la Republica
1.90%, 09 /01/2030 CLP 2,639,489 3,686
Costa Rica Government International Bond
4.25%, 01 /26/2023 $ 2,658 2,628
7.00%, 04 /04/2044
(n)
1,673 1,669
7.16%, 03 /12/2045
(n)
439 443
Dominican Republic International Bond
6.00%, 07 /19/2028
(n)
749 817
Egypt Government International Bond
7.05%, 01 /15/2032
(f)
1,700 1,724
7.50%, 01 /31/2027 3,925 4,278
El Salvador Government International Bond
7.38%, 12 /01/2019 1,286 1,286
Export-Import Bank of Korea
2.63%, 06 /25/2022 650 652
3 Month USD LIBOR + 0.53%
Hellenic Republic Treasury Bill
0.00%, 06 /12/2020
(e)
EUR 1,124 1,236
Hungary Government Bond
3.00%, 08 /21/2030
(n)
HUF 430,000 1,552
Indonesia Treasury Bond
8.38%, 03 /15/2034 IDR 53,650,000 4,090
8.75%, 05 /15/2031 55,775,000 4,384
Ivory Coast Government International Bond
5.25%, 03 /22/2030 EUR 3,594 3,936
Kenya Government International Bond
7.00%, 05 /22/2027
(f)
$ 3,800 3,971
Mexican Bonos
7.75%, 11 /13/2042 MXN 53,200 2,835
Montenegro Government International Bond
3.38%, 04 /21/2025
(f)
EUR 3,280 3,855
5.75%, 03 /10/2021 2,282 2,676
Peru Government Bond
6.15%, 08 /12/2032
(f)
PEN 9,875 3,259
Peruvian Government International Bond
6.35%, 08 /12/2028 7,550 2,567
Republic of Italy Government International Bond
2.38%, 10 /17/2024 $ 412 403
Republic of South Africa Government Bond
8.75%, 01 /31/2044 ZAR 56,410 3,331
8.88%, 02 /28/2035 40,400 2,543
10.50%, 12 /21/2026
(n)
46,400 3,504

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Russian Federal Bond - OFZ
7.03%, 01 /19/2028 RUB 358,350 $ 5,851
Sri Lanka Government International Bond
6.75%, 04 /18/2028 $ 875 798
6.85%, 03 /14/2024 2,390 2,390
Turkey Government International Bond
5.60%, 11 /14/2024 3,625 3,641
6.88%, 03 /17/2036
(n)
497 497
Ukraine Government Bond
16.00%, 08 /11/2021 UAH 51,750 2,217
Ukraine Government International Bond
0.00%, 05 /31/2040
(e),(l)
$ 2,695 2,459
7.75%, 09 /01/2027 2,210 2,331
$ 108,367
Student Loan Asset Backed Securities - 0.24%
Navient Private Education Refi Loan Trust
2018-A
3.68%, 02 /18/2042
(f)
140 145
Navient Private Education Refi Loan Trust 2019-F
3.12%, 08 /15/2068
(f)
445 441
SLM Private Credit Student Loan Trust 2003-A
5.26%, 06 /15/2032 239 239
1.00 x US 28 Day Auction Rate + 0.00%
SLM Private Credit Student Loan Trust 2003-B
5.26%, 03 /15/2033 550 550
1.00 x US 28 Day Auction Rate + 0.00%
5.26%, 03 /15/2033 100 100
1.00 x US 28 Day Auction Rate + 0.00%
SMB Private Education Loan Trust 2015-C
3.50%, 09 /15/2043
(f)
100 102
SMB Private Education Loan Trust 2017-B
2.52%, 10 /15/2035
(f)
283 283
1.00 x 1 Month USD LIBOR + 0.75%
SoFi Professional Loan Program 2014-B LLC
2.96%, 08 /25/2032
(f)
15 15
1.00 x 1 Month USD LIBOR + 1.25%
SoFi Professional Loan Program 2015-A LLC
2.91%, 03 /25/2033
(f)
83 83
1.00 x 1 Month USD LIBOR + 1.20%
SoFi Professional Loan Program 2015-C LLC
3.58%, 08 /25/2036
(f)
44 45
Sofi Professional Loan Program 2016-A LLC
3.57%, 01 /26/2038
(f)
244 248
$ 2,251
Supranational Bank - 0.42%
African Export-Import Bank/The
3.99%, 09 /21/2029
(f)
1,700 1,706
Banque Ouest Africaine de Developpement
5.00%, 07 /27/2027
(f)
200 212
5.00%, 07 /27/2027 1,900 2,014
$ 3,932
Telecommunications - 1.23%
Bharti Airtel Ltd
4.38%, 06 /10/2025 200 201
C&W Senior Financing DAC
7.50%, 10 /15/2026
(f)
1,850 1,987
CommScope Technologies LLC
5.00%, 03 /15/2027
(f)
650 570
6.00%, 06 /15/2025
(f)
35 34
Gogo Intermediate Holdings LLC / Gogo Finance
Co Inc
9.88%, 05 /01/2024
(f),(n)
2,000 2,102
Intelsat Connect Finance SA
9.50%, 02 /15/2023
(f)
1,042 610
Intelsat Jackson Holdings SA
9.75%, 07 /15/2025
(f)
1,000 840
Kenbourne Invest SA
6.88%, 11 /26/2024
(f)
355 359
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Millicom International Cellular SA
5.13%, 01 /15/2028
(f)
$ 200 $ 204
MTN Mauritius Investments Ltd
5.37%, 02 /13/2022 2,610 2,704
6.50%, 10 /13/2026 900 995
T-Mobile US Inc
0.00%, 02 /01/2028
(e),(g),(h)
706 —
West Corp
8.50%, 10 /15/2025
(f)
1,109 887
$ 11,493
Toys, Games & Hobbies - 0.08%
Hasbro Inc
3.90%, 11 /19/2029 760 761
Transportation - 0.07%
FedEx Corp
3.40%, 01 /14/2022 675 693
TOTAL BONDS $ 360,402
CONVERTIBLE BONDS - 0.40%
Principal
Amount (000's) Value (000's)
Biotechnology - 0.05%
BioMarin Pharmaceutical Inc
0.60%, 08 /01/2024 455 468
Healthcare - Services - 0.19%
NMC Health Jersey Ltd
1.88%, 04 /30/2025 2,000 1,773
Media - 0.10%
DISH Network Corp
2.38%, 03 /15/2024 555 501
3.38%, 08 /15/2026 480 453
$ 954
Oil & Gas - 0.01%
Chesapeake Energy Corp
5.50%, 09 /15/2026 190 83
Nabors Industries Inc
0.75%, 01 /15/2024 85 55
$ 138
Pharmaceuticals - 0.00%
Flexion Therapeutics Inc
3.38%, 05 /01/2024 45 44
Telecommunications - 0.04%
CalAmp Corp
2.00%, 08 /01/2025 405 333
Trucking & Leasing - 0.01%
Greenbrier Cos Inc/The
2.88%, 02 /01/2024 80 75
TOTAL CONVERTIBLE BONDS $ 3,785
MUNICIPAL BONDS - 0.06%
Principal
Amount (000's) Value (000's)
Massachusetts - 0.06%
Massachusetts Educational Financing Authority
3.85%, 05 /25/2033 $ 579 $ 590
TOTAL MUNICIPAL BONDS $ 590
SENIOR FLOATING RATE INTERESTS
- 3.48%
Principal
Amount (000's) Value (000's)
Automobile Parts & Equipment - 0.15%
American Axle & Manufacturing Inc
4.01%, 03 /08/2024
(p)
$ 440 $ 432
3 Month USD LIBOR + 2.25%
GC EOS Buyer Inc
6.59%, 06 /27/2025
(p)
983 950
3 Month USD LIBOR + 3.25%
$ 1,382
Building Materials - 0.10%
Airxcel Inc
10.54%, 04 /27/2026
(p)
426 381
3 Month USD LIBOR + 8.75%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2019 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
JELD-WEN Inc
4.10%, 12 /14/2024
(p)
$ 566 $ 566
3 Month USD LIBOR + 2.00%
$ 947
Chemicals - 0.23%
ASP Unifrax Holdings Inc
5.85%, 12 /12/2025
(p)
655 544
3 Month USD LIBOR + 3.75%
10.63%, 12 /14/2026
(p)
637 522
3 Month USD LIBOR + 8.50%
Axalta Coating Systems US Holdings Inc
3.85%, 06 /21/2024
(p)
341 341
3 Month USD LIBOR + 1.75%
Polymer Additives Inc
7.70%, 07 /25/2025
(p)
1,021 725
3 Month USD LIBOR + 6.00%
$ 2,132
Commercial Services - 0.13%
Digital Room Holdings Inc
6.70%, 05 /08/2026
(p)
240 217
3 Month USD LIBOR + 5.00%
Imagine! Print Solutions Inc
10.46%, 06 /21/2023
(p)
427 64
3 Month USD LIBOR + 8.75%
PSC Industrial Outsourcing LP
10.27%, 10 /13/2025
(p)
980 938
3 Month USD LIBOR + 8.50%
$ 1,219
Computers - 0.23%
Electronics For Imaging Inc
7.10%, 07 /02/2026
(p)
374 345
3 Month USD LIBOR + 5.00%
McAfee LLC
10.21%, 09 /29/2025
(p)
1,750 1,756
3 Month USD LIBOR + 3.25%
Science Applications International Corp
3.54%, 11 /05/2025
(p)
40 40
3 Month USD LIBOR + 1.75%
$ 2,141
Distribution & Wholesale - 0.02%
American Builders & Contractors Supply Co Inc
3.78%, 01 /15/2027
(p)
220 220
1 Month USD LIBOR + 2.00%
Electric - 0.00%
AES Corp/VA
3.87%, 05 /31/2022
(p)
24 24
3 Month USD LIBOR + 1.75%
Engineering & Construction - 0.06%
Qualtek USA LLC
8.00%, 07 /18/2025
(p)
585 571
3 Month USD LIBOR + 5.75%
Entertainment - 0.13%
Deluxe Entertainment
8.27%, 03 /25/2024
(p)
608 605
10.27%, 09 /25/2024
(p)
779 580
$ 1,185
Environmental Control - 0.03%
Innovative Water Care Global Corp
7.10%, 02 /27/2026
(p)
369 313
3 Month USD LIBOR + 5.00%
Food Service - 0.27%
TKC Holdings Inc
9.71%, 01 /31/2024
(p)
2,647 2,531
3 Month USD LIBOR + 8.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Home Furnishings - 0.05%
TGP Holdings III LLC
10.20%, 09 /25/2025
(p)
$ 516 $ 464
3 Month USD LIBOR + 8.50%
Insurance - 0.13%
AIS Holdco LLC
6.93%, 08 /15/2025
(p)
287 270
3 Month USD LIBOR + 5.00%
Confie Seguros Holding II Co
10.63%, 10 /31/2025
(p)
979 920
3 Month USD LIBOR + 8.50%
$ 1,190
Internet - 0.18%
Uber Technologies Inc
5.30%, 07 /13/2023
(p)
275 269
3 Month USD LIBOR + 3.50%
Web.com Group Inc
9.51%, 10 /11/2026
(p)
1,464 1,402
3 Month USD LIBOR + 3.00%
$ 1,671
Leisure Products & Services - 0.07%
Recess Holdings Inc
9.45%, 09 /29/2025
(p)
714 677
3 Month USD LIBOR + 7.75%
Media - 0.24%
CSC Holdings LLC
4.33%, 04 /27/2027
(p)
124 124
1 Month USD LIBOR + 2.50%
Global Eagle Entertainment Inc
9.71%, 12 /22/2022
(p)
169 151
3 Month USD LIBOR + 7.50%
iHeartCommunications Inc
5.78%, 05 /01/2026
(p)
297 298
3 Month USD LIBOR + 4.00%
MediArena Acquisition BV
11.09%, 08 /13/2022
(p)
1,000 1,004
US LIBOR + 2.25%
Ziggo BV
3.00%, 01 /17/2029
(p)
EUR 235 258
3 Month Euro Interbank Offered Rate +
3.00%
4.27%, 04 /15/2025
(p)
$ 437 437
US LIBOR + 2.50%
$ 2,272
Metal Fabrication & Hardware - 0.23%
Eco-Bat Technologies Ltd
1.00%, PIK 11.00%, 03/31/2017
(p ),( q)
EUR 7,150 2,107
Miscellaneous Manufacturers - 0.09%
4L Technologies Inc/NV
6.20%, 05 /08/2020
(p)
$ 1,648 876
3 Month USD LIBOR + 4.50%
Oil & Gas - 0.04%
California Resources Corp
6.46%, 11 /14/2022
(p)
184 154
US LIBOR + 4.75%
Gavilan Resources LLC
7.79%, 03 /01/2024
(p)
680 238
3 Month USD LIBOR + 6.00%
$ 392
Oil & Gas Services - 0.14%
McDermott Technology Americas Inc
0.00%, 10 /21/2021
(p),(r)
1,300 1,309
1 Month USD LIBOR + 10.00%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2019 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pipelines - 0.76%
Southcross
9.86%, 12 /30/2019
(p)
$ 635 $ 603
US LIBOR + 5.25%
11.77%, 12 /30/2019
(p)
299 299
US LIBOR + 10.00%
Southcross Energy Partners LP
9.86%, 12 /30/2019
(p)
1,764 1,676
US LIBOR + 10.00%
10.11%, 08 /04/2021
(p)
6,399 3,647
3 Month USD LIBOR + 4.25%
11.77%, 12 /30/2019
(p)
296 296
US LIBOR + 10.00%
13.56%, 12 /30/2019
(p)
547 545
US LIBOR + 10.00%
$ 7,066
Real Estate - 0.00%
Toys R Us Property Co I LLC
0.00%, 08 /21/2019
(e),(g),(p)
33 30
3 Month USD LIBOR + 5.00%
REITs - 0.06%
Iron Mountain Inc
3.54%, 01 /02/2026
(p)
609 604
3 Month USD LIBOR + 1.75%
Retail - 0.08%
1011778 BC ULC
0.00%, 11 /14/2026
(p),(r)
276 275
1 Month USD LIBOR + 1.75%
Spencer Spirit IH LLC
7.72%, 06 /12/2026
(p)
498 479
3 Month USD LIBOR + 5.50%
$ 754
Software - 0.06%
IQVIA Inc
3.85%, 06 /11/2025
(p)
527 528
3 Month USD LIBOR + 1.75%
TOTAL SENIOR FLOATING RATE INTERESTS $ 32,605
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 56.80%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 3.32%
2.50%, 12 /01/2049
(s)
$ 31,395 $ 31,079
U.S. Treasury - 50.97%
1.25%, 10 /31/2021
(n)
20,120 19,968
1.38%, 10 /15/2022
(n)
2,079 2,065
1.63%, 11 /15/2022
(n)
38,901 38,925
1.63%, 09 /30/2026
(n)
24,523 24,361
1.63%, 10 /31/2026
(n)
20,195 20,055
1.88%, 09 /30/2022
(n)
11,272 11,357
2.00%, 05 /31/2024
(n)
13,772 13,996
2.13%, 05 /15/2022
(n)
63,093 63,855
2.13%, 11 /30/2024
(n)
52,602 53,812
2.25%, 03 /31/2021
(n)
13,602 13,702
2.50%, 05 /31/2020
(n)
12,007 12,055
2.50%, 01 /15/2022
(n)
18,950 19,294
2.63%, 12 /31/2023
(n)
17,805 18,505
2.63%, 01 /31/2026
(n)
26,827 28,265
2.75%, 09 /30/2020
(n)
53,305 53,769
2.75%, 05 /31/2023
(n)
13,414 13,929
2.75%, 06 /30/2025
(n)
10,329 10,917
2.88%, 05 /31/2025
(n)
13,772 14,638
2.88%, 07 /31/2025
(n)
17,215 18,323
2.88%, 05 /15/2043
(n)
6,707 7,544
3.00%, 05 /15/2045
(n)
15,341 17,732
$ 477,067
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Bill - 1.39%
1.50%, 11 /05/2020
(t)
$ 3,100 $ 3,055
1.52%, 09 /10/2020
(t)
2,280 2,252
1.53%, 10 /08/2020
(t)
2,285 2,254
1.61%, 01 /16/2020
(n),(t)
4,000 3,992
1.90%, 06 /18/2020
(t),(u)
1,470 1,457
$ 13,010
U.S. Treasury Inflation-Indexed Obligations - 1.12%
0.13%, 10 /15/2024
(n)
1,384 1,384
0.50%, 04 /15/2024
(n)
9,010 9,111
$ 10,495
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 531,651
REPURCHASE AGREEMENTS - 29.02%
Maturity
Amount (000's) Value (000's)
Banks - 29.02%
Barclays Repurchase Agreement on securities sold
short; 1.25% traded 10/23/ 2019 ( collateralized
by Comision Federal de Electricidad ;
$4,677,292; 6.13%; dated 06/16/45)
(v)
$ 3,970 $ 3,964
Merrill Lynch Repurchase Agreement on
securities sold short; 0.10% traded 11/29/2019
maturing 12/02/2019 (collateralized by United
States Treasury Note/Bond; $52,942,427;
1.50%; dated 10/31/24)
53,008 53,008
Merrill Lynch Repurchase Agreement on
securities sold short; 1.10% traded 11/29/2019
maturing 12/02/2019 (collateralized by United
States Treasury Note/Bond; $12,107,602;
1.50%; dated 10/31/21)
12,107 12,106
Merrill Lynch Repurchase Agreement on
securities sold short; 1.25% traded 11/13/ 2019
( collateralized by Argentine Republic
Government International Bond; $3,612,328;
7.50%; dated 04/22/26)
(v)
3,231 3,229
Merrill Lynch Repurchase Agreement on
securities sold short; 1.42% traded 11/29/2019
maturing 12/02/2019 (collateralized by United
States Treasury Note/Bond; $15,186,444;
1.63%; dated 08/15/29)
15,227 15,226
Merrill Lynch Repurchase Agreement on
securities sold short; 1.45% traded 09/26/ 2019
( collateralized by Republic of South Africa
Government International Bond; $3,163,505;
4.85%; dated 09/27/27)
(v)
3,198 3,190
Merrill Lynch Repurchase Agreement on
securities sold short; 1.55% traded 11/29/2019
maturing 12/02/2019 (collateralized by United
States Treasury Note/Bond; $3,058,853;
2.38%; dated 11/15/49)
3,069 3,069
Merrill Lynch Repurchase Agreement on
securities sold short; 1.60% traded 10/18/ 2019
( collateralized by Argentine Republic
Government International Bond; $1,537,488;
7.13%; dated 06/28/17)
(v)
1,627 1,624
Merrill Lynch Repurchase Agreement on
securities sold short; 1.65% traded 11/29/2019
maturing 12/02/2019 (collateralized by United
States Treasury Inflation Indexed Bonds;
$2,930,927; 0.25%; dated 07/15/29)
2,942 2,942
Merrill Lynch Repurchase Agreement on
securities sold short; 1.70% traded 11/29/2019
maturing 12/02/2019 (collateralized by United
States Treasury Note/Bond; $29,722,357;
2.38%; dated 05/15/27)
29,801 29,798

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2019 (unaudited)
See accompanying notes.

REPURCHASE AGREEMENTS (continued)
Maturity
Amount (000’s) Value (000’s)
Banks (continued)
Merrill Lynch Repurchase Agreement on
securities sold short; 1.70% traded 11/29/2019
maturing 12/02/2019 (collateralized by United
States Treasury Note/Bond; $37,825,554;
1.75%; dated 06/30/24)
$ 37,826 $ 37,822
Merrill Lynch Repurchase Agreement on
securities sold short; 1.70% traded 11/29/2019
maturing 12/02/2019 (collateralized by United
States Treasury Note/Bond; $36,299,918;
1.50%; dated 09/15/22)
36,287 36,284
Merrill Lynch Repurchase Agreement on
securities sold short; 1.70% traded 11/29/2019
maturing 12/02/2019 (collateralized by United
States Treasury Note/Bond; $27,051,466;
1.25%; dated 08/31/24)
27,057 27,055
Merrill Lynch Repurchase Agreement on
securities sold short; 1.70% traded 11/29/2019
maturing 12/02/2019 (collateralized by United
States Treasury Note/Bond; $41,583,080;
1.50%; dated 09/30/21)
41,587 41,583
Merrill Lynch Repurchase Agreement on
securities sold short; 2.00% traded 08/02/ 2019
( collateralized by Turkey Government
International Bond; $719,418; 11.88%; dated
01/15/30)
(v)
685 680
$ 271,580
TOTAL REPURCHASE AGREEMENTS $ 271,580
TOTAL PURCHASED OPTIONS - 0.12% $ 1,076
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.07% $ 691
Total Investments $ 1,722,015
Other Assets and Liabilities -  (83.98)% (786,037)
TOTAL NET ASSETS - 100.00% $ 935,978
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was pledged as collateral for short sales.
At the end of the period, the value of these securities totaled $135,260 or
14.45% of net assets.
(c) All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(e) Non-income producing security
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $191,618 or 20.47% of net assets.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $7,142 or 0.76%
of net assets.
(h) The value of these investments was determined using significant unobservable inputs.
( i ) Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(j) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(k) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(l) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(m) Security is an Interest Only Strip.
(n) Security or portion of the security was pledged as collateral for reverse repurchase agreements. At the end of the period, the value of these securities totaled $486,760 or 52.01 % of net assets.
(o) Security purchased on a when-issued basis.
(p) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(q) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(r) This Senior Floating Rate Note will settle after November 30, 2019, at which time the interest rate will be determined.
(s) Security was purchased in a "to-be-announced" ("TBA") transaction.  See
Notes to Financial Statements for additional information.
(t) Rate shown is the discount rate of the original purchase.
(u) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $843 or 0.09% of net assets.
(v) Although the maturity date of the repurchase agreement is open-ended through the maturity date of the collateral, the Fund has a right to terminate the repurchase agreement and demand repayment from the counterparty at any time with two days' notice or less. During periods of high demand for the collateral security, the fund may also pay the counterparty a fee.
Portfolio Summary  ( unaudited)
Sector Percent
Government 65.54%
Financial 38.28%
Money Market Funds 12.92%
Mortgage Securities 12.08%
Consumer, Non-cyclical 10.91%
Consumer, Cyclical 8.05%
Industrial 7.73%
Asset Backed Securities 7.66%
Communications 6.66%
Technology 5.69%
Energy 3.21%
Basic Materials 3.06%
Investment Companies 1.04%
Utilities 0.83%
Purchased Options 0.12%
Diversified 0.07%
Purchased Interest Rate Swaptions 0.07%
Revenue Bonds 0.06%
Investments Sold Short (52.83)%
Other Assets and Liabilities
(31.15)%
TOTAL NET ASSETS
100.00%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2019 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2019 Purchases Sales November 30, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.52% $ 151,384 $ 505,542 $ 545,191 $ 111,735
$ 151,384 $ 505,542 $ 545,191 $ 111,735
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.52% $ 504 $ — $ — $ —
$ 504 $ — $ — $ —
Amounts in thousands.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Airbnb, Inc   0.00% 06/24/2015 $ 157 $ 202 0.02%
Bellatrix Exploration Ltd   0.00%, 12/15/2023 06/03/2019 14 6 — 0.00%
Birst Inc 06/15/2017 23 1 0.00%
DraftKings Inc 12/04/2014 89 172 0.02%
Element Comm Aviation 06/15/2015 2,800 2,419 0.26%
Forward Venture Services LLC   0.00% 11/20/2014 170 306 0.03%
Jand Inc 04/23/2015 19 27 0.00%
Jand Inc   0.00% 04/23/2015 43 61 0.01%
Klarna Holding AB 08/07/2015 89 191 0.02%
Lithium Technology Corp   0.00% 04/16/2015 21 — 0.00%
Marklogic Corp   0.00% 04/27/2015 172 142 0.02%
Pinterest Inc 03/16/2015 - 06/03/2019 280 253 0.03%
Uber Technologies Inc   8%, 11/01/2026 10/18/2018 - 04/01/2019 822 822 0.09%
Veracode Inc   0.00% 04/18/2017 2 4 3 0.00%
WE Company Common Class A 12/08/2014 6 3 0.00%
WE Company Preferred D-1   0.00% 12/08/2014 81 62 0.01%
WE Company Preferred D-2   0.00% 12/08/2014 64 48 0.00%
Total $ 4,712 0.51%
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - iShares 20+ Year Treasury
Bond ETF
N/A 235 $ 24 $ 137.00 12/23/2019 $ 52 $ 87 $ 35
Put - S&P 500 Index N/A 67 $ 7 $ 2,525.00 12/23/2019 458 — (458)
Put - S&P 500 Index N/A 73 $ 7 $ 2,700.00 06/22/2020 752 315 (437)
Put - S&P 500 Index N/A 37 $ 4 $ 2,775.00 09/21/2020 467 291 (176)
Put - S&P 500 Index N/A 37 $ 4 $ 2,850.00 03/23/2020 328 113 (215)
Call - AUD versus USD Barclays Bank PLC 1 AUD 3,069 AUD 0.75 12/12/2019 56 — (56)
Call - EUR versus CNH JPMorgan Chase 1 EUR 2,175 EUR 8.15 12/09/2019 38 — (38)
Call - EUR versus RON Societe Generale 1 EUR 2,577 EUR 4.92 05/15/2020 17 16 (1)
Call - EUR versus RON BNP Paribas 1 EUR 1,718 EUR 4.92 05/15/2020 11 11 —
Call - EUR versus USD Barclays Bank PLC 1 EUR 6,428 EUR 1.23 03/31/2020 61 1 (60)
Call - EUR versus USD Goldman Sachs & Co 1 EUR 4,090 EUR 1.15 12/17/2019 51 — (51)
Call - NZD versus USD Barclays Bank PLC 1 NZD 3,069 NZD 0.71 12/12/2019 54 — (54)
Call - USD versus CAD Goldman Sachs & Co 1 $ 2,820 $ 1.33 12/23/2019 15 9 (6)
Call - USD versus THB JPMorgan Chase 1 $ 7,880 $ 31.75 12/09/2019 82 — (82)
Call - USD versus THB Standard Chartered Hong
Kong
1 $ 8,180 $ 31.75 12/09/2019 79 — (79)
Call - USD versus THB JPMorgan Chase 1 $ 8,589 $ 31.25 12/09/2019 71 — (71)
Call - USD versus THB Standard Chartered Hong
Kong
1 $ 52,500 $ 31.25 12/09/2019 464 2 (462)
Call - USD versus THB Standard Chartered Hong
Kong
1 $ 8,370 $ 31.75 12/09/2019 38 — (38)
Call - USD versus THB Standard Chartered Hong
Kong
1 $ 4,295 $ 31.25 12/09/2019 38 — (38)
Put - USD versus CHF Barclays Bank PLC 1 $ 5,115 $ 0.95 12/23/2019 137 — (137)
Put - USD versus CHF Citigroup Inc 1 $ 2,745 $ 0.98 12/23/2019 18 2 (16)
Put - USD versus JPY Barclays Bank PLC 1 $ 5,115 $ 107.30 12/12/2019 114 1 (113)
Put - USD versus JPY Citigroup Inc 1 $ 5,115 $ 107.00 12/18/2019 108 2 (106)
Call - 90 Day Eurodollar Future;
December 2019
N/A 59 $ 148 $ 97.25 12/17/2019 26 124 98
Call - US 10 Year Note Future;
March 2020
N/A 66 $ 66 $ 131.50 12/30/2019 28 4 (24)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2019 (unaudited)
See accompanying notes.

Options (continued)
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - US Long Bond Future;
March 2020
N/A 84 $ 84 $ 162.00 12/30/2019 $ 40 $ 29 $ (11)
Put - 90 Day Eurodollar Future;
December 2019
N/A 132 $ 330 $ 97.13 12/17/2019 9 1 (8)
Put - 90 Day Eurodollar Future;
December 2019
N/A 59 $ 148 $ 97.25 12/17/2019 25 — (25)
Put - 90 Day Eurodollar Future;
December 2019
N/A 40 $ 100 $ 97.63 12/17/2019 2 — (2)
Put - 90 Day Eurodollar Future;
December 2021
N/A 95 $ 238 $ 98.25 12/16/2019 8 1 (7)
Put - 90 Day Eurodollar Future;
March 2020
N/A 23 $ 58 $ 97.38 03/17/2020 3 — (3)
Put - 90 Day Eurodollar Future;
March 2021
N/A 36 $ 90 $ 98.25 03/16/2020 6 3 (3)
Put - US 10 Year Note Future;
March 2020
N/A 3 $ 3 $ 129.50 12/30/2019 2 2 —
Put - US 10 Year Note Future;
March 2020
N/A 136 $ 136 $ 126.50 02/24/2020 40 26 (14)
Put - US 2 Year Note Future;
March 2020
N/A 56 $ 112 $ 107.13 01/27/2020 2 2 —
Put - US 5 Year Note Future;
March 2020
N/A 113 $ 113 $ 115.00 02/24/2020 3 4 1
Put - US Long Bond Future; March
2020
N/A 84 $ 84 $ 156.00 12/30/2019 28 28 —
Put - US Long Bond Future; March
2020
N/A 14 $ 14 $ 151.00 01/27/2020 2 2 —
Total $ 3,733 $ 1,076 $ (2,657)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - AbbVie Inc N/A 2 $ — $ 80.00 12/23/2019 $ (1) $ (2) $ (1)
Call - Altria Group Inc N/A 2 $ — $ 47.50 12/23/2019 (1) (1) —
Call - Altria Group Inc N/A 2 $ — $ 50.00 12/23/2019 — — —
Call - AmerisourceBergen Corp N/A 2 $ — $ 90.00 12/23/2019 — — —
Call - Automatic Data Processing
Inc
N/A 1 $ — $ 165.00 12/23/2019 (1) (1) —
Call - Best Buy Co Inc N/A 3 $ — $ 77.50 12/23/2019 — (1) (1)
Call - Bristol-Myers Squibb Co N/A 1 $ — $ 50.00 12/23/2019 — (1) (1)
Call - Bristol-Myers Squibb Co N/A 1 $ — $ 49.00 12/23/2019 — (1) (1)
Call - Bristol-Myers Squibb Co N/A 1 $ — $ 55.00 12/23/2019 — — —
Call - Cisco Systems Inc N/A 3 $ — $ 50.00 12/23/2019 — — —
Call - Comcast Corp N/A 3 $ — $ 47.50 12/23/2019 — — —
Call - Eaton Corp PLC N/A 2 $ — $ 87.50 12/23/2019 — (1) (1)
Call - Enterprise Products Partners
LP
N/A 7 $ 1 $ 28.00 12/23/2019 — — —
Call - Expedia Group Inc N/A 1 $ — $ 145.00 12/23/2019 — — —
Call - Fidelity National Information
Services Inc
N/A 1 $ — $ 140.00 12/23/2019 — — —
Call - FirstEnergy Corp N/A 2 $ — $ 50.00 12/23/2019 — — —
Call - Garmin Ltd N/A 2 $ — $ 90.00 12/23/2019 (1) (2) (1)
Call - Gilead Sciences Inc N/A 1 $ — $ 67.50 12/23/2019 — — —
Call - Gilead Sciences Inc N/A 1 $ — $ 70.00 12/23/2019 — — —
Call - Hewlett Packard Enterprise
Co
N/A 6 $ 1 $ 17.00 12/23/2019 — — —
Call - Insperity Inc N/A 1 $ — $ 110.00 12/23/2019 — — —
Call - Iron Mountain Inc N/A 6 $ 1 $ 35.00 12/23/2019 — — —
Call - KLA-Tencor Corp N/A 1 $ — $ 170.00 12/23/2019 — — —
Call - Leidos Holdings Inc N/A 2 $ — $ 85.00 12/23/2019 — (1) (1)
Call - LPL Financial Holdings Inc N/A 1 $ — $ 85.00 12/23/2019 — (1) (1)
Call - Magellan Midstream Partners
LP
N/A 1 $ — $ 67.50 12/23/2019 — — —
Call - McKesson Corp N/A 1 $ — $ 155.00 12/23/2019 — — —
Call - Merck & Co Inc N/A 2 $ — $ 87.50 12/23/2019 — — —
Call - MetLife Inc N/A 3 $ — $ 50.00 12/23/2019 — — —
Call - MetLife Inc N/A 1 $ — $ 47.50 12/23/2019 — — —
Call - Microsoft Corp N/A 1 $ — $ 145.00 12/23/2019 — (1) (1)
Call - Omnicom Group Inc N/A 2 $ — $ 80.00 12/23/2019 — — —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2019 (unaudited)
See accompanying notes.

Options (continued)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - Oracle Corp N/A 2 $ — $ 57.50 12/23/2019 $ — $ — $ —
Call - Oracle Corp N/A 1 $ — $ 60.00 12/23/2019 — — —
Call - PACCAR Inc N/A 1 $ — $ 78.00 12/23/2019 — — —
Call - PACCAR Inc N/A 1 $ — $ 75.00 12/23/2019 (1) (1) —
Call - Paychex Inc N/A 1 $ — $ 87.50 12/23/2019 — — —
Call - Philip Morris International
Inc
N/A 1 $ — $ 82.50 12/23/2019 — — —
Call - Phillips 66 N/A 1 $ — $ 115.00 12/23/2019 — — —
Call - Plains GP Holdings LP N/A 5 $ 1 $ 21.00 12/23/2019 — — —
Call - Procter & Gamble Co/The N/A 1 $ — $ 125.00 12/23/2019 — — —
Call - Starbucks Corp N/A 2 $ — $ 90.00 12/23/2019 — — —
Call - Synchrony Financial N/A 2 $ — $ 36.00 12/23/2019 — — —
Call - Synchrony Financial N/A 4 $ — $ 37.00 12/23/2019 — — —
Call - Target Corp N/A 1 $ — $ 120.00 12/23/2019 (1) (1) —
Call - Verizon Communications Inc N/A 2 $ — $ 62.50 12/23/2019 — — —
Put - S&P 500 Index N/A 37 $ 4 $ 2,550.00 09/21/2020 (292) (171) 121
Put - S&P 500 Index N/A 73 $ 7 $ 2,475.00 06/22/2020 (442) (163) 279
Put - S&P 500 Index N/A 37 $ 4 $ 2,625.00 03/23/2020 (174) (48) 126
Put - S&P 500 Index N/A 67 $ 7 $ 2,325.00 12/23/2019 (262) — 262
Call - AUD versus CAD Goldman Sachs & Co 1 AUD 2,046 AUD 0.98 12/12/2019 (31) — 31
Call - EUR versus JPY UBS AG 1 EUR 3,581 EUR 131.50 12/18/2019 (107) — 107
Call - EUR versus JPY Barclays Bank PLC 1 EUR 3,581 EUR 131.50 12/12/2019 (107) — 107
Call - GBP versus USD Citigroup Inc 1 GBP 1,232 GBP 1.32 12/10/2019 (6) (2) 4
Call - NZD versus CAD Goldman Sachs & Co 1 NZD 1,535 NZD 0.94 12/13/2019 (20) — 20
Call - USD versus CAD Bank of America NA 1 $ 4,350 $ 1.35 12/23/2019 (29) (2) 27
Call - USD versus JPY Goldman Sachs & Co 1 $ 2,558 $ 107.00 12/18/2019 (25) (57) (32)
Call - USD versus JPY Citigroup Inc 1 $ 5,115 $ 107.30 12/12/2019 (36) (100) (64)
Put - AUD versus CAD Goldman Sachs & Co 1 AUD 2,046 AUD 0.94 12/12/2019 (29) (70) (41)
Put - AUD versus JPY Barclays Bank PLC 1 AUD 1,540 AUD 71.00 12/05/2019 (10) — 10
Put - EUR versus JPY UBS AG 1 EUR 3,581 EUR 124.00 12/18/2019 (87) (110) (23)
Put - EUR versus JPY Barclays Bank PLC 1 EUR 3,581 EUR 124.30 12/12/2019 (94) (120) (26)
Put - NZD versus CAD Goldman Sachs & Co 1 NZD 1,535 NZD 0.89 12/13/2019 (22) (44) (22)
Put - NZD versus JPY Goldman Sachs & Co 1 NZD 2,919 NZD 68.00 12/19/2019 (65) (1) 64
Put - USD versus CAD Goldman Sachs & Co 1 $ 1,848 $ 1.31 12/23/2019 (11) (1) 10
Put - USD versus MXN JPMorgan Chase 1 $ 1,232 $ 19.50 01/16/2020 (12) (9) 3
Call - 90 Day Eurodollar Future;
December 2019
N/A 40 $ 100 $ 98.25 12/17/2019 (3) — 3
Call - US 10 Year Note Future;
March 2020
N/A 56 $ 56 $ 129.50 12/30/2019 (35) (28) 7
Call - US 10 Year Note Future;
March 2020
N/A 33 $ 33 $ 130.50 12/30/2019 (10) (6) 4
Put - 90 Day Eurodollar Future;
December 2020
N/A 1,714 $ 4,285 $ 97.50 12/16/2019 (212) (11) 201
Put - US 2 Year Note Future;
March 2020
N/A 112 $ 224 $ 105.75 02/24/2020 (2) (2) —
Put - US 5 Year Note Future;
March 2020
N/A 339 $ 339 $ 111.75 02/24/2020 (2) (3) (1)
Put - US Long Bond Future; March
2020
N/A 42 $ 42 $ 145.00 01/27/2020 (2) (2) —
Total $ (2,133) $ (965) $ 1,168
Amounts in thousands except contracts/shares.
Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 2 Year Interest Rate
Swap
Bank of America NA 3 Month KRW
Certificate of Deposit
Receive KRW 85,700,000 1.75% 03/16/2020 $ 182 $ 647 $ 465
Call - 2 Year Interest Rate
Swap
Bank of America NA 3 Month KRW
Certificate of Deposit
Pay 72,500,000 0.95% 08/06/2020 192 44 (148)
Total $ 374 $ 691 $ 317

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2019 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest Rate
Swap
Bank of America NA 3 Month KRW
Certificate of Deposit
Receive KRW 12,855,000 1.70% 03/16/2020 $ (113) $ (390) $ (277)
Call - 10 Year Interest Rate
Swap
Bank of America NA 3 Month KRW
Certificate of Deposit
Receive 14,500,000 0.80% 08/06/2020 (106) (28) 78
Put - 10 Year Interest Rate
Swap
Bank of America NA 3 Month KRW
Certificate of Deposit
Pay 12,855,000 2.00% 03/16/2020 (71) (3) 68
Put - 10 Year Interest Rate
Swap
Bank of America NA 3 Month KRW
Certificate of Deposit
Receive 14,500,000 1.40% 08/06/2020 (68) (178) (110)
Total $ (358) $ (599) $ (241)
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
1 Month SOFR; November 2019 Short 197 $ 80,797 $ (48)
30 Day Federal Funds; April 2020 Short 17 6,978 4
30 Day Federal Funds; August 2020 Short 11 4,520 7
30 Day Federal Funds; December 2019 Short 17 6,973 (8)
30 Day Federal Funds; February 2020 Short 11 4,513 4
30 Day Federal Funds; January 2020 Short 11 4,512 —
30 Day Federal Funds; July 2020 Short 9 3,697 5
30 Day Federal Funds; June 2020 Short 11 4,518 7
30 Day Federal Funds; March 2020 Short 11 4,514 5
30 Day Federal Funds; May 2020 Short 11 4,517 6
30 Day Federal Funds; November 2019 Long 186 76,301 32
30 Day Federal Funds; September 2020 Short 11 4,521 7
90 Day Eurodollar; December 2019 Short 59 14,469 (3)
90 Day Eurodollar; December 2020 Long 351 86,407 15
90 Day Eurodollar; December 2020 Short 2 492 —
90 Day Eurodollar; September 2020 Short 8 1,969 (2)
90 Day Eurodollar; September 2021 Short 6 1,478 (8)
90 Day Short Sterling; December 2020 Short 12 1,926 —
90 Day Short Sterling; December 2020 Long 281 45,109 (6)
Australia 10 Year Bond; December 2019 Long 6 597 (3)
Australia 10 Year Bond; December 2019 Long 66 6,565 102
Brent Crude; February 2020
(a)
Long 32 1,936 (40)
CAC40 Index; December 2019 Long 42 2,730 —
Canada 10 Year Bond; March 2020 Long 140 14,763 7
Canada 10 Year Bond; March 2020 Short 12 1,265 —
Canadian Bank Acceptance; December 2020 Long 61 11,271 (8)
Canadian Bank Acceptance; June 2020 Short 85 15,696 (3)
Canadian Bank Acceptance; June 2021 Long 148 27,351 (8)
Canadian Bank Acceptance; March 2021 Long 47 8,686 (8)
Canadian Bank Acceptance; September 2021 Long 58 10,718 (9)
Cocoa; March 2020
(a)
Long 33 803 4
Coffee 'C'; March 2020
(a)
Short 19 848 (49)
Corn; March 2020
(a)
Short 92 1,754 (17)
Cotton No.2; March 2020
(a)
Short 17 556 2
DAX Index; December 2019 Long 34 12,406 324
DJ Euro Stoxx 50; December 2019 Short 358 14,602 (887)
DJ Euro Stoxx 50; December 2019 Long 279 11,380 334
Dollar Index; December 2019 Long 28 2,750 4
E-Mini DJIA Index; December 2019 Long 23 3,228 33
eMini MSCI Emerging Markets; December 2019 Short 33 1,713 (64)
EUR/USD Future; December 2019 Short 34 4,687 66
Euribor; December 2020 Short 29 8,021 3
Euribor; December 2020 Short 179 49,507 38
Euro Bund 10 Year Bund; December 2019 Long 49 9,236 39
Euro Bund 10 Year Bund; December 2019 Short 19 3,581 6
Euro Bund 10 Year Bund; March 2020 Short 27 5,149 —
Euro Buxl 30 Year Bond; December 2019 Short 11 2,524 101
Euro Schatz; December 2019 Long 125 15,422 (44)
Euro- Bobl 5 Year; December 2019 Short 60 8,880 5
FTSE China A50 Index; December 2019 Short 11 149 2
FTSE100 Index; December 2019 Short 57 5,429 (54)
FTSE100 Index; December 2019 Long 69 6,572 22
Gasoline RBOB; January 2020
(a)
Long 31 2,071 (18)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2019 (unaudited)
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
GBP/USD Future; December 2019 Short 11 $ 889 $ (41)
Gold 100 oz; February 2020
(a)
Long 33 4,860 24
Hang Seng Index; December 2019 Long 7 1,177 (34)
Hang Seng Index; December 2019 Short 6 1,009 31
HSCEI China Index; December 2019 Short 18 1,184 11
Japan 10 Year Bond TSE; December 2019 Long 1 1,400 (9)
Japan 10 Year Bond TSE; December 2019 Long 8 11,198 (65)
Japan Topix Index; December 2019 Long 65 10,081 100
Japan Topix Index; December 2019 Short 29 4,498 (463)
KC HRW Wheat; March 2020
(a)
Short 36 805 (40)
LME Copper; December 2019
(a)
Short — — (225)
LME Copper; March 2020
(a)
Short 23 3,373 41
LME PRI Alum; December 2019
(a)
Short — — (19)
LME PRI Alum; March 2020
(a)
Short 66 2,928 71
LME Zinc; December 2019
(a)
Short — — (275)
LME Zinc; March 2020
(a)
Short 38 2,154 190
Low Sulphur Gasoline; January 2020
(a)
Short 12 686 (1)
Mini Japan 10 Year Bond; December 2019 Long 9 1,260 (2)
Nasdaq 100 E-Mini; December 2019 Long 48 8,081 302
Natural Gas; January 2020
(a)
Short 43 981 123
Nikkei 225 OSE; December 2019 Short 6 1,277 (60)
Nikkei 225 OSE; December 2019 Long 50 10,642 243
NY Harb ULSD; January 2020
(a)
Long 22 1,736 14
Russell 2000 Emini ; December 2019 Long 70 5,683 132
Russell 2000 Emini ; December 2019 Short 182 14,777 (524)
S&P 500 Emini ; December 2019 Short 61 9,588 (396)
S&P 500 Emini ; December 2019 Long 72 11,317 320
S&P Mid 400 Emini ; December 2019 Short 7 1,407 (95)
S&P/TSX 60 Index; December 2019 Short 10 1,532 (27)
Short Term Euro-BTP; December 2019 Long 202 24,960 (104)
Silver; March 2020
(a)
Long 38 3,250 (27)
Soybean Meal; March 2020
(a)
Short 23 683 21
Soybean Oil; March 2020
(a)
Long 3 56 (1)
Soybean; March 2020
(a)
Short 46 2,050 24
Sugar #11; March 2020
(a)
Short 47 681 (41)
UK 10 Year Gilt; March 2020 Long 8 1,374 (2)
UK 10 Year Gilt; March 2020 Long 94 16,140 1
US 10 Year Note; March 2020 Long 196 25,354 (32)
US 10 Year Note; March 2020 Short 46 5,951 6
US 10 Year Note; March 2020 Short 317 41,007 68
US 10 Year Ultra Note; March 2020 Long 106 15,075 (41)
US 2 Year Note; March 2020 Long 55 11,857 3
US 2 Year Note; March 2020 Long 219 47,213 (2)
US 5 Year Note; March 2020 Long 269 32,003 (8)
US 5 Year Note; March 2020 Short 135 16,061 22
US Long Bond; March 2020 Long 83 13,194 (16)
US Long Bond; March 2020 Short 35 5,564 (4)
US Long Bond; March 2020 Short 1 159 —
US Ultra Bond; March 2020 Short 101 18,960 42
US Ultra Bond; March 2020 Short 22 4,130 (1)
Wheat; March 2020
(a)
Long 37 1,002 45
WTI Crude; January 2020
(a)
Short 14 772 32
Total $ (792)
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 12/18/2019 $ 1,582 GBP 1,276 $ — $ (69)
Bank of America NA 12/20/2019 $ 23,898 AUD 34,775 368 —
Bank of America NA 12/20/2019 AUD 1,662 $ 1,118 7 —
Bank of America NA 12/20/2019 AUD 17,421 $ 11,845 — (58)
Bank of America NA 12/20/2019 $ 805 AUD 1,191 — (1)
Bank of America NA 12/20/2019 $ 268 GBP 207 — —
Bank of America NA 12/20/2019 GBP 23,013 $ 28,858 925 —
Bank of America NA 12/20/2019 GBP 2,247 $ 2,912 — (4)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2019 (unaudited)
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 12/20/2019 $ 33,062 GBP 26,585 $ — $ (1,344)
Bank of America NA 12/20/2019 CAD 38,724 $ 29,423 — (261)
Bank of America NA 12/20/2019 $ 19,619 CAD 26,096 — (33)
Bank of America NA 12/20/2019 $ 11,811 CAD 15,637 35 —
Bank of America NA 12/20/2019 $ 55,946 EUR 50,472 261 —
Bank of America NA 12/20/2019 EUR 12,037 $ 13,241 39 —
Bank of America NA 12/20/2019 $ 4,862 EUR 4,416 — (10)
Bank of America NA 12/20/2019 EUR 17,563 $ 19,522 — (145)
Bank of America NA 12/20/2019 $ 44,144 JPY 4,775,382 426 —
Bank of America NA 12/20/2019 JPY 2,225,503 $ 20,740 — (366)
Bank of America NA 12/20/2019 JPY 315,059 $ 2,879 5 —
Bank of America NA 12/20/2019 $ 312 MXN 6,094 1 —
Bank of America NA 12/20/2019 $ 3,133 MXN 62,340 — (45)
Bank of America NA 12/20/2019 MXN 107,869 $ 5,453 46 —
Bank of America NA 12/20/2019 MXN 30,446 $ 1,579 — (27)
Bank of America NA 12/20/2019 $ 7,270 NZD 11,308 10 —
Bank of America NA 12/20/2019 NZD 7,632 $ 4,817 83 —
Bank of America NA 12/20/2019 $ 2,343 NZD 3,693 — (28)
Bank of America NA 12/20/2019 NZD 351 $ 226 — (1)
Bank of America NA 12/20/2019 CHF 9,899 $ 10,025 — (105)
Bank of America NA 12/20/2019 $ 18,957 CHF 18,703 214 —
Bank of New York Mellon 12/03/2019 BRL 120 $ 31 — (3)
Bank of New York Mellon 12/03/2019 $ 15 BRL 60 1 —
Bank of New York Mellon 12/11/2019 ZAR 8,045 $ 521 28 —
Bank of New York Mellon 12/11/2019 $ 544 ZAR 8,045 — (5)
Bank of New York Mellon 12/18/2019 $ 1,603 GBP 1,265 — (34)
Bank of New York Mellon 12/18/2019 GBP 2,997 $ 3,776 103 —
Bank of New York Mellon 12/18/2019 $ 97 GBP 75 — —
Bank of New York Mellon 12/18/2019 EUR 1,975 $ 2,178 1 —
Bank of New York Mellon 12/18/2019 $ 12,687 EUR 11,385 128 —
Bank of New York Mellon 12/18/2019 EUR 4,635 $ 5,136 — (23)
Bank of New York Mellon 12/18/2019 $ 177 EUR 160 — —
Bank of New York Mellon 12/18/2019 HKD 1,500 $ 192 — —
Bank of New York Mellon 12/18/2019 $ 536 HKD 4,200 — —
Bank of New York Mellon 12/18/2019 $ 96 HKD 750 — —
Bank of New York Mellon 12/18/2019 JPY 630,000 $ 5,885 — (119)
Bank of New York Mellon 12/18/2019 $ 19,427 JPY 2,087,600 319 —
Bank of New York Mellon 12/18/2019 NOK 24,880 $ 2,730 — (31)
Bank of New York Mellon 12/18/2019 $ 4,421 NOK 39,600 125 —
Bank of New York Mellon 12/18/2019 $ 485 SEK 4,700 — (6)
Bank of New York Mellon 12/18/2019 CHF 50 $ 51 — (1)
Bank of New York Mellon 12/18/2019 $ 1,197 CHF 1,175 20 —
Bank of New York Mellon 12/20/2019 EUR 391 $ 434 — (2)
Bank of New York Mellon 12/20/2019 $ 7,767 EUR 6,988 57 —
Bank of New York Mellon 01/17/2020 $ 3,971 GBP 3,100 — (45)
Bank of New York Mellon 01/24/2020 $ 6,836 EUR 6,105 84 —
Bank of New York Mellon 02/18/2020 $ 126 ZAR 1,892 — (2)
Bank of New York Mellon 03/13/2020 $ 7,543 EUR 6,475 361 —
Bank of New York Mellon 03/13/2020 EUR 6,475 $ 7,354 — (172)
Bank of New York Mellon 06/12/2020 $ 1,300 EUR 1,119 52 —
Barclays Bank PLC 12/02/2019 $ 94 MXN 1,837 — —
Barclays Bank PLC 12/02/2019 MXN 1,837 $ 94 — —
Barclays Bank PLC 12/03/2019 $ 409 BRL 1,550 43 —
Barclays Bank PLC 12/03/2019 $ 659 BRL 2,806 — (4)
Barclays Bank PLC 12/03/2019 BRL 4,198 $ 1,067 — (76)
Barclays Bank PLC 12/03/2019 $ 830 ZAR 12,582 — (29)
Barclays Bank PLC 12/03/2019 $ 5,440 ZAR 79,159 37 —
Barclays Bank PLC 12/03/2019 ZAR 12,582 $ 830 29 —
Barclays Bank PLC 12/03/2019 ZAR 79,159 $ 5,440 — (37)
Barclays Bank PLC 12/04/2019 $ 549 ZAR 8,321 — (19)
Barclays Bank PLC 12/04/2019 KRW 1,984,310 $ 1,702 — (22)
Barclays Bank PLC 12/04/2019 $ 1,702 KRW 1,980,468 25 —
Barclays Bank PLC 12/04/2019 CHF 562 $ 564 — (1)
Barclays Bank PLC 12/06/2019 GBP 564 $ 726 3 —
Barclays Bank PLC 12/06/2019 $ 365 GBP 282 — —
Barclays Bank PLC 12/06/2019 $ 564 CAD 750 — (1)
Barclays Bank PLC 12/06/2019 $ 10,670 CNH 75,338 — (45)
Barclays Bank PLC 12/06/2019 CNH 8,482 $ 1,201 5 —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2019 (unaudited)
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Barclays Bank PLC 12/06/2019 $ 2,180 EUR 1,974 $ 5 $ —
Barclays Bank PLC 12/06/2019 EUR 1,692 $ 1,863 2 —
Barclays Bank PLC 12/06/2019 $ 931 EUR 846 — (1)
Barclays Bank PLC 12/06/2019 EUR 1,692 $ 1,872 — (7)
Barclays Bank PLC 12/06/2019 $ 924 IDR 13,188,252 — (11)
Barclays Bank PLC 12/06/2019 IDR 22,080,828 $ 1,540 25 —
Barclays Bank PLC 12/06/2019 $ 616 IDR 8,682,520 1 —
Barclays Bank PLC 12/06/2019 NZD 846 $ 542 1 —
Barclays Bank PLC 12/06/2019 NZD 1,916 $ 1,232 — (2)
Barclays Bank PLC 12/06/2019 NOK 2,862 $ 310 — —
Barclays Bank PLC 12/06/2019 NOK 20,643 $ 2,249 — (10)
Barclays Bank PLC 12/06/2019 $ 621 NOK 5,702 3 —
Barclays Bank PLC 12/06/2019 SEK 5,952 $ 622 — —
Barclays Bank PLC 12/06/2019 $ 1,247 SEK 12,023 — (9)
Barclays Bank PLC 12/09/2019 $ 1,027 EUR 924 8 —
Barclays Bank PLC 12/09/2019 $ 2,451 JPY 266,323 16 —
Barclays Bank PLC 12/09/2019 KRW 872,473 $ 742 — (3)
Barclays Bank PLC 12/09/2019 $ 1,113 KRW 1,286,420 24 —
Barclays Bank PLC 12/09/2019 $ 1,232 THB 37,662 — (15)
Barclays Bank PLC 12/09/2019 THB 37,570 $ 1,232 12 —
Barclays Bank PLC 12/10/2019 CNH 21,935 $ 3,152 — (33)
Barclays Bank PLC 12/10/2019 $ 3,152 CNH 21,943 32 —
Barclays Bank PLC 12/13/2019 $ 19 CAD 25 — —
Barclays Bank PLC 12/13/2019 CAD 1,506 $ 1,134 — —
Barclays Bank PLC 12/13/2019 CAD 587 $ 441 1 —
Barclays Bank PLC 12/13/2019 $ 1,596 CAD 2,120 — (1)
Barclays Bank PLC 12/16/2019 $ 154 AUD 227 — —
Barclays Bank PLC 12/16/2019 $ 885 AUD 1,303 3 —
Barclays Bank PLC 12/16/2019 AUD 2,051 $ 1,392 — (4)
Barclays Bank PLC 12/16/2019 GBP 161 $ 208 — —
Barclays Bank PLC 12/16/2019 $ 89 GBP 69 — —
Barclays Bank PLC 12/16/2019 $ 336 EUR 305 — —
Barclays Bank PLC 12/16/2019 EUR 195 $ 215 — —
Barclays Bank PLC 12/16/2019 $ 1,418 EUR 1,280 6 —
Barclays Bank PLC 12/16/2019 EUR 718 $ 792 — —
Barclays Bank PLC 12/16/2019 $ 1,474 HUF 450,975 — (13)
Barclays Bank PLC 12/16/2019 $ 459 JPY 50,195 — —
Barclays Bank PLC 12/16/2019 $ 1,643 JPY 178,232 12 —
Barclays Bank PLC 12/16/2019 JPY 39,369 $ 360 — —
Barclays Bank PLC 12/16/2019 NZD 599 $ 385 — —
Barclays Bank PLC 12/16/2019 $ 613 NZD 954 — —
Barclays Bank PLC 12/16/2019 $ 791 NZD 1,233 — (1)
Barclays Bank PLC 12/16/2019 NZD 2,394 $ 1,535 2 —
Barclays Bank PLC 12/16/2019 $ 685 NOK 6,287 3 —
Barclays Bank PLC 12/16/2019 NOK 12,760 $ 1,394 — (10)
Barclays Bank PLC 12/16/2019 SEK 1,846 $ 193 — —
Barclays Bank PLC 12/16/2019 SEK 1,995 $ 207 2 —
Barclays Bank PLC 12/16/2019 $ 481 SEK 4,601 — —
Barclays Bank PLC 12/16/2019 $ 259 SEK 2,489 — (1)
Barclays Bank PLC 12/18/2019 $ 2,117 GBP 1,708 — (93)
Barclays Bank PLC 12/18/2019 CNH 108,298 $ 15,218 180 —
Barclays Bank PLC 12/18/2019 $ 7,794 CNH 55,510 — (98)
Barclays Bank PLC 12/18/2019 JPY 59,385 $ 549 — (5)
Barclays Bank PLC 12/18/2019 NOK 5,033 $ 549 — (3)
Barclays Bank PLC 12/19/2019 $ 5,154 EUR 4,657 17 —
Barclays Bank PLC 12/19/2019 JPY 560,398 $ 5,154 — (24)
Barclays Bank PLC 12/20/2019 BRL 5,031 $ 1,202 — (15)
Barclays Bank PLC 12/20/2019 $ 1,202 BRL 4,842 59 —
Barclays Bank PLC 12/24/2019 CNH 6,852 $ 969 5 —
Barclays Bank PLC 12/31/2019 BRL 9,876 $ 2,390 — (60)
Barclays Bank PLC 12/31/2019 $ 2,389 BRL 9,629 118 —
Barclays Bank PLC 01/02/2020 BRL 1,289 $ 308 — (4)
Barclays Bank PLC 01/02/2020 $ 308 BRL 1,266 9 —
Barclays Bank PLC 01/02/2020 PEN 5,505 $ 1,631 — (14)
Barclays Bank PLC 01/02/2020 $ 2,912 PEN 9,893 6 —
Barclays Bank PLC 01/09/2020 EUR 1,124 $ 1,243 — (2)
Barclays Bank PLC 01/09/2020 $ 370 EUR 330 5 —
Barclays Bank PLC 01/09/2020 $ 988 JPY 106,722 9 —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2019 (unaudited)
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Barclays Bank PLC 01/09/2020 JPY 201,694 $ 1,900 $ — $ (50)
Barclays Bank PLC 01/10/2020 $ 549 THB 16,769 — (6)
Barclays Bank PLC 01/17/2020 $ 5,947 CNH 42,000 — (20)
Barclays Bank PLC 01/17/2020 CNH 42,000 $ 5,965 2 —
Barclays Bank PLC 01/17/2020 KRW 5,243,841 $ 4,501 — (54)
Barclays Bank PLC 01/21/2020 $ 274 EUR 245 3 —
Barclays Bank PLC 01/22/2020 BRL 2,292 $ 549 — (9)
Barclays Bank PLC 01/22/2020 CNH 1,155 $ 165 — (1)
Barclays Bank PLC 01/22/2020 $ 549 CNH 3,895 — (4)
Barclays Bank PLC 01/22/2020 MXN 7,167 $ 369 — (5)
Barclays Bank PLC 01/22/2020 $ 768 MXN 14,925 11 —
Barclays Bank PLC 01/28/2020 $ 1,598 KRW 1,877,143 6 —
Barclays Bank PLC 02/05/2020 $ 695 ZAR 10,495 — (15)
Barclays Bank PLC 02/10/2020 EUR 2,332 $ 2,597 — (16)
Barclays Bank PLC 02/10/2020 $ 2,588 EUR 2,332 7 —
Barclays Bank PLC 02/10/2020 RON 11,203 $ 2,589 — (14)
Barclays Bank PLC 02/10/2020 $ 2,597 RON 11,201 23 —
Barclays Bank PLC 02/12/2020 IDR 23,091,698 $ 1,631 — (7)
Barclays Bank PLC 02/24/2020 MYR 6,788 $ 1,630 — (6)
Barclays Bank PLC 03/02/2020 BRL 2,818 $ 659 4 —
Barclays Bank PLC 04/10/2020 $ 820 TRY 5,031 — (30)
Barclays Bank PLC 04/10/2020 $ 116 TRY 688 — —
Barclays Bank PLC 04/22/2020 $ 3,592 BRL 15,067 55 —
Barclays Bank PLC 04/22/2020 BRL 32,071 $ 7,937 — (409)
Citigroup Inc 01/07/2020 $ 3,543 EUR 3,204 3 —
Citigroup Inc 01/17/2020 $ 1,934 CLP 1,550,000 — —
Citigroup Inc 01/17/2020 $ 3,024 HUF 920,000 — (16)
Citigroup Inc 01/30/2020 BRL 3,200 $ 799 — (45)
Citigroup Inc 02/18/2020 $ 3,841 SGD 5,230 12 —
Credit Suisse 12/18/2019 $ 1,584 GBP 1,274 — (65)
Credit Suisse 12/18/2019 $ 4,037 EUR 3,657 3 —
Credit Suisse 01/02/2020 $ 959 COP 3,330,000 13 —
Deutsche Bank AG 12/18/2019 EUR 1,584 $ 1,741 6 —
Deutsche Bank AG 12/18/2019 JPY 997,592 $ 9,330 — (199)
Deutsche Bank AG 01/31/2020 GBP 315 $ 407 1 —
Deutsche Bank AG 01/31/2020 $ 1,349 GBP 1,046 — (7)
Deutsche Bank AG 01/31/2020 $ 460 EUR 412 4 —
Goldman Sachs & Co 12/18/2019 EUR 1,920 $ 2,126 — (8)
HSBC Securities Inc 01/07/2020 $ 778 EUR 701 3 —
HSBC Securities Inc 01/07/2020 EUR 165 $ 182 — —
HSBC Securities Inc 01/17/2020 $ 4,432 BRL 18,900 — (23)
HSBC Securities Inc 01/17/2020 $ 2,954 MXN 57,375 41 —
HSBC Securities Inc 01/17/2020 $ 6,356 ZAR 94,925 — (84)
HSBC Securities Inc 01/17/2020 $ 4,479 KRW 5,243,841 32 —
HSBC Securities Inc 01/22/2020 AUD 1,390 $ 954 — (13)
JPMorgan Chase 12/18/2019 $ 9,730 EUR 8,766 60 —
JPMorgan Chase 01/17/2020 $ 1,825 CLP 1,400,000 78 —
Merrill Lynch 01/15/2020 NOK 16,955 $ 1,860 — (20)
Merrill Lynch 01/21/2020 $ 401 CAD 530 2 —
Merrill Lynch 02/21/2020 $ 212 EUR 190 1 —
Morgan Stanley & Co 12/03/2019 $ 226 BRL 925 8 —
Morgan Stanley & Co 12/03/2019 BRL 865 $ 208 — (4)
Morgan Stanley & Co 12/18/2019 $ 1,666 CNH 11,757 — (6)
Morgan Stanley & Co 12/18/2019 CNH 2,107 $ 300 — —
Morgan Stanley & Co 12/18/2019 $ 100 CNH 699 1 —
Morgan Stanley & Co 12/18/2019 CNH 4,542 $ 638 8 —
Morgan Stanley & Co 12/18/2019 KRW 476,211 $ 408 — (5)
Morgan Stanley & Co 12/18/2019 $ 406 KRW 476,211 3 —
Morgan Stanley & Co 12/31/2019 $ 248 GBP 200 — (11)
Morgan Stanley & Co 12/31/2019 GBP 200 $ 258 1 —
Morgan Stanley & Co 01/31/2020 $ 3,551 ZAR 52,530 — (6)
Morgan Stanley & Co 03/03/2020 $ 86 BRL 365 — —
Royal Bank of Scotland 12/18/2019 GBP 447 $ 557 21 —
Royal Bank of Scotland 12/18/2019 $ 926 EUR 832 8 —
Royal Bank of Scotland 12/18/2019 $ 1,189 JPY 127,000 27 —
Standard Chartered Bank, Hong Kong 12/18/2019 $ 9,920 JPY 1,062,792 192 —
State Street Financial Global Markets 12/18/2019 JPY 312,200 $ 2,909 — (51)
UBS AG 12/16/2019 MYR 7,875 $ 1,872 12 —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2019 (unaudited)
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
UBS AG 12/18/2019 $ 1,117 JPY 120,000 $ 19 $ —
UBS AG 01/15/2020 HUF 275,915 $ 920 — (8)
UBS AG 01/22/2020 $ 1,924 THB 58,310 — (8)
Total $ 5,077 $ (4,838)
Amounts in thousands.
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as of
November 30,
2019
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Morgan Stanley & Co CDX.32.EM.100 N/A (1.00)% Quarterly 12/20/2024 $ 1,500 $ 71 $ 1 $ 72 $ —
Morgan Stanley & Co CDX.32.EM.100 N/A (1.00)% Quarterly 12/20/2024 1,800 96 (10) 86 —
Morgan Stanley & Co Enel Spa, 5.25%,
05/20/2024
0.49% (1.00)% Quarterly 12/20/2023 EUR 1,120 6 (32) — (26)
Total $ 173 $ (41) $ 158 $ (26)
Sell Protection
Counterparty Reference Entity
Implied Credit
Spread as of
November 30,
2019
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
(c)
Asset ---- Liability
Citigroup Inc Petroleos Mexicanos ,
6.63%, 06/15/2035
2.31% 1.00% Quarterly 06/20/2024 $ 925 $ (68) $ 17 $ — $ (51)
Goldman Sachs & Co Petroleos Mexicanos ,
6.63%, 06/15/2035
2.31% 1.00% Quarterly 06/20/2024 925 (69) 18 — (51)
JPMorgan Chase Petroleos Mexicanos ,
6.63%, 06/15/2035
2.31% 1.00% Quarterly 06/20/2024 2,550 (194) 53 — (141)
Total $ (331) $ 88 $ — $ (243)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as of
November 30,
2019
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
Argentine Republic Government International
Bond, 7.50%, 04/22/2026
6.52% (5.00)% Quarterly 06/20/2023 $ 4,385 $ 2,413 $ 299 $ 2,712
Turkey Government International Bond, 11.88%,
01/15/2030
3.39% (1.00)% Quarterly 12/20/2024 3,294 424 (102) 322
Total $ 2,837 $ 197 $ 3,034
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $4,400.
(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2019 (unaudited)
See accompanying notes.

Interest Rate Swaps
Counterparty Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair Value
Asset Liability
Bank of America NA China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 2.78% Quarterly Quarterly N/A 08/22/2024 CNY 16,312 $ (13) $ — $ — $ (13)
Bank of America NA China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 3.77% Quarterly Quarterly N/A 09/18/2022 5,859 22 1 23 —
Bank of America NA China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 3.85% Quarterly Quarterly N/A 09/08/2022 8,370 35 — 35 —
Bank of America NA China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 3.63% Quarterly Quarterly N/A 05/04/2023 21,937 81 1 82 —
Bank of America NA China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 3.72% Quarterly Quarterly N/A 06/22/2022 11,886 41 — 41 —
Bank of America NA China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 3.98% Quarterly Quarterly N/A 03/24/2022 9,200 37 — 37 —
Barclays Bank PLC 6 Month Warsaw
Interbank Offered
Rate
Receive 2.20% Annual Semiannual N/A 12/12/2023 PLN 10,712 (59) — — (59)
Barclays Bank PLC China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 2.98% Quarterly Quarterly N/A 12/12/2023 CNY 7,120 4 — 4 —
JPMorgan Chase Sinacofi Chile
Interbank Rate Avg
Receive 1.51% Semiannual Semiannual N/A 12/18/2021 CLP 14,850,000 118 — 118 —
Morgan Stanley & Co China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 3.09% Quarterly Quarterly N/A 11/08/2024 CNY 18,894 21 — 21 —
Total $ 287 $ 2 $ 361 $ (72)
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month Johannesburg Interbank Agreed
Rate
Receive 7.51% Quarterly Quarterly N/A 12/21/2026 ZAR 23,400 $ (3) $ — $ (3)
3 Month Johannesburg Interbank Agreed
Rate
Receive 7.50% Quarterly Quarterly N/A 12/21/2026 23,400 (2) (1) (3)
3 Month Johannesburg Interbank Agreed
Rate
Receive 6.59% Quarterly Quarterly N/A 11/11/2022 105,000 48 1 49
3 Month Johannesburg Interbank Agreed
Rate
Pay 7.20% Quarterly Quarterly N/A 11/11/2022 105,000 66 2 68
3 Month KRW Certificate of Deposit Receive 1.31% Quarterly Quarterly N/A 11/22/2029 $ 1,391,000 3 — 3
3 Month USD LIBOR Receive 2.75% Semiannual Quarterly N/A 03/08/2023 1,892 (71) — (71)
3 Month USD LIBOR Pay 2.98% Quarterly Semiannual N/A 08/07/2023 4,428 222 — 222
3 Month USD LIBOR Receive 3.04% Semiannual Quarterly N/A 05/22/2025 3,180 (242) — (242)
3 Month USD LIBOR Receive 2.88% Semiannual Quarterly N/A 08/21/2025 6,337 (447) — (447)
3 Month USD LIBOR Receive 2.94% Semiannual Quarterly N/A 05/10/2023 1,785 (82) — (82)
3 Month USD LIBOR Receive 2.97% Semiannual Quarterly N/A 04/25/2025 2,700 (193) — (193)
3 Month USD LIBOR Receive 3.04% Semiannual Quarterly N/A 08/07/2028 2,362 (265) — (265)
3 Month USD LIBOR Receive 2.93% Semiannual Quarterly N/A 06/11/2025 3,963 (282) — (282)
3 Month USD LIBOR Receive 3.09% Semiannual Quarterly N/A 10/01/2024 4,584 (319) — (319)
3 Month USD LIBOR Receive 2.79% Semiannual Quarterly N/A 03/26/2023 3,918 (154) 1 (153)
3 Month USD LIBOR Receive 1.94% Semiannual Quarterly N/A 01/10/2022 2,111 (14) — (14)
3 Month USD LIBOR Receive 1.93% Semiannual Quarterly N/A 01/13/2022 4,225 (27) — (27)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2019 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Receive 2.02% Semiannual Quarterly N/A 01/23/2022 $ 5,283 $ (45) $ — $ (45)
3 Month USD LIBOR Receive 2.75% Semiannual Quarterly N/A 03/29/2025 1,575 (93) — (93)
3 Month USD LIBOR Receive 2.12% Semiannual Quarterly N/A 03/08/2022 6,219 (72) 1 (71)
3 Month USD LIBOR Receive 2.02% Semiannual Quarterly N/A 02/07/2022 4,265 (37) — (37)
3 Month USD LIBOR Receive 1.19% Semiannual Quarterly N/A 08/11/2021 6,434 49 1 50
3 Month USD LIBOR Receive 2.21% Semiannual Quarterly N/A 03/15/2022 5,314 (73) 1 (72)
3 Month USD LIBOR Receive 1.89% Semiannual Quarterly N/A 01/19/2022 2,111 (12) — (12)
3 Month USD LIBOR Receive 1.92% Semiannual Quarterly N/A 01/11/2022 2,111 (13) — (13)
3 Month USD LIBOR Receive 2.09% Semiannual Quarterly N/A 03/03/2022 7,419 (80) — (80)
3 Month USD LIBOR Receive 2.00% Semiannual Quarterly N/A 04/11/2022 5,502 (51) — (51)
3 Month USD LIBOR Receive 2.97% Semiannual Quarterly N/A 05/04/2025 2,381 (171) — (171)
3 Month USD LIBOR Receive 2.23% Semiannual Quarterly N/A 04/03/2024 4,061 (109) — (109)
3 Month USD LIBOR Receive 2.77% Semiannual Quarterly N/A 03/07/2025 3,938 (235) 1 (234)
6 Month Budapest Interbank Offered Rate Receive 1.83% Annual Semiannual N/A 06/27/2029 HUF 455,000 (83) 5 (78)
6 Month Budapest Interbank Offered Rate Receive 2.46% Annual Semiannual N/A 10/18/2023 334,950 (85) 6 (79)
6 Month Budapest Interbank Offered Rate Receive 2.09% Annual Semiannual N/A 07/11/2023 482,425 (94) 7 (87)
6 Month Euro Interbank Offered Rate Receive 0.05% Annual Semiannual N/A 08/27/2034 EUR 870 34 — 34
6 Month Euro Interbank Offered Rate Pay (0.19)% Semiannual Annual N/A 08/27/2029 1,305 (34) 1 (33)
6 Month Euro Interbank Offered Rate Receive 0.06% Annual Semiannual N/A 04/18/2024 1,487 (24) 1 (23)
6 Month Prague Interbank Offered Rate Pay 1.59% Semiannual Annual N/A 08/16/2021 CZK 85,188 (36) (1) (37)
6 Month Warsaw Interbank Offered Rate Receive 2.55% Annual Semiannual N/A 03/10/2022 PLN 6,420 (33) 1 (32)
6 Month Warsaw Interbank Offered Rate Receive 2.48% Annual Semiannual N/A 03/23/2023 4,152 (29) 1 (28)
6 Month Warsaw Interbank Offered Rate Receive 2.37% Annual Semiannual N/A 04/26/2022 6,600 (30) 2 (28)
6 Month Warsaw Interbank Offered Rate Receive 2.02% Annual Semiannual N/A 05/27/2024 11,140 (46) 1 (45)
6 Month Warsaw Interbank Offered Rate Receive 2.52% Annual Semiannual N/A 03/09/2022 3,605 (18) 1 (17)
6 Month Warsaw Interbank Offered Rate Pay 1.44% Semiannual Annual N/A 09/02/2024 22,192 (56) 1 (55)
6 Month Warsaw Interbank Offered Rate Receive 2.54% Annual Semiannual N/A 05/17/2023 5,873 (47) 2 (45)
6 Month Warsaw Interbank Offered Rate Pay 1.51% Semiannual Annual N/A 02/19/2022 27,840 (24) — (24)
Total $ (3,309) $ 35 $ (3,274)
Amounts in thousands.
(a)     Forward swap.
Total Return Equity Basket Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency Expiration Date
Notional
Amount
Upfront Payments/
(Receipts)
Value and Unrealized
Appreciation/(Depreciation)
Asset ----- Liability
Goldman Sachs & Co Floating rate based on
the Federal Funds Rate
plus/less spread
Total return on a custom basket
of long and short securities traded
in KRW
Monthly 01/19/2029-
01/24/2029
$ — $ — $ 1 $ —
Goldman Sachs & Co Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket
of long and short securities traded
in CNY
Monthly 01/22/2029 334 — 74 —
Goldman Sachs & Co Floating rate based on 1
Month Euro Interbank
Offered Rate plus/less
spread
Total return on a custom basket
of long and short securities traded
in EUR
Monthly 02/01/2029-
02/07/2029
847 — 62 —
Goldman Sachs & Co Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket
of long and short securities traded
in GBP
Monthly 12/22/2028-
12/26/2028
542 — 37 —
Goldman Sachs & Co Floating rate based on
the HKD Overnight-
Indexed Swap Rate
plus/less spread
Total return on a custom basket
of long and short securities traded
in HKD
Monthly 01/18/2029 198 — — (5)
Goldman Sachs & Co Floating rate based on
1 Month JPY LIBOR
plus/less spread
Total return on a custom basket
of long and short securities traded
in JPY
Monthly 12/25/2028-
12/26/2028
469 — — (78)
JPMorgan Chase Floating rate based
on the Hong Kong
Interbank Offered Rate
plus/less spread
Total return on a custom basket
of long and short securities traded
in ZAR
Monthly 11/04/2020 84 — — (8)
JPMorgan Chase Floating rate based
on Norway Interbank
Offered Rate plus/less
spread
Total return on a custom basket
of long and short securities traded
in NOK
Monthly 11/02/2020-
11/04/2020
823 — — (56)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2019 (unaudited)
See accompanying notes.

(a)
Top Underlying Securities YORKEBS
Total Return Equity Basket Swaps (continued)
Counterparty Fund Pays Fund Receives
Payment
Frequency Expiration Date
Notional
Amount
Upfront Payments/
(Receipts)
Value and Unrealized
Appreciation/(Depreciation)
Asset ----- Liability
JPMorgan Chase Floating rate based
on the Hong Kong
Interbank Offered Rate
plus/less spread
Total return on a custom basket
of long and short securities traded
in HKD
Monthly 11/30/2020 $ 315 $ — $ 3 $ —
JPMorgan Chase Floating rate based on
1 Month GBP LIBOR
plus/less spread
Total return on a custom basket
of long and short securities traded
in GBP
Monthly 11/02/2020-
12/07/2020
2,290 — 124 —
JPMorgan Chase Floating rate based on 1
Month Euro Interbank
Offered Rate plus/less
spread
Total return on a custom basket
of long and short securities traded
in EUR
Monthly 11/03/2020-
12/04/2020
483 — — —
JPMorgan Chase Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket
of long and short securities traded
in CNY
Monthly 12/04/2020 283 — 7 —
Morgan Stanley & Co
(a)
Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket
of long and short securities traded
in USD
Monthly 08/24/2020-
10/05/2021
15,179 — 1,890 —
Morgan Stanley & Co Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket
of long and short securities traded
in JPY
Monthly 01/21/2021-
11/30/2021
3,080 — 135 —
Morgan Stanley & Co Floating rate based
on the Hong Kong
Interbank Offered Rate
plus/less spread
Total return on a custom basket
of long and short securities traded
in HKD
Monthly 01/28/2021 951 — — (26)
Morgan Stanley & Co Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket
of long and short securities traded
in GBP
Monthly 05/20/2020 3,258 — 292 —
Morgan Stanley &
Co
(b)
Floating rate based on 1
Month Euro Interbank
Offered Rate plus/less
spread
Total return on a custom basket
of long and short securities traded
in EUR
Monthly 10/09/2020-
02/10/2021
12,888 — — (1,516)
Morgan Stanley & Co Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket
of long and short securities traded
in CNY
Monthly 12/01/2021 207 — — (6)
Morgan Stanley & Co Floating rate based
on 1 Month Bankers
Acceptance plus/less
spread
Total return on a custom basket
of long and short securities traded
in CAD
Monthly 10/07/2020 284 — 8 —
UBS AG Floating rate based on
1 Day Reserve Bank
of Australia Cash Rate
plus/less spread
Total return on a custom basket
of long and short securities traded
in AUD
Monthly 11/28/2022 94 — — —
UBS AG Floating rate based on
1 Month CHF LIBOR
plus/less spread
Total return on a custom basket
of long and short securities traded
in CHF
Monthly 02/01/2022 177 — — (3)
UBS AG Floating rate based on
1 Month EUR LIBOR
plus/less spread
Total return on a custom basket
of long and short securities traded
in EUR
Monthly 02/01/2022 3,193 — 140 —
UBS AG Floating rate based on
1 Month GBP LIBOR
plus/less spread
Total return on a custom basket
of long and short securities traded
in GBP
Monthly 02/01/2022 1,791 — — (31)
UBS AG Floating rate based
on the Hong Kong
Interbank Offered Rate
plus/less spread
Total return on a custom basket
of long and short securities traded
in HKD
Monthly 03/01/2022 — — 59 —
Total $ 47,770 $ — $ 2,832 $ (1,729)
The expiration dates are measured from the commencement of investment in each underlying swap position.
The fund pays a floating rate based on the reference rate plus/less a spread. The spread is negotiated at the security level and is usually similar within a region but may vary depending on how difficult it is to borrow the security.
Notional Amount represents the total absolute value of the underlying securities.
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2019 (unaudited)
See accompanying notes.

(b)
Top Underlying Securities YRKEBSEUR
Description Shares Notional Amount % of Total Absolute Notional Amount
Allergan PLC 22,465 $ 4,155 27.37%
Escrow Altegrity Inc NPV 124,036 2,519 16.60%
iShares iBoxx High Yield Corporate Bond ETF (22,639) (1,968) (12.97)%
AbbVie Inc (19,455) (1,707) (11.24)%
Cboe Global Markets Inc 11,015 1,310 8.63%
Iron Mountain Inc (20,784) (668) (4.40)%
DuPont de Nemours Inc 10,142 657 4.33%
Walgreens Boots Alliance Inc (10,103) (602) (3.97)%
Digital Realty Trust Inc (3,139) (380) (2.50)%
KEMET Corp (14,077) (376) (2.48)%
3M Co (2,155) (366) (2.41)%
Intercontinental Exchange Inc (1,693) (159) (1.05)%
CME Group Inc (582) (118) (0.78)%
Bristol-Myers Squibb Co 52,825 114 0.75%
China Biologic Products Holdings Inc 690 80 0.53%
Description Shares Notional Amount % of Total Absolute Notional Amount
Stoxx Europe 600 Index (26,401) $ (11,852) (91.96)%
Nexi SpA 38,759 457 3.55%
EDP - Energias de Portugal SA 99,547 403 3.12%
Eurofins Scientific SE (337) (177) (1.37)%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2019 (unaudited)
See accompanying notes.

Reverse Repurchase Agreements
Counterparty Coupon Rate Maturity Date Principal Amount
Payable for Reverse Repurchase Agreements
Barclays Bank PLC (2.00)% Open ended $ 3,387 $ (3,394)
Merrill Lynch (1.80)% 12/02/2019 12,202 (12,203)
Merrill Lynch (2.65)% Open ended 441 (445)
Merrill Lynch (2.65)% Open ended 720 (726)
Merrill Lynch (7.60)% Open ended ZAR 50,634 (3,508)
Merrill Lynch (2.40)% Open ended $ 549 (551)
Merrill Lynch (2.40)% Open ended 360 (361)
Merrill Lynch (2.65)% Open ended 1,684 (1,688)
Merrill Lynch (2.65)% Open ended 520 (521)
Merrill Lynch (2.90)% Open ended HUF 418,191 (1,396)
Merrill Lynch (2.25)% Open ended $ 713 (714)
Merrill Lynch (2.25)% Open ended 835 (837)
Merrill Lynch (2.77)% 12/06/2019 1,766 (1,769)
Merrill Lynch (2.92)% 12/16/2019 3,009 (3,015)
Merrill Lynch (1.80)% 12/02/2019 17,815 (17,817)
Merrill Lynch (1.80)% 12/02/2019 34,450 (34,453)
Merrill Lynch (1.70)% 12/02/2019 14,151 (14,152)
Merrill Lynch (1.80)% 12/02/2019 4,451 (4,451)
Merrill Lynch (1.50)% Open ended 826 (827)
Merrill Lynch (1.80)% 12/02/2019 1,387 (1,387)
Merrill Lynch (1.80)% 12/02/2019 13,755 (13,756)
Merrill Lynch (1.80)% 12/02/2019 14,118 (14,119)
Merrill Lynch (1.80)% 12/02/2019 14,857 (14,859)
Merrill Lynch (1.80)% 12/02/2019 54,377 (54,382)
Merrill Lynch (1.80)% 12/02/2019 11,052 (11,053)
Merrill Lynch (1.80)% 12/02/2019 18,506 (18,508)
Merrill Lynch (1.80)% 12/02/2019 29,708 (29,711)
Merrill Lynch (1.80)% 12/02/2019 19,471 (19,473)
Merrill Lynch (1.80)% 12/02/2019 7,579 (7,580)
Merrill Lynch (1.80)% 12/02/2019 11,385 (11,386)
Merrill Lynch (1.80)% 12/02/2019 18,695 (18,697)
Merrill Lynch (1.80)% 12/02/2019 36,718 (36,722)
Merrill Lynch (1.75)% 12/02/2019 4,751 (4,752)
Merrill Lynch (1.80)% 12/02/2019 27,163 (27,166)
Merrill Lynch (1.80)% 12/02/2019 24,492 (24,494)
Merrill Lynch (1.80)% 12/02/2019 19,994 (19,996)
Merrill Lynch (1.80)% 12/02/2019 2,069 (2,069)
Merrill Lynch (1.80)% 12/02/2019 28,537 (28,540)
Merrill Lynch (1.75)% 12/02/2019 4,376 (4,376)
Merrill Lynch (1.75)% 12/02/2019 20,119 (20,121)
Total $ (485,975)
Amounts in thousands.
Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return
Financing
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and
Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
HSBC Securities Inc Egypt Government
Bond, 14.30%,
09/03/2022
26,675,000 Receive 3 Month USD
LIBOR + 0.80%
Annual 11/13/2020 $ 1,707 $ — $ — $ (10)
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 08/11/2020
24,750,000 Receive 3 Month USD
LIBOR + 0.80%
Annual 08/12/2020 1,374 — 14 —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 12/31/2019
77,000,000 Receive 3 Month USD
LIBOR + 0.80%
Annual 01/02/2020 4,238 — 435 —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 12/31/2019
10,000,000 Receive 3 Month USD
LIBOR + 0.80%
Annual 01/02/2020 566 — 43 —
Total $ — $ 492 $ (10)
Amounts in thousands except contracts.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2019 (unaudited)
See accompanying notes.

Short Sales Outstanding
PREFERRED STOCKS - (0.01)% Shares Value (000's)
Consumer Products - (0.01)%
Henkel AG & Co KGaA 1.85%, 1,334 $ 141
TOTAL PREFERRED STOCKS (proceeds $131) $ 141
COMMON STOCKS - (16.86)% Shares Value (000's)
Advertising - (0.07)%
Hakuhodo DY Holdings Inc 14,300 $ 231
JCDecaux SA 13,034 373
$ 604
Aerospace & Defense - (0.35)%
Boeing Co/The 5,707 2,090
IHI Corp 6,800 159
Kawasaki Heavy Industries Ltd 14,100 317
L3Harris Technologies Inc 3,822 769
$ 3,335
Agriculture - (0.10)%
Archer-Daniels-Midland Co 15,100 648
Bunge Ltd 4,514 241
$ 889
Airlines - (0.02)%
ANA Holdings Inc 3,000 102
easyJet PLC 843 15
Singapore Airlines Ltd 14,900 100
$ 217
Apparel - (0.20)%
Adidas AG 215 67
Capri Holdings Ltd 8,089 300
NIKE Inc 4,803 449
Puma SE 2,345 176
PVH Corp 294 28
Tapestry Inc 4,879 131
Under Armour Inc - Class C 9,574 166
VF Corp 6,348 562
$ 1,879
Automobile Manufacturers - (0.04)%
Bayerische Motoren Werke AG 256 21
Daimler AG 545 31
Nissan Motor Co Ltd 52,800 326
Toyota Motor Corp 600 42
$ 420
Automobile Parts & Equipment - (0.22)%
Aptiv PLC 4,697 441
Cie Generale des Etablissements Michelin SCA 4,443 533
NGK Insulators Ltd 11,300 186
Nokian Renkaat OYJ 9,933 269
Sumitomo Electric Industries Ltd 25,000 374
Toyoda Gosei Co Ltd 7,300 171
$ 1,974
Banks - (0.57)%
Australia & New Zealand Banking Group Ltd 8,983 151
Bendigo & Adelaide Bank Ltd 129,919 882
Canadian Imperial Bank of Commerce 3,700 322
Citizens Financial Group Inc 473 18
Comerica Inc 3,153 222
Commonwealth Bank of Australia 9,323 510
Credit Suisse Group AG 15,367 201
Goldman Sachs Group Inc/The 2,297 508
Huntington Bancshares Inc/OH 19,067 284
KeyCorp 15,201 295
Morgan Stanley 1,186 58
Nordea Bank Abp 66,870 474
Regions Financial Corp 21,123 351
State Street Corp 5,801 436
Wells Fargo & Co 11,200 610
Zions Bancorp NA 1,972 98
$ 5,420
COMMON STOCKS (continued) Shares Value (000’s)
Beverages - (0.24)%
Brown-Forman Corp - B Shares 10,347 $ 701
Coca-Cola Bottlers Japan Holdings Inc 38,100 916
Remy Cointreau SA 5,029 648
$ 2,265
Biotechnology - (0.57)%
Alnylam Pharmaceuticals Inc 4,539 532
BeiGene Ltd ADR 1,549 315
BioMarin Pharmaceutical Inc 1,210 98
Corteva Inc 15,894 414
Exact Sciences Corp 1,165 94
Illumina Inc 3,120 1,001
Incyte Corp 4,638 437
Nektar Therapeutics 19,535 396
Regeneron Pharmaceuticals Inc 1,994 736
Seattle Genetics Inc 689 83
Vertex Pharmaceuticals Inc 5,408 1,199
$ 5,305
Building Materials - (0.16)%
Cie de Saint-Gobain 8,005 324
CRH PLC 9,587 367
James Hardie Industries PLC 22,697 445
Owens Corning 3,455 232
Vulcan Materials Co 93 13
$ 1,381
Chemicals - (0.43)%
Albemarle Corp 2,248 147
BASF SE 2,718 204
Dow Inc 660 35
Hitachi Chemical Co Ltd 26,800 965
International Flavors & Fragrances Inc 2,877 406
JSR Corp 19,500 345
LANXESS AG 5,062 337
Linde PLC 1,000 206
Novozymes A/S 17,759 848
Umicore SA 10,151 436
Westlake Chemical Corp 1,000 69
$ 3,998
Commercial Services - (0.25)%
AMERCO 124 45
Gartner Inc 1,925 309
Global Payments Inc 2,793 506
GMO Payment Gateway Inc 3,200 227
IHS Markit Ltd 2,107 153
ISS A/S 640 15
PayPal Holdings Inc 6,187 668
Quanta Services Inc 3,097 129
Rollins Inc 6,951 249
Toppan Printing Co Ltd 5,100 102
$ 2,403
Computers - (0.17)%
Atos SE 5,887 500
Computershare Ltd 2,722 33
DXC Technology Co 4,059 151
Fortinet Inc 3,629 381
Seagate Technology PLC 4,548 271
Western Digital Corp 6,240 314
$ 1,650
Cosmetics & Personal Care - (0.15)%
Coty Inc 15,950 184
Estee Lauder Cos Inc/The 5,733 1,121
Shiseido Co Ltd 1,700 123
$ 1,428
Distribution & Wholesale - (0.07)%
Fastenal Co 10,027 356
Jardine Cycle & Carriage Ltd 11,500 258
WW Grainger Inc 90 28
$ 642

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2019 (unaudited)
See accompanying notes.

Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Diversified Financial Services - (0.46)%
Cboe Global Markets Inc 2,297 $ 273
Charles Schwab Corp/The 13,651 675
CME Group Inc 2,534 514
Credit Saison Co Ltd 34,200 566
Deutsche Boerse AG 513 78
E*TRADE Financial Corp 4,717 209
Raymond James Financial Inc 7,300 656
SBI Holdings Inc/Japan 32,700 680
St James's Place PLC 37,280 524
Tokyo Century Corp 1,500 80
$ 4,255
Electric - (1.64)%
Alliant Energy Corp 5,041 267
Ameren Corp 5,217 388
American Electric Power Co Inc 10,480 957
CenterPoint Energy Inc 10,659 262
Chugoku Electric Power Co Inc/The 49,600 656
CLP Holdings Ltd 1,500 15
CMS Energy Corp 4,853 297
Consolidated Edison Inc 7,047 612
Dominion Energy Inc 6,922 575
DTE Energy Co 3,827 478
Duke Energy Corp 15,319 1,351
E.ON SE 53,495 560
Edison International 6,915 478
Entergy Corp 12,817 1,492
Eversource Energy 6,878 568
FirstEnergy Corp 11,280 538
Kyushu Electric Power Co Inc 39,800 350
NextEra Energy Inc 6,653 1,556
Pinnacle West Capital Corp 2,378 208
Power Assets Holdings Ltd 2,000 14
PPL Corp 14,081 479
Public Service Enterprise Group Inc 8,040 477
Sempra Energy 6,630 977
SSE PLC 34,466 579
WEC Energy Group Inc 6,638 588
Xcel Energy Inc 10,924 672
$ 15,394
Electronics - (0.20)%
Agilent Technologies Inc 4,895 395
Arrow Electronics Inc 570 45
Mettler-Toledo International Inc 318 229
Nidec Corp 1,000 148
Omron Corp 3,700 217
PerkinElmer Inc 2,367 220
Trimble Inc 8,169 331
Waters Corp 1,110 246
$ 1,831
Engineering & Construction - (0.43)%
Auckland International Airport Ltd 18,116 105
Ferrovial SA 44,652 1,325
Ferrovial SA - Rights 44,652 21
Fluor Corp 6,218 108
Jacobs Engineering Group Inc 12,600 1,160
Japan Airport Terminal Co Ltd 27,400 1,426
$ 4,145
Entertainment - (0.06)%
Flutter Entertainment PLC 3,510 402
Live Nation Entertainment Inc 709 49
Oriental Land Co Ltd/Japan 500 69
$ 520
Environmental Control - 0.00%
Kurita Water Industries Ltd 800 22
Food - (0.56)%
Aeon Co Ltd 3,900 80
Barry Callebaut AG 89 179
Campbell Soup Co 4,694 219
Hormel Foods Corp 10,869 484
COMMON STOCKS (continued) Shares Value (000’s)
Food (continued)
Jardine Strategic Holdings Ltd 5,500 $ 175
Kikkoman Corp 6,400 322
Kroger Co/The 23,700 648
McCormick & Co Inc/MD 5,010 848
Mowi ASA 28,992 719
NH Foods Ltd 5,800 243
Ocado Group PLC 44,864 769
Tyson Foods Inc 5,383 484
Yamazaki Baking Co Ltd 7,200 132
$ 5,302
Food Service - (0.06)%
Grubhub Inc 4,103 177
Sodexo SA 3,052 356
$ 533
Forest Products & Paper - (0.02)%
Stora Enso Oyj 8,893 120
West Fraser Timber Co Ltd 2,500 109
$ 229
Gas - (0.23)%
Atmos Energy Corp 11,714 1,253
NiSource Inc 27,783 735
Toho Gas Co Ltd 1,500 57
$ 2,045
Healthcare - Products - (1.01)%
Abbott Laboratories 11,337 969
ABIOMED Inc 957 188
Align Technology Inc 1,698 471
Baxter International Inc 10,732 880
Becton Dickinson and Co 4,218 1,090
Boston Scientific Corp 26,349 1,140
Cooper Cos Inc/The 1,050 329
DENTSPLY SIRONA Inc 4,758 269
Edwards Lifesciences Corp 2,248 551
Hologic Inc 3,310 170
IDEXX Laboratories Inc 1,830 460
Intuitive Surgical Inc 1,848 1,096
QIAGEN NV 6,189 265
ResMed Inc 465 70
Stryker Corp 587 120
Teleflex Inc 980 346
Terumo Corp 400 14
Thermo Fisher Scientific Inc 520 163
Varian Medical Systems Inc 596 80
Zimmer Biomet Holdings Inc 4,432 644
$ 9,315
Healthcare - Services - (0.15)%
Fresenius Medical Care AG & Co KGaA 4,614 338
IQVIA Holdings Inc 4,120 601
Ryman Healthcare Ltd 30,452 295
WellCare Health Plans Inc 448 144
$ 1,378
Holding Companies - Diversified - (0.06)%
Jardine Matheson Holdings Ltd 9,300 523
Home Builders - (0.07)%
Iida Group Holdings Co Ltd 11,000 196
NVR Inc 63 239
PulteGroup Inc 4,314 171
$ 606
Home Furnishings - (0.10)%
Electrolux AB 15,005 386
Panasonic Corp 57,500 543
$ 929
Insurance - (0.51)%
Aflac Inc 7,100 389
Arthur J Gallagher & Co 2,084 194
AXA Equitable Holdings Inc 16,837 417
Chubb Ltd 3,615 548
Great-West Lifeco Inc 15,600 393
Lincoln National Corp 1,416 84

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2019 (unaudited)
See accompanying notes.

Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Insurance (continued)
Prudential Financial Inc 9,363 $ 876
Reinsurance Group of America Inc 5,600 927
Suncorp Group Ltd 6,259 57
Swiss Life Holding AG 531 263
Unum Group 4,100 126
Willis Towers Watson PLC 2,197 432
$ 4,706
Internet - (0.40)%
eBay Inc 3,518 125
Expedia Group Inc 3,053 310
Iliad SA 2,558 326
MercadoLibre Inc 100 58
Netflix Inc 2,714 853
NortonLifeLock Inc 13,372 333
Okta Inc 1,300 169
Shopify Inc 1,100 369
Twitter Inc 16,891 522
VeriSign Inc 1,858 354
Wayfair Inc 1,389 118
Zillow Group Inc - C Shares 5,126 201
$ 3,738
Investment Companies - (0.10)%
Kinnevik AB - B Shares 4,044 93
L E Lundbergforetagen AB 1,965 78
Pargesa Holding SA 9,027 712
$ 883
Iron & Steel - (0.16)%
Hitachi Metals Ltd 90,200 1,264
voestalpine AG 7,292 193
$ 1,457
Leisure Products & Services - (0.17)%
Carnival Corp 16,573 747
Flight Centre Travel Group Ltd 6,253 187
Harley-Davidson Inc 2,499 91
Royal Caribbean Cruises Ltd 4,457 535
TUI AG 1,413 19
$ 1,579
Lodging - (0.31)%
City Developments Ltd 62,000 469
Crown Resorts Ltd 2,595 23
Las Vegas Sands Corp 8,872 557
MGM Resorts International 17,695 565
Whitbread PLC 8,216 488
Wynn Resorts Ltd 6,868 830
$ 2,932
Machinery - Diversified - (0.31)%
ANDRITZ AG 5,303 207
CNH Industrial NV 37,090 396
Daifuku Co Ltd 2,900 169
Deere & Co 7,395 1,243
Flowserve Corp 2,392 116
Roper Technologies Inc 281 101
Weir Group PLC/The 1,164 21
Westinghouse Air Brake Technologies Corp 3,269 257
Yaskawa Electric Corp 13,600 500
$ 3,010
Media - (0.51)%
Bollore SA 180,553 772
DISH Network Corp 9,066 310
DISH Network Corp - Rights 489 —
Liberty Broadband Corp - C Shares 12,340 1,474
News Corp - A Shares 41,496 535
Pearson PLC 35,582 298
Schibsted ASA - B Shares 818 21
Walt Disney Co/The 9,543 1,446
$ 4,856
Metal Fabrication & Hardware - (0.06)%
MISUMI Group Inc 23,300 578
COMMON STOCKS (continued) Shares Value (000’s)
Mining - (0.29)%
Anglo American PLC 6,749 $ 177
Barrick Gold Corp 3,100 52
Boliden AB 12,601 325
Cameco Corp 1,400 13
Freeport-McMoRan Inc 45,571 518
Fresnillo PLC 51,904 388
Mitsubishi Materials Corp 16,700 447
Newmont Goldcorp Corp 17,405 668
$ 2,588
Miscellaneous Manufacturers - (0.18)%
General Electric Co 81,429 918
Knorr- Bremse AG 2,054 200
Smiths Group PLC 16,461 353
Textron Inc 3,902 180
$ 1,651
Office & Business Equipment - (0.12)%
Ricoh Co Ltd 71,700 739
Seiko Epson Corp 23,700 361
$ 1,100
Oil & Gas - (0.47)%
Cabot Oil & Gas Corp 6,974 111
Cimarex Energy Co 2,153 99
Concho Resources Inc 8,263 600
Diamondback Energy Inc 5,680 439
EOG Resources Inc 3,717 264
Exxon Mobil Corp 10,813 737
Hess Corp 10,259 637
Marathon Oil Corp 13,080 152
Noble Energy Inc 10,252 213
Occidental Petroleum Corp 14,251 550
Oil Search Ltd 41,789 210
Pioneer Natural Resources Co 2,864 366
$ 4,378
Oil & Gas Services - (0.11)%
National Oilwell Varco Inc 6,597 149
Schlumberger Ltd 21,474 777
TechnipFMC PLC 6,792 128
$ 1,054
Packaging & Containers - (0.05)%
Crown Holdings Inc 4,314 327
Sealed Air Corp 2,440 92
$ 419
Pharmaceuticals - (0.20)%
Cardinal Health Inc 4,665 257
Daiichi Sankyo Co Ltd 2,100 132
Eli Lilly & Co 9,025 1,059
Perrigo Co PLC 2,171 111
Sarepta Therapeutics Inc 380 43
Takeda Pharmaceutical Co Ltd 2,700 110
Zoetis Inc 2,666 321
$ 2,033
Pipelines - (0.30)%
Cheniere Energy Inc 8,000 484
Inter Pipeline Ltd 1,300 22
Kinder Morgan Inc/DE 28,620 561
ONEOK Inc 8,765 623
Targa Resources Corp 16,400 599
Williams Cos Inc/The 25,704 584
$ 2,873
Real Estate - (0.16)%
Aroundtown SA 62,281 540
Hulic Co Ltd 13,800 155
Swiss Prime Site AG 2,258 238
Tokyu Fudosan Holdings Corp 70,200 482
$ 1,415
REITs - (0.56)%
American Tower Corp 4,702 1,006
Crown Castle International Corp 8,754 1,170
Equinix Inc 1,458 826

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2019 (unaudited)
See accompanying notes.

Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
REITs (continued)
Host Hotels & Resorts Inc 11,094 $ 194
Iron Mountain Inc 6,093 196
Macerich Co/The 2,418 65
Regency Centers Corp 934 61
SBA Communications Corp 2,168 513
Simon Property Group Inc 3,147 476
SL Green Realty Corp 1,326 113
Vornado Realty Trust 470 30
Weyerhaeuser Co 15,307 452
$ 5,102
Retail - (0.55)%
Canadian Tire Corp Ltd 600 70
CarMax Inc 10,919 1,062
Chipotle Mexican Grill Inc 475 387
Dollar Tree Inc 4,548 416
Genuine Parts Co 6,421 670
Isetan Mitsukoshi Holdings Ltd 7,700 69
J Front Retailing Co Ltd 37,700 496
L Brands Inc 4,321 83
Lowe's Cos Inc 2,927 343
Macy's Inc 6,500 100
Marui Group Co Ltd 4,300 104
Nordstrom Inc 2,654 101
O'Reilly Automotive Inc 556 246
Pan Pacific International Holdings Corp 30,500 495
Ryohin Keikaku Co Ltd 10,000 228
Tiffany & Co 2,745 367
Yamada Denki Co Ltd 8,300 41
$ 5,278
Semiconductors - (0.85)%
Advanced Micro Devices Inc 6,892 270
Analog Devices Inc 4,885 552
Broadcom Inc 3,906 1,235
IPG Photonics Corp 1,225 174
Marvell Technology Group Ltd 27,900 736
Maxim Integrated Products Inc 4,650 263
Microchip Technology Inc 4,545 430
Micron Technology Inc 23,645 1,123
NVIDIA Corp 6,625 1,436
QUALCOMM Inc 17,737 1,482
Skyworks Solutions Inc 1,611 158
SUMCO Corp 2,200 34
$ 7,893
Shipbuilding - (0.02)%
Huntington Ingalls Industries Inc 878 221
Software - (1.12)%
Activision Blizzard Inc 13,111 719
Adobe Inc 1,786 553
Akamai Technologies Inc 3,468 302
ANSYS Inc 1,473 375
Autodesk Inc 4,619 836
BlackBerry Ltd 32,800 181
Cadence Design Systems Inc 479 34
Cerner Corp 6,933 496
Citrix Systems Inc 2,221 251
Electronic Arts Inc 5,005 506
Fidelity National Information Services Inc 7,882 1,089
Fiserv Inc 9,013 1,048
Intuit Inc 2,225 576
MongoDB Inc 2,300 342
Nexon Co Ltd 2,400 33
PTC Inc 4,100 314
salesforce.com Inc 3,990 650
ServiceNow Inc 1,434 406
Splunk Inc 2,954 441
Synopsys Inc 1,443 203
Take-Two Interactive Software Inc 2,400 291
Twilio Inc 8,553 883
COMMON STOCKS (continued) Shares Value (000’s)
Software (continued)
Worldline SA/France 1,488 $ 96
$ 10,625
Telecommunications - (0.10)%
Corning Inc 22,998 668
Nokia OYJ 11,287 40
Orange SA 16,105 266
Tele2 AB 1,083 16
$ 990
Toys, Games & Hobbies - (0.03)%
Hasbro Inc 2,655 270
Transportation - (0.49)%
CH Robinson Worldwide Inc 1,109 85
FedEx Corp 8,825 1,413
Getlink SE 39,717 670
JB Hunt Transport Services Inc 2,700 312
Keihan Holdings Co Ltd 2,300 112
Keio Corp 3,400 218
Kintetsu Group Holdings Co Ltd 9,800 555
Knight-Swift Transportation Holdings Inc 10,800 399
Mitsui OSK Lines Ltd 18,000 472
Nagoya Railroad Co Ltd 10,400 332
Odakyu Electric Railway Co Ltd 2,000 49
$ 4,617
Water - (0.07)%
American Water Works Co Inc 3,835 464
Suez 6,931 103
United Utilities Group PLC 10,130 112
$ 679
TOTAL COMMON STOCKS (proceeds $150,235) $ 157,762
BONDS - (1.43)%
Principal
Amount (000's) Value (000's)
Electric - (0.49)%
Comision Federal de Electricidad
6.13%, 06/16/2045 $ 4,000 $ 4,565
Sovereign - (0.94)%
Argentine Republic Government International
Bond
7.13%, 06/28/2117 3,512 1,431
7.50%, 04/22/2026 8,175 3,546
Republic of South Africa Government
International Bond
4.85%, 09/27/2027 3,071 3,137
Turkey Government International Bond
11.88%, 01/15/2030 497 697
$ 8,811
TOTAL BONDS (proceeds $15,754) $ 13,376
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - (34.53)%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - (3.15)%
3.00%, 12/01/2049 $ 29,115 $ 29,526
U.S. Treasury - (31.07)%
0.00%, 11/30/2021 25,495 25,444
1.25%, 08/31/2024 27,432 26,965
1.50%, 09/30/2021 41,583 41,477
1.50%, 10/31/2021 12,121 12,092
1.50%, 09/15/2022 36,284 36,185
1.50%, 10/31/2024 53,207 52,874
1.50%, 11/30/2024 10,335 10,276
1.63%, 08/15/2029 15,341 15,113
1.75%, 06/30/2024 37,355 37,552
2.38%, 05/15/2027 28,413 29,693
2.38%, 11/15/2049 2,944 3,056
$ 290,727

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2019 (unaudited)
See accompanying notes.

Short Sales Outstanding
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Inflation-Indexed Obligations - (0.31)%
0.25%, 07/15/2029 $ 2,906 $ 2,928
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (proceeds $322,175) $ 323,181
TOTAL SHORT SALES (proceeds $488,295) $ 494,460

Schedule of Investments
Global Opportunities Fund
November 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0.00% Shares Held Value (000's)
Money Market Funds - 0.00%
Principal Government Money Market Fund
1.52%
(a),(b)
100 $ —
TOTAL INVESTMENT COMPANIES $ —
COMMON STOCKS - 96.07% Shares Held Value (000's)
Agriculture - 1.21%
Philip Morris International Inc 2,389 198
Apparel - 2.65%
Capri Holdings Ltd
( c)
4,422 165
Fila Korea Ltd 2,496 109
Yue Yuen Industrial Holdings Ltd 54,500 161
$ 435
Automobile Manufacturers - 3.45%
Ferrari NV 1,032 174
Kia Motors Corp 3,823 140
Toyota Motor Corp 3,600 252
$ 566
Banks - 5.81%
Banco Comercial Portugues SA 548,152 118
Bank Leumi Le-Israel BM 21,928 159
BOC Hong Kong Holdings Ltd 39,000 132
IBERIABANK Corp 2,633 192
ICICI Bank Ltd ADR 15,313 216
Synovus Financial Corp 3,588 137
$ 954
Commercial Services - 1.17%
PayPal Holdings Inc
( c)
1,773 192
Computers - 2.67%
CyberArk Software Ltd
( c)
1,339 164
Lenovo Group Ltd 188,000 124
Perspecta Inc 5,475 151
$ 439
Cosmetics & Personal Care - 1.23%
Colgate-Palmolive Co 2,976 202
Distribution & Wholesale - 0.97%
ITOCHU Corp 7,300 159
Diversified Financial Services - 5.41%
AerCap Holdings NV
( c)
3,098 191
Ameriprise Financial Inc 1,155 189
LPL Financial Holdings Inc 1,947 180
Mastercard Inc 1,125 329
$ 889
Electric - 0.80%
Iberdrola SA 13,391 132
Electrical Components & Equipment - 2.18%
AMETEK Inc 2,182 216
Delta Electronics Inc 31,000 142
$ 358
Electronics - 2.32%
Honeywell International Inc 1,241 222
TE Connectivity Ltd 1,717 159
$ 381
Energy - Alternate Sources - 1.06%
Vestas Wind Systems A/S 1,833 174
Engineering & Construction - 1.88%
ACS Actividades de Construccion y Servicios SA 4,154 162
Vinci SA 1,352 147
$ 309
Environmental Control - 0.87%
Waste Management Inc 1,258 142
Food - 2.53%
Nestle SA 2,327 242
WH Group Ltd
( d)
169,000 173
$ 415
Healthcare - Products - 3.02%
Danaher Corp 1,592 232
Thermo Fisher Scientific Inc 840 264
$ 496
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 3.20%
ICON PLC
( c)
1,162 $ 190
Lonza Group AG
( c)
463 157
Syneos Health Inc
( c)
3,250 178
$ 525
Home Furnishings - 0.69%
Sony Corp 1,800 114
Insurance - 6.15%
Athene Holding Ltd
( c)
4,160 187
Fidelity National Financial Inc 3,143 150
Legal & General Group PLC 48,895 178
NN Group NV 3,759 144
Ping An Insurance Group Co of China Ltd 15,500 176
Prudential Financial Inc 1,868 175
$ 1,010
Internet - 8.71%
Alphabet Inc - A Shares
( c)
350 456
Amazon.com Inc
( c)
82 148
eBay Inc 3,844 136
Facebook Inc
( c)
1,964 396
Tencent Holdings Ltd 4,400 186
Uber Technologies Inc
( c)
3,652 108
$ 1,430
Iron & Steel - 0.58%
Steel Dynamics Inc 2,835 96
Machinery - Diversified - 0.94%
Dover Corp 1,391 155
Media - 0.85%
Altice USA Inc
( c)
5,437 139
Mining - 0.95%
MMC Norilsk Nickel PJSC ADR 5,952 156
Oil & Gas - 5.71%
BP PLC 33,317 208
ConocoPhillips 4,159 249
Marathon Petroleum Corp 2,117 128
Petrobras Distribuidora SA 15,200 100
Petroleo Brasileiro SA 22,600 167
Whitecap Resources Inc 27,500 85
$ 937
Pharmaceuticals - 4.10%
Merck & Co Inc 2,405 209
Novartis AG 1,973 182
Roche Holding AG 914 282
$ 673
Pipelines - 1.08%
TC Energy Corp 3,500 177
Private Equity - 3.44%
3i Group PLC 12,905 179
Blackstone Group Inc/The 3,170 172
Brookfield Asset Management Inc 3,700 214
$ 565
Real Estate - 1.46%
CK Asset Holdings Ltd 14,000 93
Sun Hung Kai Properties Ltd 10,000 146
$ 239
REITs - 1.11%
Equity LifeStyle Properties Inc 2,452 182
Retail - 4.35%
Alimentation Couche-Tard Inc 6,000 196
Hennes & Mauritz AB 7,101 137
O'Reilly Automotive Inc
( c)
442 196
TJX Cos Inc/The 3,022 185
$ 714
Semiconductors - 4.34%
ASML Holding NV 499 135
Realtek Semiconductor Corp
( c)
15,000 113
Samsung Electronics Co Ltd 6,218 266

Schedule of Investments
Global Opportunities Fund
November 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Taiwan Semiconductor Manufacturing Co Ltd
ADR
3,739 $ 199
$ 713
Software - 4.52%
Adobe Inc
( c)
709 219
Microsoft Corp 3,458 524
$ 743
Telecommunications - 3.48%
China Mobile Ltd 17,500 132
Nice Ltd ADR
(c)
1,141 173
SoftBank Group Corp 2,600 101
Telefonaktiebolaget LM Ericsson 18,455 166
$ 572
Toys, Games & Hobbies - 1.18%
Nintendo Co Ltd 500 194
TOTAL COMMON STOCKS $ 15,775
Total Investments $ 15,775
Other Assets and Liabilities -  3.93% 646
TOTAL NET ASSETS - 100.00% $ 16,421
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $173 or 1.05% of net assets.
Portfolio Summary  ( unaudited)
Location Percent
United States 42.91%
Switzerland 6.24%
Hong Kong 5.09%
Japan 5.00%
United Kingdom 4.45%
Canada 4.09%
Korea, Republic Of 3.13%
Israel 3.02%
China 2.95%
Taiwan 2.76%
Ireland 2.32%
Sweden 1.85%
Spain 1.79%
Netherlands 1.70%
Brazil 1.63%
India 1.32%
Bermuda 1.14%
Italy 1.06%
Denmark 1.06%
Russian Federation 0.95%
France 0.89%
Portugal 0.72%
Other Assets and Liabilities
3.93%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2019 Purchases Sales November 30, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.52% $ 28 $ 1,043 $ 1,071 $ —
$ 28 $ 1,043 $ 1,071 $ –
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.52% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.

Schedule of Investments
International Equity Index Fund
November 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.03% Shares Held Value (000's)
Exchange-Traded Funds - 0.89%
iShares MSCI EAFE ETF 150,000 $ 10,227
Money Market Funds - 1.14%
BlackRock Liquidity FedFund 1.53%
(a),(b)
2,734,816 2,735
Principal Government Money Market Fund
1.52%
(a),(b),(c)
10,420,034 10,420
$ 13,155
TOTAL INVESTMENT COMPANIES $ 23,382
COMMON STOCKS - 97.50% Shares Held Value (000's)
Advertising - 0.27%
Dentsu Inc 17,000 617
Hakuhodo DY Holdings Inc 18,200 294
JCDecaux SA 6,669 191
Publicis Groupe SA 16,950 745
WPP PLC 98,873 1,277
$ 3,124
Aerospace & Defense - 1.56%
Airbus SE 45,724 6,719
BAE Systems PLC 251,027 1,859
Dassault Aviation SA 196 267
Elbit Systems Ltd 1,903 315
IHI Corp 11,600 271
Kawasaki Heavy Industries Ltd 11,200 252
Leonardo SpA 31,710 370
Meggitt PLC 60,875 506
MTU Aero Engines AG 4,075 1,103
Rolls-Royce Holdings PLC
( d)
135,392 1,244
Safran SA 25,645 4,193
Thales SA 8,350 818
$ 17,917
Agriculture - 1.00%
British American Tobacco PLC 179,725 7,113
Imperial Brands PLC 74,700 1,643
Japan Tobacco Inc 94,000 2,142
Swedish Match AB 13,317 638
$ 11,536
Airlines - 0.15%
ANA Holdings Inc 9,100 310
Deutsche Lufthansa AG 18,617 353
easyJet PLC 12,449 215
Japan Airlines Co Ltd 9,000 280
Qantas Airways Ltd 57,235 283
Singapore Airlines Ltd 42,300 284
$ 1,725
Apparel - 1.89%
Adidas AG 14,133 4,407
Burberry Group PLC 32,240 877
Hermes International 2,482 1,860
Kering SA 5,937 3,575
LVMH Moet Hennessy Louis Vuitton SE 21,780 9,751
Moncler SpA 14,149 619
Puma SE 6,501 488
Yue Yuen Industrial Holdings Ltd 56,500 167
$ 21,744
Automobile Manufacturers - 2.97%
Bayerische Motoren Werke AG 25,943 2,092
Daimler AG 71,252 4,010
Ferrari NV 9,443 1,594
Fiat Chrysler Automobiles NV 85,047 1,252
Hino Motors Ltd 22,500 220
Honda Motor Co Ltd 127,800 3,592
Isuzu Motors Ltd 43,200 506
Mazda Motor Corp 44,500 395
Mitsubishi Motors Corp 52,600 236
Nissan Motor Co Ltd 181,900 1,123
Peugeot SA 46,083 1,112
Renault SA 15,062 721
Subaru Corp 48,300 1,266
Suzuki Motor Corp 28,900 1,283
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Manufacturers (continued)
Toyota Motor Corp 179,000 $ 12,523
Volkswagen AG 2,545 484
Volvo AB - B Shares 116,427 1,800
$ 34,209
Automobile Parts & Equipment - 1.00%
Aisin Seiki Co Ltd 12,700 481
Bridgestone Corp 44,800 1,792
Cie Generale des Etablissements Michelin SCA 13,388 1,606
Continental AG 8,620 1,127
Denso Corp 34,000 1,519
Faurecia SE 5,950 315
JTEKT Corp 16,200 202
Koito Manufacturing Co Ltd 8,200 423
NGK Insulators Ltd 20,500 338
NGK Spark Plug Co Ltd 12,200 244
Nokian Renkaat OYJ 9,796 265
Pirelli & C SpA
( e)
31,342 178
Stanley Electric Co Ltd 10,300 285
Sumitomo Electric Industries Ltd 59,100 883
Sumitomo Rubber Industries Ltd 13,400 170
Toyoda Gosei Co Ltd 5,100 119
Toyota Industries Corp 11,500 676
Valeo SA 18,885 744
Yokohama Rubber Co Ltd/The 9,300 192
$ 11,559
Banks - 10.25%
ABN AMRO Bank NV
( e)
33,143 565
AEON Financial Service Co Ltd 8,800 133
AIB Group PLC 63,804 209
Aozora Bank Ltd 9,300 237
Australia & New Zealand Banking Group Ltd 222,094 3,731
Banco Bilbao Vizcaya Argentaria SA 522,449 2,745
Banco de Sabadell SA 440,886 488
Banco Espirito Santo SA
( d),(f),(g)
131,709 —
Banco Santander SA 1,302,058 5,071
Bank Hapoalim BM 88,920 717
Bank Leumi Le-Israel BM 115,922 840
Bank of East Asia Ltd/The 102,000 230
Bank of Ireland Group PLC 75,843 380
Bank of Kyoto Ltd/The 4,200 173
Bankia SA 96,202 186
Bankinter SA 52,821 369
Barclays PLC 1,351,508 2,987
Bendigo & Adelaide Bank Ltd 38,516 262
BNP Paribas SA 88,133 4,941
BOC Hong Kong Holdings Ltd 290,000 985
CaixaBank SA 281,198 829
Chiba Bank Ltd/The 42,800 244
Commerzbank AG 78,500 453
Commonwealth Bank of Australia 138,704 7,589
Concordia Financial Group Ltd 83,000 337
Credit Agricole SA 90,408 1,234
Credit Suisse Group AG
( d)
200,271 2,622
Danske Bank A/S 50,666 684
DBS Group Holdings Ltd 140,600 2,595
Deutsche Bank AG 153,841 1,105
DNB ASA 74,292 1,246
Erste Group Bank AG
( d)
23,574 843
FinecoBank Banca Fineco SpA 47,710 591
Fukuoka Financial Group Inc 13,400 256
Hang Seng Bank Ltd 60,000 1,223
HSBC Holdings PLC 1,581,897 11,785
ING Groep NV 305,293 3,511
Intesa Sanpaolo SpA 1,166,148 2,951
Israel Discount Bank Ltd 91,204 419
Japan Post Bank Co Ltd 31,700 307
KBC Group NV 19,566 1,424
Lloyds Banking Group PLC 5,493,614 4,331
Macquarie Group Ltd 25,337 2,368

Schedule of Investments
International Equity Index Fund
November 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Mediobanca Banca di Credito Finanziario SpA
( h)
48,662 $ 543
Mitsubishi UFJ Financial Group Inc 963,800 5,109
Mizrahi Tefahot Bank Ltd 11,022 294
Mizuho Financial Group Inc 1,890,100 2,927
National Australia Bank Ltd 225,888 3,959
Natixis SA 74,116 309
Nordea Bank Abp 253,856 1,798
Oversea-Chinese Banking Corp Ltd 253,900 2,001
Raiffeisen Bank International AG 11,599 272
Resona Holdings Inc 163,900 696
Royal Bank of Scotland Group PLC 378,953 1,108
Seven Bank Ltd 46,200 143
Shinsei Bank Ltd 15,200 241
Shizuoka Bank Ltd/The 35,600 271
Skandinaviska Enskilda Banken AB 127,521 1,094
Societe Generale SA 63,519 1,996
Standard Chartered PLC 213,602 1,922
Sumitomo Mitsui Financial Group Inc 104,200 3,815
Sumitomo Mitsui Trust Holdings Inc 25,944 994
Svenska Handelsbanken AB 120,350 1,181
Swedbank AB 70,957 924
UBS Group AG
( d)
302,364 3,661
UniCredit SpA 157,492 2,174
United Overseas Bank Ltd 98,700 1,863
Westpac Banking Corp 273,441 4,562
$ 118,053
Beverages - 2.32%
Anheuser-Busch InBev SA/NV 59,703 4,733
Asahi Group Holdings Ltd 28,400 1,367
Budweiser Brewing Co APAC Ltd
( d),(e)
103,700 370
Carlsberg A/S 8,382 1,206
Coca-Cola Amatil Ltd 39,709 306
Coca-Cola Bottlers Japan Holdings Inc 9,700 233
Coca-Cola European Partners PLC 18,125 915
Coca-Cola HBC AG
( d)
15,645 522
Davide Campari-Milano SpA 45,507 415
Diageo PLC 185,340 7,572
Heineken Holding NV 9,028 865
Heineken NV 20,310 2,104
Kirin Holdings Co Ltd 64,500 1,429
Pernod Ricard SA 16,637 3,056
Remy Cointreau SA 1,769 228
Suntory Beverage & Food Ltd 10,900 473
Treasury Wine Estates Ltd 56,393 714
Vitasoy International Holdings Ltd 58,000 223
$ 26,731
Biotechnology - 0.76%
BeiGene Ltd ADR
(d)
2,825 574
CSL Ltd 35,513 6,815
Genmab A/ S
( d)
5,092 1,187
H Lundbeck A/S 5,462 209
$ 8,785
Building Materials - 1.44%
AGC Inc/Japan 14,300 523
Boral Ltd 91,855 320
Cie de Saint-Gobain 38,544 1,560
CRH PLC 62,451 2,389
Daikin Industries Ltd 19,500 2,809
Fletcher Building Ltd 66,862 225
Geberit AG 2,903 1,559
HeidelbergCement AG 11,661 859
James Hardie Industries PLC 34,653 679
Kingspan Group PLC 12,043 648
LafargeHolcim Ltd
( d)
38,607 1,990
LIXIL Group Corp 20,900 353
Rinnai Corp 2,600 200
Sika AG 9,998 1,740
Taiheiyo Cement Corp 9,500 275
COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
TOTO Ltd 11,100 $ 486
$ 16,615
Chemicals - 3.15%
Air Liquide SA 36,959 5,011
Air Water Inc 11,700 188
Akzo Nobel NV 17,846 1,709
Arkema SA 5,394 559
Asahi Kasei Corp 98,900 1,112
BASF SE 71,966 5,402
Brenntag AG 12,107 645
Chr Hansen Holding A/S 8,266 628
Clariant AG
( d)
15,605 323
Covestro AG
( e)
13,623 637
Croda International PLC 10,070 648
Daicel Corp 19,500 192
EMS- Chemie Holding AG 642 399
Evonik Industries AG 14,606 424
Givaudan SA 724 2,129
Hitachi Chemical Co Ltd 8,200 295
Incitec Pivot Ltd 125,817 275
Israel Chemicals Ltd 55,174 259
Johnson Matthey PLC 15,165 563
JSR Corp 15,100 268
Kansai Paint Co Ltd 13,900 351
Koninklijke DSM NV 14,216 1,822
Kuraray Co Ltd 25,000 302
LANXESS AG 6,510 434
Mitsubishi Chemical Holdings Corp 100,300 744
Mitsubishi Gas Chemical Co Inc 12,500 196
Mitsui Chemicals Inc 14,400 345
Nippon Paint Holdings Co Ltd 11,500 614
Nissan Chemical Corp 9,800 388
Nitto Denko Corp 12,400 696
Novozymes A/S 16,731 799
Shin-Etsu Chemical Co Ltd 28,500 3,063
Showa Denko KK 10,600 283
Solvay SA 5,808 666
Sumitomo Chemical Co Ltd 116,700 527
Symrise AG 10,081 977
Taiyo Nippon Sanso Corp 10,200 227
Toray Industries Inc 108,700 720
Tosoh Corp 20,400 304
Umicore SA 15,446 663
Yara International ASA 13,874 523
$ 36,310
Commercial Services - 2.61%
Adecco Group AG 12,159 753
Adyen NV
( d),(e)
812 623
Amadeus IT Group SA 33,791 2,689
Ashtead Group PLC 36,139 1,097
Atlantia SpA 38,823 860
Benesse Holdings Inc 5,700 150
Brambles Ltd 123,979 1,054
Bureau Veritas SA 23,016 603
Dai Nippon Printing Co Ltd 19,100 511
Edenred 19,055 946
Experian PLC 71,385 2,368
G4S PLC 121,572 329
GMO Payment Gateway Inc 3,200 227
Intertek Group PLC 12,646 901
ISS A/S 12,367 284
Park24 Co Ltd 9,100 220
Persol Holdings Co Ltd 13,900 256
Randstad NV 9,336 543
Recruit Holdings Co Ltd 106,300 3,853
RELX PLC 152,315 3,687
Rentokil Initial PLC 144,901 833
Secom Co Ltd 16,500 1,401
Securitas AB 24,534 407

Schedule of Investments
International Equity Index Fund
November 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
SGS SA 415 $ 1,080
Sohgo Security Services Co Ltd 5,600 291
Toppan Printing Co Ltd 21,900 436
Transurban Group 212,433 2,209
Wirecard AG
( h)
9,199 1,211
Worley Ltd 26,432 268
$ 30,090
Computers - 0.89%
Atos SE 7,701 654
Capgemini SE 12,453 1,473
Check Point Software Technologies Ltd
( d)
9,543 1,125
Computershare Ltd 38,288 459
CyberArk Software Ltd
( d)
2,957 363
Fujitsu Ltd 15,400 1,401
Ingenico Group SA 4,742 506
Itochu Techno-Solutions Corp 7,500 201
NEC Corp 19,400 776
Nomura Research Institute Ltd 26,543 560
NTT Data Corp 49,400 674
Obic Co Ltd 5,000 664
Otsuka Corp 8,200 329
Teleperformance 4,590 1,088
$ 10,273
Consumer Products - 0.45%
Henkel AG & Co KGaA 8,143 786
Reckitt Benckiser Group PLC 55,576 4,363
$ 5,149
Cosmetics & Personal Care - 2.40%
Beiersdorf AG 7,899 920
Essity AB 47,521 1,494
Kao Corp 37,800 2,976
Kose Corp 2,600 415
Lion Corp 17,600 355
L'Oreal SA 19,800 5,645
Pigeon Corp 9,100 423
Pola Orbis Holdings Inc 7,100 175
Shiseido Co Ltd 31,300 2,263
Unicharm Corp 31,600 1,036
Unilever NV 114,980 6,841
Unilever PLC 86,961 5,151
$ 27,694
Distribution & Wholesale - 1.11%
Bunzl PLC 26,385 724
Ferguson PLC 17,948 1,563
ITOCHU Corp 105,500 2,303
Jardine Cycle & Carriage Ltd 7,700 173
Marubeni Corp 122,500 906
Mitsubishi Corp 105,900 2,776
Mitsui & Co Ltd 129,700 2,301
Sumitomo Corp 93,100 1,404
Toyota Tsusho Corp 16,700 584
$ 12,734
Diversified Financial Services - 1.63%
Acom Co Ltd 31,200 130
AerCap Holdings NV
( d)
9,633 595
Amundi SA
( e)
4,742 359
ASX Ltd 15,170 839
Credit Saison Co Ltd 12,300 204
Daiwa Securities Group Inc 119,900 608
Deutsche Boerse AG 14,888 2,279
Hargreaves Lansdown PLC 22,300 534
Hong Kong Exchanges & Clearing Ltd 93,700 2,968
Japan Exchange Group Inc 39,900 679
Julius Baer Group Ltd
( d)
17,537 826
London Stock Exchange Group PLC 24,662 2,193
Magellan Financial Group Ltd 9,990 355
Mebuki Financial Group Inc 69,300 179
Mitsubishi UFJ Lease & Finance Co Ltd 31,600 203
Nomura Holdings Inc 260,100 1,333
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
ORIX Corp 103,700 $ 1,700
SBI Holdings Inc/Japan 18,490 384
Schroders PLC 9,741 415
Singapore Exchange Ltd 63,000 408
St James's Place PLC 41,683 586
Standard Life Aberdeen PLC 188,000 770
Tokyo Century Corp 3,300 176
$ 18,723
Electric - 2.62%
AGL Energy Ltd 51,386 709
AusNet Services 144,551 170
Chubu Electric Power Co Inc 50,400 703
Chugoku Electric Power Co Inc/The 21,800 288
CLP Holdings Ltd 128,500 1,324
E.ON SE 175,909 1,841
EDP - Energias de Portugal SA 200,550 811
Electric Power Development Co Ltd 11,500 276
Electricite de France SA 47,809 491
Endesa SA 24,887 677
Enel SpA 637,271 4,817
Engie SA 143,109 2,264
Fortum Oyj 34,801 820
HK Electric Investments & HK Electric
Investments Ltd
207,500 203
Iberdrola SA 473,555 4,659
Kansai Electric Power Co Inc/The 55,100 629
Kyushu Electric Power Co Inc 29,800 262
Mercury NZ Ltd 53,369 164
Meridian Energy Ltd 100,409 304
Origin Energy Ltd 137,996 813
Orsted A/ S
( e)
14,823 1,366
Power Assets Holdings Ltd 108,500 754
Red Electrica Corp SA 33,916 662
RWE AG 45,758 1,356
Sembcorp Industries Ltd 77,100 124
SSE PLC 80,017 1,345
Terna Rete Elettrica Nazionale SpA 110,242 707
Tohoku Electric Power Co Inc 33,500 332
Tokyo Electric Power Co Holdings Inc
( d)
119,600 525
Uniper SE 15,772 509
Verbund AG 5,336 277
$ 30,182
Electrical Components & Equipment - 0.60%
Brother Industries Ltd 17,500 347
Casio Computer Co Ltd 15,200 290
Legrand SA 20,906 1,651
Prysmian SpA 18,909 431
Schneider Electric SE 43,319 4,179
$ 6,898
Electronics - 1.70%
ABB Ltd 144,399 3,155
Alps Alpine Co Ltd 16,300 367
Assa Abloy AB 78,534 1,865
Halma PLC 29,748 809
Hirose Electric Co Ltd 2,499 308
Hitachi High-Technologies Corp 5,400 353
Hoya Corp 29,900 2,732
Kyocera Corp 25,100 1,710
MINEBEA MITSUMI Inc 28,500 553
Murata Manufacturing Co Ltd 45,000 2,610
Nidec Corp 17,600 2,605
Omron Corp 15,100 888
TDK Corp 10,200 1,073
Venture Corp Ltd 21,500 249
Yokogawa Electric Corp 17,900 328
$ 19,605

Schedule of Investments
International Equity Index Fund
November 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Energy - Alternate Sources - 0.15%
Siemens Gamesa Renewable Energy SA 18,679 $ 298
Vestas Wind Systems A/S 14,807 1,409
$ 1,707
Engineering & Construction - 1.47%
ACS Actividades de Construccion y Servicios SA 20,514 797
Aena SME SA
( e)
5,290 971
Aeroports de Paris 2,327 455
Auckland International Airport Ltd 75,928 440
Bouygues SA 17,482 714
Cellnex Telecom SA
( e)
19,627 843
CIMIC Group Ltd 7,623 174
CK Infrastructure Holdings Ltd 52,000 352
Eiffage SA 6,144 671
Ferrovial SA 38,514 1,143
Fraport AG Frankfurt Airport Services Worldwide 3,261 277
HOCHTIEF AG 1,938 238
Japan Airport Terminal Co Ltd 3,900 203
JGC Holdings Corp 17,200 250
Kajima Corp 35,200 465
Keppel Corp Ltd 114,000 560
Lendlease Group 44,202 579
NWS Holdings Ltd 122,500 164
Obayashi Corp 50,900 540
SATS Ltd 52,900 193
Shimizu Corp 46,300 444
Singapore Technologies Engineering Ltd 122,300 369
Skanska AB 26,651 589
Sydney Airport 86,712 539
Taisei Corp 15,900 624
Vinci SA 40,017 4,362
$ 16,956
Entertainment - 0.51%
Aristocrat Leisure Ltd 45,028 1,034
Flutter Entertainment PLC 6,128 702
Genting Singapore Ltd 473,500 320
GVC Holdings PLC 45,593 502
Oriental Land Co Ltd/Japan 15,700 2,173
Sankyo Co Ltd 3,500 119
Sega Sammy Holdings Inc 13,500 195
Tabcorp Holdings Ltd 158,218 514
Toho Co Ltd/Tokyo 8,900 362
$ 5,921
Environmental Control - 0.02%
Kurita Water Industries Ltd 7,800 218
Food - 4.81%
a2 Milk Co Ltd
( d)
57,581 574
Aeon Co Ltd 51,200 1,046
Ajinomoto Co Inc 34,400 574
Associated British Foods PLC 27,915 927
Barry Callebaut AG 236 475
Calbee Inc 6,300 203
Carrefour SA 47,437 783
Casino Guichard Perrachon SA
( h)
4,248 187
Chocoladefabriken Lindt & Spruengli AG - PC 84 641
Chocoladefabriken Lindt & Spruengli AG - REG 8 683
Coles Group Ltd 88,840 979
Colruyt SA 4,328 224
Dairy Farm International Holdings Ltd 26,497 155
Danone SA 48,381 3,981
ICA Gruppen AB 7,093 310
J Sainsbury PLC 138,657 384
Jardine Strategic Holdings Ltd 17,365 551
Jeronimo Martins SGPS SA
( h)
19,723 315
Kerry Group PLC 12,444 1,596
Kikkoman Corp 11,400 573
Koninklijke Ahold Delhaize NV 92,750 2,389
MEIJI Holdings Co Ltd 9,000 612
METRO AG 14,108 227
Mowi ASA 34,439 854
COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
Nestle SA 233,175 $ 24,214
NH Foods Ltd 6,500 273
Nisshin Seifun Group Inc 15,495 291
Nissin Foods Holdings Co Ltd 4,900 367
Ocado Group PLC
( d)
36,005 617
Orkla ASA 58,848 570
Seven & i Holdings Co Ltd 59,100 2,205
Tesco PLC 767,349 2,276
Toyo Suisan Kaisha Ltd 7,000 302
WH Group Ltd
( e)
749,000 769
Wilmar International Ltd 150,500 450
Wm Morrison Supermarkets PLC
( h)
188,052 482
Woolworths Group Ltd 98,622 2,661
Yakult Honsha Co Ltd 9,400 552
Yamazaki Baking Co Ltd 9,500 174
$ 55,446
Food Service - 0.34%
Compass Group PLC 124,289 3,045
Sodexo SA 6,933 808
$ 3,853
Forest Products & Paper - 0.33%
Mondi PLC 38,045 823
Oji Holdings Corp 67,500 386
Smurfit Kappa Group PLC 17,697 628
Stora Enso Oyj 45,581 613
UPM- Kymmene Oyj 41,821 1,397
$ 3,847
Gas - 0.73%
Centrica PLC 455,875 473
Enagas SA 17,771 442
Hong Kong & China Gas Co Ltd 795,020 1,514
National Grid PLC 272,700 3,136
Naturgy Energy Group SA 23,133 601
Osaka Gas Co Ltd 29,400 551
Snam SpA 159,598 793
Toho Gas Co Ltd 5,900 223
Tokyo Gas Co Ltd 29,500 713
$ 8,446
Hand & Machine Tools - 0.31%
Amada Holdings Co Ltd 25,900 289
Disco Corp 2,100 454
Fuji Electric Co Ltd 9,900 305
Makita Corp 17,600 583
Schindler Holding AG - PC 3,191 795
Schindler Holding AG - REG 1,577 377
Techtronic Industries Co Ltd 107,500 808
$ 3,611
Healthcare - Products - 1.88%
Alcon Inc
( d)
32,549 1,798
Asahi Intecc Co Ltd 15,300 446
Carl Zeiss Meditec AG 3,154 385
Cochlear Ltd 4,528 718
Coloplast A/S 9,309 1,100
Demant A/ S
( d)
8,650 265
EssilorLuxottica SA 22,209 3,450
Fisher & Paykel Healthcare Corp Ltd 44,959 639
Koninklijke Philips NV 70,930 3,293
Olympus Corp 91,300 1,356
QIAGEN NV
( d)
17,785 762
Sartorius Stedim Biotech 2,167 344
Shimadzu Corp 17,400 524
Siemens Healthineers AG
( e)
11,754 570
Smith & Nephew PLC 68,526 1,530
Sonova Holding AG 4,351 994
Straumann Holding AG 809 779
Sysmex Corp 13,100 908
Terumo Corp 50,600 1,777
$ 21,638

Schedule of Investments
International Equity Index Fund
November 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 0.69%
BioMerieux 3,247 $ 293
Eurofins Scientific SE
( h)
905 475
Fresenius Medical Care AG & Co KGaA 16,692 1,222
Fresenius SE & Co KGaA 32,738 1,791
Lonza Group AG
( d)
5,835 1,982
NMC Health PLC
( h)
7,360 239
PeptiDream Inc
( d)
7,300 336
Ramsay Health Care Ltd 12,667 626
Ryman Healthcare Ltd 31,342 304
Sonic Healthcare Ltd 35,287 720
$ 7,988
Holding Companies - Diversified - 0.30%
CK Hutchison Holdings Ltd 211,632 1,922
Jardine Matheson Holdings Ltd 17,353 975
Swire Pacific Ltd 39,000 352
Washington H Soul Pattinson & Co Ltd 9,379 142
$ 3,391
Home Builders - 0.50%
Barratt Developments PLC 79,770 688
Berkeley Group Holdings PLC 9,356 554
Daiwa House Industry Co Ltd 44,400 1,359
Iida Group Holdings Co Ltd 11,620 207
Persimmon PLC 24,958 825
Sekisui Chemical Co Ltd 28,500 497
Sekisui House Ltd 48,700 1,053
Taylor Wimpey PLC 256,961 579
$ 5,762
Home Furnishings - 0.81%
Electrolux AB 17,673 454
Hoshizaki Corp 4,200 368
Panasonic Corp 173,000 1,632
SEB SA 1,773 276
Sharp Corp/Japan 16,700 252
Sony Corp 99,600 6,320
$ 9,302
Insurance - 5.49%
Admiral Group PLC 14,819 410
Aegon NV 139,570 628
Ageas 13,990 839
AIA Group Ltd 947,000 9,477
Allianz SE 33,258 7,954
AMP Ltd 262,695 348
Assicurazioni Generali SpA 86,088 1,756
Aviva PLC 306,881 1,600
AXA SA 151,388 4,119
Baloise Holding AG 3,825 665
Challenger Ltd 43,128 238
CNP Assurances 13,450 265
Dai-ichi Life Holdings Inc 84,500 1,363
Direct Line Insurance Group PLC 107,735 425
Gjensidige Forsikring ASA 15,671 295
Hannover Rueck SE 4,726 877
Insurance Australia Group Ltd 181,077 968
Japan Post Holdings Co Ltd 123,400 1,161
Japan Post Insurance Co Ltd 17,600 303
Legal & General Group PLC 467,333 1,696
M&G PLC
( d)
200,561 612
Mapfre SA 84,452 238
Medibank Pvt Ltd 215,784 476
MS&AD Insurance Group Holdings Inc 37,100 1,201
Muenchener Rueckversicherungs -Gesellschaft
AG in Muenchen
11,308 3,245
NN Group NV 23,976 920
Prudential PLC 203,699 3,615
QBE Insurance Group Ltd 103,007 885
RSA Insurance Group PLC 80,806 576
Sampo Oyj 34,737 1,404
SCOR SE 12,424 534
Sompo Holdings Inc 26,350 1,039
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Sony Financial Holdings Inc 12,000 $ 279
Suncorp Group Ltd 98,791 895
Swiss Life Holding AG 2,633 1,306
Swiss Re AG 23,088 2,501
T&D Holdings Inc 43,600 513
Tokio Marine Holdings Inc 50,100 2,726
Tryg A/S 9,470 272
Zurich Insurance Group AG 11,723 4,601
$ 63,225
Internet - 0.80%
Auto Trader Group PLC
( e)
72,583 527
CyberAgent Inc 7,900 273
Delivery Hero SE
( d),(e)
8,871 469
Iliad SA
( h)
2,084 265
Kakaku.com Inc 10,700 259
LINE Corp
( d),(h)
4,700 221
M3 Inc 34,500 950
Mercari Inc
( d)
6,000 132
MonotaRO Co Ltd 9,800 276
Prosus NV
( d)
38,189 2,603
Rakuten Inc 67,400 586
SEEK Ltd 26,201 412
Trend Micro Inc/Japan 9,900 535
United Internet AG 9,638 326
Wix.com Ltd
( d)
3,713 449
Z Holdings Corp 207,800 716
ZOZO Inc 8,600 171
$ 9,170
Investment Companies - 0.53%
Eurazeo SE 3,085 210
EXOR NV 8,498 649
Groupe Bruxelles Lambert SA 6,323 641
Industrivarden AB 13,087 304
Investor AB 35,689 1,886
Kinnevik AB
( d)
18,956 115
Kinnevik AB - B Shares 18,956 434
L E Lundbergforetagen AB 5,956 236
Melrose Industries PLC 380,659 1,129
Pargesa Holding SA 3,026 239
Wendel SA 2,122 286
$ 6,129
Iron & Steel - 0.39%
ArcelorMittal SA 52,045 889
BlueScope Steel Ltd 40,276 396
Evraz PLC 39,817 191
Fortescue Metals Group Ltd 108,560 715
Hitachi Metals Ltd 16,800 235
JFE Holdings Inc 38,500 491
Nippon Steel Corp 63,277 929
thyssenkrupp AG
( h)
31,706 396
voestalpine AG 9,094 241
$ 4,483
Leisure Products & Services - 0.27%
Carnival PLC 12,541 525
Flight Centre Travel Group Ltd 4,358 130
Shimano Inc 5,800 939
TUI AG 34,548 473
Yamaha Corp 11,300 623
Yamaha Motor Co Ltd 21,900 458
$ 3,148
Lodging - 0.47%
Accor SA 13,754 588
City Developments Ltd 35,700 270
Crown Resorts Ltd 29,182 255
Galaxy Entertainment Group Ltd 170,000 1,113
InterContinental Hotels Group PLC 13,550 876
Melco Resorts & Entertainment Ltd ADR 16,467 351
Sands China Ltd 190,000 900
SJM Holdings Ltd 156,000 159

Schedule of Investments
International Equity Index Fund
November 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Lodging (continued)
Whitbread PLC 10,474 $ 622
Wynn Macau Ltd 122,000 268
$ 5,402
Machinery - Construction & Mining - 0.90%
Epiroc AB - A Shares 51,636 603
Epiroc AB - B Shares 30,555 343
Hitachi Construction Machinery Co Ltd 8,400 222
Hitachi Ltd 75,700 2,981
Komatsu Ltd 72,400 1,702
Mitsubishi Electric Corp 143,000 1,977
Mitsubishi Heavy Industries Ltd 25,100 961
Sandvik AB 88,456 1,609
$ 10,398
Machinery - Diversified - 1.93%
ANDRITZ AG 5,705 222
Atlas Copco AB - A Shares 52,616 1,928
Atlas Copco AB - B Shares 30,576 988
CNH Industrial NV 79,381 848
Daifuku Co Ltd 7,900 460
FANUC Corp 15,200 2,902
GEA Group AG 12,021 386
Hexagon AB 20,573 1,163
Husqvarna AB 32,724 256
Keyence Corp 14,360 4,917
KION Group AG 5,090 337
Kone Oyj 26,633 1,667
Kubota Corp 82,100 1,268
Metso OYJ 8,247 316
Nabtesco Corp 8,900 274
SMC Corp/Japan 4,500 2,042
Spirax-Sarco Engineering PLC 5,769 665
Sumitomo Heavy Industries Ltd 8,700 249
THK Co Ltd 9,400 264
Weir Group PLC/The 20,341 367
Yaskawa Electric Corp 18,800 692
$ 22,211
Media - 0.60%
Altice Europe NV
( d)
52,868 314
Axel Springer SE 3,758 264
Bollore SA 69,048 295
Informa PLC 98,082 1,004
ITV PLC 283,862 532
Pearson PLC 61,272 513
Schibsted ASA - B Shares 7,681 198
Singapore Press Holdings Ltd 126,700 204
Telenet Group Holding NV 3,628 164
Vivendi SA 66,913 1,837
Wolters Kluwer NV 21,918 1,574
$ 6,899
Metal Fabrication & Hardware - 0.17%
Maruichi Steel Tube Ltd 4,400 127
MISUMI Group Inc 22,200 551
NSK Ltd 28,100 272
SKF AB 29,801 569
Tenaris SA 37,000 393
$ 1,912
Mining - 2.21%
Alumina Ltd
( h)
191,798 300
Anglo American PLC 81,250 2,126
Antofagasta PLC 30,898 346
BHP Group Ltd 230,817 5,951
BHP Group PLC 165,487 3,666
Boliden AB
( d)
21,431 553
Glencore PLC
( d)
849,552 2,682
Mitsubishi Materials Corp 8,700 233
Newcrest Mining Ltd 60,212 1,254
Norsk Hydro ASA 105,373 372
Rio Tinto Ltd 29,087 1,907
Rio Tinto PLC 88,538 4,820
COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
South32 Ltd 391,623 $ 714
Sumitomo Metal Mining Co Ltd 18,300 555
$ 25,479
Miscellaneous Manufacturers - 1.06%
Alfa Laval AB 24,650 606
Alstom SA 14,939 652
Knorr- Bremse AG 3,790 368
Nikon Corp 25,100 345
Orica Ltd 29,818 480
Siemens AG 59,941 7,724
Smiths Group PLC 31,039 666
Toshiba Corp 38,800 1,394
$ 12,235
Office & Business Equipment - 0.40%
Canon Inc 78,400 2,172
FUJIFILM Holdings Corp 28,300 1,338
Konica Minolta Inc 35,500 233
Ricoh Co Ltd 52,500 541
Seiko Epson Corp 21,900 334
$ 4,618
Oil & Gas - 4.64%
Aker BP ASA 8,466 242
BP PLC 1,596,147 9,941
Caltex Australia Ltd 19,566 457
DCC PLC 7,705 658
Eni SpA 199,324 3,003
Equinor ASA 78,478 1,447
Galp Energia SGPS SA 39,275 639
Idemitsu Kosan Co Ltd 15,381 420
Inpex Corp 80,200 783
JXTG Holdings Inc 247,930 1,102
Lundin Petroleum AB 14,562 449
Neste Oyj 33,150 1,121
Oil Search Ltd 107,521 541
OMV AG 11,540 657
Repsol SA 112,742 1,775
Royal Dutch Shell PLC - A Shares 335,237 9,604
Royal Dutch Shell PLC - B Shares 292,706 8,303
Santos Ltd 138,726 765
TOTAL SA 188,048 9,864
Woodside Petroleum Ltd 73,351 1,712
$ 53,483
Packaging & Containers - 0.02%
Toyo Seikan Group Holdings Ltd 11,200 195
Pharmaceuticals - 8.56%
Alfresa Holdings Corp 14,700 304
Astellas Pharma Inc 147,900 2,525
AstraZeneca PLC 102,788 9,930
Bayer AG 73,069 5,519
Chugai Pharmaceutical Co Ltd 17,600 1,538
Daiichi Sankyo Co Ltd 44,400 2,786
Eisai Co Ltd 19,700 1,461
Galapagos NV
( d)
3,397 667
GlaxoSmithKline PLC 390,861 8,880
Grifols SA 23,373 798
Hisamitsu Pharmaceutical Co Inc 4,100 201
Ipsen SA 2,956 334
Kobayashi Pharmaceutical Co Ltd 3,800 312
Kyowa Kirin Co Ltd 19,000 404
Medipal Holdings Corp 14,300 307
Merck KGaA 10,127 1,182
Mitsubishi Tanabe Pharma Corp 17,600 322
Nippon Shinyaku Co Ltd 3,500 316
Novartis AG 168,321 15,517
Novo Nordisk A/S 138,641 7,793
Ono Pharmaceutical Co Ltd 29,800 669
Orion Oyj 8,183 356
Otsuka Holdings Co Ltd 30,500 1,331
Recordati SpA 8,194 344

Schedule of Investments
International Equity Index Fund
November 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Roche Holding AG 55,047 $ 16,971
Sanofi 88,291 8,230
Santen Pharmaceutical Co Ltd 28,200 529
Shionogi & Co Ltd 21,100 1,242
Sumitomo Dainippon Pharma Co Ltd 12,400 234
Suzuken Co Ltd/Aichi Japan 5,600 245
Taisho Pharmaceutical Holdings Co Ltd 2,700 199
Takeda Pharmaceutical Co Ltd 117,300 4,779
Teva Pharmaceutical Industries Ltd ADR
(d)
85,646 892
UCB SA 9,907 803
Vifor Pharma AG 3,566 636
$ 98,556
Pipelines - 0.09%
APA Group 92,449 688
Koninklijke Vopak NV 5,510 294
$ 982
Private Equity - 0.20%
3i Group PLC 76,238 1,055
Partners Group Holding AG 1,464 1,235
$ 2,290
Real Estate - 1.62%
Aeon Mall Co Ltd 8,050 129
Aroundtown SA 71,901 624
Azrieli Group Ltd 3,327 259
CapitaLand Ltd 201,200 541
CK Asset Holdings Ltd 202,632 1,347
Daito Trust Construction Co Ltd 5,600 686
Deutsche Wohnen SE 28,183 1,101
Hang Lung Properties Ltd 159,000 326
Henderson Land Development Co Ltd 113,982 549
Hongkong Land Holdings Ltd 91,434 503
Hulic Co Ltd 23,700 267
Kerry Properties Ltd 51,500 166
Mitsubishi Estate Co Ltd 92,600 1,698
Mitsui Fudosan Co Ltd 70,000 1,743
New World Development Co Ltd 481,000 628
Nomura Real Estate Holdings Inc 9,800 237
REA Group Ltd 4,129 292
Sino Land Co Ltd 241,073 362
Sumitomo Realty & Development Co Ltd 26,100 910
Sun Hung Kai Properties Ltd 124,500 1,814
Swire Properties Ltd 91,600 285
Swiss Prime Site AG
( d)
5,952 628
Tokyu Fudosan Holdings Corp 47,900 329
UOL Group Ltd 36,400 207
Vonovia SE 40,363 2,101
Wharf Real Estate Investment Co Ltd 95,000 528
Wheelock & Co Ltd 64,000 398
$ 18,658
REITs - 1.66%
Ascendas Real Estate Investment Trust 226,250 493
British Land Co PLC/The 69,187 515
CapitaLand Commercial Trust 211,400 311
CapitaLand Mall Trust 202,300 373
Covivio 3,755 415
Daiwa House REIT Investment Corp 146 399
Dexus 85,940 710
Gecina SA 3,587 620
Goodman Group 128,933 1,291
GPT Group/The 152,623 634
ICADE 2,337 234
Japan Prime Realty Investment Corp 61 278
Japan Real Estate Investment Corp 103 701
Japan Retail Fund Investment Corp 205 467
Klepierre SA 15,513 557
Land Securities Group PLC 55,191 684
Link REIT 165,000 1,685
Mapletree Commercial Trust 157,900 272
Mirvac Group 308,231 702
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Nippon Building Fund Inc 106 $ 795
Nippon Prologis REIT Inc
( d)
156 419
Nomura Real Estate Master Fund Inc 320 584
Orix JREIT Inc 205 450
Scentre Group 416,602 1,109
Segro PLC 85,659 989
Stockland 186,821 638
Suntec Real Estate Investment Trust 153,400 206
Unibail - Rodamco -Westfield 10,839 1,694
United Urban Investment Corp
( h)
232 451
Vicinity Centres 251,203 455
$ 19,131
Retail - 1.90%
ABC-Mart Inc 2,600 173
Cie Financiere Richemont SA 40,901 3,101
Dufry AG
( d)
3,170 310
FamilyMart Co Ltd 19,900 469
Fast Retailing Co Ltd 4,600 2,804
Harvey Norman Holdings Ltd 44,042 128
Hennes & Mauritz AB 62,946 1,215
Industria de Diseno Textil SA 85,470 2,659
Isetan Mitsukoshi Holdings Ltd 26,300 234
J Front Retailing Co Ltd 18,100 238
JD Sports Fashion PLC 34,314 337
Kingfisher PLC 165,333 448
Lawson Inc 3,900 213
Marks & Spencer Group PLC 152,790 384
Marui Group Co Ltd 14,900 359
McDonald's Holdings Co Japan Ltd 5,200 257
Next PLC 10,439 912
Nitori Holdings Co Ltd 6,200 972
Pan Pacific International Holdings Corp 34,700 563
Pandora A/S 7,836 316
Ryohin Keikaku Co Ltd 18,700 426
Shimamura Co Ltd 1,700 136
Sundrug Co Ltd 5,600 197
Swatch Group AG/The - BR 2,268 634
Swatch Group AG/The - REG 4,123 220
Tsuruha Holdings Inc 2,800 334
USS Co Ltd 17,100 332
Welcia Holdings Co Ltd 3,600 221
Wesfarmers Ltd 88,841 2,555
Yamada Denki Co Ltd 49,200 246
Zalando SE
( d),(e)
10,846 467
$ 21,860
Semiconductors - 1.76%
Advantest Corp 15,600 764
ASM Pacific Technology Ltd 23,900 312
ASML Holding NV 33,352 9,041
Hamamatsu Photonics KK 11,000 446
Infineon Technologies AG 97,956 2,088
NXP Semiconductors NV 21,841 2,524
Renesas Electronics Corp
( d)
60,000 391
Rohm Co Ltd 7,300 615
STMicroelectronics NV 53,510 1,308
SUMCO Corp 19,500 302
Tokyo Electron Ltd 12,200 2,524
$ 20,315
Shipbuilding - 0.04%
Wartsila OYJ Abp 34,772 350
Yangzijiang Shipbuilding Holdings Ltd 186,800 141
$ 491
Software - 1.47%
AVEVA Group PLC 5,061 298
Dassault Systemes SE 10,302 1,623
Konami Holdings Corp 7,300 322
Micro Focus International PLC 26,554 389
Nexon Co Ltd
( d)
38,600 527
Oracle Corp Japan 3,000 276

Schedule of Investments
International Equity Index Fund
November 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Sage Group PLC/The 85,286 $ 830
SAP SE 77,005 10,462
Square Enix Holdings Co Ltd 7,200 356
Temenos AG
( d)
5,119 777
Ubisoft Entertainment SA
( d)
6,621 402
WiseTech Global Ltd 11,218 207
Worldline SA/ France
( d),(e)
7,871 510
$ 16,979
Telecommunications - 4.10%
BT Group PLC 658,141 1,629
Deutsche Telekom AG 261,152 4,385
Elisa Oyj 11,146 596
Eutelsat Communications SA
( h)
13,679 224
Hikari Tsushin Inc 1,600 373
HKT Trust & HKT Ltd 296,980 436
KDDI Corp 138,500 3,979
Koninklijke KPN NV 279,910 862
Millicom International Cellular SA
( h)
5,183 232
Nice Ltd
( d)
4,869 737
Nippon Telegraph & Telephone Corp 50,400 2,546
Nokia OYJ 441,595 1,563
NTT DOCOMO Inc 104,600 2,872
Orange SA
( h)
156,317 2,583
PCCW Ltd 332,000 200
Proximus SADP 11,919 360
SES SA 28,542 379
Singapore Telecommunications Ltd 639,800 1,581
Softbank Corp 131,300 1,784
SoftBank Group Corp 122,900 4,781
Spark New Zealand Ltd 143,871 419
Swisscom AG 2,030 1,051
Tele2 AB 39,128 577
Telecom Italia SpA / Milano
( d)
714,722 447
Telecom Italia SpA /Milano - RSP 472,291 291
Telefonaktiebolaget LM Ericsson 240,731 2,169
Telefonica Deutschland Holding AG 69,920 213
Telefonica SA 366,137 2,800
Telenor ASA 56,510 1,032
Telia Co AB 214,388 928
Telstra Corp Ltd 326,156 853
TPG Telecom Ltd 29,079 138
Vodafone Group PLC 2,097,338 4,153
$ 47,173
Textiles - 0.02%
Teijin Ltd 13,900 262
Toys, Games & Hobbies - 0.38%
Bandai Namco Holdings Inc 15,700 952
Nintendo Co Ltd 8,800 3,408
$ 4,360
Transportation - 1.97%
AP Moller - Maersk A/S - A 295 383
AP Moller - Maersk A/S - B 512 716
Aurizon Holdings Ltd 155,933 610
Central Japan Railway Co 11,300 2,284
ComfortDelGro Corp Ltd 169,700 292
Deutsche Post AG 77,509 2,890
DSV PANALPINA A/S 17,032 1,855
East Japan Railway Co 23,700 2,181
Getlink SE 34,475 581
Hankyu Hanshin Holdings Inc 18,000 774
Kamigumi Co Ltd 8,400 186
Keihan Holdings Co Ltd 7,600 372
Keikyu Corp 17,200 354
Keio Corp 8,000 514
Keisei Electric Railway Co Ltd 10,200 421
Kintetsu Group Holdings Co Ltd 13,400 758
Kuehne + Nagel International AG 4,232 688
Kyushu Railway Co 12,600 429
Mitsui OSK Lines Ltd 9,000 236
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
MTR Corp Ltd 120,500 $ 676
Nagoya Railroad Co Ltd 14,700 469
Nippon Express Co Ltd 6,200 394
Nippon Yusen KK 12,000 206
Odakyu Electric Railway Co Ltd 23,100 568
Poste Italiane SpA
( e)
40,935 477
Seibu Holdings Inc 15,600 275
SG Holdings Co Ltd 11,300 271
Tobu Railway Co Ltd 15,000 549
Tokyu Corp 39,200 774
West Japan Railway Co 12,800 1,128
Yamato Holdings Co Ltd 24,200 414
$ 22,725
Water - 0.23%
Severn Trent PLC 18,637 541
Suez 26,777 396
United Utilities Group PLC 53,428 590
Veolia Environnement SA 42,118 1,078
$ 2,605
TOTAL COMMON STOCKS $ 1,123,116
PREFERRED STOCKS - 0.54% Shares Held Value (000's)
Automobile Manufacturers - 0.34%
Bayerische Motoren Werke AG 3.52% 4,398 $ 271
Porsche Automobil Holding SE 2.21% 11,999 886
Volkswagen AG 4.86% 14,542 2,806
$ 3,963
Chemicals - 0.02%
FUCHS PETROLUB SE 0.95% 5,446 235
Consumer Products - 0.13%
Henkel AG & Co KGaA 1.85% 13,961 1,473
Electronics - 0.05%
Sartorius AG 0.62% 2,787 587
TOTAL PREFERRED STOCKS $ 6,258
Total Investments $ 1,152,756
Other Assets and Liabilities -  (0.07)% (777)
TOTAL NET ASSETS - 100.00% $ 1,151,979
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $7,225 or
0.63 % of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $9,701 or 0.84% of net assets.
(f) The value of these investments was determined using significant unobservable inputs.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.
(h) Security or a portion of the security was on loan at the end of the period.

Schedule of Investments
International Equity Index Fund
November 30, 2019 (unaudited)
See accompanying notes.

Portfolio Summary  ( unaudited)
Location Percent
Japan 24.35%
United Kingdom 14.31%
France 10.93%
Switzerland 9.42%
Germany 8.52%
Australia 6.85%
Netherlands 4.82%
Hong Kong 3.28%
Spain 2.74%
Sweden 2.41%
United States 2.08%
Italy 2.04%
Denmark 1.76%
Singapore 1.25%
Finland 1.07%
Belgium 0.96%
Ireland 0.96%
Israel 0.58%
Norway 0.58%
New Zealand 0.27%
Luxembourg 0.26%
Austria 0.21%
Portugal 0.15%
Macao 0.10%
China 0.06%
Isle of Man 0.04%
Chile 0.03%
Russian Federation 0.02%
United Arab Emirates 0.02%
Other Assets and Liabilities
(0.07)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2019 Purchases Sales November 30, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.52% $ 6,107 $ 78,967 $ 74,654 $ 10,420
$ 6,107 $ 78,967 $ 74,654 $ 10,420
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.52% $ 24 $ — $ — $ —
$ 24 $ — $ — $ —
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; December 2019 Long 58 $ 5,734 $ 172
Total $ 172
Amounts in thousands except contracts.

Schedule of Investments
International Small Company Fund
November 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3.29% Shares Held Value (000's)
Money Market Funds - 3.29%
BlackRock Liquidity FedFund 1.53%
(a),(b)
5,262,328 $ 5,262
Principal Government Money Market Fund
1.52%
(a),(b),(c)
25,639,649 25,640
$ 30,902
TOTAL INVESTMENT COMPANIES $ 30,902
COMMON STOCKS - 98.08% Shares Held Value (000's)
Advertising - 0.53%
Stroeer SE & Co KGaA 63,655 4,976
Aerospace & Defense - 1.85%
CAE Inc 172,600 4,638
Meggitt PLC 607,947 5,052
Rheinmetall AG 55,374 5,894
Ultra Electronics Holdings PLC 67,262 1,813
$ 17,397
Airlines - 0.96%
Air Canada
( d)
150,800 5,682
Wizz Air Holdings Plc
( d),(e)
66,019 3,368
$ 9,050
Apparel - 1.46%
boohoo Group PLC
( d)
1,487,452 6,060
Moncler SpA 58,083 2,543
Puma SE 32,514 2,441
Yue Yuen Industrial Holdings Ltd 920,500 2,722
$ 13,766
Automobile Manufacturers - 0.22%
Isuzu Motors Ltd 175,500 2,055
Automobile Parts & Equipment - 0.78%
Keihin Corp 83,300 1,961
Toyoda Gosei Co Ltd 148,900 3,481
TS Tech Co Ltd 61,600 1,915
$ 7,357
Banks - 4.04%
77 Bank Ltd/The 114,400 1,848
Banco Comercial Portugues SA 24,470,577 5,281
BAWAG Group AG
( d),(e)
85,950 3,448
Cembra Money Bank AG 41,494 4,318
Israel Discount Bank Ltd 1,470,474 6,763
Mediobanca Banca di Credito Finanziario SpA 455,736 5,089
Mizrahi Tefahot Bank Ltd 260,856 6,970
Paragon Banking Group PLC 661,018 4,246
$ 37,963
Beverages - 1.04%
Carlsberg A/S 14,751 2,122
Royal Unibrew A/S 85,094 7,659
$ 9,781
Building Materials - 1.13%
Buzzi Unicem SpA 297,841 7,364
Ibstock PLC
( e)
671,665 2,286
Nichiha Corp 39,100 988
$ 10,638
Chemicals - 3.65%
Arkema SA 51,467 5,334
Denka Co Ltd 202,500 6,037
DIC Corp 179,500 4,877
Koninklijke DSM NV 19,191 2,459
Lintec Corp 117,900 2,633
Solvay SA 21,832 2,502
Sumitomo Bakelite Co Ltd 127,800 5,049
Zeon Corp 424,000 5,467
$ 34,358
Commercial Services - 2.56%
Kanamoto Co Ltd 110,300 3,146
Loomis AB 165,119 6,897
Nishio Rent All Co Ltd 79,300 2,197
QinetiQ Group PLC 899,652 3,885
Rentokil Initial PLC 965,501 5,551
Sixt SE 25,651 2,426
$ 24,102
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 4.59%
Appen Ltd 159,380 $ 2,641
Bechtle AG 34,446 4,521
Computacenter PLC 135,967 2,654
CyberArk Software Ltd
( d)
42,302 5,184
Indra Sistemas SA
( d)
383,663 4,108
Keywords Studios PLC 127,906 2,326
Logitech International SA 62,919 2,750
MCJ Co Ltd 222,800 1,630
NEC Corp 60,900 2,437
NEC Networks & System Integration Corp 28,100 879
Nomura Research Institute Ltd 106,200 2,242
S&T AG
( f)
141,348 3,240
Softcat PLC 175,917 2,560
Sopra Steria Group 20,821 3,150
Teleperformance 11,919 2,824
$ 43,146
Distribution & Wholesale - 1.96%
Inchcape PLC 675,772 5,690
Rexel SA 581,727 7,101
Seven Group Holdings Ltd
( f)
435,526 5,646
$ 18,437
Diversified Financial Services - 4.21%
AerCap Holdings NV
( d)
95,473 5,901
Aruhi Corp 113,200 2,571
Burford Capital Ltd 282,637 3,014
Euronext NV
( e)
77,431 5,849
Man Group PLC/Jersey 1,937,848 3,799
Mebuki Financial Group Inc 1,527,010 3,952
Mitsubishi UFJ Lease & Finance Co Ltd 788,900 5,074
SBI Holdings Inc/Japan 202,800 4,215
Zenkoku Hosho Co Ltd 130,100 5,224
$ 39,599
Electric - 2.10%
Capital Power Corp 259,300 6,500
Chubu Electric Power Co Inc 130,600 1,821
Hera SpA 1,341,583 5,916
Iren SpA 1,784,225 5,531
$ 19,768
Electrical Components & Equipment - 1.27%
Prysmian SpA 229,609 5,228
Signify NV
( e)
223,672 6,672
$ 11,900
Electronics - 0.98%
Halma PLC 91,348 2,486
Hitachi High-Technologies Corp 58,500 3,821
Mycronic AB 175,778 2,900
$ 9,207
Energy - Alternate Sources - 0.28%
Vestas Wind Systems A/S 28,203 2,684
Engineering & Construction - 3.68%
ACS Actividades de Construccion y Servicios SA 52,478 2,040
Downer EDI Ltd 1,117,248 6,341
Hazama Ando Corp 436,200 3,527
Kajima Corp 417,500 5,510
KAWADA TECHNOLOGIES Inc 24,400 1,508
Kyowa Exeo Corp 267,800 6,976
Maeda Corp 495,900 4,448
SPIE SA 134,983 2,737
Yokogawa Bridge Holdings Corp 84,600 1,475
$ 34,562
Entertainment - 3.25%
Cineworld Group PLC 1,818,325 4,882
Entertainment One Ltd 511,202 3,673
GVC Holdings PLC 589,749 6,493
Sega Sammy Holdings Inc 370,300 5,348
Stars Group Inc/ The
( d)
210,600 5,047
Tokyotokeiba Co Ltd 50,700 1,603

Schedule of Investments
International Small Company Fund
November 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment (continued)
William Hill PLC 1,531,716 $ 3,539
$ 30,585
Food - 4.04%
AAK AB 177,695 3,247
Empire Co Ltd 201,300 5,391
Greencore Group PLC 1,147,893 3,600
Morinaga Milk Industry Co Ltd 167,300 6,989
NH Foods Ltd 131,900 5,534
Nichirei Corp 134,400 3,124
Sonae SGPS SA 2,648,584 2,659
SSP Group Plc 647,785 5,640
WH Group Ltd
( e)
1,710,500 1,756
$ 37,940
Food Service - 0.31%
Autogrill SpA 276,181 2,951
Forest Products & Paper - 1.32%
Interfor Corp
( d)
244,300 2,897
Sumitomo Forestry Co Ltd 450,900 6,524
UPM- Kymmene Oyj 88,994 2,973
$ 12,394
Gas - 0.70%
Rubis SCA 116,240 6,622
Hand & Machine Tools - 0.23%
Rhi Magnesita NV 43,191 2,122
Healthcare - Products - 0.95%
Carl Zeiss Meditec AG 13,413 1,639
Elekta AB 380,143 4,772
Sartorius Stedim Biotech 15,794 2,507
$ 8,918
Healthcare - Services - 2.04%
Evotec SE
( d),(f)
121,085 2,680
ICON PLC
( d)
37,046 6,045
Korian SA 93,906 4,130
Orpea 51,415 6,362
$ 19,217
Insurance - 2.47%
ASR Nederland NV 225,291 8,374
Direct Line Insurance Group PLC 1,328,533 5,245
Phoenix Group Holdings PLC 662,764 6,386
Swiss Life Holding AG 6,467 3,207
$ 23,212
Internet - 0.79%
LAC Co Ltd
( f)
72,300 762
Scout24 AG
( e)
107,415 6,652
$ 7,414
Lodging - 0.69%
Melco International Development Ltd 1,905,000 4,673
NagaCorp Ltd 1,006,000 1,774
$ 6,447
Machinery - Diversified - 3.90%
ATS Automation Tooling Systems Inc
( d)
181,200 2,683
Bucher Industries AG 18,431 5,909
Deutz AG 365,464 2,185
Husqvarna AB 679,268 5,304
Makino Milling Machine Co Ltd 94,500 4,669
Metso OYJ 144,995 5,560
Okuma Holdings Inc 59,000 3,264
Sumitomo Heavy Industries Ltd 98,500 2,819
Toromont Industries Ltd 82,604 4,285
$ 36,678
Media - 1.60%
Nine Entertainment Co Holdings Ltd 3,808,052 4,549
ProSiebenSat.1 Media SE 424,420 6,357
Tokyo Broadcasting System Holdings Inc 256,800 4,110
$ 15,016
COMMON STOCKS (continued) Shares Held Value (000’s)
Mining - 2.45%
Alacer Gold Corp
( d)
194,900 $ 1,048
Detour Gold Corp
( d)
133,900 2,480
Hudbay Minerals Inc 558,327 1,820
Kirkland Lake Gold Ltd 40,998 1,722
Lundin Mining Corp 1,056,500 5,719
Northern Star Resources Ltd 342,914 2,227
Perenti Global Ltd 1,751,502 2,304
Saracen Mineral Holdings Ltd
( d)
2,435,115 5,075
SSR Mining Inc
( d)
40,028 622
$ 23,017
Miscellaneous Manufacturers - 0.38%
Vesuvius PLC 608,112 3,567
Office & Business Equipment - 0.56%
Canon Marketing Japan Inc 139,600 3,217
Sato Holdings Corp 65,400 2,021
$ 5,238
Oil & Gas - 2.93%
Aker BP ASA 74,972 2,148
Beach Energy Ltd 3,140,159 5,092
DCC PLC 51,713 4,416
DNO ASA 382,796 435
Enerplus Corp 756,000 4,684
International Petroleum Corp/ Sweden
( d),(f)
365,317 1,615
Parex Resources Inc
( d)
328,267 4,856
Premier Oil PLC
( d),(f)
2,917,838 3,280
TORC Oil & Gas Ltd
( f)
360,200 1,001
$ 27,527
Packaging & Containers - 0.85%
DS Smith PLC 1,616,684 7,972
Pharmaceuticals - 3.61%
Almirall SA 106,854 1,816
Amplifon SpA 221,300 6,475
Clinigen Group Plc 177,369 1,998
Hikma Pharmaceuticals PLC 248,500 6,150
Nippon Shinyaku Co Ltd 61,700 5,575
Sawai Pharmaceutical Co Ltd 116,800 6,898
Ship Healthcare Holdings Inc 62,400 2,593
Towa Pharmaceutical Co Ltd 93,100 2,395
$ 33,900
Pipelines - 0.60%
Keyera Corp 137,600 3,357
Koninklijke Vopak NV 42,261 2,253
$ 5,610
Private Equity - 1.01%
Intermediate Capital Group PLC 369,436 7,304
Jafco Co Ltd 57,500 2,218
$ 9,522
Real Estate - 4.08%
CA Immobilien Anlagen AG 65,368 2,679
Castellum AB 367,968 7,877
Entra ASA
( e)
139,522 2,118
Hysan Development Co Ltd 755,000 2,846
IMMOFINANZ AG
( d)
104,587 2,829
LEG Immobilien AG 62,154 7,016
PSP Swiss Property AG 55,214 7,183
UOL Group Ltd 1,019,300 5,784
$ 38,332
REITs - 8.52%
Allied Properties Real Estate Investment Trust 117,959 4,742
alstria office REIT-AG 209,867 3,830
Canadian Apartment Properties REIT 88,400 3,690
Charter Hall Group 803,983 5,869
Covivio 54,945 6,078
Frasers Logistics & Industrial Trust 2,737,500 2,503
H&R Real Estate Investment Trust 251,200 4,081
ICADE 51,546 5,161
Inmobiliaria Colonial Socimi SA 262,833 3,312
Invincible Investment Corp 9,383 5,580

Schedule of Investments
International Small Company Fund
November 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Japan Hotel REIT Investment Corp 6,966 $ 5,709
Kenedix Office Investment Corp 817 6,185
Kenedix Residential Next Investment Corp 2,043 3,971
Mapletree Commercial Trust 3,543,373 6,114
Mapletree North Asia Commercial Trust 2,220,900 1,916
MCUBS MidCity Investment Corp 3,111 3,362
Merlin Properties Socimi SA 429,796 6,133
Northview Apartment Real Estate Investment
Trust
82,700 1,890
$ 80,126
Retail - 5.88%
B&M European Value Retail SA 1,183,227 5,783
CECONOMY AG
( d)
481,717 2,313
Cosmos Pharmaceutical Corp 28,300 5,713
Grafton Group PLC 411,954 4,465
J Front Retailing Co Ltd 454,000 5,972
JD Sports Fashion PLC 619,927 6,090
Komeri Co Ltd 116,300 2,488
Saizeriya Co Ltd 142,800 3,377
Seiko Holdings Corp 112,100 2,892
Super Retail Group Ltd 488,919 3,315
Sushiro Global Holdings Ltd 69,400 5,462
Tsuruha Holdings Inc 39,400 4,703
Valora Holding AG
( d)
10,142 2,687
$ 55,260
Semiconductors - 0.75%
ASM International NV 63,581 7,067
Software - 2.16%
CompuGroup Medical SE 25,554 1,747
Descartes Systems Group Inc/ The
( d)
83,500 3,585
Kinaxis Inc
( d)
41,100 3,274
NSD Co Ltd 56,800 1,852
Open Text Corp
( f)
66,600 2,899
TIS Inc 117,400 6,976
$ 20,333
Telecommunications - 1.73%
Bezeq The Israeli Telecommunication Corp Ltd
( d)
5,481,946 4,573
Proximus SADP 190,335 5,741
Spark New Zealand Ltd 2,039,973 5,947
$ 16,261
Transportation - 2.99%
ComfortDelGro Corp Ltd 2,728,700 4,692
Kamigumi Co Ltd 261,000 5,789
National Express Group PLC 877,939 5,261
Sankyu Inc 120,800 6,228
TFI International Inc 186,600 6,146
$ 28,116
TOTAL COMMON STOCKS $ 922,110
Total Investments $ 953,012
Other Assets and Liabilities -  (1.37)% (12,881)
TOTAL NET ASSETS - 100.00% $ 940,131
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $13,932 or 1.48% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $32,149 or 3.42% of net assets.
(f) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  ( unaudited)
Location Percent
Japan 26.07%
United Kingdom 11.99%
Canada 10.53%
Germany 5.82%
France 5.55%
Australia 4.57%
Italy 4.37%
United States 3.72%
Netherlands 3.47%
Sweden 3.30%
Switzerland 3.13%
Ireland 2.84%
Israel 2.50%
Singapore 2.24%
Spain 1.85%
Austria 1.53%
Denmark 1.32%
Hong Kong 1.28%
Finland 0.91%
Belgium 0.87%
Portugal 0.84%
Isle of Man 0.69%
Jordan 0.66%
New Zealand 0.63%
Norway 0.50%
Cambodia 0.19%
Other Assets and Liabilities
(1.37)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2019 Purchases Sales November 30, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.52% $ 29,546 $ 131,182 $ 135,088 $ 25,640
$ 29,546 $ 131,182 $ 135,088 $ 25,640
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.52% $ 66 $ — $ — $ —
$ 66 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Opportunistic Municipal Fund
November 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0.06% Shares Held Value (000's)
Exchange-Traded Funds - 0.06%
SPDR Nuveen Bloomberg Barclays High Yield
Municipal Bond ETF
1,040 $ 62
VanEck Vectors Short High-Yield Municipal
Index ETF
1,000 25
$ 87
TOTAL INVESTMENT COMPANIES $ 87
MUNICIPAL BONDS - 104.09%
Principal
Amount (000's) Value (000's)
Alabama - 4.51%
Hoover Industrial Development Board
5.75%, 10/01/2049 $ 1,000 $ 1,077
Lower Alabama Gas District/The
5.00%, 09/01/2034 1,500 1,957
Tuscaloosa County Industrial Development
Authority
4.50%, 05/01/2032
(a)
1,000 1,096
5.25%, 05/01/2044
(a)
2,000 2,299
$ 6,429
Arizona - 5.28%
Arizona Industrial Development Authority
5.00%, 01/01/2049
(a)
1,000 1,070
7.25%, 01/01/2054
(a)
1,000 1,040
Navajo Nation
5.50%, 12/01/2030
(a)
2,500 2,841
Salt Verde Financial Corp
5.00%, 12/01/2032 2,000 2,575
$ 7,526
Arkansas - 0.74%
Arkansas Development Finance Authority
4.50%, 09/01/2049
(a)
1,000 1,062
California - 3.61%
Abag Finance Authority for Nonprofit Corps
5.00%, 08/01/2043 500 557
California Statewide Communities Development
Authority
5.25%, 12/01/2048
(a)
1,000 1,158
California Statewide Communities Development
Authority (credit support from Ginnie Mae
Collateral )
4.90%, 07/20/2039
(b)
500 510
California Statewide Financing Authority
6.00%, 05/01/2043 1,000 1,006
La Verne Public Financing Authority
7.25%, 09/01/2026 490 491
Oakland Unified School District/Alameda County
5.00%, 08/01/2035 1,225 1,434
$ 5,156
Colorado - 4.17%
Centerra Metropolitan District No 1
5.00%, 12/01/2037
(a)
1,000 1,061
Eagle County Airport Terminal Corp
5.00%, 05/01/2037 1,000 1,165
Elbert County Independence Water & Sanitation
District
7.25%, 12/01/2038 1,000 1,082
Prairie Farm Metropolitan District
5.25%, 12/01/2048 1,000 1,043
Velocity Metropolitan District No 3
5.50%, 12/01/2048 1,500 1,599
$ 5,950
Connecticut - 1.72%
Mohegan Tribal Finance Authority
7.00%, 02/01/2045
(a)
2,400 2,454
District of Columbia - 0.77%
District of Columbia
4.00%, 07/01/2039 1,000 1,092
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Florida - 5.93%
Florida Development Finance Corp
6.25%, 01/01/2049
(a),(c)
$ 1,000 $ 956
Greater Orlando Aviation Authority
5.00%, 10/01/2047
(d)
2,999 3,508
Martin County Health Facilities Authority
4.00%, 01/01/2046 1,000 1,109
Ocean Highway & Port Authority
5.50%, 12/01/2049
(a)
1,500 1,528
Orange County Housing Finance Authority
7.00%, 10/01/2025 345 346
Village Community Development District No 13
3.38%, 05/01/2034
(a),(e)
1,000 1,012
$ 8,459
Georgia - 1.48%
Atlanta Development Authority The
7.00%, 01/01/2040 2,000 2,108
Illinois - 15.79%
Chicago Board of Education
5.00%, 12/01/2030 3,250 3,836
City of Chicago IL
5.50%, 01/01/2042 300 336
5.50%, 01/01/2049 1,000 1,180
6.00%, 01/01/2038 1,900 2,282
7.46%, 02/15/2026 1,807 1,366
City of Chicago IL Wastewater Transmission
Revenue
5.00%, 01/01/2031 760 856
5.00%, 01/01/2039 1,200 1,330
Illinois Finance Authority
4.38%, 12/01/2042 300 147
Illinois Sports Facilities Authority/The
5.00%, 06/15/2028 1,000 1,193
5.00%, 06/15/2029 1,000 1,206
Illinois State Toll Highway Authority
5.00%, 01/01/2040
(d)
5,000 5,760
Metropolitan Pier & Exposition Authority
5.00%, 06/15/2057 500 553
Metropolitan Pier & Exposition Authority (credit
support from National Public Finance Guarantee
Corp )
5.50%, 06/15/2029
(b)
1,000 1,212
State of Illinois
5.50%, 07/01/2027 1,150 1,273
$ 22,530
Indiana - 3.74%
Indiana Finance Authority
1.18%, 11/01/2037
(c)
4,000 4,000
7.00%, 03/01/2039
(a)
1,000 1,009
Town of Shoals IN
7.25%, 11/01/2043 300 332
$ 5,341
Louisiana - 3.61%
Louisiana Local Government Environmental
Facilities & Community Development Auth
4.00%, 11/01/2044
(a)
1,000 1,010
Louisiana Local Government Environmental
Facilities & Community Development Authority
4.40%, 11/01/2044
(a)
1,000 1,047
5.50%, 11/01/2039
(a)
900 969
5.65%, 11/01/2037
(a)
1,000 1,122
Louisiana Public Facilities Authority
0.00%, 07/01/2039
(f)
278 —
Parish of St John the Baptist LA
2.20%, 06/01/2037
(c)
1,000 1,002
$ 5,150
Maine - 0.79%
Finance Authority of Maine
5.25%, 01/01/2025
(a)
1,000 1,128

Schedule of Investments
Opportunistic Municipal Fund
November 30, 2019 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Maryland - 0.75%
City of Westminster MD
6.25%, 07/01/2044 $ 600 $ 668
Maryland Economic Development Corp
5.38%, 06/01/2025 390 398
$ 1,066
Michigan - 3.18%
Kalamazoo Economic Development Corp
5.00%, 05/15/2042 1,000 1,107
Michigan Finance Authority
5.00%, 07/01/2035 1,000 1,155
Michigan Strategic Fund
5.00%, 11/15/2043 1,000 1,124
5.00%, 11/15/2049 1,000 1,146
$ 4,532
Missouri - 1.95%
City of St Louis MO Airport Revenue (credit
support from National Public Finance Guarantee
Corp )
5.50%, 07/01/2028
(b)
400 521
Health & Educational Facilities Authority of the
State of Missouri
5.00%, 02/01/2042 1,000 1,123
Kansas City Industrial Development Authority
5.00%, 04/01/2046
(a)
1,100 1,137
$ 2,781
Montana - 1.07%
City of Kalispell MT
5.25%, 05/15/2037 1,400 1,521
Nevada - 1.93%
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043
(d)
1,394 1,664
State of Nevada Department of Business &
Industry
5.13%, 12/15/2037
(a)
1,000 1,083
$ 2,747
New Hampshire - 0.70%
New Hampshire Business Finance Authority
2.95%, 04/01/2029
(a),(c)
1,000 996
New Jersey - 7.15%
Casino Reinvestment Development Authority Inc
5.25%, 11/01/2039 250 271
Essex County Improvement Authority
5.25%, 07/01/2045
(a)
1,300 1,326
New Jersey Economic Development Authority
5.00%, 07/15/2028 500 580
5.00%, 06/15/2047 500 560
5.25%, 06/15/2040 1,000 1,131
5.63%, 11/15/2030 1,500 1,717
5.75%, 09/15/2027 500 549
New Jersey Transportation Trust Fund Authority
5.25%, 06/15/2032 2,000 2,278
South Jersey Port Corp
5.00%, 01/01/2048 1,000 1,145
South Jersey Transportation Authority (credit
support from Assured Guaranty Municipal Corp )
5.00%, 11/01/2029
(b)
500 638
$ 10,195
New York - 7.04%
Brooklyn Arena Local Development Corp
6.25%, 07/15/2040 480 483
Glen Cove Local Economic Assistance Corp
5.00%, 01/01/2056 1,000 1,081
New York City Transitional Finance Authority
Future Tax Secured Revenue
1.18%, 08/01/2039
(c)
1,000 1,000
New York Counties Tobacco Trust VI
5.00%, 06/01/2041 400 436
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New York (continued)
New York State Environmental Facilities Corp
0.00%, 12/01/2044
(a),(c),(f)
$ 3,125 $ 3,125
New York State Thruway Authority
5.25%, 01/01/2056 1,000 1,162
New York Transportation Development Corp
5.00%, 08/01/2021 1,500 1,577
5.00%, 01/01/2034 1,000 1,186
$ 10,050
North Carolina - 0.92%
City of Charlotte NC
5.00%, 06/01/2029 1,000 1,311
Ohio - 6.59%
Buckeye Tobacco Settlement Financing Authority
5.75%, 06/01/2034 1,500 1,503
6.00%, 06/01/2042 2,500 2,514
Cleveland-Cuyahoga County Port Authority
5.50%, 12/01/2043 1,000 1,160
Franklin County Convention Facilities Authority
5.00%, 12/01/2051
(e)
1,000 1,167
Ohio Air Quality Development Authority
0.00%, 12/01/2023
(f)
1,000 882
4.50%, 01/15/2048
(a)
1,000 1,080
5.00%, 07/01/2049
(a)
1,000 1,103
$ 9,409
Oklahoma - 1.63%
Oklahoma Development Finance Authority
5.25%, 08/15/2043 1,000 1,193
Tulsa County Industrial Authority
5.25%, 11/15/2045 1,000 1,131
$ 2,324
Oregon - 0.66%
Oregon State Business Development Commission
6.50%, 04/01/2031
(a)
1,000 941
Pennsylvania - 5.77%
Allegheny County Industrial Development
Authority
4.88%, 11/01/2024 500 518
5.13%, 05/01/2030 1,000 1,061
Commonwealth Financing Authority
5.00%, 06/01/2028 1,000 1,246
5.00%, 06/01/2035 1,000 1,209
Lancaster County Hospital Authority/PA
5.00%, 07/01/2045 1,000 1,074
Pennsylvania Economic Development Financing
Authority
3.25%, 08/01/2039
(a)
1,000 1,000
5.50%, 11/01/2044 1,000 1,065
5.75%, 06/01/2036
(a)
1,000 1,065
$ 8,238
South Carolina - 0.38%
South Carolina Jobs-Economic Development
Authority
5.25%, 11/15/2047 500 549
South Dakota - 0.35%
Oglala Sioux Tribe
5.75%, 10/01/2025
(a)
500 500
Tennessee - 2.65%
Chattanooga Health Educational & Housing
Facility Board
5.00%, 10/01/2028 1,050 1,209
5.00%, 10/01/2035 500 565
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board
5.00%, 07/01/2040 1,000 1,165

Schedule of Investments
Opportunistic Municipal Fund
November 30, 2019 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Tennessee (continued)
Nashville Metropolitan Development & Housing
Agency
5.13%, 06/01/2036
(a)
$ 750 $ 839
$ 3,778
Texas - 3.86%
North Texas Tollway Authority
5.00%, 01/01/2045 615 696
5.00%, 01/01/2048 500 585
Port Beaumont Navigation District
7.25%, 02/01/2036
(a),(c)
1,000 1,007
Tarrant County Cultural Education Facilities
Finance Corp
6.00%, 11/15/2027 1,000 1,148
Texas Municipal Gas Acquisition & Supply Corp
I
6.25%, 12/15/2026 1,000 1,163
Texas Private Activity Bond Surface
Transportation Corp
6.88%, 12/31/2039 550 553
7.00%, 12/31/2038 300 351
$ 5,503
Utah - 1.02%
Utah Infrastructure Agency
5.25%, 10/15/2033 1,250 1,460
Vermont - 1.03%
Vermont Economic Development Authority
4.62%, 04/01/2036
(a),(c)
1,300 1,473
Washington - 0.38%
Port of Seattle Industrial Development Corp
5.00%, 04/01/2030 500 545
Wisconsin - 2.94%
Public Finance Authority
5.00%, 12/01/2025 1,200 1,375
5.00%, 09/01/2049
(a)
1,000 1,098
5.25%, 04/01/2030 600 660
Wisconsin Health & Educational Facilities
Authority
5.50%, 07/01/2023 90 90
6.00%, 07/01/2028 170 170
6.50%, 07/01/2033 300 300
7.00%, 07/01/2043 500 500
$ 4,193
TOTAL MUNICIPAL BONDS $ 148,497
Total Investments $ 148,584
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (3.81)%
Notes with interest rates of 1.18% - 1.30% at
November 30, 2019 and contractual maturity of
collateral from 2024-2026.
(g)
$ (5,428) (5,428)
Total Net Investments $ 143,156
Other Assets and Liabilities -  (0.34)% (491)
TOTAL NET ASSETS - 100.00% $ 142,665
(a) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $41,635 or 29.18% of net assets.
(b) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Security or portion of underlying security related to Inverse Floaters entered into by the Fund.  See Notes to Financial Statements for additional information.
(e) Security purchased on a when-issued basis.
(f) Non-income producing security
(g) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
November 30, 2019.
Portfolio Summary  (unaudited)
Sector Percent
Revenue Bonds 87.29%
General Obligation Unlimited 8.17%
Insured 2.02%
General Obligation Limited 1.85%
Prerefunded 1.41%
Tax Allocation 1.33%
Certificate Participation 0.96%
Special Assessment 0.71%
Special Tax 0.35%
Investment Companies 0.06%
Liability For Floating Rate Notes Issued (3.81)%
Other Assets and Liabilities
(0.34)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Origin Emerging Markets Fund
November 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1.38% Shares Held Value (000's)
Money Market Funds - 1.38%
BlackRock Liquidity FedFund 1.53%
(a),(b)
1,858,032 $ 1,858
Principal Government Money Market Fund
1.52%
(a),(c)
13,811,030 13,811
$ 15,669
TOTAL INVESTMENT COMPANIES $ 15,669
COMMON STOCKS - 96.84% Shares Held Value (000's)
Aerospace & Defense - 0.83%
Bharat Electronics Ltd 6,518,000 9,358
Apparel - 1.61%
F&F Co Ltd 62,000 5,812
Feng TAY Enterprise Co Ltd 1,140,700 7,140
Shenzhou International Group Holdings Ltd 398,200 5,249
$ 18,201
Automobile Manufacturers - 0.50%
Kia Motors Corp 154,000 5,644
Automobile Parts & Equipment - 1.60%
Hyundai Mobis Co Ltd 54,500 11,316
Weichai Power Co Ltd 4,010,100 6,853
$ 18,169
Banks - 6.41%
Banco do Brasil SA 989,400 11,136
China Merchants Bank Co Ltd 5,003,300 23,641
OTP Bank Nyrt 160,400 7,544
Sberbank of Russia PJSC ADR 1,620,800 23,722
Thanachart Capital PCL 3,534,600 6,520
$ 72,563
Building Materials - 4.32%
Anhui Conch Cement Co Ltd 4,379,200 28,016
China National Building Material Co Ltd 5,071,700 4,904
China Resources Cement Holdings Ltd 7,953,200 9,528
Taiwan Cement Corp 4,773,541 6,476
$ 48,924
Chemicals - 0.46%
Soulbrain Co Ltd 88,000 5,242
Commercial Services - 3.60%
China Yuhua Education Corp Ltd
(d)
9,877,569 6,080
Localiza Rent a Car SA 2,109,130 22,084
YDUQS Part 1,295,400 12,618
$ 40,782
Computers - 4.64%
Infosys Ltd ADR 1,898,818 18,666
Lenovo Group Ltd 15,828,300 10,452
Tata Consultancy Services Ltd 381,600 10,921
Wiwynn Corp 376,000 6,812
WNS Holdings Ltd ADR
(e)
89,800 5,668
$ 52,519
Diversified Financial Services - 4.64%
B3 SA - Brasil Bolsa Balcao 2,087,600 23,457
Chailease Holding Co Ltd 3,108,478 13,891
E.Sun Financial Holding Co Ltd 8,015,051 7,105
Krungthai Card PCL 6,000,000 8,135
$ 52,588
Electronics - 3.43%
Elite Material Co Ltd 1,479,000 5,914
Micro-Star International Co Ltd 4,440,600 12,207
Radiant Opto-Electronics Corp 1,802,600 6,913
Tripod Technology Corp 1,475,000 6,118
Zhen Ding Technology Holding Ltd 1,731,600 7,627
$ 38,779
Engineering & Construction - 0.52%
Grupo Aeroportuario del Centro Norte SAB de
CV
880,600 5,860
Environmental Control - 0.66%
China Conch Venture Holdings Ltd 1,921,100 7,473
COMMON STOCKS (continued) Shares Held Value (000’s)
Food - 1.91%
Dino Polska SA
(d),(e)
207,500 $ 7,153
JBS SA 1,415,600 9,426
X5 Retail Group NV 153,000 5,074
$ 21,653
Gas - 5.26%
China Gas Holdings Ltd 2,785,000 10,352
China Resources Gas Group Ltd 3,601,000 20,051
ENN Energy Holdings Ltd 2,118,200 23,021
Indraprastha Gas Ltd 1,060,000 6,108
$ 59,532
Healthcare - Products - 0.53%
Shandong Weigao Group Medical Polymer Co
Ltd
4,984,000 6,015
Insurance - 7.67%
China Pacific Insurance Group Co Ltd 3,977,000 14,065
PICC Property & Casualty Co Ltd 9,550,000 11,050
Ping An Insurance Group Co of China Ltd 4,219,000 47,908
Porto Seguro SA 420,300 5,849
Sul America SA 635,900 7,929
$ 86,801
Internet - 12.07%
Alibaba Group Holding Ltd ADR
(e)
336,000 67,200
JD.com Inc ADR
(e)
441,000 14,399
Tencent Holdings Ltd 910,305 38,410
Vipshop Holdings Ltd ADR
(e)
1,302,000 16,640
$ 136,649
Iron & Steel - 0.62%
Kumba Iron Ore Ltd 271,700 6,972
Lodging - 0.58%
NagaCorp Ltd 3,741,000 6,595
Mining - 2.54%
MMC Norilsk Nickel PJSC ADR 868,746 22,831
Polymetal International PLC 395,000 5,955
$ 28,786
Miscellaneous Manufacturers - 0.66%
Sunny Optical Technology Group Co Ltd 458,000 7,498
Oil & Gas - 4.18%
LUKOIL PJSC ADR 222,900 21,265
Novatek PJSC 92,400 18,309
Tatneft PJSC ADR 111,600 7,699
$ 47,273
Pharmaceuticals - 1.84%
Sino Biopharmaceutical Ltd 11,768,700 15,185
YiChang HEC ChangJiang Pharmaceutical Co
Ltd
(d)
1,072,000 5,634
$ 20,819
Real Estate - 2.27%
China Vanke Co Ltd 2,552,500 9,553
Country Garden Services Holdings Co Ltd 1,684,300 5,450
Longfor Group Holdings Ltd
(d)
2,620,600 10,727
$ 25,730
Retail - 3.73%
ANTA Sports Products Ltd 2,801,100 26,342
Lojas Renner SA 477,330 5,839
Wal-Mart de Mexico SAB de CV 3,663,600 10,085
$ 42,266
Semiconductors - 12.40%
Novatek Microelectronics Corp 1,555,200 11,393
Realtek Semiconductor Corp
(e)
1,192,700 9,008
Samsung Electronics Co Ltd 47,277 50,421
Taiwan Semiconductor Manufacturing Co Ltd 564,807 5,681
Taiwan Semiconductor Manufacturing Co Ltd
ADR
1,203,717 63,905
$ 140,408

Schedule of Investments
Origin Emerging Markets Fund
November 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software - 6.49%
HCL Technologies Ltd 1,394,900 $ 21,918
Hexaware Technologies Ltd 1,050,000 4,966
Momo Inc ADR 235,200 8,804
NetEase Inc ADR 120,000 37,838
$ 73,526
Telecommunications - 0.87%
Accton Technology Corp 1,901,300 9,905
TOTAL COMMON STOCKS $ 1,096,530
PREFERRED STOCKS - 1.78% Shares Held Value (000's)
Airlines - 1.04%
Azul SA 0.00%
(e)
945,000 $ 11,732
Banks - 0.74%
Banco Bradesco SA 0.19% 1,059,400 8,363
TOTAL PREFERRED STOCKS $ 20,095
Total Investments $ 1,132,294
Other Assets and Liabilities -  0.00% (23)
TOTAL NET ASSETS - 100.00% $ 1,132,271
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,858 or
0.16% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $29,594 or 2.61% of net assets.
(e) Non-income producing security
Portfolio Summary  (unaudited)
Location Percent
China 39.15%
Taiwan 15.90%
Brazil 10.45%
Russian Federation 9.26%
Korea, Republic Of 6.92%
India 6.86%
Hong Kong 4.87%
Mexico 1.41%
United States 1.38%
Thailand 1.30%
Hungary 0.67%
Poland 0.63%
South Africa 0.62%
Cambodia 0.58%
Other Assets and Liabilities
0.00%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2019 Purchases Sales November 30, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.52% $ 40,635 $ 143,208 $ 170,032 $ 13,811
$ 40,635 $ 143,208 $ 170,032 $ 13,811
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.52% $ 90 $ — $ — $ —
$ 90 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Small-MidCap Dividend Income Fund
November 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3.03% Shares Held Value (000's)
Money Market Funds - 3.03%
BlackRock Liquidity FedFund 1.53%
(a),(b)
11,298,777 $ 11,299
Principal Government Money Market Fund
1.52%
(a),(b),(c)
58,256,411 58,256
$ 69,555
TOTAL INVESTMENT COMPANIES $ 69,555
COMMON STOCKS - 98.06% Shares Held Value (000's)
Agriculture - 0.26%
Phibro Animal Health Corp 251,677 6,106
Airlines - 2.81%
Alaska Air Group Inc 583,622 40,276
Hawaiian Holdings Inc 801,446 24,276
$ 64,552
Automobile Manufacturers - 1.84%
NFI Group Inc 2,088,202 42,305
Automobile Parts & Equipment - 4.06%
Autoliv Inc 645,286 52,732
Linamar Corp 1,205,100 40,518
$ 93,250
Banks - 13.19%
Bank OZK 1,839,460 54,595
BOK Financial Corp 268,851 22,406
Cathay General Bancorp 958,718 35,300
Cullen/Frost Bankers Inc 359,212 33,608
East West Bancorp Inc 1,130,911 51,818
Hope Bancorp Inc 997,699 14,476
PacWest Bancorp 1,585,871 59,058
Preferred Bank/Los Angeles CA 7,557 417
ServisFirst Bancshares Inc 162,477 5,908
Washington Trust Bancorp Inc 492,511 25,704
$ 303,290
Chemicals - 3.87%
HB Fuller Co 442,643 22,079
Huntsman Corp 1,878,903 42,501
RPM International Inc 330,567 24,372
$ 88,952
Computers - 2.76%
Amdocs Ltd 346,676 24,025
Leidos Holdings Inc 434,270 39,449
$ 63,474
Consumer Products - 1.46%
Avery Dennison Corp 257,265 33,540
Cosmetics & Personal Care - 0.26%
Inter Parfums Inc 85,375 6,018
Diversified Financial Services - 2.64%
BGC Partners Inc 8,538,958 49,526
Federal Agricultural Mortgage Corp 134,036 11,132
$ 60,658
Electric - 4.62%
ALLETE Inc 390,448 31,279
Alliant Energy Corp 759,608 40,259
IDACORP Inc 62,992 6,617
PNM Resources Inc 221,144 10,714
Portland General Electric Co 203,668 11,306
Unitil Corp 97,707 5,964
$ 106,139
Electrical Components & Equipment - 4.24%
Energizer Holdings Inc
( d)
614,026 30,634
Hubbell Inc 124,571 18,314
Littelfuse Inc 267,885 48,597
$ 97,545
Electronics - 1.57%
Garmin Ltd 105,404 10,297
nVent Electric PLC 1,046,012 25,847
$ 36,144
Food - 1.57%
Ingredion Inc 432,970 36,010
COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0.69%
ONE Gas Inc 73,821 $ 6,560
Spire Inc 119,990 9,290
$ 15,850
Hand & Machine Tools - 4.16%
Lincoln Electric Holdings Inc 291,854 26,927
MSA Safety Inc 308,143 38,188
Snap-on Inc 189,987 30,485
$ 95,600
Healthcare - Products - 4.78%
Cantel Medical Corp 111,971 8,611
CONMED Corp 216,632 24,538
LeMaitre Vascular Inc 176,598 6,282
STERIS PLC 281,636 42,566
Teleflex Inc 78,692 27,805
$ 109,802
Home Builders - 1.50%
LCI Industries 323,985 34,491
Insurance - 6.48%
Assured Guaranty Ltd 916,918 45,525
Beazley PLC 2,616,182 17,978
Fidelity National Financial Inc 1,026,657 48,900
James River Group Holdings Ltd 921,958 36,472
$ 148,875
Leisure Products & Services - 1.83%
Acushnet Holdings Corp 1,398,149 42,042
Machinery - Diversified - 2.92%
Albany International Corp 214,712 17,967
Crane Co 383,033 31,818
Nordson Corp 104,629 17,351
$ 67,136
Media - 1.08%
John Wiley & Sons Inc 523,499 24,741
Miscellaneous Manufacturers - 0.64%
Donaldson Co Inc 158,543 8,891
EnPro Industries Inc 87,397 5,802
$ 14,693
Oil & Gas - 3.34%
Cimarex Energy Co 297,901 13,695
Delek US Holdings Inc 1,051,500 36,077
Vermilion Energy Inc
( d)
1,877,380 26,995
$ 76,767
Packaging & Containers - 1.29%
Packaging Corp of America 265,485 29,708
Pipelines - 1.87%
EnLink Midstream LLC
( e)
1,651,813 7,846
Targa Resources Corp 961,347 35,118
$ 42,964
Real Estate - 2.34%
Newmark Group Inc 4,117,207 53,730
REITs - 12.33%
Agree Realty Corp 265,934 19,886
CyrusOne Inc 886,673 55,240
EastGroup Properties Inc 122,975 16,748
EPR Properties 540,900 38,361
Four Corners Property Trust Inc 613,267 17,368
Granite Real Estate Investment Trust 340,628 17,579
Medical Properties Trust Inc 2,059,033 42,745
National Health Investors Inc 255,067 20,658
National Retail Properties Inc 421,306 23,484
STORE Capital Corp 769,274 31,317
$ 283,386
Semiconductors - 4.54%
Kulicke & Soffa Industries Inc 1,689,315 42,385
MKS Instruments Inc 583,095 61,971
$ 104,356
Software - 0.37%
Broadridge Financial Solutions Inc 69,026 8,539

Schedule of Investments
Small-MidCap Dividend Income Fund
November 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Supranational Bank - 1.22%
Banco Latinoamericano de Comercio Exterior SA 1,305,514 $ 28,160
Toys, Games & Hobbies - 1.53%
Hasbro Inc 345,171 35,104
TOTAL COMMON STOCKS $ 2,253,927
Total Investments $ 2,323,482
Other Assets and Liabilities -  (1.09)% (24,981)
TOTAL NET ASSETS - 100.00% $ 2,298,501
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $29,649 or 1.29% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security or a portion of the security was on loan at the end of the period.
(e) Non-income producing security
Portfolio Summary  ( unaudited)
Sector Percent
Financial 36.98%
Industrial 14.82%
Consumer, Cyclical 13.57%
Consumer, Non-cyclical 8.33%
Technology 7.67%
Utilities 5.31%
Energy 5.21%
Basic Materials 3.87%
Money Market Funds 3.03%
Government 1.22%
Communications 1.08%
Other Assets and Liabilities
(1.09)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2019 Purchases Sales November 30, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.52% $ 43,288 $ 214,540 $ 199,572 $ 58,256
$ 43,288 $ 214,540 $ 199,572 $ 58,256
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.52% $ 150 $ — $ — $ —
$ 150 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Small-MidCap Growth Fund
November 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.40% Shares Held Value (000's)
Money Market Funds - 2.40%
BlackRock Liquidity FedFund 1.53%
(a),(b)
30,325 $ 3 0
Principal Government Money Market Fund
1.52%
(a),(c)
95,398 95
$ 12 5
TOTAL INVESTMENT COMPANIES $ 12 5
COMMON STOCKS - 98.46% Shares Held Value (000's)
Aerospace & Defense - 2.84%
AAR Corp 2,167 97
Kratos Defense & Security Solutions Inc
( d)
1,367 25
Mercury Systems Inc
( d)
370 27
$ 149
Apparel - 0.91%
Crocs Inc
( d)
1,370 48
Banks - 4.44%
Pinnacle Financial Partners Inc 1,230 76
Signature Bank/New York NY 220 27
SVB Financial Group
( d)
562 130
$ 233
Biotechnology - 4.11%
CRISPR Therapeutics AG
( d)
397 28
Exact Sciences Corp
( d)
1,319 107
Mirati Therapeutics Inc
( d)
220 22
Sage Therapeutics Inc
( d)
381 59
$ 216
Building Materials - 3.60%
Masco Corp 2,455 114
Owens Corning 1,110 75
$ 189
Commercial Services - 5.14%
Chegg Inc
( d)
1,505 58
CoStar Group Inc
( d)
133 82
FTI Consulting Inc
( d)
241 26
TransUnion 1,202 104
$ 270
Computers - 1.96%
Rapid7 Inc
( d)
1,840 103
Diversified Financial Services - 0.80%
Hamilton Lane Inc 729 42
Electrical Components & Equipment - 0.44%
Universal Display Corp 120 23
Electronics - 3.26%
Keysight Technologies Inc
( d)
1,236 132
Napco Security Technologies Inc
( d)
1,246 39
$ 171
Environmental Control - 3.62%
Clean Harbors Inc
( d)
1,634 135
Tetra Tech Inc 623 55
$ 190
Food - 0.50%
Performance Food Group Co
( d)
563 26
Healthcare - Products - 11.31%
CONMED Corp 1,060 120
Haemonetics Corp
( d)
496 60
Inspire Medical Systems Inc
( d)
1,953 138
Insulet Corp
( d)
510 95
Penumbra Inc
( d)
294 52
Tandem Diabetes Care Inc
( d)
1,869 129
$ 594
Healthcare - Services - 4.00%
Amedisys Inc
( d)
418 68
LHC Group Inc
( d)
440 59
Natera Inc
( d)
2,271 83
$ 210
Internet - 10.51%
Anaplan Inc
( d)
1,574 85
Chewy Inc
( d),(e)
1,226 30
NIC Inc 1,838 42
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
Okta Inc
( d)
203 $ 26
Q2 Holdings Inc
( d)
1,440 122
RingCentral Inc
( d)
1,128 194
Roku Inc
( d)
330 53
$ 552
Mining - 0.48%
Constellium SE
( d)
1,782 25
Office & Business Equipment - 1.31%
Zebra Technologies Corp
( d)
275 69
Packaging & Containers - 2.78%
Crown Holdings Inc
( d)
1,925 146
Pharmaceuticals - 7.49%
DexCom Inc
( d)
1,145 261
Horizon Therapeutics Plc
( d)
2,838 93
Reata Pharmaceuticals Inc
( d)
201 39
$ 393
Retail - 9.37%
Boot Barn Holdings Inc
( d)
910 36
Burlington Stores Inc
( d)
571 129
CarMax Inc
( d)
1,170 114
Five Below Inc
( d)
208 26
Floor & Decor Holdings Inc
( d)
696 33
Freshpet Inc
( d)
610 33
Lululemon Athletica Inc
( d)
250 56
Papa John's International Inc 1,034 65
$ 492
Semiconductors - 6.17%
Ambarella Inc
( d)
1,427 78
Inphi Corp
( d)
893 62
Lattice Semiconductor Corp
( d)
3,594 68
MKS Instruments Inc 214 23
ON Semiconductor Corp
( d)
2,321 50
Teradyne Inc 686 43
$ 324
Software - 9.24%
DocuSign Inc
( d)
354 25
Everbridge Inc
( d)
1,155 102
Five9 Inc
( d)
1,609 110
Manhattan Associates Inc
( d)
390 32
Nuance Communications Inc
( d)
1,452 26
Paycom Software Inc
( d)
108 30
Sea Ltd ADR
(d)
1,321 49
Tyler Technologies Inc
( d)
299 87
Zynga Inc
( d)
3,868 24
$ 485
Telecommunications - 1.49%
Viavi Solutions Inc
( d)
5,181 78
Transportation - 2.69%
CryoPort Inc
( d)
1,586 25
Kansas City Southern 760 116
$ 141
TOTAL COMMON STOCKS $ 5,169
Total Investments $ 5,29 4
Other Assets and Liabilities -  (0.86)% (4 4 )
TOTAL NET ASSETS - 100.00% $ 5,250
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $30 or
0.57% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.

Schedule of Investments
Small-MidCap Growth Fund
November 30, 2019 (unaudited)
See accompanying notes.

Portfolio Summary  ( unaudited)
Sector Percent
Consumer, Non-cyclical 32.55%
Industrial 19.23%
Technology 18.68%
Communications 12.00%
Consumer, Cyclical 10.28%
Financial 5.24%
Money Market Funds 2.40%
Basic Materials 0.48%
Other Assets and Liabilities
(0.86)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2019 Purchases Sales November 30, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.52% $ 53 $ 878 $ 836 $ 95
$ 53 $ 878 $ 836 $ 95
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.52% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
November 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4.50% Shares Held Value (000's)
Money Market Funds - 4.50%
BlackRock Liquidity FedFund 1.53%
(a),(b)
15,028,282 $ 15,028
Principal Government Money Market Fund
1.52%
(a),(b),(c)
268,678,845 268,679
$ 283,707
TOTAL INVESTMENT COMPANIES $ 283,707
CONVERTIBLE PREFERRED STOCKS
- 0.63% Shares Held Value (000's)
Banks - 0.63%
Wells Fargo & Co 7.50%
(d),(e)
27,052 $ 39,496
TOTAL CONVERTIBLE PREFERRED STOCKS $ 39,496
PREFERRED STOCKS - 17.03% Shares Held Value (000's)
Banks - 4.57%
AgriBank FCB 6.88%, 01/01/2024
(d)
61,700 6,602
3 Month USD LIBOR + 4.23%
Associated Banc-Corp 5.88%, 12/15/2023
(d),(e)
2,429 65
Bank of New York Mellon Corp/The 5.20%,
03/20/2020
(d),(e)
127,674 3,276
BB&T Corp 5.63%, 06/01/2021
(d)
141,800 3,712
Citigroup Inc 6.88%, 11/15/2023
(d)
493,542 13,824
3 Month USD LIBOR + 4.13%
Citizens Financial Group Inc 6.35%, 04/06/2024
(d),(e)
15,567 429
3 Month USD LIBOR + 3.64%
Cullen/Frost Bankers Inc 5.38%, 03/15/2020
(d),(e)
240,600 6,157
Goldman Sachs Group Inc/The 5.50%,
05/10/2023
(d),(e)
774,944 20,397
3 Month USD LIBOR + 3.64%
Huntington Bancshares Inc/OH 5.88%,
10/15/2021
(d)
325,787 8,558
Huntington Bancshares Inc/OH 6.25%,
04/15/2021
(d)
1,050,000 27,384
JPMorgan Chase & Co 4.75%, 12/01/2024
(d)
280,000 7,067
KeyCorp 6.13%, 12/15/2026
(d)
778,000 22,290
3 Month USD LIBOR + 3.89%
Morgan Stanley 5.85%, 04/15/2027
(d),(e)
660,872 18,425
3 Month USD LIBOR + 3.49%
Morgan Stanley 7.13%, 10/15/2023
(d),(e)
126,282 3,676
3 Month USD LIBOR + 4.32%
PNC Financial Services Group Inc/The 6.13%,
05/01/2022
(d)
1,726,752 46,553
3 Month USD LIBOR + 4.07%
Regions Financial Corp 5.70%, 05/15/2029
(d),(e)
331,650 8,882
3 Month USD LIBOR + 3.15%
State Street Corp 5.25%, 01/02/2020
(d)
1,379,698 34,561
State Street Corp 5.90%, 03/15/2024
(d)
241,300 6,484
3 Month USD LIBOR + 3.11%
State Street Corp 6.00%, 12/15/2019
(d)
349,143 8,847
Synovus Financial Corp 5.88%, 07/01/2024
(d)
344,000 8,965
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.13%
US Bancorp 6.50%, 01/15/2022
(d)
239,945 6,548
3 Month USD LIBOR + 4.47%
Valley National Bancorp 6.25%, 06/30/2025
(d)
174,760 4,864
3 Month USD LIBOR + 3.85%
Webster Financial Corp 5.25%, 12/15/2022
(d)
194,856 4,938
Wells Fargo & Co 5.63%, 06/15/2022
(d)
195,171 5,094
Wells Fargo & Co 5.85%, 09/15/2023
(d)
125,027 3,377
3 Month USD LIBOR + 3.09%
Wells Fargo & Co 6.63%, 03/15/2024
(d)
236,676 6,814
3 Month USD LIBOR + 3.69%
$ 287,789
Diversified Financial Services - 0.39%
Affiliated Managers Group Inc 5.88%,
03/30/2059
149,111 3,919
Capital One Financial Corp 5.00%, 12/01/2024
(d)
272,500 6,772
Capital One Financial Corp 6.00%, 03/01/2020
(d)
409,104 10,346
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Charles Schwab Corp/The 6.00%, 12/01/2020
(d)
143,663 $ 3,712
$ 24,749
Electric - 2.84%
Alabama Power Co 5.00%, 10/01/2022
(d)
572,000 14,895
Algonquin Power & Utilities Corp 6.20%,
07/01/2079
490,152 13,528
3 Month USD LIBOR + 4.01%
Algonquin Power & Utilities Corp 6.88%,
10/17/2078
(e)
1,930 53
3 Month USD LIBOR + 3.68%
CMS Energy Corp 5.88%, 03/01/2079
(e)
248,000 6,560
Dominion Energy Inc 5.25%, 07/30/2076
(e)
898,171 22,876
DTE Energy Co 5.25%, 12/01/2062 312,400 7,826
DTE Energy Co 5.25%, 12/01/2077 320,602 8,259
DTE Energy Co 5.38%, 06/01/2076
(e)
13,111 334
Duke Energy Corp 5.13%, 01/15/2073 352,227 8,887
Duke Energy Corp 5.75%, 06/15/2024
(d),(e)
120,000 3,236
Entergy Arkansas LLC 4.90%, 12/01/2052 222,850 5,727
Entergy Louisiana LLC 4.70%, 06/01/2063
(e)
162,785 4,157
Entergy Louisiana LLC 4.88%, 09/01/2066 24,691 630
Entergy Louisiana LLC 5.25%, 07/01/2052 223,866 5,686
Entergy Texas Inc 5.38%, 10/15/2024
(d)
30,000 783
Entergy Texas Inc 5.63%, 06/01/2064
(e)
2,414 67
Georgia Power Co 5.00%, 10/01/2077 265,538 6,715
Integrys Holding Inc 6.00%, 08/01/2073 81,343 2,221
3 Month USD LIBOR + 3.22%
Interstate Power & Light Co 5.10%, 01/02/2020
(d)
493,973 12,547
National Rural Utilities Cooperative Finance Corp
5.50%, 05/15/2064
227,600 6,034
NextEra Energy Capital Holdings Inc 5.00%,
01/15/2073
486,015 12,165
NextEra Energy Capital Holdings Inc 5.13%,
11/15/2072
(e)
659,974 16,532
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
100,000 2,652
Southern Co/The 5.25%, 10/01/2076
(e)
100,961 2,578
Southern Co/The 5.25%, 12/01/2077
(e)
555,000 14,219
$ 179,167
Food - 0.39%
Dairy Farmers of America Inc 7.88%,
01/02/2020
(d),(f)
16,000 1,576
Dairy Farmers of America Inc 7.88%,
12/01/2025
(d),(f)
236,300 23,271
$ 24,847
Gas - 0.02%
Entergy New Orleans LLC 5.00%, 12/01/2052 3,299 83
Entergy New Orleans LLC 5.50%, 04/01/2066 46,851 1,220
$ 1,303
Hand & Machine Tools - 0.43%
Stanley Black & Decker Inc 5.75%, 07/25/2052
(e)
1,067,776 27,025
Insurance - 2.38%
Allstate Corp/The 4.75%, 01/15/2025
(d)
170,000 4,267
Allstate Corp/The 5.10%, 01/15/2053
(e)
540,300 14,188
3 Month USD LIBOR + 3.17%
American Financial Group Inc/OH 5.88%,
03/30/2059
(e)
101,300 2,720
American Financial Group Inc/OH 6.25%,
09/30/2054
(e)
249,015 6,300
Arch Capital Group Ltd 5.25%, 09/29/2021
(d),(e)
285,500 7,152
Arch Capital Group Ltd 5.45%, 08/17/2022
(d),(e)
54,104 1,383
AXA Equitable Holdings Inc 5.25%, 12/15/2024
(d)
475,000 11,856
Axis Capital Holdings Ltd 5.50%, 11/07/2021
(d),(e)
21,417 542
Axis Capital Holdings Ltd 5.50%, 01/02/2020
(d),(e)
154,159 3,865

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
November 30, 2019 (unaudited)
See accompanying notes.

PREFERRED STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Hartford Financial Services Group Inc/The
7.88%, 04/15/2042
1,048,434 $ 29,713
3 Month USD LIBOR + 5.60%
Prudential PLC 6.75%, 01/02/2020
(d)
18,931 507
Reinsurance Group of America Inc 6.20%,
09/15/2042
581,128 15,824
3 Month USD LIBOR + 4.37%
RenaissanceRe Holdings Ltd 5.38%, 01/02/2020
(d)
550,975 13,813
RenaissanceRe Holdings Ltd 5.75%, 06/30/2023
(d),(e)
31,987 843
RenaissanceRe Holdings Ltd 6.08%, 01/02/2020
(d)
142,704 3,700
Voya Financial Inc 5.35%, 09/15/2029
(d),(e)
76,389 2,043
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
WR Berkley Corp 5.63%, 04/30/2053 1,163,234 29,372
WR Berkley Corp 5.70%, 03/30/2058
(e)
3,100 83
WR Berkley Corp 5.75%, 06/01/2056 65,882 1,685
$ 149,856
REITs - 2.34%
Boston Properties Inc 5.25%, 01/02/2020
(d)
6,208 156
Digital Realty Trust Inc 5.85%, 03/13/2024
(d)
4,771 127
Digital Realty Trust Inc 5.88%, 01/02/2020
(d)
91,183 2,307
Digital Realty Trust Inc 6.35%, 08/24/2020
(d)
205,498 5,302
Federal Realty Investment Trust 5.00%,
09/29/2022
(d),(e)
50,149 1,285
Kimco Realty Corp 5.25%, 12/20/2022
(d),(e)
399,847 10,264
Kimco Realty Corp 5.50%, 12/31/2019
(d)
591,922 14,940
National Retail Properties Inc 5.20%, 10/11/2021
(d)
121,247 3,062
Prologis Inc 8.54%, 11/13/2026
(d)
167,700 12,074
PS Business Parks Inc 5.20%, 12/07/2022
(d)
3,332 84
PS Business Parks Inc 5.25%, 09/21/2022
(d)
57,755 1,468
PS Business Parks Inc 5.70%, 12/30/2019
(d)
347,800 8,806
PS Business Parks Inc 5.75%, 12/30/2019
(d)
501,104 12,668
Public Storage 4.90%, 10/14/2021
(d)
6,561 165
Public Storage 4.95%, 07/20/2021
(d)
89 2
Public Storage 5.05%, 08/09/2022
(d)
177,565 4,524
Public Storage 5.15%, 06/02/2022
(d)
2,000 52
Public Storage 5.20%, 01/02/2020
(d)
70,427 1,774
Public Storage 5.38%, 01/02/2020
(d)
3,000 76
Public Storage 5.60%, 03/11/2024
(d),(e)
314,806 8,500
Public Storage 5.88%, 12/30/2019
(d)
237,401 6,006
Senior Housing Properties Trust 5.63%,
08/01/2042
(e)
110,082 2,655
Senior Housing Properties Trust 6.25%,
02/01/2046
139,198 3,547
SITE Centers Corp 6.25%, 01/02/2020
(d)
18,240 466
SITE Centers Corp 6.38%, 06/05/2022
(d)
449,845 11,943
Vornado Realty Trust 5.25%, 12/13/2022
(d),(e)
383,022 9,821
Vornado Realty Trust 5.40%, 01/02/2020
(d)
188,362 4,749
Vornado Realty Trust 5.70%, 01/02/2020
(d)
819,879 20,792
$ 147,615
Savings & Loans - 0.07%
New York Community Bancorp Inc 6.38%,
03/17/2027
(d),(e)
14,862 401
3 Month USD LIBOR + 3.82%
People's United Financial Inc 5.63%, 12/15/2026
(d)
94,067 2,514
3 Month USD LIBOR + 4.02%
Sterling Bancorp/DE 6.50%, 10/15/2022
(d),(e)
43,097 1,142
$ 4,057
Sovereign - 1.10%
CoBank ACB 6.13%, 04/01/2020
(d)
8,000 808
CoBank ACB 6.20%, 01/01/2025
(d)
65,000 7,118
3 Month USD LIBOR + 3.74%
CoBank ACB 6.25%, 10/01/2022
(d)
296,500 31,651
3 Month USD LIBOR + 4.56%
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Sovereign (continued)
Farm Credit Bank of Texas 6.75%, 09/15/2023
(d),(f)
270,500 $ 28,673
3 Month USD LIBOR + 4.01%
Farm Credit Bank of Texas  10.00% 10.00%,
06/15/2020
(d)
1,250 1,350
$ 69,600
Telecommunications - 2.50%
Centaur Funding Corp 0.00%, 04/21/2020
(c),(f),(g)
96,166 98,090
Centaur Funding Corp 0.00%, 04/21/2020
(f),(g)
26,500 26,235
Telephone & Data Systems Inc 6.63%,
03/31/2045
134,872 3,706
Telephone & Data Systems Inc 7.00%,
03/15/2060
1,078,770 27,627
United States Cellular Corp 6.95%, 05/15/2060 61,506 1,570
$ 157,228
TOTAL PREFERRED STOCKS $ 1,073,236
BONDS - 77.30%
Principal
Amount (000's) Value (000's)
Automobile Manufacturers - 0.20%
General Motors Financial Co Inc
5.75%, 12/31/2049
(d),(h)
$ 12,700 $ 12,509
3 Month USD LIBOR + 3.60%
Banks - 45.00%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 12/31/2049
(d),(f),(h)
5,000 5,669
USD Swap Rate NY 5 Year + 5.17%
6.75%, 12/31/2049
(d),(h)
2,700 3,061
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
6.50%, 12/31/2049
(d),(h)
20,000 20,950
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.19%
Banco Santander SA
7.50%, 12/31/2049
(d),(h)
22,400 24,416
USD Swap Semi-Annual 5 Year + 4.99%
Bank of America Corp
6.10%, 12/31/2049
(d),(h)
5,000 5,568
3 Month USD LIBOR + 3.90%
6.25%, 12/31/2049
(d),(h)
30,599 34,112
3 Month USD LIBOR + 3.71%
6.30%, 12/31/2049
(d),(h)
46,830 53,620
3 Month USD LIBOR + 4.55%
6.50%, 12/31/2049
(d),(h)
97,785 110,742
3 Month USD LIBOR + 4.17%
8.05%, 06/15/2027 6,312 8,062
Bank of New York Mellon Corp/The
4.62%, 12/31/2049
(d),(h)
33,927 35,454
3 Month USD LIBOR + 3.13%
4.95%, 12/31/2049
(d),(h)
78,000 78,877
3 Month USD LIBOR + 3.42%
Barclays Bank PLC
6.86%, 12/31/2049
(d),(h)
517 621
6 Month USD LIBOR + 1.73%
7.63%, 11/21/2022 8,000 8,972
Barclays PLC
7.75%, 12/31/2049
(d),(h)
39,200 42,336
USD Swap Semi-Annual 5 Year + 4.84%
7.88%, 12/31/2049
(d),(h)
30,065 32,207
USD Swap Semi-Annual 5 Year + 6.77%
8.00%, 12/31/2049
(d),(h)
40,500 44,752
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%
BB&T Corp
4.80%, 12/31/2049
(d),(h)
95,900 97,818
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
November 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
BNP Paribas SA
6.63%, 12/31/2049
(d),(f),(h)
$ 39,300 $ 42,149
USD Swap Semi-Annual 5 Year + 4.15%
7.00%, 12/31/2049
(d),(f),(h)
2,500 2,873
USD Swap Semi-Annual 5 Year + 3.98%
7.19%, 06/29/2049
(d),(h)
800 888
3 Month USD LIBOR + 1.29%
7.20%, 06/29/2049
(d),(f),(h)
5,800 6,438
3 Month USD LIBOR + 1.29%
7.37%, 12/31/2049
(d),(f),(h)
100 114
USD Swap Semi-Annual 5 Year + 5.15%
7.37%, 12/31/2049
(d),(h)
13,000 14,853
USD Swap Semi-Annual 5 Year + 5.15%
7.63%, 12/31/2049
(d),(f),(h)
58,198 61,399
USD Swap Semi-Annual 5 Year + 6.31%
7.63%, 12/31/2049
(d),(h)
27,100 28,591
USD Swap Semi-Annual 5 Year + 6.31%
Citigroup Capital III
7.63%, 12/01/2036 2,700 3,811
Citigroup Inc
5.90%, 12/29/2049
(d),(h)
6,133 6,493
3 Month USD LIBOR + 4.23%
5.95%, 12/29/2049
(d),(h)
24,100 25,553
3 Month USD LIBOR + 4.07%
5.95%, 12/31/2049
(d),(h)
14,770 16,077
3 Month USD LIBOR + 3.91%
5.95%, 12/31/2049
(d),(h)
9,000 9,221
3 Month USD LIBOR + 4.10%
6.13%, 12/31/2049
(d),(h)
47,300 48,790
3 Month USD LIBOR + 4.48%
6.25%, 12/31/2049
(d),(h)
86,582 98,271
3 Month USD LIBOR + 4.52%
Citizens Financial Group Inc
5.50%, 12/31/2049
(d),(e),(h)
7,500 7,547
3 Month USD LIBOR + 3.96%
6.00%, 12/31/2049
(d),(h)
7,000 7,367
3 Month USD LIBOR + 3.00%
6.38%, 12/31/2049
(d),(h)
1,400 1,491
3 Month USD LIBOR + 3.16%
Corestates Capital III
2.48%, 02/15/2027
(f)
6,721 6,318
3 Month USD LIBOR + 0.57%
Credit Agricole SA
7.88%, 12/31/2049
(d),(f),(h)
29,540 33,491
USD Swap Semi-Annual 5 Year + 4.90%
Credit Suisse AG
6.50%, 08/08/2023
(f)
23,254 25,870
6.50%, 08/08/2023 6,000 6,675
Credit Suisse Group AG
6.25%, 12/31/2049
(d),(f),(h)
9,100 9,820
USD Swap Semi-Annual 5 Year + 3.46%
6.25%, 12/31/2049
(d),(h)
1,475 1,592
USD Swap Semi-Annual 5 Year + 3.46%
6.38%, 12/31/2049
(d),(f),(h)
14,200 15,194
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%
7.13%, 12/31/2049
(d),(h)
16,793 18,073
USD Swap Semi-Annual 5 Year + 5.11%
7.50%, 12/31/2049
(d),(f),(h)
6,500 7,079
USD Swap Semi-Annual 5 Year + 4.60%
7.50%, 12/31/2049
(d),(f),(h)
72,040 80,505
USD Swap Semi-Annual 5 Year + 4.60%
7.50%, 12/31/2049
(d),(h)
3,000 3,352
USD Swap Semi-Annual 5 Year + 4.60%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Danske Bank A/S
6.13%, 12/31/2049
(d),(h)
$ 2,500 $ 2,547
USD Swap Semi-Annual 7 Year + 3.90%
7.00%, 12/31/2049
(d),(h)
19,645 20,803
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%
Fifth Third Bancorp
5.10%, 12/31/2049
(d),(h)
1,403 1,444
3 Month USD LIBOR + 3.03%
First Maryland Capital I
3.00%, 01/15/2027 2,000 1,880
3 Month USD LIBOR + 1.00%
First Union Capital II
7.95%, 11/15/2029 3,700 5,045
Goldman Sachs Group Inc/The
4.95%, 12/31/2049
(d),(h)
13,000 13,325
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.38%, 12/31/2049
(d),(h)
11,300 11,413
3 Month USD LIBOR + 3.92%
5.50%, 12/31/2049
(d),(e),(h)
13,750 14,605
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
5.78%, 12/31/2049
(d)
29,081 29,299
3 Month USD LIBOR + 3.88%
HSBC Capital Funding Dollar 1 LP
10.18%, 12/29/2049
(d),(f),(h)
44,542 73,606
3 Month USD LIBOR + 4.98%
10.18%, 12/29/2049
(d),(h)
23,182 38,308
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
6.00%, 12/31/2049
(d),(h)
15,900 16,814
USD Swap Rate NY 5 Year + 3.75%
6.37%, 12/31/2049
(d),(h)
14,800 15,928
USD Swap Rate NY 5 Year + 4.37%
6.38%, 12/31/2049
(d),(h)
3,300 3,510
USD Swap Rate NY 5 Year + 3.71%
6.50%, 12/31/2049
(d),(h)
25,600 27,750
USD Swap Rate NY 5 Year + 3.61%
6.87%, 12/31/2049
(d),(h)
42,000 43,890
USD Swap Rate NY 5 Year + 5.51%
ING Groep NV
5.75%, 12/31/2049
(d),(h)
11,000 11,440
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
6.50%, 12/31/2049
(d),(h)
35,300 37,771
USD Swap Semi-Annual 5 Year + 4.45%
6.87%, 12/31/2049
(d),(h)
25,320 26,903
USD Swap Semi-Annual 5 Year + 5.12%
JPMorgan Chase & Co
5.30%, 12/31/2049
(d),(h)
16,218 16,437
3 Month USD LIBOR + 3.80%
5.41%, 04/29/2049
(d)
24,199 24,273
3 Month USD LIBOR + 3.47%
6.13%, 12/31/2049
(d),(h)
7,706 8,451
3 Month USD LIBOR + 3.33%
6.75%, 12/31/2049
(d),(h)
143,515 161,634
3 Month USD LIBOR + 3.78%
KeyCorp
5.00%, 12/31/2049
(d),(h)
20,101 21,405
3 Month USD LIBOR + 3.61%
KeyCorp Capital III
7.75%, 07/15/2029 3,500 4,468
Lloyds Bank PLC
12.00%, 12/29/2049
(d),(f),(h)
39,250 47,567
3 Month USD LIBOR + 11.76%
12.00%, 12/29/2049
(d),(h)
35,889 43,493
3 Month USD LIBOR + 11.76%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
November 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Lloyds Banking Group PLC
6.41%, 01/29/2049
(d),(f),(h)
$ 12,674 $ 14,385
3 Month USD LIBOR + 1.50%
6.66%, 01/29/2049
(d),(e),(f),(h)
48,685 56,353
3 Month USD LIBOR + 1.27%
7.50%, 12/31/2049
(d),(h)
47,496 52,424
USD Swap Semi-Annual 5 Year + 4.76%
7.50%, 12/31/2049
(d),(h)
22,500 25,031
USD Swap Semi-Annual 5 Year + 4.50%
M&T Bank Corp
5.12%, 12/31/2049
(d),(h)
12,500 13,391
3 Month USD LIBOR + 3.52%
6.45%, 12/31/2049
(d),(h)
6,615 7,227
3 Month USD LIBOR + 3.61%
Morgan Stanley
5.55%, 12/31/2049
(d),(h)
8,500 8,638
3 Month USD LIBOR + 3.81%
Nordea Bank Abp
6.13%, 12/31/2049
(d),(f),(h)
42,131 44,580
USD Swap Semi-Annual 5 Year + 3.39%
6.13%, 12/31/2049
(d),(h)
8,235 8,714
USD Swap Semi-Annual 5 Year + 3.39%
6.63%, 12/31/2049
(d),(f),(h)
23,420 25,616
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
Northern Trust Corp
4.60%, 12/31/2049
(d),(h)
4,400 4,521
3 Month USD LIBOR + 3.20%
NTC Capital I
2.52%, 01/15/2027 5,500 5,170
3 Month USD LIBOR + 0.52%
NTC Capital II
2.59%, 04/15/2027 6,500 6,110
3 Month USD LIBOR + 0.59%
PNC Financial Services Group Inc/The
6.75%, 07/29/2049
(d),(h)
37,635 39,694
3 Month USD LIBOR + 3.68%
RBS Capital Trust II
6.43%, 12/29/2049
(d),(e),(h)
2,750 3,827
3 Month USD LIBOR + 1.94%
Royal Bank of Scotland Group PLC
4.42%, 03/29/2049
(d)
1,900 1,862
3 Month USD LIBOR + 2.32%
7.50%, 12/31/2049
(d),(h)
46,281 47,438
USD Swap Semi-Annual 5 Year + 5.80%
7.65%, 08/29/2049
(d),(h)
28,946 41,429
3 Month USD LIBOR + 2.50%
8.00%, 12/31/2049
(d),(h)
7,825 8,950
USD Swap Semi-Annual 5 Year + 5.72%
8.62%, 12/29/2049
(d),(h)
18,295 19,747
USD Swap Semi-Annual 5 Year + 7.60%
Skandinaviska Enskilda Banken AB
5.63%, 12/31/2049
(d),(h)
5,000 5,075
USD Swap Semi-Annual 5 Year + 3.49%
5.75%, 12/31/2049
(d),(h)
8,100 8,151
USD Swap Semi-Annual 5 Year + 3.85%
Societe Generale SA
7.37%, 12/31/2049
(d),(h)
11,800 12,476
USD Swap Semi-Annual 5 Year + 6.24%
7.38%, 12/31/2049
(d),(f),(h)
13,900 15,081
USD Swap Semi-Annual 5 Year + 4.30%
7.38%, 12/31/2049
(d),(f),(h)
25,326 26,777
USD Swap Semi-Annual 5 Year + 6.24%
7.88%, 12/31/2049
(d),(e),(f),(h)
500 556
USD Swap Semi-Annual 5 Year + 4.98%
7.88%, 12/31/2049
(d),(h)
14,000 15,575
USD Swap Semi-Annual 5 Year + 4.98%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Societe Generale SA   (continued)
8.00%, 12/31/2049
(d),(f),(h)
$ 23,900 $ 27,814
USD Swap Rate NY 5 Year + 5.87%
Standard Chartered PLC
7.01%, 07/29/2049
(d),(e),(f),(h)
41,500 48,993
3 Month USD LIBOR + 1.46%
7.01%, 07/29/2049
(d),(h)
19,800 23,375
3 Month USD LIBOR + 1.46%
7.50%, 12/31/2049
(d),(f),(h)
17,700 18,961
USD Swap Semi-Annual 5 Year + 6.30%
7.50%, 12/31/2049
(d),(h)
10,500 11,248
USD Swap Semi-Annual 5 Year + 6.30%
7.75%, 12/31/2049
(d),(f),(h)
11,000 12,072
USD Swap Semi-Annual 5 Year + 5.72%
State Street Corp
5.25%, 12/31/2049
(d),(h)
4,000 4,090
3 Month USD LIBOR + 3.60%
SunTrust Banks Inc
5.63%, 12/31/2049
(d),(h)
4,400 4,411
3 Month USD LIBOR + 3.86%
SunTrust Capital I
2.58%, 05/15/2027 10,900 10,328
3 Month USD LIBOR + 0.67%
Svenska Handelsbanken AB
5.25%, 12/31/2049
(d),(h)
29,400 29,768
USD Swap Semi-Annual 5 Year + 3.34%
Swedbank AB
6.00%, 12/31/2049
(d),(h)
5,200 5,362
USD Swap Semi-Annual 5 Year + 4.11%
UBS Group AG
6.88%, 12/31/2049
(d),(h)
12,078 12,578
USD Swap Rate NY 5 Year + 5.50%
6.88%, 12/31/2049
(d),(h)
11,933 13,096
USD Swap Semi-Annual 5 Year + 4.59%
7.00%, 12/31/2049
(d),(f),(h)
19,500 21,133
USD Swap Semi-Annual 5 Year + 4.34%
7.00%, 12/31/2049
(d),(h)
10,800 11,705
USD Swap Semi-Annual 5 Year + 4.34%
7.00%, 12/31/2049
(d),(h)
20,700 23,375
USD Swap Semi-Annual 5 Year + 4.87%
7.13%, 12/31/2049
(d),(h)
1,757 1,770
USD Swap Semi-Annual 5 Year + 5.46%
UniCredit SpA
8.00%, 12/31/2049
(d),(h)
12,700 13,668
USD Swap Semi-Annual 5 Year + 5.18%
US Bancorp
5.12%, 12/31/2049
(d),(h)
21,400 22,023
3 Month USD LIBOR + 3.49%
USB Realty Corp
3.15%, 12/29/2049
(d),(f)
1,500 1,296
3 Month USD LIBOR + 1.15%
Wells Fargo & Co
5.87%, 12/31/2049
(d),(h)
50,300 55,873
3 Month USD LIBOR + 3.99%
5.89%, 12/31/2049
(d)
23,170 23,522
3 Month USD LIBOR + 3.77%
$ 2,836,400
Diversified Financial Services - 1.31%
Capital One Financial Corp
5.55%, 12/31/2049
(d),(h)
20,430 20,685
3 Month USD LIBOR + 3.80%
Charles Schwab Corp/The
7.00%, 02/28/2049
(d),(h)
28,358 30,946
3 Month USD LIBOR + 4.82%
Depository Trust & Clearing Corp/The
4.88%, 12/31/2049
(d),(f),(h)
31,000 31,233
3 Month USD LIBOR + 3.17%
$ 82,864

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
November 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric - 3.58%
Duke Energy Corp
4.88%, 12/31/2049
(d),(h)
$ 26,500 $ 27,759
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
Emera Inc
6.75%, 06/15/2076
(h)
53,095 59,732
3 Month USD LIBOR + 5.44%
Enel SpA
8.75%, 09/24/2073
(f),(h)
51,716 60,508
USD Swap Semi-Annual 5 Year + 5.88%
National Rural Utilities Cooperative Finance Corp
5.25%, 04/20/2046
(h)
22,969 24,724
3 Month USD LIBOR + 3.63%
NextEra Energy Capital Holdings Inc
4.17%, 10/01/2066 23,474 20,522
3 Month USD LIBOR + 2.07%
4.24%, 06/15/2067 8,920 7,926
3 Month USD LIBOR + 2.13%
4.80%, 12/01/2077
(h)
2,300 2,343
3 Month USD LIBOR + 2.41%
5.65%, 05/01/2079
(h)
800 885
3 Month USD LIBOR + 3.16%
PPL Capital Funding Inc
4.77%, 03/30/2067 15,700 14,642
3 Month USD LIBOR + 2.67%
Southern Co/The
5.50%, 03/15/2057
(h)
6,500 6,800
3 Month USD LIBOR + 3.63%
$ 225,841
Food - 0.14%
Dairy Farmers of America Inc
7.13%, 12/31/2049
(d),(f)
8,700 8,569
Gas - 0.29%
NiSource Inc
5.65%, 12/31/2049
(d),(h)
17,900 18,303
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.84%
Insurance - 21.87%
ACE Capital Trust II
9.70%, 04/01/2030 14,970 22,530
AIG Life Holdings Inc
8.50%, 07/01/2030 31,200 41,537
Allstate Corp/The
5.75%, 08/15/2053
(h)
11,754 12,665
3 Month USD LIBOR + 2.94%
6.50%, 05/15/2067
(h)
11,905 14,815
3 Month USD LIBOR + 2.12%
American International Group Inc
5.75%, 04/01/2048
(h)
41,000 44,995
3 Month USD LIBOR + 2.87%
8.18%, 05/15/2068
(h)
22,300 30,388
3 Month USD LIBOR + 4.20%
Aon Corp
8.21%, 01/01/2027 4,750 6,104
Argentum Netherlands BV for Swiss Re Ltd
5.63%, 08/15/2052
(h)
54,000 59,694
3 Month USD LIBOR + 3.78%
5.75%, 08/15/2050
(h)
34,400 37,684
3 Month USD LIBOR + 3.59%
Argentum Netherlands BV for Zurich Insurance
Co Ltd
5.13%, 06/01/2048
(h)
6,290 6,912
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
AXA SA
6.38%, 12/29/2049
(d),(f),(h)
27,793 33,352
3 Month USD LIBOR + 2.26%
8.60%, 12/15/2030 10,797 15,805
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Cloverie PLC for Swiss Re Corporate Solutions
Ltd
4.50%, 09/11/2044
(h)
$ 20,000 $ 20,875
USD Swap Semi-Annual 10 Year + 2.91%
Cloverie PLC for Zurich Insurance Co Ltd
5.63%, 06/24/2046
(h)
5,000 5,613
3 Month USD LIBOR + 4.92%
Dai-ichi Life Insurance Co Ltd/The
7.25%, 12/29/2049
(d),(f),(h)
13,250 14,222
3 Month USD LIBOR + 4.56%
Everest Reinsurance Holdings Inc
4.29%, 05/01/2067
(e)
27,820 26,359
3 Month USD LIBOR + 2.39%
Great-West Life & Annuity Insurance Capital LP
6.63%, 11/15/2034
(f)
7,800 8,689
Hartford Financial Services Group Inc/The
4.03%, 02/12/2067
(f)
5,685 5,129
3 Month USD LIBOR + 2.13%
Legal & General Group PLC
5.25%, 03/21/2047
(h)
52,754 56,473
USD Swap Semi-Annual 5 Year + 3.69%
Liberty Mutual Group Inc
7.80%, 03/07/2087
(f)
76,240 100,637
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(f)
20,025 29,022
Lincoln National Corp
4.01%, 04/20/2067 60,769 50,134
3 Month USD LIBOR + 2.04%
4.26%, 05/17/2066 9 8
3 Month USD LIBOR + 2.36%
M&G PLC
6.50%, 10/20/2048
(h)
16,188 18,758
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.41%
Meiji Yasuda Life Insurance Co
5.10%, 04/26/2048
(e),(f),(h)
13,800 15,711
USD Swap Rate NY 5 Year + 3.15%
5.20%, 10/20/2045
(f),(h)
14,545 16,147
USD Swap Semi-Annual 5 Year + 4.23%
MetLife Capital Trust IV
7.88%, 12/15/2067
(f)
24,540 32,754
MetLife Inc
5.25%, 12/31/2049
(d),(h)
1,000 1,014
3 Month USD LIBOR + 3.58%
6.40%, 12/15/2066 20,770 25,439
3 Month USD LIBOR + 2.21%
9.25%, 04/08/2068
(f)
49,075 72,140
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 50,223 83,119
Mitsui Sumitomo Insurance Co Ltd
4.95%, 12/31/2049
(d),(f),(h)
6,800 7,582
USD Swap Semi-Annual 5 Year + 3.26%
4.95%, 12/31/2049
(d),(h)
520 580
USD Swap Semi-Annual 5 Year + 3.26%
7.00%, 03/15/2072
(f),(h)
10,700 11,703
3 Month USD LIBOR + 5.90%
MMI Capital Trust I
7.63%, 12/15/2027 1,073 1,339
Nationwide Financial Services Inc
6.75%, 05/15/2087 79,015 91,855
Nippon Life Insurance Co
4.70%, 01/20/2046
(f),(h)
5,000 5,450
USD Swap Rate NY 5 Year + 3.75%
5.10%, 10/16/2044
(f),(h)
27,300 29,962
USD Swap Rate NY 5 Year + 3.65%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
November 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Progressive Corp/The
5.38%, 12/31/2049
(d),(h)
$ 4,750 $ 4,940
3 Month USD LIBOR + 2.54%
Prudential Financial Inc
5.63%, 06/15/2043
(h)
79,130 85,690
3 Month USD LIBOR + 3.92%
5.88%, 09/15/2042
(h)
39,423 42,528
3 Month USD LIBOR + 4.18%
QBE Insurance Group Ltd
5.88%, 06/17/2046
(h)
3,100 3,352
USD Swap Rate NY 10 Year + 4.40%
Reinsurance Group of America Inc
4.78%, 12/15/2065 11,423 10,681
3 Month USD LIBOR + 2.67%
Sompo Japan Nipponkoa Insurance Inc
5.33%, 03/28/2073
(f),(h)
60,300 64,822
3 Month USD LIBOR + 4.27%
Sumitomo Life Insurance Co
6.50%, 09/20/2073
(f),(h)
15,500 17,515
3 Month USD LIBOR + 4.44%
Voya Financial Inc
5.65%, 05/15/2053
(h)
77,926 81,975
3 Month USD LIBOR + 3.58%
6.13%, 12/31/2049
(d),(e),(h)
9,250 9,851
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
$ 1,378,549
Mining - 0.48%
BHP Billiton Finance USA Ltd
6.75%, 10/19/2075
(f),(h)
25,842 30,275
USD Swap Semi-Annual 5 Year + 5.09%
Pipelines - 2.99%
Enbridge Inc
6.00%, 01/15/2077
(h)
20,024 21,050
3 Month USD LIBOR + 3.89%
6.25%, 03/01/2078
(h)
39,048 41,879
3 Month USD LIBOR + 3.64%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(h)
40,800 41,004
3 Month USD LIBOR + 3.03%
5.38%, 02/15/2078
(h)
5,000 4,912
3 Month USD LIBOR + 2.57%
Transcanada Trust
5.50%, 09/15/2079
(h)
39,340 41,209
3 Month USD LIBOR + 4.15%
5.63%, 05/20/2075
(h)
6,000 6,267
3 Month USD LIBOR + 3.53%
5.87%, 08/15/2076
(h)
30,122 32,270
3 Month USD LIBOR + 4.64%
$ 188,591
Sovereign - 0.34%
CoBank ACB
6.25%, 12/31/2049
(d),(h)
16,400 17,958
3 Month USD LIBOR + 4.66%
Farm Credit Bank of Texas
6.20%, 12/31/2049
(d),(f),(h)
3,000 3,149
3 Month USD LIBOR + 3.22%
$ 21,107
Telecommunications - 0.47%
Koninklijke KPN NV
7.00%, 03/28/2073
(e),(f),(h)
13,126 14,340
USD Swap Semi-Annual 10 Year + 5.21%
7.00%, 03/28/2073
(h)
8,000 8,740
USD Swap Semi-Annual 10 Year + 5.21%
Vodafone Group PLC
7.00%, 04/04/2079
(h)
5,900 6,831
USD Swap Semi-Annual 5 Year + 4.87%
$ 29,911
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation - 0.63%
BNSF Funding Trust I
6.61%, 12/15/2055
(h)
$ 35,709 $ 39,905
3 Month USD LIBOR + 2.35%
TOTAL BONDS $ 4,872,824
Total Investments $ 6,269,263
Other Assets and Liabilities -  0.54% 34,231
TOTAL NET ASSETS - 100.00% $ 6,303,494
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $39,268 or 0.62% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(e) Security or a portion of the security was on loan at the end of the period.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,522,465 or 24.15% of net assets.
(g) Non-income producing security
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
Portfolio Summary  (unaudited)
Sector Percent
Financial 78.56%
Utilities 6.73%
Money Market Funds 4.50%
Energy 2.99%
Communications 2.97%
Government 1.44%
Industrial 1.06%
Consumer, Non-cyclical 0.53%
Basic Materials 0.48%
Consumer, Cyclical 0.20%
Other Assets and Liabilities
0.54%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
November 30, 2019 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2019 Purchases Sales November 30, 2019
Value Cost Proceeds Value
Centaur Funding Corp 0 .00% 04/21/2020 $ 99,772 $ — $ — $ 98,090
Principal Government Money Market Fund 1.52% 98,550 557,891 387,762 268,679
$ 198,322 $ 557,891 $ 387,76 2 $ 366,769
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Centaur Funding Corp 0.00% 04/21/2020 $ — $ — $ — $ (1,68 2 )
Principal Government Money Market Fund 1.52% 865 — — —
$ 865 $ — $ — $ (1,68 2 )
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US Long Bond; March 2020 Short 200 $ 31,794 $ 23
Total $ 23
Amounts in thousands except contracts.

Schedule of Investments
SystematEx International Fund
November 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.29% Shares Held Value (000's)
Money Market Funds - 2.29%
BlackRock Liquidity FedFund 1.53%
(a),(b)
1,035,997 $ 1,037
Principal Government Money Market Fund
1.52%
(a),(c)
373,429 373
$ 1,410
TOTAL INVESTMENT COMPANIES $ 1,410
COMMON STOCKS - 98.81% Shares Held Value (000's)
Aerospace & Defense - 1.00%
Airbus SE 535 79
Safran SA 3,285 537
$ 616
Agriculture - 1.51%
British American Tobacco PLC 6,896 273
Imperial Brands PLC 12,801 282
Japan Tobacco Inc 2,700 61
Swedish Match AB 6,549 314
$ 930
Airlines - 1.38%
ANA Holdings Inc 5,200 177
Deutsche Lufthansa AG 9,317 177
Japan Airlines Co Ltd 6,700 208
Qantas Airways Ltd 58,884 291
$ 853
Apparel - 3.06%
Adidas AG 1,254 391
Kering SA 994 598
LVMH Moet Hennessy Louis Vuitton SE 1,860 833
Puma SE 815 61
$ 1,883
Automobile Manufacturers - 4.43%
Fiat Chrysler Automobiles NV 14,634 215
Honda Motor Co Ltd 16,200 455
Mazda Motor Corp 8,400 74
Peugeot SA 10,883 263
Subaru Corp 5,900 155
Suzuki Motor Corp 11,200 497
Toyota Motor Corp 9,400 658
Volkswagen AG 933 178
Volvo AB - B Shares 15,350 237
$ 2,732
Automobile Parts & Equipment - 1.91%
Aisin Seiki Co Ltd 6,300 238
Bridgestone Corp 7,100 284
Cie Generale des Etablissements Michelin SCA 2,319 278
Denso Corp 3,100 138
Faurecia SE 2,691 143
Sumitomo Rubber Industries Ltd 7,600 97
$ 1,178
Banks - 7.99%
ABN AMRO Bank NV
( d)
5,707 97
Australia & New Zealand Banking Group Ltd 7,298 123
Banco Santander SA 22,445 87
Bank Leumi Le-Israel BM 22,617 164
Bank of Montreal 1,000 77
Bank of Nova Scotia/The 2,000 113
BNP Paribas SA 5,820 326
Commonwealth Bank of Australia 2,870 157
Danske Bank A/S 4,001 54
DBS Group Holdings Ltd 12,600 232
HSBC Holdings PLC 78,936 588
Lloyds Banking Group PLC 1,043,496 823
Macquarie Group Ltd 4,737 443
Mizuho Financial Group Inc 132,200 205
National Australia Bank Ltd 2,600 46
Nordea Bank Abp 313 2
Oversea-Chinese Banking Corp Ltd 20,400 161
Raiffeisen Bank International AG 10,481 246
Resona Holdings Inc 44,500 189
Royal Bank of Canada 1,600 131
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Sumitomo Mitsui Financial Group Inc 8,200 $ 300
Toronto-Dominion Bank/The 2,200 127
United Overseas Bank Ltd 6,100 115
Westpac Banking Corp 7,212 120
$ 4,926
Beverages - 1.53%
Diageo PLC 3,580 146
Heineken Holding NV 3,328 319
Kirin Holdings Co Ltd 15,600 345
Suntory Beverage & Food Ltd 3,100 135
$ 945
Biotechnology - 0.88%
CSL Ltd 2,827 542
Chemicals - 1.95%
Arkema SA 1,479 153
BASF SE 4,604 346
Covestro AG
( d)
3,619 169
Mitsubishi Chemical Holdings Corp 30,400 226
Mitsui Chemicals Inc 5,000 120
Sumitomo Chemical Co Ltd 20,900 94
Tosoh Corp 6,400 95
$ 1,203
Commercial Services - 1.94%
Amadeus IT Group SA 5,579 444
Ashtead Group PLC 11,662 354
Wirecard AG
( e)
3,004 395
$ 1,193
Computers - 2.17%
Capgemini SE 2,081 246
Computershare Ltd 21,112 253
Fujitsu Ltd 4,700 428
NEC Corp 10,300 412
$ 1,339
Cosmetics & Personal Care - 0.18%
Unilever NV 1,911 114
Distribution & Wholesale - 2.92%
ITOCHU Corp 22,100 483
Mitsubishi Corp 19,500 511
Mitsui & Co Ltd 24,900 442
Sumitomo Corp 24,100 363
$ 1,799
Diversified Financial Services - 0.74%
ORIX Corp 27,800 456
Electric - 1.75%
E.ON SE 16,012 168
Enel SpA 88,268 667
Engie SA 15,543 246
$ 1,081
Electrical Components & Equipment - 0.98%
Brother Industries Ltd 16,200 322
Schneider Electric SE 2,906 280
$ 602
Engineering & Construction - 4.20%
ACS Actividades de Construccion y Servicios SA 10,990 427
Aena SME SA
( d)
1,897 348
Eiffage SA 3,176 347
Fraport AG Frankfurt Airport Services Worldwide 607 51
HOCHTIEF AG 1,292 159
Kajima Corp 19,600 259
Obayashi Corp 27,400 290
Taisei Corp 4,500 177
Vinci SA 4,879 532
$ 2,590
Entertainment - 0.57%
Aristocrat Leisure Ltd 15,331 352

Schedule of Investments
SystematEx International Fund
November 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food - 5.85%
Colruyt SA 5,523 $ 286
Empire Co Ltd 5,300 142
Koninklijke Ahold Delhaize NV 27,728 714
Nestle SA 10,122 1,051
NH Foods Ltd 4,000 168
Seven & i Holdings Co Ltd 5,100 191
Tate & Lyle PLC 19,382 183
Tesco PLC 131,243 389
WH Group Ltd
( d)
311,680 320
Wm Morrison Supermarkets PLC
( e)
62,090 159
$ 3,603
Forest Products & Paper - 0.92%
Stora Enso Oyj 11,046 149
UPM- Kymmene Oyj 12,489 417
$ 566
Healthcare - Products - 1.64%
Alcon Inc
( f)
1,617 89
Demant A/ S
( f)
6,908 211
EssilorLuxottica SA 383 60
Koninklijke Philips NV 7,429 345
Straumann Holding AG 315 303
$ 1,008
Healthcare - Services - 0.99%
Fresenius Medical Care AG & Co KGaA 2,441 179
Ramsay Health Care Ltd 4,215 208
Sonic Healthcare Ltd 10,915 223
$ 610
Holding Companies - Diversified - 0.79%
CK Hutchison Holdings Ltd 31,000 282
Jardine Matheson Holdings Ltd 3,682 207
$ 489
Home Builders - 2.46%
Barratt Developments PLC 19,400 167
Berkeley Group Holdings PLC 5,692 337
Daiwa House Industry Co Ltd 4,600 141
Persimmon PLC 10,271 340
Sekisui House Ltd 11,200 242
Taylor Wimpey PLC 128,534 290
$ 1,517
Home Furnishings - 1.11%
Sony Corp 10,800 685
Insurance - 8.27%
Aegon NV 27,737 125
Allianz SE 2,573 615
Aviva PLC 17,095 89
AXA SA 16,097 438
Baloise Holding AG 399 69
CNP Assurances 8,240 163
Direct Line Insurance Group PLC 78,795 311
Hannover Rueck SE 246 46
Legal & General Group PLC 151,221 549
Manulife Financial Corp 8,000 157
Mapfre SA 56,369 159
MS&AD Insurance Group Holdings Inc 6,800 220
Muenchener Rueckversicherungs -Gesellschaft
AG in Muenchen
370 106
NN Group NV 9,936 381
Sampo Oyj 3,132 127
Sompo Holdings Inc 5,500 217
Swiss Life Holding AG 1,134 562
Swiss Re AG 2,457 266
Tokio Marine Holdings Inc 4,000 218
Zurich Insurance Group AG 702 276
$ 5,094
Investment Companies - 0.36%
EXOR NV 2,938 224
COMMON STOCKS (continued) Shares Held Value (000’s)
Iron & Steel - 1.52%
ArcelorMittal SA 9,986 $ 170
BlueScope Steel Ltd 18,738 184
Fortescue Metals Group Ltd 73,610 485
JFE Holdings Inc 7,500 96
$ 935
Leisure Products & Services - 0.29%
Flight Centre Travel Group Ltd 5,968 178
Machinery - Construction & Mining - 0.84%
Hitachi Ltd 13,100 516
Media - 0.39%
Pearson PLC 28,659 240
RTL Group SA 40 2
$ 242
Mining - 4.25%
Anglo American PLC 19,585 512
BHP Group Ltd 16,906 436
Boliden AB
( f)
6,827 176
Glencore PLC
( f)
115,519 365
Rio Tinto Ltd 6,338 416
Rio Tinto PLC 10,323 562
South32 Ltd 81,821 149
$ 2,616
Miscellaneous Manufacturers - 0.37%
Siemens AG 1,767 228
Office & Business Equipment - 1.60%
Canon Inc 13,000 360
FUJIFILM Holdings Corp 4,800 227
Konica Minolta Inc 60,500 397
$ 984
Oil & Gas - 6.52%
BP PLC 100,762 628
Eni SpA 3,233 49
Equinor ASA 10,591 195
JXTG Holdings Inc 55,850 248
Neste Oyj 18,492 625
OMV AG 4,695 267
Repsol SA 19,231 303
Royal Dutch Shell PLC - A Shares 17,672 506
Royal Dutch Shell PLC - B Shares 15,717 446
TOTAL SA 14,256 748
$ 4,015
Pharmaceuticals - 9.31%
Alfresa Holdings Corp 11,000 228
Astellas Pharma Inc 23,300 398
AstraZeneca PLC 1,778 172
Bayer AG 5,042 381
GlaxoSmithKline PLC 23,710 539
Medipal Holdings Corp 12,400 266
Merck KGaA 1,972 230
Novartis AG 8,086 745
Novo Nordisk A/S 7,605 428
Roche Holding AG 3,047 939
Sanofi 5,689 530
Sumitomo Dainippon Pharma Co Ltd 15,700 297
Suzuken Co Ltd/Aichi Japan 5,900 258
UCB SA 4,003 324
$ 5,735
Private Equity - 1.42%
3i Group PLC 36,293 502
Partners Group Holding AG 441 372
$ 874
Real Estate - 1.67%
CK Asset Holdings Ltd 41,999 279
Kerry Properties Ltd 61,500 199
Sun Hung Kai Properties Ltd 21,000 306
Wheelock & Co Ltd 39,230 244
$ 1,028

Schedule of Investments
SystematEx International Fund
November 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 0.71%
Mirvac Group 193,322 $ 440
Retail - 0.57%
Sundrug Co Ltd 2,400 85
Wesfarmers Ltd 9,367 269
$ 354
Software - 1.21%
Mixi Inc 10,500 201
SAP SE 1,964 266
Ubisoft Entertainment SA
( f)
4,607 280
$ 747
Telecommunications - 4.34%
Deutsche Telekom AG 50,156 842
KDDI Corp 11,700 336
Nippon Telegraph & Telephone Corp 9,400 475
NTT DOCOMO Inc 16,300 448
Orange SA
( e)
26,915 445
SoftBank Group Corp 3,300 128
$ 2,674
Transportation - 0.32%
Central Japan Railway Co 400 81
Royal Mail PLC 43,642 117
$ 198
TOTAL COMMON STOCKS $ 60,894
Total Investments $ 62,304
Other Assets and Liabilities -  (1.10)% (680)
TOTAL NET ASSETS - 100.00% $ 61,624
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,037 or
1.68% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $934 or 1.52% of net assets.
(e) Security or a portion of the security was on loan at the end of the period.
(f) Non-income producing security
Portfolio Summary  ( unaudited)
Location Percent
Japan 26.00%
United Kingdom 15.10%
France 12.21%
Switzerland 8.17%
Germany 8.09%
Australia 7.93%
Netherlands 5.12%
Hong Kong 2.98%
Spain 2.87%
United States 2.29%
Finland 2.15%
Canada 1.21%
Sweden 1.18%
Italy 1.16%
Denmark 1.12%
Belgium 0.99%
Austria 0.83%
Singapore 0.83%
Norway 0.32%
Luxembourg 0.28%
Israel 0.27%
Other Assets and Liabilities
(1.10)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2019 Purchases Sales November 30, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.52% $ 386 $ 392 $ 405 $ 373
$ 386 $ 392 $ 405 $ 373
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.52% $ 2 $ — $ — $ —
$ 2 $ — $ — $ —
Amounts in thousands.

Glossary to the Schedule of Investments
November 30, 2019 (unaudited)
See accompanying notes.

Currency Abbreviations
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Renminbi
CNY Chinese Renminbi
COP Colombian Peso
CZK Czech Koruna
EUR Euro
GBP British Pound Sterling
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Nuevo Sol
PLN Polish Zloty
RON Romanian New Leu
RUB Russian Ruble
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD New Taiwan Dollar
UAH Ukrainian Hryvnia
USD/$ United States Dollar
ZAR South African Rand

November 30, 2019 (unaudited)

Security Valuation. Blue Chip Fund, Bond Market Index Fund, Capital Securities Fund, Diversified Real Asset Fund, EDGE MidCap Fund,
Global Multi-Strategy Fund, Global Opportunities Fund, International Equity Index Fund, International Small Company Fund, Opportunistic
Municipal Fund, Origin Emerging Markets Fund, Small-MidCap Dividend Income Fund, Small-MidCap Growth Fund, Spectrum Preferred
and Capital Securities Income Fund, and SystematEx International Fund (known as the “Funds”) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Principal Global
Investors, LLC (“the Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.
Certain of the Funds invest in Institutional Class shares of other series of Principal Funds, Inc. (the “Underlying Funds”). Investments in the
Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any Sub-Advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in
Level 1 includes listed equities and listed derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and US Government and Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, mortgage backed securities or senior floating rate interests.

November 30, 2019 (unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level
3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).
Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the
Fund’s Board of Directors. The Manager has established a valuation committee (“Valuation Committee”) of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets at least monthly and reports directly to the Board of Directors. A pricing group (the “Pricing
Group”) who reports to the Valuation Committee, relies on the established pricing policies to determine fair valuation. Included in the pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.
The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Blue Chip Fund
Common Stocks* $ 4,623,679 $ — $ — $ 4,623,679
Investment Companies 5,086 — — 5,086
Total investments in securities $ 4,628,765 $ — $ — $ 4,628,765
Bond Market Index Fund
Bonds* — 788,237 — 788,237
Investment Companies 139,998 — — 139,998
Municipal Bonds* — 15,591 — 15,591
U.S. Government & Government Agency Obligations* — 1,601,085 — 1,601,085
Total investments in securities $ 139,998 $ 2,404,913 $ — $ 2,544,911

November 30, 2019 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Capital Securities Fund
Bonds* $ — $ 632,505 $ — $ 632,505
Investment Companies 26,668 — — 26,668
Preferred Stocks
Communications — 7,476 — 7,476
Energy 4,256 — — 4,256
Financial 13,482 — — 13,482
Government 1,095 5,808 — 6,903
Total investments in securities $ 45,501 $ 645,789 $ — $ 691,290
Diversified Real Asset Fund
Bonds* — 434,014 — 434,014
Commodity Indexed Structured Notes* — 17,208 — 17,208
Common Stocks
Basic Materials 173,966 170,572 — 344,538
Communications 6,536 2,559 — 9,095
Consumer, Cyclical 19,713 11,763 33 31,509
Consumer, Non-cyclical 51,370 87,691 42 139,103
Energy 340,862 112,575 — 453,437
Financial 264,950 143,567 — 408,517
Industrial 120,916 99,316 115 220,347
Technology 7,139 — — 7,139
Utilities 235,732 288,043 — 523,775
Convertible Bonds* — 278 — 278
Investment Companies 130,862 — — 130,862
Senior Floating Rate Interests* — 552,323 — 552,323
U.S. Government & Government Agency Obligations* — 756,691 — 756,691
Purchased Interest Rate Swaptions — 2,024 — 2,024
Purchased Capped Options — 16 — 16
Purchased Options 186 195 — 381
Total investments in securities $ 1,352,232 $ 2,678,835 $ 190 $ 4,031,257
Assets
Commodity Contracts
Futures** 5,478 — — 5,478
Total Return Swaps — 99 — 99
Foreign Exchange Contracts
Foreign Currency Contracts — 9,063 — 9,063
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 3,798 — 3,798
Futures** 680 — — 680
Liabilities
Commodity Contracts
Futures** (11,016) — — (11,016)
Total Return Swaps — (4,190) — (4,190)
Foreign Exchange Contracts
Foreign Currency Contracts — (9,544) — (9,544)
Written Options — (51) — (51)
Interest Rate Contracts
Capped Options — (10) — (10)
Exchange Cleared Interest Rate Swaps** — (3,365) — (3,365)
Futures** (62) — — (62)
Interest Rate Swaptions — (3,586) — (3,586)
Written Options (148) — — (148)
EDGE MidCap Fund
Common Stocks
Basic Materials 39,800 — — 39,800
Communications 5,880 9,574 — 15,454
Consumer, Cyclical 90,390 — — 90,390
Consumer, Non-cyclical 106,105 — — 106,105
Energy 27,232 — — 27,232
Financial 145,421 — — 145,421
Industrial 147,750 — — 147,750
Technology 97,191 — — 97,191

November 30, 2019 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
EDGE MidCap Fund
Utilities $ 45,036 $ — $ — $ 45,036
Investment Companies 19,859 — — 19,859
Total investments in securities $ 724,664 $ 9,574 $ — $ 734,238
Global Multi-Strategy Fund
Bonds* — 359,507 895 360,402
Common Stocks
Basic Materials 9,229 15,667 — 24,896
Communications 31,718 7,045 363 39,126
Consumer, Cyclical 39,664 14,551 27 54,242
Consumer, Non-cyclical 65,106 17,657 490 83,253
Diversified 372 252 — 624
Energy 8,473 2,505 — 10,978
Financial 42,629 13,210 2,422 58,261
Industrial 44,412 19,029 — 63,441
Technology 41,014 5,062 338 46,414
Utilities 3,020 2,672 — 5,692
Convertible Bonds* — 3,785 — 3,785
Convertible Preferred Stocks
Communications — — 202 202
Consumer, Cyclical — — 61 61
Consumer, Non-cyclical 697 — — 697
Energy 22 49 — 71
Investment Companies 120,968 9,687 — 130,655
Municipal Bonds* — 590 — 590
Preferred Stocks
Basic Materials — 90 — 90
Communications — — 3 3
Consumer, Cyclical — 371 — 371
Financial — — 416 416
Industrial — — — —
Technology — — 142 142
Repurchase Agreements* — 271,580 — 271,580
Senior Floating Rate Interests* — 32,605 — 32,605
U.S. Government & Government Agency Obligations* — 531,651 — 531,651
Purchased Options 1,032 44 — 1,076
Purchased Interest Rate Swaptions — 691 — 691
Total investments in securities $ 408,356 $ 1,308,300 $ 5,359 $ 1,722,015
Short Sales
Bonds — (13,376) — (13,376)
Common Stocks
Basic Materials (2,223) (6,049) — (8,272)
Communications (7,845) (2,343) — (10,188)
Consumer, Cyclical (10,537) (7,242) — (17,779)
Consumer, Non-cyclical (24,514) (5,804) — (30,318)
Diversified — (523) — (523)
Energy (8,095) (210) — (8,305)
Financial (15,017) (6,764) — (21,781)
Industrial (11,502) (9,708) — (21,210)
Technology (19,472) (1,796) — (21,268)
Utilities (15,672) (2,446) — (18,118)
Preferred Stocks
Consumer, Non-cyclical — (141) — (141)
U.S. Government & Government Agency Obligations — (323,181) — (323,181)
Total Short Sales $ (114,877) $ (379,583) $ — $ (494,460)
Reverse Repurchase Agreements — (4 8 5,975) — (4 8 5,975)
Assets
Credit Contracts
Credit Default Swaps — 158 — 158
Exchange Cleared Credit Default Swaps** — 299 — 299
Commodity Contracts
Futures** 591 — — 591
Equity Contracts
Futures** 1,854 — — $ 1,854
Total Return Equity Basket Swaps — 2,832 — 2,832

November 30, 2019 (unaudited)

Global Opportunities Fund
Common Stocks
Basic Materials
252
—
—

Communications
1,557
585
—
2,142
Consumer, Cyclical
741
1,441
—
2,182
Consumer, Non-cyclical
1,665
1,036
—
2,701
Energy
907

—
1,289
Financial
2,513
1,325
—
3,838
Industrial
894

—
1,345
Technology
1,25 5

—
1,89 4
Utilities
—
132
—
132
Investment Companies
—
—
—
—
Total investments in securities
$ 9, 7 8 4
$ 5,991
$ —
$ 15,775
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Multi-Strategy Fund
Foreign Exchange Contracts
Foreign Currency Contracts $ — $ 5,077 $ — $ 5,077
Futures** 70 — — 70
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 422 — 422
Futures** 535 — — 535
Interest Rate Swaps — 361 — 361
Total Return Swaps — 492 — 492
Liabilities
Credit Contracts
Credit Default Swaps — (269) — (269)
Exchange Cleared Credit Default Swaps** — (102) — (102)
Commodity Contracts
Futures** (753) — — (753)
Equity Contracts
Futures** (2,604) — — (2,604)
Total Return Equity Basket Swaps — (1,729) — (1,729)
Written Options (397) — — (397)
Foreign Exchange Contracts
Foreign Currency Contracts — (4,838) — (4,838)
Futures (41) — — (41)
Written Options — (516) — (516)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (3,731) — (3,731)
Futures** (444) — — (444)
Interest Rate Swaps — (72) — (72)
Interest Rate Swaptions — (599) — (599)
Total Return Swaps — (10) — (10)
Written Options (52) — — (52)
International Equity Index Fund
Common Stocks
Basic Materials — 70,119 — 70,119
Communications 449 65,917 — 66,366
Consumer, Cyclical 351 141,490 — 141,841
Consumer, Non-cyclical 2,381 291,232 — 293,613
Diversified — 3,391 — 3,391
Energy — 56,172 — 56,172
Financial 595 245,614 — 246,209
Industrial — 151,987 — 151,987
Technology 4,012 48,173 — 52,185
Utilities — 41,233 — 41,233
Investment Companies 23,382 — — 23,382
Preferred Stocks
Basic Materials — 235 — 235
Consumer, Cyclical — 3,963 — 3,963
Consumer, Non-cyclical — 1,473 — 1,473
Industrial — 587 — 587
Total investments in securities $ 31,170 $ 1,121,586 $ — $ 1,152,756
Assets
Equity Contracts
Futures** 172 — — 172

November 30, 2019 (unaudited)
141
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
International Small Company Fund
Common Stocks
Basic Materials $ 16,308 $ 53,461 $ — $ 69,769
Communications — 43,667 — 43,667
Consumer, Cyclical 10,729 135,179 — 145,908
Consumer, Non-cyclical 11,436 122,422 — 133,858
Energy 13,898 21,923 — 35,821
Financial 20,304 208,450 — 228,754
Industrial 17,752 144,407 — 162,159
Technology 14,942 60,842 — 75,784
Utilities 6,500 19,890 — 26,390
Investment Companies 30,902 — — 30,902
Total investments in securities $ 142,771 $ 810,241 $ — $ 953,012
Opportunistic Municipal Fund
Investment Companies 87 — — 87
Municipal Bonds* — 148,497 — 148,497
Total investments in securities $ 87 $ 148,497 $ — $ 148,584
Origin Emerging Markets Fund
Common Stocks
Basic Materials 22,831 18,169 — 41,000
Communications 98,239 48,315 — 146,554
Consumer, Cyclical 15,924 74,951 — 90,875
Consumer, Non-cyclical 44,128 45,141 — 89,269
Energy — 47,273 — 47,273
Financial 48,371 189,311 — 237,682
Industrial 5,860 112,032 — 117,892
Technology 134,881 131,572 — 266,453
Utilities — 59,532 — 59,532
Investment Companies 15,669 — — 15,669
Preferred Stocks 20,095 — — 20,095
Total investments in securities $ 405,998 $ 726,296 $ — $ 1,132,294
Small- MidCap Dividend Income Fund
Common Stocks
Basic Materials 88,952 — — 88,952
Communications 24,741 — — 24,741
Consumer, Cyclical 311,744 — — 311,744
Consumer, Non-cyclical 191,476 — — 191,476
Energy 119,731 — — 119,731
Financial 831,961 17,978 — 849,939
Government 28,160 — — 28,160
Industrial 340,826 — — 340,826
Technology 176,369 — — 176,369
Utilities 121,989 — — 121,989
Investment Companies 69,555 — — 69,555
Total investments in securities $ 2,305,504 $ 17,978 $ — $ 2,323,482
Small- MidCap Growth Fund
Common Stocks* 5,169 — — 5,169
Investment Companies 125 — — 125
Total investments in securities $ 5,294 $ — $ — $ 5,294
Spectrum Preferred and Capital Securities Income Fund
Bonds* — 4,872,824 — 4,872,824
Convertible Preferred Stocks
Financial 39,496 — — 39,496
Investment Companies 283,707 — — 283,707
Preferred Stocks
Communications 32,903 124,325 — 157,228
Consumer, Non-cyclical — 24,847 — 24,847
Financial 595,390 18,676 — 614,066
Government 7,118 62,482 — 69,600
Industrial 27,025 — — 27,025

November 30, 2019 (unaudited)
142
*For additional detail regarding sector classifications, please see the Schedule of Investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
The Funds' Schedules of Investments as of November 30, 2019 have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Fund and its holdings, please see the Funds' prospectus and annual report.
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Spectrum Preferred and Capital Securities Income Fund
Utilities $ 177,466 $ 3,004 $ — $ 180,470
Total investments in securities $ 1,163,105 $ 5,106,158 $ — $ 6,269,263
Assets
Interest Rate Contracts
Futures** 23 — — 23
SystematEx International Fund
Common Stocks
Basic Materials — 5,320 — 5,320
Communications — 2,916 — 2,916
Consumer, Cyclical — 11,531 — 11,531
Consumer, Non-cyclical 142 14,538 — 14,680
Diversified — 489 — 489
Energy — 4,015 — 4,015
Financial 605 12,437 — 13,042
Industrial — 4,750 — 4,750
Technology — 3,070 — 3,070
Utilities — 1,081 — 1,081
Investment Companies 1,410 — — 1,410
Total investments in securities $ 2,157 $ 60,147 $ — $ 62,304